UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-10385

                                 Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                 Newport Beach,  CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

                                         Newport Beach,  CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:         949-219-6767

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PACIFIC LIFE FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2013

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	3,051,345	$31,672,965
PL Inflation Managed Fund ‘P’	5,122,449	46,255,719
PL Managed Bond Fund ‘P’	15,633,334	170,090,675
PL Short Duration Bond Fund ‘P’	7,263,429	73,360,635
PL Emerging Markets Debt Fund ‘P’	2,924,935	29,015,352
PL Comstock Fund ‘P’	1,258,653	19,836,370
PL Growth Fund ‘P’	290,532	4,584,592
PL Large-Cap Growth Fund ‘P’	926,423	10,848,411
PL Large-Cap Value Fund ‘P’	1,573,274	23,740,708
PL Main Street Core Fund ‘P’	583,291	7,821,937
PL Mid-Cap Equity Fund ‘P’	682,971	8,421,036
PL Mid-Cap Growth Fund ‘P’	528,571	5,296,285
PL International Large-Cap Fund ‘P’	673,090	12,041,573
PL International Value Fund ‘P’	740,614	7,554,263
PL Currency Strategies Fund ‘P’ *	1,356,547	13,850,340
PL Global Absolute Return Fund ‘P’	2,862,804	27,855,087
PL Precious Metals Fund ‘P’	652,733	3,975,146

Total Affiliated Mutual Funds (Cost $463,681,766)		496,221,094

TOTAL INVESTMENTS - 100.1% (Cost $463,681,766)		496,221,094

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(736,885)

NET ASSETS - 100.0%		$495,484,209

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	79.1%
Affiliated Equity Funds	21.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	3,158,374	$32,783,919
PL Inflation Managed Fund ‘P’	4,606,723	41,598,711
PL Managed Bond Fund ‘P’	10,856,110	118,114,475
PL Short Duration Bond Fund ‘P’	5,862,472	59,210,971
PL Emerging Markets Debt Fund ‘P’	2,181,521	21,640,690
PL Comstock Fund ‘P’	2,053,506	32,363,250
PL Growth Fund ‘P’	538,389	8,495,781
PL Large-Cap Growth Fund ‘P’	1,682,937	19,707,193
PL Large-Cap Value Fund ‘P’	2,829,019	42,689,889
PL Main Street Core Fund ‘P’	2,073,043	27,799,508
PL Mid-Cap Equity Fund ‘P’	915,139	11,283,661
PL Mid-Cap Growth Fund ‘P’	666,829	6,681,624
PL Small-Cap Growth Fund ‘P’ *	492,096	7,479,865
PL Small-Cap Value Fund ‘P’	417,616	5,500,004
PL Emerging Markets Fund ‘P’	691,188	10,277,968
PL International Large-Cap Fund ‘P’	1,267,846	22,681,767
PL International Value Fund ‘P’	1,619,217	16,516,016
PL Currency Strategies Fund ‘P’ *	1,478,108	15,091,487
PL Global Absolute Return Fund ‘P’	3,128,554	30,440,833
PL Precious Metals Fund ‘P’	1,766,535	10,758,200

Total Affiliated Mutual Funds (Cost $481,491,262)		541,115,812

TOTAL INVESTMENTS - 100.0% (Cost $481,491,262)		541,115,812

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(60,872)

NET ASSETS - 100.0%		$541,054,940

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	58.9%
Affiliated Equity Funds	41.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$496,221,094	$496,221,094	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$541,115,812	$541,115,812	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-1

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	5,100,174	$52,939,803
PL Inflation Managed Fund ‘P’	6,715,084	60,637,209
PL Managed Bond Fund ‘P’	19,772,353	215,123,204
PL Short Duration Bond Fund ‘P’	8,320,594	84,037,995
PL Emerging Markets Debt Fund ‘P’	4,787,006	47,487,103
PL Comstock Fund ‘P’	7,203,123	113,521,226
PL Growth Fund ‘P’	2,016,744	31,824,214
PL Large-Cap Growth Fund ‘P’	5,280,080	61,829,734
PL Large-Cap Value Fund ‘P’	9,263,444	139,785,368
PL Main Street Core Fund ‘P’	6,714,108	90,036,189
PL Mid-Cap Equity Fund ‘P’	4,609,551	56,835,767
PL Mid-Cap Growth Fund ‘P’	2,866,751	28,724,845
PL Small-Cap Growth Fund ‘P’ *	1,168,084	17,754,870
PL Small-Cap Value Fund ‘P’	3,773,693	49,699,535
PL Real Estate Fund ‘P’	1,960,485	25,819,591
PL Emerging Markets Fund ‘P’	3,865,984	57,487,181
PL International Large-Cap Fund ‘P’	5,188,318	92,819,012
PL International Value Fund ‘P’	6,444,209	65,730,937
PL Currency Strategies Fund ‘P’ *	5,075,168	51,817,460
PL Global Absolute Return Fund ‘P’	6,805,717	66,219,626
PL Precious Metals Fund ‘P’	4,838,796	29,468,266

Total Affiliated Mutual Funds (Cost $1,215,215,436)		1,439,599,135

TOTAL INVESTMENTS - 100.0% (Cost $1,215,215,436)		1,439,599,135

OTHER ASSETS & LIABILITIES, NET - 0.0%		505,409

NET ASSETS - 100.0%		$1,440,104,544

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	59.8%
Affiliated Fixed Income Funds	40.2%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	2,407,951	$21,743,793
PL Managed Bond Fund ‘P’	7,305,836	79,487,500
PL Short Duration Bond Fund ‘P’	1,366,852	13,805,200
PL Emerging Markets Debt Fund ‘P’	1,385,815	13,747,290
PL Comstock Fund ‘P’	5,478,401	86,339,599
PL Growth Fund ‘P’	1,462,794	23,082,883
PL Large-Cap Growth Fund ‘P’	4,343,971	50,867,900
PL Large-Cap Value Fund ‘P’	7,052,917	106,428,519
PL Main Street Core Fund ‘P’	6,120,711	82,078,741
PL Mid-Cap Equity Fund ‘P’	4,746,915	58,529,467
PL Mid-Cap Growth Fund ‘P’	2,704,387	27,097,961
PL Small-Cap Growth Fund ‘P’ *	1,320,875	20,077,294
PL Small-Cap Value Fund ‘P’	4,379,690	57,680,523
PL Real Estate Fund ‘P’	1,930,719	25,427,576
PL Emerging Markets Fund ‘P’	3,576,820	53,187,311
PL International Large-Cap Fund ‘P’	4,310,640	77,117,345
PL International Value Fund ‘P’	6,236,185	63,609,084
PL Currency Strategies Fund ‘P’ *	3,273,813	33,425,630
PL Global Absolute Return Fund ‘P’	4,534,235	44,118,101
PL Precious Metals Fund ‘P’	4,397,130	26,778,524

Total Affiliated Mutual Funds (Cost $768,047,169)		964,630,241

TOTAL INVESTMENTS - 100.0% (Cost $768,047,169)		964,630,241

OTHER ASSETS & LIABILITIES, NET - 0.0%		170,113

NET ASSETS - 100.0%		$964,800,354

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	78.6%
Affiliated Fixed Income Funds	21.4%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,439,599,135	$1,439,599,135	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$964,630,241	$964,630,241	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-2

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Managed Bond Fund ‘P’	695,087	$7,562,550
PL Comstock Fund ‘P’	1,618,127	25,501,681
PL Growth Fund ‘P’	549,583	8,672,411
PL Large-Cap Growth Fund ‘P’	1,356,213	15,881,256
PL Large-Cap Value Fund ‘P’	2,050,495	30,941,966
PL Main Street Core Fund ‘P’	1,826,026	24,487,002
PL Mid-Cap Equity Fund ‘P’	1,499,979	18,494,739
PL Mid-Cap Growth Fund ‘P’	1,108,772	11,109,892
PL Small-Cap Growth Fund ‘P’ *	813,572	12,366,293
PL Small-Cap Value Fund ‘P’	1,695,306	22,327,186
PL Real Estate Fund ‘P’	755,400	9,948,623
PL Emerging Markets Fund ‘P’	1,176,108	17,488,730
PL International Large-Cap Fund ‘P’	1,352,144	24,189,857
PL International Value Fund ‘P’	1,849,965	18,869,640
PL Currency Strategies Fund ‘P’ *	951,700	9,716,860
PL Global Absolute Return Fund ‘P’	1,294,034	12,590,955
PL Precious Metals Fund ‘P’	1,577,333	9,605,957

Total Affiliated Mutual Funds (Cost $203,959,809)		279,755,598

TOTAL INVESTMENTS - 100.0% (Cost $203,959,809)		279,755,598

OTHER ASSETS & LIABILITIES, NET - 0.0%		62,470

NET ASSETS - 100.0%		$279,818,068

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	89.3%
Affiliated Fixed Income Funds	10.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$279,755,598	$279,755,598	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-3

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 75.3%

Consumer Discretionary - 10.1%

D.R. Horton Inc 3.625% due 02/15/18	$750,000	$741,561
DIRECTV Holdings LLC 3.125% due 02/15/16	750,000	775,901
DISH DBS Corp
4.250% due 04/01/18	250,000	251,561
4.625% due 07/15/17	200,000	205,500
General Motors Co 3.500% due 10/02/18 ~	500,000	501,250
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,000,000	1,045,908
NBCUniversal Enterprise Inc 0.953% due 04/15/18 ~ §	1,250,000	1,257,332
Viacom Inc 2.500% due 12/15/16	750,000	769,289
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	250,000	260,938
Wyndham Worldwide Corp 2.500% due 03/01/18	750,000	743,492

		6,552,732

Consumer Staples - 0.4%

Sun Merger Sub Inc 5.250% due 08/01/18 ~	250,000	256,875

Energy - 7.5%

Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	500,000	486,333
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	250,000	257,653
Nabors Industries Inc 2.350% due 09/15/16 ~	750,000	758,752
ONEOK Partners LP 3.200% due 09/15/18	500,000	510,114
Petrobras Global Finance BV (Netherlands) 3.000% due 01/15/19	1,000,000	943,141
Pioneer Natural Resources Co 5.875% due 07/15/16	350,000	390,149
Spectra Energy Partners LP 2.950% due 09/25/18	500,000	508,927
Transocean Inc (Cayman) 2.500% due 10/15/17	500,000	501,914
Whiting Petroleum Corp 5.000% due 03/15/19	500,000	502,500

		4,859,483

Financials - 31.1%

Ally Financial Inc 4.750% due 09/10/18	500,000	498,413
American International Group Inc 2.375% due 08/24/15	1,000,000	1,022,366
Bank of America Corp 1.320% due 03/22/18 §	500,000	502,098
Bank of America NA 5.300% due 03/15/17	1,000,000	1,103,148
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	495,831
Capital One Financial Corp 2.150% due 03/23/15	750,000	762,399
Citigroup Inc 1.250% due 01/15/16	1,000,000	999,976
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	250,000	254,963

	Principal Amount	Value
Daimler Finance North America LLC 1.650% due 04/10/15 ~	$1,000,000	$1,009,691
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	500,000	501,661
Ford Motor Credit Co LLC 3.000% due 06/12/17	1,000,000	1,028,925
General Electric Capital Corp 0.959% due 04/02/18 §	1,000,000	1,006,840
General Motors Financial Co Inc 3.250% due 05/15/18 ~	500,000	487,500
ING US Inc 2.900% due 02/15/18	1,000,000	1,005,303
JPMorgan Chase & Co 1.100% due 10/15/15	1,000,000	1,002,496
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	750,000	737,451
Morgan Stanley
1.750% due 02/25/16	1,000,000	1,005,598
2.125% due 04/25/18	500,000	487,952
PNC Bank NA 1.300% due 10/03/16	750,000	753,410
SLM Corp 3.875% due 09/10/15	500,000	512,500
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	1,000,000	1,007,040
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,000,000	1,007,873
The Huntington National Bank 1.350% due 08/02/16	500,000	500,124
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	494,194
Union Bank NA 1.500% due 09/26/16	1,000,000	1,005,931
Ventas Realty LP 1.550% due 09/26/16	1,000,000	1,002,299

		20,195,982

Health Care - 2.1%

Mylan Inc 1.800% due 06/24/16 ~	1,000,000	1,005,014
Valeant Pharmaceuticals International 6.750% due 08/15/18 ~	350,000	376,250

		1,381,264

Industrials - 8.6%

Air Lease Corp 5.625% due 04/01/17	1,500,000	1,605,000
British Airways PLC (United Kingdom) 5.625% due 12/20/21 ~	450,000	462,375
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	964,292	1,012,507
ERAC USA Finance LLC 1.400% due 04/15/16 ~	500,000	498,133
International Lease Finance Corp
3.875% due 04/15/18	250,000	242,031
5.650% due 06/01/14	250,000	256,563
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,019,334
United Continental Holdings Inc 6.375% due 06/01/18	250,000	255,625
United Rentals North America Inc 5.750% due 07/15/18	250,000	263,750

		5,615,318

Information Technology - 1.6%

Arrow Electronics Inc 3.000% due 03/01/18	1,000,000	1,009,899

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-4

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Materials - 7.2%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	$200,000	$206,500
ArcelorMittal (Luxembourg) 4.250% due 02/25/15	850,000	873,375
Barrick Gold Corp (Canada) 2.500% due 05/01/18	500,000	477,383
Cliffs Natural Resources Inc 3.950% due 01/15/18	500,000	502,725
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	500,000	515,000
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	1,000,000	1,003,016
Glencore Funding LLC 2.500% due 01/15/19 ~	1,000,000	938,741
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	200,000	196,000

		4,712,740

Telecommunication Services - 4.4%

America Movil SAB de CV (Mexico) 1.256% due 09/12/16 §	1,000,000	1,000,724
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	268,125
Verizon Communications Inc
2.002% due 09/14/18 §	1,000,000	1,052,750
2.500% due 09/15/16	500,000	515,827

		2,837,426

Utilities - 2.3%

Duke Energy Corp 1.625% due 08/15/17	500,000	498,604
The Dayton Power & Light Co 1.875% due 09/15/16 ~	1,000,000	1,008,732

		1,507,336

Total Corporate Bonds & Notes (Cost $48,859,714)		48,929,055

SENIOR LOAN NOTES - 20.3%

Consumer Discretionary - 3.2%

Charter Communications Operating LLC Term F 3.000% due 12/31/20 §	498,750	494,564
Hilton Worldwide Inc Term B-2 due 09/23/20 µ	600,000	600,062
Seminole Tribe of Florida 3.000% due 04/29/20 §	965,000	965,000

		2,059,626

Consumer Staples - 0.4%

Reynolds Group Holdings 4.750% due 09/28/18 §	247,500	248,614

Energy - 1.0%

Chesapeake Energy Corp 5.750% due 12/02/17 §	500,000	509,727
EP Energy LLC Tranche B-3 3.500% due 05/24/18 §	166,667	165,938

		675,665

Financials - 0.2%

Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	108,333	115,982

	Principal Amount	Value
Health Care - 3.4%

Fresenius US Finance I Inc Tranche B 2.248% due 08/07/19 §	$1,000,000	$1,000,208
Valeant Pharmaceuticals International Inc
Series C-2 Tranche B
3.750% due 12/11/19 §	246,875	247,184
Series E Tranche B
4.500% due 08/05/20 §	744,375	750,772
Warner Chilcott Co LLC Term B-1 5.500% due 03/15/18 §	36,518	36,594
Warner Chilcott Corp Term B-1 5.500% due 03/15/18 §	83,883	84,058
WC Luxco SARL Term B-3 5.500% due 03/15/18 §	66,102	66,239

		2,185,055

Industrials - 4.7%

Accudyne Industries LLC 4.000% due 12/13/19 §	496,250	493,493
AWAS Finance Luxembourg SARL 3.500% due 06/10/16 §	481,230	482,434
CSC Holdings LLC Term B 2.679% due 04/17/20 §	997,500	987,837
Flying Fortress Inc 3.500% due 06/30/17 §	208,333	208,203
Gardner Denver Inc 4.250% due 07/30/20 §	400,000	396,889
WESCO Distribution Inc Tranche B-1 4.500% due 12/12/19 §	490,333	493,459

		3,062,315

Information Technology - 3.8%

Activision Blizzard Inc Term B due 07/26/20 µ	1,000,000	1,001,250
Dell Inc Term B due 09/10/19 µ	500,000	492,552
Freescale Semiconductor Inc Tranche B-5 5.000% due 01/15/21 §	500,000	501,459
Infor (US) Inc Tranche B-2 5.250% due 04/05/18 §	498,611	501,104

		2,496,365

Materials - 1.1%

FMG Resources Property Ltd 5.250% due 10/18/17 §	495,000	497,644
Tronox Inc Term B 4.500% due 03/19/20 §	249,375	251,245

		748,889

Telecommunication Services - 1.9%

Telesat Canada Term B-2 3.500% due 03/28/19 §	247,503	246,881
Windstream Corp
Term B-3
4.000% due 08/08/19 §	740,619	743,670
Tranche B-4
3.500% due 01/23/20 §	248,750	249,434

		1,239,985

Utilities - 0.6%

NRG Energy Inc 2.750% due 07/01/18 §	398,000	396,103

Total Senior Loan Notes (Cost $13,190,581)		13,228,599

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-5

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 1.1%

U.S. Treasury Notes - 1.1%

0.250% due 11/30/13	$50,000	$50,018
0.250% due 02/28/15	500,000	500,391
0.875% due 11/30/16	175,000	175,841

Total U.S. Treasury Obligations (Cost $725,330)		726,250

	Shares
SHORT-TERM INVESTMENT - 5.6%

Money Market Fund - 5.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,646,625	3,646,625

Total Short-Term Investment (Cost $3,646,625)		3,646,625

TOTAL INVESTMENTS - 102.3% (Cost $66,422,250)		66,530,529

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(1,512,419)

NET ASSETS - 100.0%		$65,018,110

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	75.3%
Senior Loan Notes	20.3%
Short-Term Investment	5.6%
Others (each less than 3.0%)	1.1%

	102.3%
Other Assets & Liabilities, Net	(2.3%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AA / U.S. Government & Agency Issues	5.1%
A	23.7%
BBB	47.7%
BB	16.0%
B	7.5%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$48,929,055	$—	$47,454,173	$1,474,882
	Senior Loan Notes	13,228,599	—	13,228,599	—
	U.S. Treasury Obligations	726,250	—	726,250	—
	Short-Term Investment	3,646,625	3,646,625	—	—

	Total	$66,530,529	$3,646,625	$61,409,022	$1,474,882

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$811,875
Purchases	726,750
Sales (Includes Paydowns)	(35,708)
Accrued Discounts (Premiums)	(2,158)
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(25,877)
Transfers In	—
Transfers Out	—

Value, End of Period	$1,474,882

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($25,877)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-6

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 75.7%
Consumer Discretionary - 11.8%

Brinker International Inc 3.875% due 05/15/23	$2,950,000	$2,777,109
Cedar Fair LP 5.250% due 03/15/21 ~	4,000,000	3,835,000
Comcast Corp 4.650% due 07/15/42	2,250,000	2,147,556
COX Communications Inc 4.700% due 12/15/42 ~	1,000,000	812,670
D.R. Horton Inc 3.625% due 02/15/18	2,000,000	1,977,500
DIRECTV Holdings LLC 2.400% due 03/15/17	6,000,000	6,033,706
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,343,522
General Motors Co 3.500% due 10/02/18 ~	3,000,000	3,007,500
6.250% due 10/02/43 ~	1,150,000	1,138,500
Hyatt Hotels Corp 3.875% due 08/15/16	3,000,000	3,190,896
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	3,000,000	3,137,730
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,175,132
MGM Resorts International 6.750% due 10/01/20	3,500,000	3,683,750
Mohawk Industries Inc 3.850% due 02/01/23	4,000,000	3,828,868
PNK Finance Corp 6.375% due 08/01/21 ~	2,000,000	2,050,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	3,500,000	3,342,500
Standard Pacific Corp 6.250% due 12/15/21	2,900,000	2,903,625
Toll Brothers Finance Corp 4.375% due 04/15/23	2,500,000	2,306,250
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	4,500,000	4,410,000
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,108,760

		58,210,574

Consumer Staples - 1.8%

Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	3,500,000	3,346,875
Lorillard Tobacco Co 3.750% due 05/20/23	1,650,000	1,519,162
Reynolds Group Issuer Inc 5.750% due 10/15/20	4,000,000	4,035,000

		8,901,037

Energy - 7.8%

Cimarex Energy Co 5.875% due 05/01/22	3,000,000	3,045,000
DCP Midstream Operating LP 3.875% due 03/15/23	4,000,000	3,648,240
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	4,000,000	4,122,440
Nabors Industries Inc ~ 2.350% due 09/15/16	2,250,000	2,276,255
ONEOK Partners LP 5.000% due 09/15/23	2,100,000	2,160,176
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	3,000,000	2,775,504
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	3,029,739

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	$3,250,000	$3,197,188
Samson Investment Co 10.250% due 02/15/20 ~	2,000,000	2,130,000
The Williams Cos Inc 3.700% due 01/15/23	6,000,000	5,431,488
Transocean Inc (Cayman) 2.500% due 10/15/17	6,500,000	6,524,882

		38,340,912

Financials - 25.5%

Bank of America Corp 1.320% due 03/22/18 §	4,500,000	4,518,878
Bank of America NA 5.300% due 03/15/17	8,200,000	9,045,814
Berkshire Hathaway Finance Corp 1.600% due 05/15/17	9,000,000	9,085,572
Caixa Economica Federal (Brazil) 4.500% due 10/03/18 ~	500,000	496,600
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	4,000,000	3,927,056
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	789,679
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,201,737
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	4,500,000	4,514,945
Ford Motor Credit Co LLC 3.000% due 06/12/17	4,000,000	4,115,700
4.250% due 09/20/22	5,000,000	5,004,815
General Electric Capital Corp 0.983% due 04/02/18 §	3,000,000	3,020,520
2.100% due 12/11/19	8,000,000	7,880,888
Genworth Holdings Inc 4.900% due 08/15/23	3,600,000	3,623,044
Health Care REIT Inc 3.750% due 03/15/23	5,000,000	4,740,890
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	5,000,000	4,639,780
ING US Inc 2.900% due 02/15/18	4,000,000	4,021,212
JPMorgan Chase & Co 3.250% due 09/23/22	3,000,000	2,836,791
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	4,705,035
Liberty Mutual Group Inc 4.250% due 06/15/23 ~	2,000,000	1,955,286
4.950% due 05/01/22 ~	4,500,000	4,663,121
Morgan Stanley 3.750% due 02/25/23	3,000,000	2,898,987
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	3,000,000	3,082,500
Prudential Financial Inc 5.200% due 03/15/44 §	3,000,000	2,736,000
Raymond James Financial Inc 5.625% due 04/01/24	4,000,000	4,173,388
The Goldman Sachs Group Inc 1.600% due 11/23/15	4,000,000	4,031,492
The Korea Development Bank (South Korea) 1.500% due 01/22/18	5,000,000	4,832,560
UDR Inc REIT 3.700% due 10/01/20	2,000,000	2,013,474
Vornado Realty LP REIT 5.000% due 01/15/22	4,000,000	4,202,592
WEA Finance LLC 3.375% due 10/03/22 ~	9,000,000	8,502,120

		125,260,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-7

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Health Care - 1.8%

Edwards Lifesciences Corp 2.875% due 10/15/18	$2,000,000	$1,994,896
HCA Inc 6.500% due 02/15/20	3,000,000	3,258,750
Hospira Inc 5.800% due 08/12/23	1,350,000	1,376,611
Valeant Pharmaceuticals International 6.750% due 08/15/18 ~	2,150,000	2,311,250

		8,941,507

Industrials - 10.5%

Air Canada Pass Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	5,000,000	4,706,250
Air Lease Corp 5.625% due 04/01/17	8,500,000	9,095,000
British Airways PLC (United Kingdom) 4.625% due 06/20/24 ~	3,000,000	3,007,500
5.625% due 12/30/21 ~	3,200,000	3,288,000
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	7,714,337	8,100,054
International Lease Finance Corp 3.875% due 04/15/18	1,750,000	1,694,219
7.125% due 09/01/18 ~	1,000,000	1,122,500
Owens Corning 4.200% due 12/15/22	5,000,000	4,888,920
Penske Truck Leasing Co LP 4.250% due 01/17/23 ~	3,500,000	3,411,450
The ADT Corp 6.250% due 10/15/21 ~	2,000,000	2,032,500
United Continental Holdings Inc 6.375% due 06/01/18	2,500,000	2,556,250
United Rentals North America Inc 5.750% due 07/15/18	2,000,000	2,110,000
US Airways Pass Through Trust ‘A’ 4.625% due 12/03/26	5,750,000	5,548,750

		51,561,393

Information Technology - 0.8%

Arrow Electronics Inc 3.000% due 03/01/18	4,000,000	4,039,596

Materials - 11.8%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	2,200,000	2,271,500
ArcelorMittal (Luxembourg) 6.000% due 03/01/21	3,025,000	3,123,313
Ardagh Packaging Finance PLC (Ireland) 7.375% due 10/15/17 ~	2,750,000	2,952,813
Barrick Gold Corp (Canada) 4.100% due 05/01/23	3,000,000	2,647,974
Domtar Corp 4.400% due 04/01/22	4,000,000	3,868,640
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	3,500,000	3,605,000
Freeport-McMoRan Copper & Gold Inc 3.875% due 03/15/23 ~	8,000,000	7,393,040
Glencore Funding LLC 2.500% due 01/15/19 ~	6,000,000	5,632,446
Reliance Steel & Aluminum Co 4.500% due 04/15/23	5,850,000	5,722,681
Rock Tenn Co 3.500% due 03/01/20	4,000,000	3,962,100
Samarco Mineracao SA (Brazil) 4.125% due 11/01/22 ~	4,000,000	3,490,000
Sealed Air Corp 8.375% due 09/15/21 ~	2,000,000	2,275,000

	Principal Amount	Value
Southern Copper Corp 5.250% due 11/08/42	$2,000,000	$1,622,768
Tronox Finance LLC 6.375% due 08/15/20	2,000,000	1,990,000
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,754,284
Xstrata Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	6,000,000	5,618,310

		57,929,869

Telecommunication Services - 2.7%

CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,027,961
Hughes Satellite Systems Corp 6.500% due 06/15/19	2,500,000	2,656,250
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	2,000,000	2,145,000
Verizon Communications Inc 5.150% due 09/15/23	5,000,000	5,371,715

		13,200,926

Utilities - 1.2%

Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,000,000	3,045,189
NRG Energy Inc 6.625% due 03/15/23	3,000,000	2,955,000

		6,000,189

Total Corporate Bonds & Notes (Cost $381,569,485)		372,386,479

SENIOR LOAN NOTES - 16.2%

Consumer Discretionary - 2.4%

Acosta Inc Term D 5.000% due 03/02/18 §	1,746,250	1,754,108
ClubCorp Club Operation Inc 4.000% due 07/24/20 §	1,421,014	1,425,454
Getty Images Inc 4.750% due 10/18/19 §	2,177,016	1,947,522
Hilton Worldwide Inc due 09/23/20 µ	2,500,000	2,500,260
Seven Sea Cruises S DE RL Term B-1 4.750% due 12/21/18 §	1,975,000	1,994,750
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	2,016,250

		11,638,344

Consumer Staples - 2.1%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	1,973,417	1,972,801
BJ’s Wholesale Club Inc (1st Lien) 4.250% due 09/26/19 §	2,977,538	2,981,253
Del Monte Foods Co Term B 4.000% due 02/15/18 §	4,006,239	4,002,486
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	1,535,357	1,542,074

		10,498,614

Energy - 0.3%

Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	1,500,000	1,505,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-8

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Financials - 1.3%

First Data Corp Term B 4.180% due 09/24/18 §	$2,500,000	$2,486,563
Realogy Corp Term B 4.500% due 02/12/20 §	1,492,500	1,504,937
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	2,416,667	2,587,283

		6,578,783

Health Care - 0.7%

Valeant Pharmaceutical International Series C-2 Tranche B 3.750% due 12/11/19 §	3,456,250	3,460,570

Industrials - 4.3%

Accudyne Industries LLC 4.000% due 12/13/19 §	2,977,500	2,960,957
AlixPartners LLP Term B-2 (1st Lien) 5.000% due 07/10/20 §	1,980,050	1,999,851
CSC Holdings LLC Term B 2.679% due 04/17/20 §	4,488,750	4,445,267
Gardner Denver Inc 4.250% due 07/30/20 §	3,000,000	2,976,666
Rexnord LLC/RBS Global Inc Term B 4.000% due 08/21/20 §	3,000,000	2,970,000
Tomkins Air (1st Lien) 5.000% due 11/09/18 §	2,977,500	3,002,312
WESCO Distribution Inc Tranche B-1 4.500% due 12/12/19 §	2,934,643	2,953,351

		21,308,404

Information Technology - 0.7%

BMC Software Finance Inc 5.000% due 09/10/20 §	1,500,000	1,503,562
Dell Inc Term B due 09/10/19 µ	2,000,000	1,970,208

		3,473,770

Materials - 1.0%

Berry Plastics Corp Term D 3.500% due 02/08/20 §	2,985,000	2,960,747
FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	1,980,000	1,990,575

		4,951,322

Telecommunication Services - 3.4%

Cricket Communications Inc 4.750% due 10/01/19 §	2,481,250	2,484,352
Intelsat Jackson Holding SA Tranche B-1 4.250% due 04/02/18 §	2,961,284	2,973,624
Level 3 Financing Inc
Tranche B
due 01/15/20 µ	2,500,000	2,505,845
Tranche B-II
4.750% due 08/01/19 §	1,500,000	1,506,237
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,505,625
Windstream Corp Term B-3 4.000% due 08/08/19 §	4,436,250	4,454,528

		16,430,211

Total Senior Loan Notes (Cost $79,906,615)		79,845,456

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 5.0%

U.S. Treasury Bonds - 1.1%

2.750% due 11/15/42	$3,000,000	$2,482,968
3.000% due 05/15/42	2,000,000	1,752,344
3.750% due 08/15/41	1,000,000	1,016,328

		5,251,640

U.S. Treasury Notes - 3.9%

0.250% due 10/31/14	2,000,000	2,002,500
0.250% due 02/28/15	5,000,000	5,003,905
0.375% due 04/15/15	5,000,000	5,011,525
0.375% due 06/30/15	5,000,000	5,009,080
1.750% due 05/15/23	2,500,000	2,317,675

		19,344,685

Total U.S. Treasury Obligations (Cost $25,460,728)		24,596,325

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,231,094	11,231,094

Total Short-Term Investment (Cost $11,231,094)		11,231,094

TOTAL INVESTMENTS - 99.2% (Cost $498,167,922)		488,059,354

OTHER ASSETS & LIABILITIES, NET - 0.8%		3,988,090

NET ASSETS - 100.0%		$492,047,444

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	75.7%
Senior Loan Notes	16.2%
U.S. Treasury Obligations	5.0%
Others (each less than 3.0%)	2.3%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AA / U.S. Government & Agency Issues	9.3%
A	14.5%
BBB	41.7%
BB	18.4%
B	15.7%
CCC	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-9

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in

Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$372,386,479	$—	$347,735,925	$24,650,554
	Senior Loan Notes	79,845,456	—	79,845,456	—
	U.S. Treasury Obligations	24,596,325	—	24,596,325	—
	Short-Term Investment	11,231,094	11,231,094	—	—

	Total	$488,059,354	$11,231,094	$452,177,706	$24,650,554

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$15,838,938
Purchases	12,105,211
Sales (Includes Paydowns)	(2,197,538)
Accrued Discounts (Premiums)	(17,615)
Net Realized Gains	7,644
Change in Net Unrealized Depreciation	(1,086,086)
Transfers In	—
Transfers Out	—

Value, End of Period	$24,650,554

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($1,054,023)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-10

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Energy - 0.5%

Halcon Resources Corp 5.750%	200	$192,388

Total Convertible Preferred Stocks (Cost $200,000)		192,388

COMMON STOCKS - 6.0%

Consumer Discretionary - 1.7%

Cedar Fair LP	2,500	109,000
Ford Motor Co	6,380	107,631
Las Vegas Sands Corp	3,850	255,717
Lennar Corp ‘A’	3,500	123,900
MGM Resorts International *	1,900	38,836
Standard Pacific Corp *	11,500	90,965

		726,049

Energy - 0.5%

Concho Resources Inc *	1,600	174,096
Halcon Resources Corp *	495	2,193
Peabody Energy Corp	3,000	51,750

		228,039

Health Care - 0.3%

HCA Holdings Inc	2,500	106,875

Industrials - 2.0%

Canadian Pacific Railway Ltd (Canada)	1,050	129,465
HD Supply Holdings Inc *	6,940	152,472
Kansas City Southern	400	43,744
Ply Gem Holdings Inc	5,500	76,890
The ADT Corp	1,610	65,463
The Boeing Co	1,400	164,500
United Rentals Inc *	3,800	221,502

		854,036

Information Technology - 0.4%

CDW Corp *	7,350	167,801

Materials - 0.6%

Freeport-McMoRan Copper & Gold Inc	4,900	162,092
Louisiana-Pacific Corp *	5,800	102,022

		264,114

Telecommunication Services - 0.3%

Intelsat SA (Luxembourg) *	4,680	112,320

Utilities - 0.2%

NRG Energy Inc	3,500	95,655

Total Common Stocks (Cost $2,272,796)		2,554,889

	Principal Amount

CORPORATE BONDS & NOTES - 84.4%

Consumer Discretionary - 14.1%

Beazer Homes USA Inc
7.250% due 02/01/23	$400,000	386,000
7.500% due 09/15/21 ~	150,000	147,000
9.125% due 06/15/18	250,000	263,750

	Principal Amount	Value
Boyd Gaming Corp 9.000% due 07/01/20	$250,000	$272,500
Brinker International Inc 3.875% due 05/15/23	250,000	235,348
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	100,000	94,500
11.250% due 06/01/17	100,000	101,750
Cedar Fair LP 5.250% due 03/15/21 ~	300,000	287,625
General Motors Co
4.875% due 10/02/23 ~	100,000	98,250
6.250% due 10/02/43 ~	150,000	148,500
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	250,000	251,094
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	300,000	307,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	263,125
Landry’s Inc 9.375% due 05/01/20 ~	100,000	106,000
MDC Holdings Inc 6.000% due 01/15/43	250,000	217,513
MGM Resorts International 6.750% due 10/01/20	350,000	368,375
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	100,000	101,750
NPC International Inc 10.500% due 01/15/20	250,000	286,250
Paris Las Vegas Holding LLC
8.000% due 10/01/20 ~	100,000	100,000
11.000% due 10/01/21 ~	100,000	100,000
PNK Finance Corp 6.375% due 08/01/21 ~	100,000	102,500
ServiceMaster Co 8.000% due 02/15/20	350,000	348,250
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	450,000	429,750
Standard Pacific Corp 6.250% due 12/15/21	250,000	250,313
Toll Brothers Finance Corp 4.375% due 04/15/23	250,000	230,625
WCI Communities Inc 6.875% due 08/15/21 ~	100,000	96,250
Woodside Homes Co LLC 6.750% due 12/15/21 ~	100,000	100,500
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	333,071

		6,028,089

Consumer Staples - 4.0%

JBS USA LLC 7.250% due 06/01/21 ~	50,000	49,750
Lorillard Tobacco Co 3.750% due 05/20/23	300,000	276,211
Reynolds Group Issuer Inc
8.500% due 05/15/18	350,000	367,500
9.875% due 08/15/19	200,000	218,000
Rite Aid Corp 6.750% due 06/15/21 ~	250,000	260,937
Sun Merger Sub Inc 5.875% due 08/01/21 ~	200,000	203,250
Supervalu Inc 6.750% due 06/01/21 ~	150,000	143,250
US Foods Inc 8.500% due 06/30/19	200,000	211,750

		1,730,648

Energy - 15.4%

Access Midstream Partners LP
4.875% due 05/15/23	150,000	141,750
5.875% due 04/15/21	150,000	154,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-11

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Antero Resources Finance Corp 6.000% due 12/01/20	$350,000	$355,250
Atlas Pipeline Partners LP
4.750% due 11/15/21 ~	100,000	90,875
6.625% due 10/01/20 ~	200,000	205,000
Basic Energy Services Inc 7.750% due 02/15/19	300,000	304,500
Concho Resources Inc 5.500% due 10/01/22	350,000	350,875
DCP Midstream Operating LP 3.875% due 03/15/23	350,000	319,221
EP Energy LLC
7.750% due 09/01/22	200,000	218,000
9.375% due 05/01/20	100,000	113,000
EV Energy Partners LP 8.000% due 04/15/19	150,000	150,750
Exterran Partners LP 6.000% due 04/01/21 ~	280,000	273,000
Halcon Resources Corp 8.875% due 05/15/21	350,000	360,500
Hercules Offshore Inc 7.500% due 10/01/21 ~	150,000	150,750
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	200,000	197,500
Linn Energy LLC 6.500% due 11/01/19 ~	400,000	379,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	98,500
6.500% due 03/15/21 ~	150,000	151,875
Oasis Petroleum Inc 6.875% due 03/15/22 ~	100,000	105,750
Peabody Energy Corp 6.000% due 11/15/18	250,000	250,625
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	500,000	462,584
Regency Energy Partners LP 5.750% due 09/01/20	250,000	251,562
Sabine Pass Liquefaction LLC 5.625% due 04/15/23 ~	150,000	144,563
Samson Investment Co 10.250% due 02/15/20 ~	350,000	372,750
Sanchez Energy Corp 7.750% due 06/15/21 ~	100,000	98,000
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	300,000	304,500
Tervita Corp (Canada) 8.000% due 11/15/18 ~	150,000	151,313
The Williams Cos Inc 3.700% due 01/15/23	250,000	226,312
Transocean Inc (Cayman) 3.800% due 10/15/22	200,000	188,749

		6,571,929

Financials - 11.8%

Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	250,000	245,441
Denali Borrower LLC 5.625% due 10/15/20 ~	50,000	48,812
Duke Realty LP REIT 4.375% due 06/15/22	250,000	247,702
DuPont Fabros Technology LP REIT 5.875% due 09/15/21 ~	250,000	251,250
First Data Corp
6.750% due 11/01/20 ~	100,000	104,000
7.375% due 06/15/19 ~	100,000	105,750
10.625% due 06/15/21 ~	100,000	102,000
Genworth Holdings Inc 4.900% due 08/15/23	300,000	301,920
Health Care REIT Inc 3.750% due 03/15/23	350,000	331,862

	Principal Amount	Value
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	$300,000	$301,875
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	500,000	463,978
Kilroy Realty LP REIT 3.800% due 01/15/23	250,000	235,252
Liberty Mutual Group Inc
4.250% due 06/15/23 ~	350,000	342,175
4.950% due 05/01/22 ~	250,000	259,062
MPH Intermediate Holding Co 2 8.375% PIK due 08/01/18 ~	100,000	102,812
Nuveen Investments Inc 9.125% due 10/15/17 ~	300,000	296,250
Prudential Financial Inc 5.200% due 03/15/44 §	300,000	273,600
Raymond James Financial Inc 5.625% due 04/01/24	350,000	365,171
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	250,000	235,625
The Geo Group Inc REIT 5.875% due 01/15/22 ~	150,000	148,688
The Howard Hughes Corp 6.875% due 10/01/21 ~	250,000	250,610

		5,013,835

Health Care - 4.8%

Biomet Inc 6.500% due 08/01/20	300,000	311,250
DJO Finance LLC 7.750% due 04/15/18	100,000	99,500
HCA Inc 7.500% due 02/15/22	500,000	550,000
Hospira Inc 5.800% due 08/12/23	200,000	203,942
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	200,000	212,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	250,000	263,750
Tenet Healthcare Corp
6.000% due 10/01/20 ~	50,000	51,219
8.125% due 04/01/22 ~	150,000	156,938
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	200,000	215,000

		2,064,099

Industrials - 9.4%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	350,000	371,000
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	250,000	242,650
Air Lease Corp 4.750% due 03/01/20	400,000	395,000
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	200,000	192,500
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	99,750
6.125% due 01/15/23 ~	100,000	100,500
British Airways PLC (United Kingdom) 5.625% due 12/20/21 ~	300,000	308,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	200,000	204,250
International Lease Finance Corp 6.250% due 05/15/19	450,000	474,750
Nortek Inc 8.500% due 04/15/21	195,000	213,037
Owens Corning 4.200% due 12/15/22	450,000	440,003
The ADT Corp 6.250% due 10/15/21 ~	300,000	304,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-12

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	$200,000	$198,400
United Rentals North America Inc
8.250% due 02/01/21	100,000	111,500
8.375% due 09/15/20	100,000	111,250
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	250,000	237,500

		4,005,215

Information Technology - 1.0%

Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	200,000	205,250
NXP BV (Netherlands) 5.750% due 02/15/21 ~	200,000	204,000

		409,250

Materials - 17.2%

AK Steel Corp
8.375% due 04/01/22	150,000	127,125
8.750% due 12/01/18	100,000	109,500
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	300,000	309,750
7.250% due 03/01/41	100,000	92,500
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	200,000	193,000
9.125% due 10/15/20 ~	250,000	265,750
Barrick Gold Corp (Canada) 4.100% due 05/01/23	450,000	397,196
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	250,000	262,500
BOE Merger Corp 9.500% PIK due 11/01/17 ~	200,000	209,000
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	250,000	244,207
Chemtura Corp 5.750% due 07/15/21	200,000	200,500
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	450,000	452,250
Freeport-McMoRan Copper & Gold Inc
3.875% due 03/15/23 ~	250,000	231,033
5.450% due 03/15/43 ~	250,000	224,822
Glencore Funding LLC 4.125% due 05/30/23 ~	500,000	463,632
Hexion U.S. Finance Corp 6.625% due 04/15/20	250,000	251,250
Mustang Merger Corp 8.500% due 08/15/21 ~	250,000	248,750
New Gold Inc (Canada) 6.250% due 11/15/22 ~	200,000	195,500
Reliance Steel & Aluminum Co 4.500% due 04/15/23	650,000	635,853
Rock Tenn Co 4.900% due 03/01/22	350,000	362,508
Samarco Mineracao SA (Brazil) 4.125% due 11/01/22 ~	250,000	218,125
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	350,000	367,063
SPCM SA (France) 6.000% due 01/15/22 ~	50,000	50,500
TPC Group Inc 8.750% due 12/15/20 ~	350,000	359,625
Tronox Finance LLC 6.375% due 08/15/20	250,000	248,750
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	250,000	242,201
Xstrata Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	400,000	374,554

		7,337,444

	Principal Amount	Value
Telecommunication Services - 3.9%

Digicel Ltd (Bermuda) 6.000% due 04/15/21 ~	$300,000	$282,750
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22 ~	250,000	249,375
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	100,000	100,875
Sprint Communications Inc 7.000% due 03/01/20 ~	100,000	108,000
Sprint Corp 7.250% due 09/15/21 ~	100,000	101,250
Verizon Communications Inc
5.150% due 09/15/23	250,000	268,586
6.400% due 09/15/33	500,000	556,816

		1,667,652

Utilities - 2.8%

Calpine Corp 7.875% due 01/15/23 ~	250,000	264,375
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	500,000	507,532
NRG Energy Inc
6.625% due 03/15/23	150,000	147,750
7.625% due 01/15/18	250,000	278,125

		1,197,782

Total Corporate Bonds & Notes (Cost $36,522,938)		36,025,943

SENIOR LOAN NOTES - 9.5%

Consumer Staples - 2.3%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	348,250	348,141
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	348,250	345,638
Supervalu Inc 5.000% due 03/21/19 §	297,960	297,541

		991,320

Energy - 0.8%

SES International Holdings Ltd 5.500% due 02/15/19 §	348,250	350,209

Financials - 1.4%

Clipper Acquisitions Corp 4.000% due 02/06/20 §	297,750	299,514
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	291,667	312,258

		611,772

Health Care - 0.8%

Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	347,375	349,980

Industrials - 1.2%

Apex Tool Group LLC 4.500% due 01/31/20 §	248,750	249,916
Sequa Corp 5.250% due 06/19/17 §	248,125	249,314

		499,230

Information Technology - 1.2%

BMC Software Finance Inc 5.000% due 09/10/20 §	250,000	250,594
SunGard Data Systems Inc Tranche D 4.500% due 01/31/20 §	248,125	250,705

		501,299

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-13

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Materials - 1.2%

Ranpak Corp (2nd Lien) 8.500% due 04/23/20 §	$250,000	$257,500
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	249,375	251,245

		508,745

Telecommunication Services - 0.6%

Windstream Corp Tranche B-4 3.500% due 01/23/20 §	248,125	248,807

Total Senior Loan Notes (Cost $4,020,559)		4,061,362

	Shares
SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	653,552	653,552

Total Short-Term Investment (Cost $653,552)		653,552

TOTAL INVESTMENTS - 101.9% (Cost $43,669,845)		43,488,134

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(826,294)

NET ASSETS - 100.0%		$42,661,840

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Materials	19.0%
Energy	17.2%
Consumer Discretionary	15.8%
Financials	13.2%
Industrials	12.6%
Consumer Staples	6.3%
Health Care	5.9%
Telecommunication Services	4.8%
Utilities	3.0%
Others (each less than 3.0%)	4.1%

	101.9%
Other Assets & Liabilities, Net	(1.9%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A	1.2%
BBB	28.5%
BB	20.7%
B	28.3%
CCC	18.6%
Not Rated	2.7%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$192,388	$192,388	$—	$—
	Common Stocks (1)	2,554,889	2,554,889	—	—
	Corporate Bonds & Notes	36,025,943	—	34,846,643	$1,179,300
	Senior Loan Notes	4,061,362	—	4,061,362	—
	Short-Term Investment	653,552	653,552	—	—

	Total	$43,488,134	$3,400,829	$38,908,005	$1,179,300

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$950,219
Purchases	1,010,813
Sales (Includes Paydowns)	(739,188)
Accrued Discounts (Premiums)	(702)
Net Realized Gains	21,806
Change in Net Unrealized Depreciation	(63,648)
Transfers In	—
Transfers Out	—

Value, End of Period	$1,179,300

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($33,845)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-14

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.9%

Consumer Discretionary - 1.1%

CCO Holdings LLC 5.125% due 02/15/23	$3,000,000	$2,767,500
Cedar Fair LP 5.250% due 03/15/21 ~	2,250,000	2,157,187
Clear Channel Communications Inc 5.500% due 12/15/16	2,750,000	2,103,750
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	1,000,000	1,017,500
NPC International Inc 10.500% due 01/15/20	150,000	171,750

		8,217,687

Consumer Staples - 0.7%

Reynolds Group Issuer Inc
5.750% due 10/15/20	3,750,000	3,782,813
9.000% due 04/15/19	1,000,000	1,055,000
9.875% due 08/15/19	500,000	545,000

		5,382,813

Financials - 0.5%

First Data Corp 6.750% due 11/01/20 ~	3,500,000	3,640,000

Industrials - 0.4%

US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,000,000	2,850,000

Materials - 0.6%

FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	1,000,000	1,030,000
Hexion U.S. Finance Corp 6.625% due 04/15/20	3,000,000	3,015,000

		4,045,000

Telecommunication Services - 0.6%

Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21 ~	3,000,000	3,116,250
8.125% due 06/01/23 ~	1,000,000	1,058,750

		4,175,000

Total Corporate Bonds & Notes (Cost $28,719,951)		28,310,500

SENIOR LOAN NOTES - 92.5%

Consumer Discretionary - 16.7%

Acosta Inc Term D 5.000% due 03/02/18 §	997,500	1,001,989
Advantage Sales & Marketing Inc
(1st Lien)
4.250% due 12/18/17 §	2,283,499	2,296,343
(2nd Lien)
8.250% due 06/17/18 §	1,100,000	1,115,125
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	2,992,500	2,999,981
Burlington Coat Factory Warehouse Corp
Term B-2 4.250% due 02/23/17 §	9,476,250	9,516,524
Caesars Entertainment Operating Co Inc
Tranche B-5
4.429% due 01/28/18 §	1,000,000	898,906
Tranche B-6
5.429% due 01/28/18 §	3,054,163	2,774,518

	Principal Amount	Value
CBAC Borrower LLC Term B 8.250% due 07/02/20 §	$1,000,000	$1,030,000
Clear Channel Communications Inc
Tranche B
3.891% due 01/29/16 §	7,071,775	6,687,247
Tranche D
6.929% due 01/30/19 §	1,686,491	1,562,112
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	709,611	711,828
Four Seasons Holdings Inc (2nd Lien) 6.250% due 12/27/20 §	500,000	512,500
Getty Images Inc 4.750% due 10/18/19 §	2,775,496	2,482,912
Great Wolf Resorts Inc Term B 4.500% due 08/06/20 §	4,738,125	4,727,763
Hilton Worldwide Inc Term B-2 due 09/23/20 µ	13,000,000	13,001,352
J.C. Penny Co 6.000% due 05/22/18 §	3,740,625	3,643,283
Jacobs Entertainment Inc Tranche B (1st Lien) 6.250% due 10/29/18 §	990,000	995,569
Jo-Ann Stores Inc Term B due 03/18/18 µ	3,000,000	3,001,875
Leslie’s Poolmart Inc Tranche B 5.250% due 10/16/19 §	1,989,951	2,001,768
Live Nation Entertainment Inc Term B-1 3.500% due 08/17/20 §	3,000,000	2,996,250
NPC International Inc 4.500% due 12/28/18 §	1,000,000	1,007,500
Oceania Cruises Inc Term B 6.750% due 07/02/20 §	8,750,000	8,788,281
Playa Resorts Holding BV 4.750% due 08/09/19 §	6,750,000	6,804,844
RE/MAX LLC 4.000% due 07/31/20 §	4,738,125	4,751,453
Scientific Games International Inc due 05/22/20 µ	4,500,000	4,469,868
Seven Seas Cruise S DE RL Term B-1 4.750% due 12/21/18 §	6,987,500	7,057,375
Spin Holdco Inc Term B 4.253% due 11/14/19 §	3,500,000	3,500,000
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	4,752,141	4,748,677
The ServiceMaster Co
Tranche B
4.440% due 01/31/17 §	2,487,406	2,434,548
Tranche C
4.250% due 01/31/17 §	4,964,987	4,844,999
TWCC Holding Corp (2nd Lien) 7.000% due 06/26/20 §	1,000,000	1,028,750
Univision Communications Inc 4.000% due 03/01/20 §	1,990,000	1,974,765
Valleycrest Cos LLC 5.500% due 06/13/19 §	1,995,000	1,996,871
Yonkers Racing Corp
due 07/22/19 µ	3,000,000	2,985,000
(1st Lien)
4.250% due 08/20/19 §	1,000,000	995,000
(2nd Lien)
8.750% due 08/20/20 §	500,000	497,500

		121,843,276

Consumer Staples - 10.3%

Albertson’s LLC Term B due 03/21/19 µ	2,000,000	1,992,500
Term B-2 4.750% due 03/21/19 §	5,455,917	5,454,214
Arysta LifeScience Corp (2nd Lien) 8.250% due 11/30/20 §	500,000	500,312

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-15

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	$6,733,125	$6,741,541
BJ’s Wholesale Club Inc
4.250% due 09/26/19 §	1,488,763	1,490,620
(2nd Lien)
9.750% due 03/26/20 §	500,000	509,583
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	748,116	741,102
(2nd Lien) 8.750% due 12/21/20 §	2,000,000	2,008,750
Del Monte Foods Co Term B 4.000% due 02/15/18 §	1,667,138	1,665,576
H.J. Heinz Co Term B-2 3.500% due 06/07/20 §	4,488,750	4,511,477
JBS USA LLC 3.750% due 09/18/20 §	1,500,000	1,492,500
Performance Food Group Inc 6.250% due 11/14/19 §	4,987,500	4,950,094
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	5,807,720	5,764,162
Reynolds Group Holdings 4.750% due 09/28/18 §	742,500	745,841
Rite Aid Corp
Tranche 1
5.750% due 08/21/20 §	1,361,930	1,396,319
Tranche 2
due 06/13/20 µ	1,166,667	1,172,865
4.875% due 06/21/21 §	4,583,333	4,607,685
Smart & Final Inc (1st Lien)
due 10/31/19 µ	2,000,000	2,002,500
4.500% due 11/15/19 §	1,738,743	1,740,916
Spectrum Brands Inc
due 10/09/19 µ	2,000,000	2,009,000
4.529% due 12/17/19 §	4,895,805	4,917,836
Tranche C
4.000% due 08/13/19 §	750,000	749,531
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	6,025,626	6,051,988
Supervalu Inc
due 03/31/19 µ	3,000,000	2,995,782
5.000% due 03/21/19 §	2,185,336	2,182,264
U.S. Foods Inc 4.500% due 03/31/19 §	6,982,500	6,967,229

		75,362,187

Energy - 7.4%

Alinta Energy Finance Property Ltd Term B 6.375% due 08/13/19 §	2,815,789	2,715,477
Atlas Energy 6.500% due 07/31/19 §	4,000,000	4,040,000
Chesapeake Energy Corp 5.750% due 12/02/17 §	7,000,000	7,136,171
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	3,452,698	3,508,804
Exco Resources Inc 5.000% due 08/19/19 §	3,740,625	3,724,260
Foresight Energy LLC 5.500% due 08/21/20 §	2,750,000	2,732,812
HGIM Corp Term B 5.500% due 06/14/20 §	2,000,000	2,005,000
Moxie Liberty LLC Term B-1 7.500% due 08/21/20 §	2,250,000	2,247,187
Pacific Drilling SA 4.500% due 06/03/18 §	6,483,750	6,521,032
Peabody Energy 4.250% due 09/24/20 §	6,250,000	6,185,550

	Principal Amount	Value
Samson Investment Co
due 09/25/18 µ	$2,000,000	$2,007,250
(2nd Lien)
6.000% due 09/25/18 §	9,000,000	9,032,625
SES International Holdings Ltd 5.500% due 02/15/19 §	1,990,000	2,001,194

		53,857,362

Financials - 5.7%

Amwins Group LLC
due 09/06/19 µ	2,250,000	2,264,062
(1st Lien)
5.000% due 09/06/19 §	4,219,381	4,245,752
Capital Automotive LP
(2nd Lien)
6.000% due 04/30/20 §	1,000,000	1,026,250
Tranche B-1
4.000% due 04/10/19 §	6,484,220	6,512,588
Duff & Phelps Corp 4.500% due 04/23/20 §	1,995,000	1,997,494
First Data Corp Term B 4.180% due 09/24/18 §	1,000,000	993,125
Hub International Ltd Term B due 09/17/20 µ	8,250,000	8,280,938
ION Trading Technologies SARL
(1st Lien)
4.500% due 05/22/20 §	1,995,000	1,997,494
(2nd Lien)
8.250% due 05/22/21 §	1,000,000	1,005,625
Realogy Corp
0.029% due 10/10/16 §	45,211	45,324
0.045% due 10/10/13 §	58,169	58,315
Term B
4.500% due 02/21/20 §	7,462,500	7,524,685
ROC Finance LLC Term B 5.000% due 06/20/19 §	2,000,000	2,003,126
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	3,333,333	3,568,667

		41,523,445

Health Care - 7.2%

American Renal Holdings Inc (2nd Lien) 8.500% due 03/20/20 §	1,000,000	973,750
Biomet Inc Term B-2 due 07/25/17 µ	5,000,000	5,020,315
ConvaTec Inc Term B due 12/22/16 µ	2,750,000	2,774,923
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	1,240,625	1,247,448
DJO Finance LLC Term B 4.750% due 09/15/17 §	1,233,173	1,239,725
Generic Drug Holdings Inc 5.000% due 08/16/20 §	3,000,000	3,022,500
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	5,383,354	5,423,729
Par Pharmaceutical Cos Inc Term B-1 4.250% due 09/30/19 §	5,959,981	5,947,567
PRA International due 09/01/20 µ	5,000,000	4,992,970
Quintiles Transnational Corp Term B-2 4.000% due 06/08/18 §	8,320,405	8,330,706
RCHP Inc (1st Lien) 7.000% due 11/04/18 §	1,985,025	1,980,062
Valeant Pharmaceuticals International Inc
due 06/27/20 µ	7,000,000	7,060,158
Series E Tranche B
4.500% due 08/05/20 §	4,962,500	5,005,148

		53,019,001

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-16

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Industrials - 21.7%

Accudyne Industries LLC 4.000% due 12/13/19 §	$4,967,475	$4,939,876
Air Medical Group Holdings Inc Term B-1 6.500% due 06/30/18 §	2,764,821	2,799,382
AlixPartners LLP
due 06/28/23 µ	2,800,000	2,854,250
5.000% due 07/10/20 §	4,736,275	4,783,638
(2nd Lien)
9.000% due 07/10/21 §	1,000,000	1,019,375
Allflex Holdings III Inc
(1st Lien)
5.250% due 07/17/20 §	6,750,000	6,781,644
(2nd Lien)
8.000% due 07/19/21 §	4,155,000	4,220,786
Alpha Topco Ltd (Facility B) 4.500% due 04/30/19 §	11,091,434	11,209,280
American Airlines Inc ‘B’ 4.750% due 06/27/14 §	5,985,000	5,955,075
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	7,000,000	6,961,500
Apex Tool Group LLC 4.500% due 01/31/20 §	5,721,250	5,748,071
Beechcraft Holdings LLC 5.750% due 02/14/20 §	2,500,000	2,518,750
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	8,000,000	8,018,336
Ceridian Corp 4.429% due 05/09/17 §	7,500,000	7,512,502
Continental Building Products LLC (1st Lien) 4.500% due 08/28/20 §	2,000,000	2,002,500
CPG International Inc due 09/23/20 µ	4,750,000	4,729,219
Gardner Denver Inc 4.250% due 07/30/20 §	7,350,000	7,292,832
Husky Injection Molding Systems Ltd Term B 4.250% due 06/30/18 §	3,000,000	3,004,689
LM US Member LLC
(1st Lien)
5.750% due 10/25/19 §	1,372,441	1,384,022
(Canadian)
5.750% due 10/25/19 §	116,309	117,290
McJunkin Red Man Corp 6.000% due 11/08/19 §	6,947,412	7,003,860
Osmose Holdings Inc 4.750% due 11/26/18 §	2,235,641	2,243,092
Rexnord LLC Term B 4.000% due 08/21/20 §	7,000,000	6,930,000
Roofing Supply Group LLC 5.000% due 05/31/19 §	2,984,962	2,996,156
Sequa Corp 5.250% due 06/19/17 §	992,500	997,256
Spotless Pacific Industries due 09/24/18 µ	3,200,000	3,212,000
SRS Distribution Inc 4.750% due 09/01/19 §	3,491,250	3,497,070
The SI Organization Inc Tranche B 5.500% due 11/22/16 §	2,487,500	2,462,625
Tomkins PLC
(1st Lien)
5.000% due 11/09/18 §	6,369,381	6,422,457
(2nd Lien)
9.250% due 05/11/20 §	3,570,000	3,641,400
Transdigm Inc Term C 3.750% due 02/28/20 §	11,471,106	11,453,899
US Infrastructure (1st Lien) 4.750% due 07/10/20 §	4,239,375	4,248,914
WESCO Distribution Inc Tranche B -1 4.500% due 12/12/19 §	9,527,133	9,587,868

		158,549,614

	Principal Amount	Value
Information Technology - 7.4%

BMC Software Finance Inc 5.000% due 09/10/20 §	$7,250,000	$7,267,219
CCC Holdings Inc 4.000% due 12/20/19 §	9,215,509	9,189,595
Dell Inc Term B due 09/10/19 µ	7,000,000	6,895,728
Freescale Semiconductor Inc Tranche B-5 5.000% due 01/15/21 §	1,800,000	1,805,251
Infor Inc Tranche B-2 5.250% due 04/05/18 §	11,856,151	11,915,431
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	1,985,000	1,997,406
Moneygram International Inc 4.250% due 03/27/20 §	4,477,500	4,484,028
NXP BV Tranche C 4.750% due 01/10/20 §	6,242,501	6,347,843
STG-Fairway Acquisitions Inc (1st Lien) 6.250% due 02/28/19 §	1,990,000	1,997,463
SunGard Data Systems Inc Tranche D 4.500% due 01/31/20 §	1,839,607	1,858,739

		53,758,703

Materials - 7.9%

Berry Plastics Corp Term D
due 01/31/20 µ	2,000,000	1,983,750
3.500% due 02/28/20 §	4,898,461	4,858,661
FMG Resources Property Ltd 5.250% due 10/18/17 §	10,441,046	10,496,811
FPC Holdings Inc (1st Lien) 5.250% due 11/19/19 §	992,500	962,725
MacDermid Inc Tranche B
(1st Lien)
4.000% due 06/07/20 §	3,554,665	3,562,443
(2nd Lien)
7.750% due 12/07/20 §	750,000	761,250
Pact Group Inc 3.750% due 05/29/20 §	1,995,000	1,971,309
Quikrete Holdings Inc
(1st Lien)
due 09/18/20 µ	5,500,000	5,519,751
(2nd Lien)
due 03/19/21 µ	500,000	510,000
Ranpak Corp
(1st Lien)
4.500% due 04/23/19 §	1,458,142	1,469,078
(2nd Lien)
8.500% due 04/23/20 §	750,000	772,500
Royal Adhesives & Sealants LLC Term B (1st Lien) 5.500% due 07/26/18 §	5,250,000	5,299,219
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	4,987,500	5,024,906
Univar Inc Term B 5.000% due 06/30/17 §	4,969,411	4,803,467
USI Inc
due 12/27/19 µ	2,500,000	2,515,625
5.000% due 12/27/19 §	7,287,313	7,332,859

		57,844,354

Telecommunication Services - 6.2%

Cincinnati Bell Tranche B 4.000% due 09/10/20 §	1,750,000	1,733,958
Cricket Communication Inc
4.750% due 10/01/19 §	3,478,725	3,483,073
Term C
4.750% due 03/08/20 §	7,730,625	7,743,048
Integra Telecom Holdings Inc 5.250% due 02/22/19 §	1,990,000	2,005,548

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-17

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Level 3 Financing Inc
Tranche B
due 01/15/20 µ	$11,300,000	$11,326,419
Tranche B-II
4.750% due 08/01/19 §	10,290,000	10,332,786
Tranche B-III
4.750% due 08/01/19 §	2,500,000	2,505,625
WaveDivision Holdings LLC due 10/12/19 µ	6,000,000	6,011,250

		45,141,707

Utilities - 2.0%

Dynergy Inc Tranche B-2 4.000% due 04/23/20 §	4,201,010	4,200,136
La Frontera 4.500% due 09/30/20 §	3,278,207	3,294,598
Panda Temple Power II LLC 7.250% due 04/03/19 §	1,000,000	1,021,250
Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	4,876,667	4,827,900
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,495,000

		14,838,884

Total Senior Loan Notes (Cost $675,827,091)		675,738,533

	Shares

SHORT-TERM INVESTMENT - 10.5%

Money Market Fund - 10.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	76,684,080	76,684,080

Total Short-Term Investment (Cost $76,684,080)		76,684,080

TOTAL INVESTMENTS - 106.9% (Cost $781,231,122)		780,733,113

OTHER ASSETS & LIABILITIES, NET - (6.9%)		(50,537,973)

NET ASSETS - 100.0%		$730,195,140

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Industrials	22.1%
Consumer Discretionary	17.8%
Consumer Staples	11.0%
Short-Term Investment	10.5%
Materials	8.5%
Energy	7.4%
Information Technology	7.4%
Health Care	7.2%
Telecommunication Services	6.8%
Financials	6.2%
Others (each less than 3.0%)	2.0%

	106.9%
Other Assets & Liabilities, Net	(6.9%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	0.7%
BB	30.3%
B	58.8%
CCC	4.3%
Not Rated	5.9%

100.0%

(c)	Pursuant to the terms of the following senior loan agreements, the fund had unfunded loan commitments of $785,556 or less than 0.1% of net assets as of September 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Alinta Energy Property Ltd	$175,000	$177,764	$2,764
Power Buyer LLC	610,556	605,000	(5,556)

	$785,556	$782,764	($2,792)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$28,310,500	$—	$25,460,500	$2,850,000
	Senior Loan Notes	675,738,533	—	675,738,533	—
	Short-Term Investment	76,684,080	76,684,080	—	—
	Unfunded Loan Commitment	2,764	—	2,764	—

	Total Assets	780,735,877	76,684,080	701,201,797	2,850,000

Liabilities	Unfunded Loan Commitment	(5,556)	—	(5,556)	—

	Total Liabilities	(5,556)	—	(5,556)	—

	Total	$780,730,321	$76,684,080	$701,196,241	$2,850,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-18

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 42.6%

Consumer Discretionary - 11.1%

Beazer Homes USA Inc 9.125% due 06/15/18	$200,000	$211,000
Burlington Holdings LLC 9.000% PIK due 02/15/18 ~	150,000	154,875
Cablevision Systems Corp 8.625% due 09/15/17	150,000	172,875
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	200,000	205,000
Dana Holding Corp 6.500% due 02/15/19	150,000	160,125
Jo-Ann Stores Holdings Inc 9.750% PIK due 10/15/19 ~	200,000	206,500
Landry’s Inc 9.375% due 05/01/20 ~	150,000	159,000
MGM Resorts International 6.750% due 10/01/20	200,000	210,500
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	200,000	203,500
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	150,000	150,375
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	150,000	143,250
Standard Pacific Corp 6.250% due 12/15/21	200,000	200,250
The Goodyear Tire & Rubber Co 6.500% due 03/01/21	150,000	153,375
The Ryland Group Inc 6.625% due 05/01/20	150,000	156,000
Virgin Media Finance PLC (United Kingdom) 8.375% due 10/15/19	150,000	163,125

		2,649,750

Consumer Staples - 1.6%

Reynolds Group Issuer Inc 9.875% due 08/15/19	200,000	218,000
Spectrum Brands Inc 6.750% due 03/15/20	150,000	160,125

		378,125

Energy - 6.1%

Antero Resources Finance Corp 6.000% due 12/01/20	150,000	152,250
Chaparral Energy Inc 8.250% due 09/01/21	150,000	159,000
Chesapeake Energy Corp 6.625% due 08/15/20	150,000	162,000
EP Energy LLC 6.875% due 05/01/19	150,000	160,875
Peabody Energy Corp 6.000% due 11/15/18	150,000	150,375
Regency Energy Partners LP 6.500% due 07/15/21	150,000	158,250
SandRidge Energy Inc 7.500% due 03/15/21	150,000	152,250
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	200,000	203,000
Whiting Petroleum Corp 5.000% due 03/15/19	150,000	150,750

		1,448,750

	Principal Amount	Value
Financials - 2.1%

Ally Financial Inc 4.750% due 09/10/18	$150,000	$149,524
First Data Corp 6.750% due 11/01/20 ~	150,000	156,000
Igloo Holdings Corp 8.250% PIK due 12/15/17 ~	200,000	206,500

		512,024

Health Care - 2.5%

Biomet Inc 6.500% due 08/01/20	150,000	155,625
DaVita Health Care Partners Inc 5.750% due 08/15/22	150,000	149,062
DJO Finance LLC 7.750% due 04/15/18	150,000	149,250
HCA Holdings Inc 6.250% due 02/15/21	150,000	152,813

		606,750

Industrials - 6.3%

Air Lease Corp 4.750% due 03/01/20	200,000	197,500
Avis Budget Car Rental LLC 4.875% due 11/15/17	160,000	164,000
HD Supply Inc 11.500% due 07/15/20	300,000	358,500
International Lease Finance Corp 6.250% due 05/15/19	150,000	158,250
The Hertz Corp 5.875% due 10/15/20	150,000	155,250
TransDigm Inc 7.750% due 12/15/18	150,000	160,500
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	150,000	148,800
United Rentals North America Inc 7.375% due 05/15/20	150,000	162,375

		1,505,175

Information Technology - 2.0%

CDW LLC 8.500% due 04/01/19	150,000	166,500
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	150,000	153,937
NXP BV (Netherlands) 3.750% due 06/01/18 ~	150,000	147,000

		467,437

Materials - 3.8%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	206,500
ArcelorMittal (Luxembourg) 10.350% due 06/01/19	150,000	185,250
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	200,000	206,000
Graphic Packaging International Inc 4.750% due 04/15/21	150,000	146,250
Hexion U.S. Finance Corp 6.625% due 04/15/20	150,000	150,750

		894,750

Telecommunication Services - 4.8%

CenturyLink Inc 5.625% due 04/01/20	150,000	147,188
Hughes Satellite Systems Corp 7.625% due 06/15/21	150,000	162,375
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	200,000	207,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-19

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Level 3 Financing Inc 7.000% due 06/01/20	$150,000	$152,250
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	150,000	151,313
Sprint Communications Inc 9.000% due 11/15/18 ~	150,000	176,250
Telesat LLC (Canada) 6.000% due 05/15/17 ~	150,000	156,562

		1,153,688

Utilities - 2.3%

AES Corp 7.375% due 07/01/21	150,000	165,750
GenOn Energy Inc 9.875% due 10/15/20	150,000	166,125
NRG Energy Inc 7.625% due 01/15/18	200,000	222,500

		554,375

Total Corporate Bonds & Notes (Cost $10,218,840)		10,170,824

SENIOR LOAN NOTES - 55.2%

Consumer Discretionary - 12.6%

Boyd Gaming Corp Term B 4.000% due 08/14/20 §	250,000	250,104
Caesars Entertainment Operating Co Inc Term B-6 5.429% due 01/28/18 §	250,000	227,110
Clear Channel Communications Inc Tranche B 3.829% due 01/29/16 §	250,000	236,406
Hilton Worldwide Inc due 09/23/20 µ	300,000	300,031
Live Nation Entertainment Inc Term B-1 3.500% due 08/17/20 §	250,000	249,687
Oceania Cruises Inc Term B 6.750% due 07/02/20 §	250,000	251,094
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	249,375	249,998
Playa Resorts Holdings BV 4.750% due 08/09/19 §	250,000	252,031
RE/MAX LLC 4.000% due 07/31/20 §	249,375	250,076
Symphonyiri Group Inc due 09/30/20 µ	250,000	250,625
The Servicemaster Co Tranche B 4.440% due 01/31/17 §	249,369	244,070
Yonkers Racing Corp (1st Lien) 4.250% due 08/20/19 §	250,000	248,750

		3,009,982

Consumer Staples - 8.3%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	249,373	249,296
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	249,372	247,034
Performance Food Group Inc 6.250% due 11/14/19 §	249,375	247,505
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	249,373	247,503
Rite Aid Corp Tranche 2 4.875% due 06/21/21 §	250,000	251,328
Spectrum Brands Inc Tranche C 3.500% due 08/13/19 §	250,000	249,844

	Principal Amount	Value
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	$248,785	$249,873
US Foods Inc 4.500% due 03/31/19 §	249,375	248,830

		1,991,213

Energy - 4.1%

Alinta Energy Finance Property Ltd Term B 6.375% due 08/13/19 §	234,649	226,290
Atlas Energy 6.500% due 07/31/19 §	250,000	252,500
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	246,621	250,629
Pacific Drilling SA 4.500% due 06/03/18 §	249,375	250,809

		980,228

Financials - 2.9%

Amwins Group LLC (1st Lien) due 09/06/19 µ	250,000	251,562
First Data Corp 4.180% due 03/24/17 §	200,000	199,350
HUB International Limited Term B due 09/17/20 µ	250,000	250,938

		701,850

Health Care - 4.4%

Biomet Inc Term B-2 due 07/25/17 µ	250,000	251,016
ConvaTec Inc Term B due 12/22/16 µ	250,000	252,266
Quintiles Transnational Corp Term B-2 4.000% due 06/08/18 §	250,000	250,310
Valeant Pharmaceuticals International due 08/05/20 µ	300,000	302,578

		1,056,170

Industrials - 12.6%

American Builders & Contractors Supply Co Term B 3.500% due 04/16/20 §	250,000	248,625
Accudyne Industries LLC 4.000% due 12/13/19 §	249,372	247,986
AlixPartners LLP due 07/10/21 µ	200,000	203,875
Term B-2 (1st Lien) 5.000% due 07/10/20 §	250,000	252,500
Alpha Topco Facility B 4.500% due 04/30/19 §	249,373	252,023
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	250,000	250,573
Ceridian Corp 4.429% due 05/09/17 §	250,000	250,417
CPG International Inc due 09/30/20 µ	250,000	248,906
Gardner Denver Inc 4.250% due 07/30/20 §	250,000	248,055
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	250,000	248,229
Rexnord LLC/RBS Global Inc Term B 4.000% due 08/21/20 §	250,000	247,500
Spotless Holdings due 09/24/18 µ	300,000	301,125

		2,999,814

Information Technology - 5.0%

BMC Software Finance Inc 5.000% due 09/10/20 §	250,000	250,594
CCC Holdings Inc 4.000% due 12/20/19 §	249,372	248,671

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-20

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Dell Inc Term B due 09/10/19 µ	$250,000	$246,276
Freescale Semiconductor Inc Tranche B5 5.000% due 01/15/21 §	200,000	200,583
Infor US Inc Tranche B-3 due 06/03/20 µ	250,000	248,828

		1,194,952

Materials - 2.1%

Berry Plastics Corp Term D 3.500% due 02/08/20 §	249,373	247,347
Quikrete Cos Inc due 09/18/20 µ	250,000	250,898

		498,245

Telecommunication Services - 2.1%

Cincinnati Bell Inc Tranche B 4.000% due 09/10/20 §	250,000	247,708
Cricket Communications Inc Term C 4.750% due 03/08/20 §	249,375	249,776

		497,484

Utilities - 1.1%

Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	249,375	249,323

Total Senior Loan Notes (Cost $13,192,505)		13,179,261

	Shares
SHORT-TERM INVESTMENT - 11.9%

Money Market Fund - 11.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,827,057	2,827,057

Total Short-Term Investment (Cost $2,827,057)		2,827,057

TOTAL INVESTMENTS - 109.7% (Cost $26,238,402)		26,177,142

OTHER ASSETS & LIABILITIES, NET - (9.7%)		(2,309,301)

NET ASSETS - 100.0%		$23,867,841

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.7%
Industrials	18.9%
Short-Term Investment	11.9%
Energy	10.2%
Consumer Staples	9.9%
Information Technology	7.0%
Health Care	6.9%
Telecommunication Services	6.9%
Materials	5.9%
Financials	5.0%
Utilities	3.4%

	109.7%
Other Assets & Liabilities, Net	(9.7%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	1.5%
BB	27.5%
B	56.1%
CCC	12.3%
Not Rated	2.6%

100.0%

(c)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $14,583 or less than 0.1% of net assets as of September 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Alinta Energy Property Ltd	$14,583	$14,813	$230

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$10,170,824	$—	$10,022,024	$148,800
	Senior Loan Notes	13,179,261	—	13,179,261	—
	Short-Term Investment	2,827,057	2,827,057	—	—
	Unfunded Loan Commitment	230	—	230	—

	Total	$26,177,372	$2,827,057	$23,201,515	$148,800

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-21

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

Consumer Discretionary - 0.6%

Cedar Fair LP	370	$16,132
Ford Motor Co	950	16,027
Las Vegas Sands Corp	460	30,553
Lennar Corp ‘A’	460	16,284
MGM Resorts International *	1,030	21,053
Standard Pacific Corp *	1,940	15,345

		115,394

Energy - 0.1%

Concho Resources Inc *	190	20,674

Health Care - 0.1%

HCA Holdings Inc	450	19,238

Industrials - 0.4%

Canadian Pacific Railway Ltd (Canada)	200	24,660
Ply Gem Holdings Inc *	830	11,603
The ADT Corp	100	4,066
United Rentals Inc *	500	29,145

		69,474

Materials - 0.3%

Freeport-McMoRan Copper & Gold Inc	870	28,780
Louisiana-Pacific Corp *	1,050	18,469

		47,249

Telecommunication Services - 0.1%

Intelsat SA (Luxembourg) *	570	13,680

Utilities - 0.1%

NRG Energy Inc	650	17,765

Total Common Stocks (Cost $274,789)		303,474

EXCHANGE-TRADED FUND - 2.8%

PowerShares Senior Loan Portfolio	20,000	493,600

Total Exchange-Traded Fund (Cost $499,399)		493,600

	Principal Amount
CORPORATE BONDS & NOTES - 94.9%

Consumer Discretionary - 22.0%

99 Cents Only Stores 11.000% due 12/15/19	$100,000	112,500
Beazer Homes USA Inc
7.250% due 02/01/23	100,000	96,500
7.500% due 09/15/21 ~	100,000	98,000
9.125% due 06/15/18	75,000	79,125
9.125% due 05/15/19	25,000	26,500
Boyd Gaming Corp 9.000% due 07/01/20	100,000	109,000
Burlington Holdings LLC 9.000% PIK due 02/15/18 ~	100,000	103,250
Cablevision Systems Corp 8.625% due 09/15/17	150,000	172,875
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	100,000	94,500
10.000% due 12/15/18	25,000	13,250
11.250% due 06/01/17	50,000	50,875

	Principal Amount	Value
CCO Holdings LLC 5.750% due 09/01/23 ~	$150,000	$142,875
Cedar Fair LP
5.250% due 03/15/21 ~	125,000	119,844
9.125% due 08/01/18	50,000	55,062
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	50,000	47,375
6.375% due 09/15/20 ~	100,000	102,500
Clear Channel Communications Inc 5.500% due 12/15/16	100,000	76,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	73,000	74,825
Dana Holding Corp 6.500% due 02/15/19	50,000	53,375
DISH DBS Corp 5.125% due 05/01/20	50,000	49,750
General Motors Co
4.875% due 10/02/23 ~	50,000	49,125
6.250% due 10/02/43 ~	50,000	49,500
Griffey Intermediate Inc 7.000% due 10/15/20 ~	100,000	76,000
Hilton Worldwide Finance LLC 5.625% PIK due 10/15/21 ~	100,000	100,438
Jo-Ann Stores Holdings Inc 9.750% due 10/15/19 ~	75,000	77,438
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	125,000	128,125
L Brands Inc 5.625% due 02/15/22	75,000	77,250
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	50,000	52,625
Landry’s Inc 9.375% due 05/01/20 ~	50,000	53,000
MGM Resorts International
6.625% due 12/15/21	150,000	155,438
6.750% due 10/01/20	100,000	105,250
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	100,000	101,750
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	100,000	100,250
NPC International Inc 10.500% due 01/15/20	100,000	114,500
Paris Las Vegas Holding LLC
8.000% due 10/01/20 ~	50,000	50,000
11.000% due 10/01/21 ~	50,000	50,000
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	75,000	76,500
PNK Finance Corp 6.375% due 08/01/21 ~	50,000	51,250
ServiceMaster Co 8.000% due 02/15/20	50,000	49,750
Seven Seas Cruises S de RL LLC (Panama) 9.125% due 05/15/19	50,000	54,750
Sinclair Television Group Inc
5.375% due 04/01/21	50,000	47,750
6.375% due 11/01/21 ~	50,000	50,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	75,000	71,625
Standard Pacific Corp 6.250% due 12/15/21	150,000	150,188
The Goodyear Tire & Rubber Co 6.500% due 03/01/21	50,000	51,125
The Ryland Group Inc 5.375% due 10/01/22	50,000	47,000
Toll Brothers Finance Corp 4.375% due 04/15/23	50,000	46,125
WCI Communities Inc 6.875% due 08/15/21 ~	50,000	48,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-22

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Wolverine World Wide Inc 6.125% due 10/15/20	$50,000	$52,125
Woodside Homes Co LLC 6.750% due 12/15/21 ~	50,000	50,250

		3,866,233

Consumer Staples - 5.2%
Del Monte Corp 7.625% due 02/15/19	50,000	52,125
JBS USA LLC
7.250% due 06/01/21 ~	50,000	49,750
8.250% due 02/01/20 ~	50,000	52,875
Reynolds Group Issuer Inc
5.750% due 10/15/20	150,000	151,312
9.000% due 04/15/19	150,000	158,250
9.875% due 08/15/19	75,000	81,750
Rite Aid Corp
6.750% due 06/15/21 ~	50,000	52,187
9.250% due 03/15/20	50,000	57,000
Spectrum Brands Inc 6.750% due 03/15/20	50,000	53,375
Sun Merger Sub Inc 5.875% due 08/01/21 ~	50,000	50,813
Supervalu Inc 6.750% due 06/01/21 ~	50,000	47,750
US Foods Inc 8.500% due 06/30/19	100,000	105,875

		913,062

Energy - 17.8%
Access Midstream Partners LP 4.875% due 05/15/23	100,000	94,500
Antero Resources Finance Corp 6.000% due 12/01/20	125,000	126,875
Arch Coal Inc 7.250% due 06/15/21	50,000	38,125
Atlas Pipeline Partners LP
5.875% due 08/01/23 ~	50,000	47,250
6.625% due 10/01/20 ~	50,000	51,250
Atwood Oceanics Inc 6.500% due 02/01/20	100,000	105,250
Basic Energy Services Inc 7.750% due 02/15/19	100,000	101,500
Berry Petroleum Co 6.750% due 11/01/20	50,000	51,125
Chaparral Energy Inc 8.250% due 09/01/21	50,000	53,000
Chesapeake Energy Corp
6.125% due 02/15/21	50,000	52,125
6.625% due 08/15/20	50,000	54,000
Cimarex Energy Co 5.875% due 05/01/22	50,000	50,750
Concho Resources Inc
5.500% due 10/01/22	100,000	100,250
6.500% due 01/15/22	50,000	53,875
EP Energy LLC 7.750% due 09/01/22	50,000	54,500
EV Energy Partners LP 8.000% due 04/15/19	50,000	50,250
Exterran Partners LP 6.000% due 04/01/21 ~	90,000	87,750
Forum Energy Technologies Inc 6.250% due 10/01/21 ~	100,000	100,875
Genesis Energy LP 5.750% due 02/15/21	50,000	49,250
Halcon Resources Corp 8.875% due 05/15/21	100,000	103,000
Hercules Offshore Inc 7.500% due 10/01/21 ~	100,000	100,500

	Principal Amount	Value
Hiland Partners LP 7.250% due 10/01/20 ~	$100,000	$104,750
Hilcorp Energy I LP 7.625% due 04/15/21 ~	50,000	53,750
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	50,000	49,375
Linn Energy LLC 7.750% due 02/01/21	100,000	101,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	49,250
6.500% due 03/15/21 ~	50,000	50,625
Newfield Exploration Co 5.625% due 07/01/24	50,000	48,625
Oasis Petroleum Inc
6.500% due 11/01/21	50,000	53,000
6.875% due 03/15/22 ~	50,000	52,875
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	75,000	73,313
Peabody Energy Corp 6.000% due 11/15/18	100,000	100,250
QEP Resources Inc 5.250% due 05/01/23	50,000	46,875
Regency Energy Partners LP
5.500% due 04/15/23	50,000	48,250
5.750% due 09/01/20	100,000	100,625
6.500% due 07/15/21	50,000	52,750
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	100,000	98,375
5.625% due 04/15/23 ~	100,000	96,375
Samson Investment Co 10.250% due 02/15/20 ~	100,000	106,500
Sanchez Energy Corp 7.750% due 06/15/21 ~	50,000	49,000
SandRidge Energy Inc 7.500% due 03/15/21	100,000	101,500
SESI LLC 6.375% due 05/01/19	100,000	106,250
Tervita Corp (Canada) 8.000% due 11/15/18 ~	50,000	50,438

		3,119,751

Financials - 7.6%
Ally Financial Inc 4.750% due 09/10/18	100,000	99,682
CIT Group Inc 5.250% due 03/15/18	75,000	78,937
Denali Borrower LLC 5.625% due 10/15/20 ~	50,000	48,812
DuPont Fabros Technology LP REIT 5.875% due 09/15/21 ~	100,000	100,500
First Data Corp
6.750% due 11/01/20 ~	75,000	78,000
10.625% due 06/15/21 ~	50,000	51,000
12.625% due 01/15/21	75,000	82,875
HBOS PLC (United Kingdom) 6.000% due 11/01/33 ~	50,000	47,329
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	100,000	100,625
Igloo Holdings Corp 8.250% PIK due 12/15/17 ~	50,000	51,625
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	75,000	81,375
MPH Intermediate Holding Co 2 8.375% PIK due 08/01/18 ~	50,000	51,406
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	50,000	50,500
Nuveen Investments Inc
9.125% due 10/15/17 ~	25,000	24,687
9.500% due 10/15/20 ~	75,000	73,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-23

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
RBS Capital Trust II 6.425% due 12/29/49 §	$50,000	$45,750
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	25,000	23,562
Royal Bank of Scotland Group PLC (United Kingdom) 6.125% due 12/15/22	50,000	50,566
SLM Corp 6.000% due 01/25/17	50,000	53,250
The Geo Group Inc REIT 5.875% due 01/15/22 ~	50,000	49,563
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	100,244

		1,343,975

Health Care - 6.8%
Biomet Inc
6.500% due 08/01/20	50,000	51,875
6.500% due 10/01/20	50,000	50,937
CHS/Community Health Systems Inc 8.000% due 11/15/19	50,000	52,687
DaVita Health Care Partners Inc 5.750% due 08/15/22	100,000	99,375
DJO Finance LLC 7.750% due 04/15/18	50,000	49,750
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	100,000	103,000
HCA Holdings Inc 6.250% due 02/15/21	150,000	152,812
HCA Inc 6.500% due 02/15/16	50,000	54,313
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	100,000	106,250
Par Pharmaceutical Cos Inc 7.375% due 10/15/20 ~	50,000	51,937
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	75,000	79,125
Tenet Healthcare Corp
4.750% due 06/01/20	50,000	48,375
6.000% due 10/01/20 ~	50,000	51,219
8.000% due 08/01/20	50,000	53,125
8.125% due 04/01/22 ~	50,000	52,313
Valeant Pharmaceuticals International Inc
6.375% due 10/15/20 ~	75,000	78,375
6.750% due 08/15/18 ~	50,000	53,750

		1,189,218

Industrials - 10.2%
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	75,000	79,500
Ahern Rentals Inc 9.500% due 06/15/18 ~	50,000	52,875
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	100,000	97,060
Allegion US Holding Co Inc 5.750% due 10/01/21 ~	100,000	101,500
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	109,000
BC Mountain LLC 7.000% due 02/01/21 ~	50,000	49,875
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	99,750
6.125% due 01/15/23 ~	50,000	50,250
British Airways PLC (United Kingdom) 5.625% due 12/20/21 ~	50,000	51,375
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	51,063
HD Supply Inc
8.125% due 04/15/19	50,000	55,750
11.500% due 07/15/20	100,000	119,500

	Principal Amount	Value
International Lease Finance Corp 6.250% due 05/15/19	$75,000	$79,125
Nortek Inc 8.500% due 04/15/21	50,000	54,625
Roofing Supply Group LLC 10.000% due 06/01/20 ~	50,000	56,250
The ADT Corp 6.250% due 10/15/21 ~	150,000	152,438
The Hertz Corp 5.875% due 10/15/20	100,000	103,500
TransDigm Inc 7.750% due 12/15/18	50,000	53,500
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	50,000	49,600
United Rentals North America Inc
5.750% due 07/15/18	50,000	52,750
8.375% due 09/15/20	200,000	222,500
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	50,000	47,500

		1,789,286

Information Technology - 2.6%
Advanced Micro Devices Inc 7.500% due 08/15/22	50,000	48,125
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	52,125
CDW LLC 8.500% due 04/01/19	75,000	83,250
Equinix Inc 4.875% due 04/01/20	100,000	97,500
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	47,750
8.050% due 02/01/20	50,000	52,875
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	75,000	76,969

		458,594

Materials - 12.7%
AK Steel Corp
8.375% due 04/01/22	50,000	42,375
8.750% due 12/01/18	25,000	27,375
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	50,000	51,625
APERAM (Luxembourg) 7.750% due 04/01/18 ~	175,000	173,250
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	200,000	206,500
7.250% due 03/01/41	50,000	46,250
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	175,000	185,875
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	50,000	52,500
BOE Merger Corp 9.500% PIK due 11/01/17 ~	50,000	52,250
Chemtura Corp 5.750% due 07/15/21	50,000	50,125
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	75,000	72,750
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	100,000	103,000
6.875% due 04/01/22 ~	50,000	50,250
7.000% due 11/01/15 ~	75,000	77,531
8.250% due 11/01/19 ~	75,000	81,188
Graphic Packaging International Inc 4.750% due 04/15/21	100,000	97,500
Hexion U.S. Finance Corp
6.625% due 04/15/20	50,000	50,250
9.000% due 11/15/20	100,000	98,250
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	54,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-24

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Mustang Merger Corp 8.500% due 08/15/21 ~	$50,000	$49,750
New Gold Inc (Canada) 6.250% due 11/15/22 ~	50,000	48,875
Novelis Inc (Canada)
8.375% due 12/15/17	50,000	53,813
8.750% due 12/15/20	100,000	110,250
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	75,000	78,656
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	113,750
TPC Group Inc 8.750% due 12/15/20 ~	100,000	102,750
Tronox Finance LLC 6.375% due 08/15/20	100,000	99,500

		2,230,625

Telecommunication Services - 6.8%
CenturyLink Inc 5.625% due 04/01/20	50,000	49,062
Crown Castle International Corp 5.250% due 01/15/23	50,000	46,250
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	75,000	75,000
Frontier Communications Corp 7.125% due 01/15/23	50,000	50,375
Hughes Satellite Systems Corp 7.625% due 06/15/21	100,000	108,250
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22 ~	100,000	99,750
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	250,000	259,688
Level 3 Financing Inc 7.000% due 06/01/20	100,000	101,500
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	50,000	50,437
Sprint Capital Corp 6.875% due 11/15/28	50,000	44,875
Sprint Communications Inc
9.000% due 11/15/18 ~	100,000	117,500
9.125% due 03/01/17	50,000	57,750
Sprint Corp
7.250% due 09/15/21 ~	50,000	50,625
7.875% due 09/15/23 ~	25,000	25,563
Telesat LLC (Canada) 6.000% due 05/15/17 ~	50,000	52,188

		1,188,813

Utilities - 3.2%
AES Corp 7.375% due 07/01/21	100,000	110,500
Calpine Corp 7.500% due 02/15/21 ~	92,000	98,210
GenOn Energy Inc 9.875% due 10/15/20	50,000	55,375
NRG Energy Inc 7.625% due 01/15/18	225,000	250,312
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	53,062	52,664

		567,061

Total Corporate Bonds & Notes (Cost $16,548,913)		16,666,618

	Shares	Value
SHORT-TERM INVESTMENT - 3.4%
Money Market Fund - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	589,415	$589,415

Total Short-Term Investment (Cost $589,415)		589,415

TOTAL INVESTMENTS - 102.8% (Cost $17,912,516)		18,053,107

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(499,215)

NET ASSETS - 100.0%		$17,553,892

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	22.6%
Energy	17.9%
Materials	13.0%
Industrials	10.6%
Financials	7.6%
Health Care	6.9%
Telecommunication Services	6.9%
Consumer Staples	5.2%
Short-Term Investment	3.4%
Utilities	3.3%
Others (each less than 3.0%)	5.4%

	102.8%
Other Assets & Liabilities, Net	(2.8%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	2.0%
BB	32.0%
B	39.5%
CCC	24.8%
Not Rated	1.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-25

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$303,474	$303,474	$—	$—
	Exchange-Traded Fund	493,600	493,600	—	—
	Corporate Bonds & Notes	16,666,618	—	16,421,083	245,535
	Short-Term Investment	589,415	589,415	—	—

	Total	$18,053,107	$1,386,489	$16,421,083	$245,535

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$161,508
Purchases	250,437
Sales	(154,988)
Accrued Discounts (Premiums)	(1,260)
Net Realized Gains	1,046
Change in Net Unrealized Depreciation	(11,208)
Transfers In	—
Transfers Out	—

Value, End of Period	$245,535

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($4,322)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-26

PACIFIC LIFE FUNDS

PL MONEY MARKET FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 97.1%
Commercial Paper - 81.8%
3M Co 0.050% due 11/18/13	$750,000	$749,950
Abbott Laboratories 0.060% due 11/27/13	1,100,000	1,099,896
Bank of Montreal (Canada) 0.070% due 10/04/13	1,400,000	1,399,992
Bank of Nova Scotia NY 0.090% due 11/18/13	900,000	899,892
EI du Pont de Nemours & Co
0.050% due 10/29/13	600,000	599,977
0.060% due 10/30/13	850,000	849,959
General Electric Capital Corp
0.060% due 10/07/13	500,000	499,995
0.070% due 01/02/14	1,000,000	999,819
Google Inc
0.030% due 10/16/13	750,000	749,991
0.040% due 10/08/13	750,000	749,994
Honeywell International Inc 0.090% due 12/26/13	1,200,000	1,199,742
International Business Machines Corp
0.030% due 10/02/13	1,000,000	999,999
0.030% due 10/08/13	250,000	249,999
Johnson & Johnson 0.030% due 11/08/13	1,500,000	1,499,952
Kimberly-Clark Worldwide Inc 0.030% due 10/15/13	600,000	599,993
L’Oreal USA Inc 0.040% due 10/28/13	750,000	749,977
Medtronic Inc 0.060% due 11/19/13	1,400,000	1,399,886
Nestle Capital Corp 0.060% due 01/06/14	1,000,000	999,838
Parker Hannifin Corp 0.050% due 10/01/13	1,500,000	1,500,000
PepsiCo Inc 0.060% due 10/28/13	1,300,000	1,299,941
Philip Morris International Inc 0.040% due 10/18/13	1,250,000	1,249,976
Praxair Inc
0.020% due 10/04/13	750,000	749,999
0.050% due 10/09/13	250,000	249,997
Roche Holdings Inc 0.030% due 10/17/13	1,000,000	999,987
The Coca-Cola Co
0.100% due 01/14/14	800,000	799,767
0.110% due 10/18/13	700,000	699,964
The Procter & Gamble Co
0.040% due 10/02/13	750,000	749,999
0.070% due 12/03/13	750,000	749,908

	Principal Amount	Value
Toronto-Dominion Holdings USA Inc 0.120% due 10/16/13	$750,000	$749,962
United Parcel Service Inc 0.001% due 10/07/13	750,000	750,000
Wal-Mart Stores Inc 0.060% due 11/12/13	1,500,000	1,499,895

		28,348,246

U.S. Treasury Bills - 15.1%
0.027% due 10/24/13	1,500,000	1,499,974
0.035% due 10/03/13	1,250,000	1,249,997
0.040% due 01/02/14	1,000,000	999,897
0.046% due 11/07/13	1,500,000	1,499,929

		5,249,797

	Shares
Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	64,592	64,592

Total Short-Term Investments (Amortized Cost $33,662,635)		33,662,635

TOTAL INVESTMENTS - 97.1% (Amortized Cost $33,662,635)		33,662,635

OTHER ASSETS & LIABILITIES, NET - 2.9%		1,012,800

NET ASSETS - 100.0%		$34,675,435

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Commercial Paper	81.8%
U.S. Treasury Bills	15.1%
Others (each less than 3.0%)	0.2%

97.1%
Other Assets & Liabilities, Net	2.9%

100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt Only)	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$33,662,635	$64,592	$33,598,043	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-27

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2013. For senior loan notes, the rate shown may represent a weighted average interest rate.
µ	Unsettled position. Contract rates do not take effect until settlement date.

Other Abbreviations:
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

A-28

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

	PL Portfolio Optimization Funds
	Conservative Fund	Moderate- Conservative Fund	Moderate Fund	Moderate- Aggressive Fund	Aggressive Fund
ASSETS
Investments in affiliated mutual funds, at cost	$463,681,766	$481,491,262	$1,215,215,436	$768,047,169	$203,959,809
Investments in affiliated mutual funds, at value	$496,221,094	$541,115,812	$1,439,599,135	$964,630,241	$279,755,598
Receivables:
Fund shares sold	1,065,186	1,712,185	4,901,307	3,171,406	695,793
Securities sold	—	—	—	—	1,055,242
Due from adviser	41,141	39,806	103,040	70,881	21,119
Prepaid expenses and other assets	7,408	17,793	33,945	20,633	10,698
Total Assets	497,334,829	542,885,596	1,444,637,427	967,893,161	281,538,450
LIABILITIES
Payables:
Fund shares redeemed	1,202,460	642,429	2,366,980	1,541,985	1,541,975
Securities purchased	317,678	845,459	1,267,235	939,912	—
Accrued advisory fees	81,487	88,172	233,892	156,697	45,645
Accrued administration fees	61,115	66,129	175,419	117,523	34,234
Accrued support service expenses	38,715	38,129	97,428	65,541	19,059
Accrued transfer agency out-of-pocket expenses	21,265	21,928	61,756	49,240	16,484
Accrued legal, audit and tax service fees	44,355	43,474	111,603	75,093	21,757
Accrued trustees’ fees and expenses and deferred compensation	1,542	1,436	3,441	2,221	513
Accrued distribution and/or service fees	53,142	55,199	141,133	95,404	27,241
Accrued other	28,861	28,301	73,996	49,191	13,474
Total Liabilities	1,850,620	1,830,656	4,532,883	3,092,807	1,720,382
NET ASSETS	$495,484,209	$541,054,940	$1,440,104,544	$964,800,354	$279,818,068
NET ASSETS CONSIST OF:
Paid-in capital	$463,721,216	$486,889,216	$1,239,959,918	$812,095,350	$241,044,022
Accumulated net investment loss	(2,548,849)	(2,569,542)	(5,322,949)	(3,071,063)	(1,145,752)
Undistributed/accumulated net realized gain (loss)	1,772,514	(2,889,284)	(18,916,124)	(40,807,005)	(35,875,991)
Net unrealized appreciation on investments	32,539,328	59,624,550	224,383,699	196,583,072	75,795,789
NET ASSETS	$495,484,209	$541,054,940	$1,440,104,544	$964,800,354	$279,818,068
Class A Shares:
Net Assets	$220,013,089	$267,816,758	$744,080,912	$496,631,065	$146,207,640
Shares of beneficial interest outstanding	19,400,768	21,831,100	55,119,188	35,339,790	10,176,442
Net Asset Value per share*	$11.34	$12.27	$13.50	$14.05	$14.37
Sales Charge (1)	0.66	0.71	0.79	0.82	0.84
Maximum offering price per share	$12.00	$12.98	$14.29	$14.87	$15.21
Class B Shares:
Net Assets	$40,895,018	$50,964,813	$146,954,904	$111,984,092	$35,322,091
Shares of beneficial interest outstanding	3,661,276	4,205,083	10,999,857	8,065,950	2,516,630
Net Asset Value and offering price per share*	$11.17	$12.12	$13.36	$13.88	$14.04
Class C Shares:
Net Assets	$221,086,637	$214,159,918	$509,645,160	$332,702,840	$88,676,334
Shares of beneficial interest outstanding	19,807,211	17,672,128	38,182,234	24,006,007	6,319,154
Net Asset Value and offering price per share*	$11.16	$12.12	$13.35	$13.86	$14.03
Class R Shares:
Net Assets	$11,043,760	$6,719,719	$29,178,719	$19,753,145	$7,764,627
Shares of beneficial interest outstanding	978,657	549,930	2,168,337	1,409,026	544,055
Net Asset Value per share	$11.28	$12.22	$13.46	$14.02	$14.27
Advisor Class:
Net Assets	$2,445,705	$1,393,732	$10,244,849	$3,729,212	$1,847,376
Shares of beneficial interest outstanding	215,428	113,472	758,050	264,984	128,382
Net Asset Value per share	$11.35	$12.28	$13.51	$14.07	$14.39

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The PL Portfolio Optimization Funds are subject to a maximum 5.50% front-end sales charge.

See Notes to Financial Statements

B-1

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2013 (Unaudited)

	PL Short Duration Income Fund	PL Income Fund	PL Strategic Income Fund	PL Floating Rate Income Fund	PL Limited Duration High Income Fund	PL High Income Fund
ASSETS
Investments, at cost	$66,422,250	$498,167,922	$43,669,845	$781,231,122	$26,238,402	$17,912,516
Investments, at value	$66,530,529	$488,059,354	$43,488,134	$780,733,113	$26,177,142	$18,053,107
Foreign currency held, at value (1)	—	—	6,467	—	—	808
Receivables:
Dividends and interest	358,055	4,774,276	603,220	4,574,333	245,554	296,140
Fund shares sold	189,032	847,037	383,983	18,664,676	—	37,720
Securities sold	732,367	18,065,475	1,424,963	43,084,309	1,210,925	304,853
Due from adviser	12,229	119,672	9,187	114,786	13,384	4,048
Unfunded loan commitment appreciation	—	—	—	—	230	—
Prepaid expenses and other assets	24,461	28,402	24,727	74,707	39,500	18,269
Total Assets	67,846,673	511,894,216	45,940,681	847,245,924	27,686,735	18,714,945
LIABILITIES
Payables:
Fund shares redeemed	165,353	2,928,420	326,133	1,591,737	43	22,232
Securities purchased	2,583,665	16,126,422	2,877,649	114,430,083	3,796,500	1,111,017
Income distributions	21,453	252,432	20,643	380,756	611	4,977
Accrued advisory fees	20,728	204,453	20,723	357,473	11,675	8,532
Accrued administration fees	15,508	122,523	10,221	161,534	3,146	3,175
Accrued support service expenses	3,878	44,968	3,878	21,872	458	1,191
Accrued custodian fees and expenses	2,268	19,104	2,291	13,054	2,541	1,108
Accrued transfer agency out-of-pocket expenses	1,144	24,271	852	6,218	423	573
Accrued legal, audit and tax service fees	3,980	50,979	4,228	24,304	545	1,364
Accrued trustees’ fees and expenses and deferred compensation	95	347	95	267	—	10
Accrued distribution and/or service fees	4,811	33,757	3,222	39,631	134	774
Accrued other	5,680	39,096	8,906	21,063	2,818	6,100
Unfunded loan commitment depreciation	—	—	—	2,792	—	—
Total Liabilities	2,828,563	19,846,772	3,278,841	117,050,784	3,818,894	1,161,053
NET ASSETS	$65,018,110	$492,047,444	$42,661,840	$730,195,140	$23,867,841	$17,553,892
NET ASSETS CONSIST OF:
Paid-in capital	$64,674,599	$495,554,588	$41,169,225	$729,006,618	$23,920,419	$17,066,390
Undistributed net investment income	3,771	38,483	4,855	66,011	3,198	2,395
Undistributed net realized gain	231,461	6,562,941	1,669,643	1,623,312	5,254	344,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	108,279	(10,108,568)	(181,883)	(500,801)	(61,030)	140,611
NET ASSETS	$65,018,110	$492,047,444	$42,661,840	$730,195,140	$23,867,841	$17,553,892
Class A Shares:
Net Assets	$39,538,724	$274,811,054	$24,731,208	$314,065,488	$2,013,413	$4,885,525
Shares of beneficial interest outstanding	3,809,859	26,026,034	2,242,131	30,126,493	201,795	446,720
Net Asset Value per share*	$10.38	$10.56	$11.03	$10.42	$9.98	$10.94
Sales Charge (2)	0.32	0.47	0.49	0.32	0.31	0.49
Maximum offering price per share	$10.70	$11.03	$11.52	$10.74	$10.29	$11.43
Class C Shares:
Net Assets	$19,330,283	$135,322,942	$13,528,749	$164,832,400	$311,827	$3,503,957
Shares of beneficial interest outstanding	1,865,687	12,813,377	1,227,953	15,833,030	31,290	320,612
Net Asset Value and offering price per share*	$10.36	$10.56	$11.02	$10.41	$9.97	$10.93
Class I Shares:
Net Assets	$305,419	$1,142,645	$1,004,135	$46,956,210	$21,136,506	$8,879,993
Shares of beneficial interest outstanding	29,465	108,114	91,464	4,497,197	2,119,133	817,776
Net Asset Value per share	$10.37	$10.57	$10.98	$10.44	$9.97	$10.86
Class P Shares:
Net Assets				$10,434
Shares of beneficial interest outstanding				1,000
Net Asset Value per share				$10.43
Advisor Class:
Net Assets	$5,843,684	$80,770,803	$3,397,748	$204,330,608	$406,095	$284,417
Shares of beneficial interest outstanding	563,084	7,634,389	307,981	19,546,094	40,735	25,981
Net Asset Value per share	$10.38	$10.58	$11.03	$10.45	$9.97	$10.95

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The cost of foreign currency for the PL Strategic Income and PL High Income Funds was $6,639 and $788, respectively.
(2)	Class A shares of the PL Short Duration Income, PL Floating Rate Income and PL Limited Duration High Income Funds are subject to a maximum 3.00% front-end sales charge. Class A shares of the PL Income, PL Strategic Income and PL High Income Funds are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

B-2

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2013 (Unaudited)

PL Money Market Fund
ASSETS
Investments, at cost	$33,662,635
Investments, at value	$33,662,635
Receivables:
Fund shares sold	1,287,064
Due from adviser	413
Prepaid expenses and other assets	35,382
Total Assets	34,985,494
LIABILITIES
Payables:
Fund shares redeemed	295,208
Accrued support service expenses	2,384
Accrued custodian fees and expenses	1,055
Accrued transfer agency out-of-pocket expenses	1,875
Accrued legal, audit and tax service fees	2,852
Accrued trustees’ fees and expenses and deferred compensation	3,322
Accrued distribution and/or service fees	297
Accrued other	3,066
Total Liabilities	310,059
NET ASSETS	$34,675,435
NET ASSETS CONSIST OF:
Paid-in capital	$34,678,875
Accumulated net investment loss	(3,296)
Accumulated net realized loss	(144)
Net unrealized appreciation (depreciation) on investments	—
NET ASSETS	$34,675,435
Class A Shares:
Net Assets	$30,860,590
Shares of beneficial interest outstanding	30,871,548
Net Asset Value and offering price per share*	$1.00
Class B Shares:
Net Assets	$635,274
Shares of beneficial interest outstanding	635,274
Net Asset Value and offering price per share*	$1.00
Class C Shares:
Net Assets	$3,179,571
Shares of beneficial interest outstanding	3,179,571
Net Asset Value and offering price per share*	$1.00

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

B-3

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

	PL Portfolio Optimization Funds
	Conservative Fund	Moderate- Conservative Fund	Moderate Fund	Moderate- Aggressive Fund	Aggressive Fund
INVESTMENT INCOME
Total Investment Income (1)	$—	$—	$—	$—	$—

EXPENSES
Advisory fees	510,258	523,715	1,358,246	908,834	266,904
Administration fees	382,693	392,786	1,018,685	681,625	200,178
Support services expenses	44,837	43,926	112,324	75,705	22,138
Shareholder report expenses	29,108	28,756	73,894	49,616	14,301
Distribution and/or service fees (2)
Class A	285,841	324,816	877,995	581,663	174,302
Class B	209,978	252,936	709,024	544,162	170,582
Class C	1,129,327	1,028,119	2,389,534	1,562,510	424,042
Class R	29,149	16,574	74,491	48,162	18,431
Transfer agency out-of-pocket expenses	59,193	59,466	159,068	115,837	34,645
Registration fees	50,466	42,842	70,021	54,972	35,446
Legal, audit and tax service fees	38,617	38,256	97,943	65,773	19,027
Trustees' fees and expenses	8,849	8,708	22,236	14,968	4,365
Other	13,459	11,975	32,595	22,242	6,803
Total Expenses	2,791,775	2,772,875	6,996,056	4,726,069	1,391,164
Adviser Reimbursement (3)	(244,011)	(234,738)	(566,133)	(398,391)	(136,832)
Net Expenses	2,547,764	2,538,137	6,429,923	4,327,678	1,254,332
NET INVESTMENT LOSS	(2,547,764)	(2,538,137)	(6,429,923)	(4,327,678)	(1,254,332)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds (1)	504,025	549,296	275,728	310,342	882,994
Investment security transactions	18	19	49	33	10
Net Realized Gain	504,043	549,315	275,777	310,375	883,004

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	(2,026,299)	8,544,963	49,646,309	50,530,806	16,655,344
Change in Net Unrealized Appreciation (Depreciation)	(2,026,299)	8,544,963	49,646,309	50,530,806	16,655,344
NET GAIN (LOSS)	(1,522,256)	9,094,278	49,922,086	50,841,181	17,538,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,070,020)	$6,556,141	$43,492,163	$46,513,503	$16,284,016

(1)	For the six-month period ended September 30, 2013, the PL Underlying Funds did not declare and pay dividends and capital gains distributions.
(2)	The Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 5 in Notes to Financial Statements).
(3)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-4

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

	PL Short Duration Income Fund	PL Income Fund	PL Strategic Income Fund	PL Floating Rate Income Fund	PL Limited Duration High Income Fund (1)	PL High Income Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$231	$1,751	$17,646	$83,791	$92	$12,321
Interest, net of foreign taxes withheld	695,226	10,719,431	1,259,979	10,762,584	145,166	482,183
Other	297	91	202	5,149	397	—
Total Investment Income	695,754	10,721,273	1,277,827	10,851,524	145,655	494,504

EXPENSES
Advisory fees	108,982	1,410,010	139,835	1,501,050	24,633	49,645
Administration fees	79,132	844,835	63,425	679,541	6,025	18,160
Support services expenses	4,058	51,623	4,201	23,094	458	1,334
Custodian fees and expenses	2,762	18,558	2,226	14,326	2,541	1,347
Shareholder report expenses	2,988	33,816	2,988	18,200	144	1,013
Distribution and/or service fees (2)
Class A	37,800	394,304	30,299	268,582	462	5,552
Class C	80,372	770,102	55,855	562,219	159	14,944
Transfer agency out-of-pocket expenses	4,525	70,612	5,580	27,355	423	1,597
Registration fees	33,071	69,245	33,413	39,881	117	30,325
Legal, audit and tax service fees	4,129	44,979	4,055	24,335	580	1,200
Trustees' fees and expenses	846	10,058	853	4,760	97	264
Offering expenses	—	—	—	—	22,082	—
Other	8,017	26,405	14,549	20,279	2,623	14,315
Total Expenses	366,682	3,744,547	357,279	3,183,622	60,344	139,696
Advisory Fee Waiver (3)	—	—	—	—	(758)	—
Adviser Reimbursement (4)	(85,038)	(747,106)	(84,676)	(505,408)	(27,511)	(53,007)
Net Expenses	281,644	2,997,441	272,603	2,678,214	32,075	86,689
NET INVESTMENT INCOME	414,110	7,723,832	1,005,224	8,173,310	113,580	407,815

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	49,205	(161,481)	741,724	577,929	5,254	122,125
Net Realized Gain (Loss)	49,205	(161,481)	741,724	577,929	5,254	122,125

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(425,256)	(20,277,080)	(1,614,316)	(3,785,030)	(61,260)	(488,275)
Unfunded loan commitments	—	—	—	(2,792)	230	—
Foreign currencies	—	—	(90)	—	—	(11)
Change in Net Unrealized Depreciation	(425,256)	(20,277,080)	(1,614,406)	(3,787,822)	(61,030)	(488,286)
NET LOSS	(376,051)	(20,438,561)	(872,682)	(3,209,893)	(55,776)	(366,161)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,059	($12,714,729)	$132,542	$4,963,417	$57,804	$41,654

Foreign taxes withheld on dividends and interest	$—	$—	$142	$—	$—	$10

(1)	Operations commenced on July 31, 2013.
(2)	Class I, Class P and Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 5 in Notes to Financial Statements).
(3)	See Note 5 in Notes to Financial Statements.
(4)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-5

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

PL Money Market Fund
INVESTMENT INCOME
Interest	$11,832
Total Investment Income	11,832

EXPENSES
Advisory fees	31,706
Administration fees	47,559
Support services expenses	2,834
Custodian fees and expenses	1,248
Shareholder report expenses	1,798
Distribution and/or service fees (1)
Class A	36,020
Class B	2,787
Class C	11,662
Transfer agency out-of-pocket expenses	2,725
Registration fees	18,042
Legal, audit and tax service fees	2,362
Trustees' fees and expenses	545
Other	3,642
Total Expenses	162,930
Advisory Fee Waiver (2)	(31,706)
Adviser Reimbursement (3)	(33,196)
Administration Fee Waiver (2)	(47,559)
Distribution and/or Service Fees Waiver (2)	(38,635)
Net Expenses	11,834
NET INVESTMENT LOSS	(2)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	1
Net Realized Gain	1

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	—
Change in Net Unrealized Appreciation (Depreciation)	—
NET GAIN	1
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1)

(1)	See Notes 1 and 5 in Notes to Financial Statements.
(2)	See Note 5 in Notes to Financial Statements.
(3)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-6

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization Conservative Fund		PL Portfolio Optimization Moderate-Conservative Fund		PL Portfolio Optimization Moderate Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income (loss)	($2,547,764)	$7,265,917	($2,538,137)	$5,196,339	($6,429,923)	$9,475,147
Net realized gain	504,043	12,903,068	549,315	9,791,165	275,777	18,784,514
Change in net unrealized appreciation (depreciation)	(2,026,299)	7,744,436	8,544,963	15,270,220	49,646,309	62,333,092
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,070,020)	27,913,421	6,556,141	30,257,724	43,492,163	90,592,753
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(6,866,244)	—	(5,343,531)	—	(10,031,160)
Class B	—	(979,829)	—	(813,926)	—	(1,273,955)
Class C	—	(5,195,691)	—	(3,133,431)	—	(4,109,216)
Class R	—	(309,315)	—	(133,452)	—	(358,782)
Advisor Class	—	—	—	—	—	—
Net realized gains
Class A	—	(975,567)	—	—	—	—
Class B	—	(168,822)	—	—	—	—
Class C	—	(881,825)	—	—	—	—
Class R	—	(47,188)	—	—	—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(15,424,481)	—	(9,424,340)	—	(15,773,113)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	37,341,951	107,943,161	52,372,335	93,384,527	124,023,933	202,865,923
Class B	4,786,744	12,505,939	5,615,756	12,613,199	16,149,791	28,937,285
Class C	38,592,707	90,923,111	35,217,240	68,944,959	85,679,806	114,905,237
Class R	1,071,712	5,039,462	598,034	1,983,464	3,959,197	12,475,430
Advisor Class	2,307,404	1,363,246	885,715	876,491	7,326,489	3,384,697
Dividends and distributions reinvestments
Class A	—	6,823,998	—	4,916,243	—	9,561,378
Class B	—	1,024,939	—	757,288	—	1,219,636
Class C	—	5,415,640	—	2,864,308	—	3,786,971
Class R	—	356,503	—	133,452	—	357,758
Advisor Class	—	—	—	—	—	—
Cost of shares repurchased
Class A	(46,550,022)	(73,161,140)	(34,860,735)	(50,735,951)	(57,778,332)	(114,813,077)
Class B	(5,484,789)	(5,699,887)	(4,547,037)	(6,952,917)	(9,862,721)	(17,515,390)
Class C	(36,038,233)	(39,366,794)	(19,416,555)	(28,604,386)	(36,381,208)	(65,771,079)
Class R	(2,308,583)	(3,906,311)	(443,434)	(2,221,581)	(5,443,722)	(8,134,764)
Advisor Class	(1,219,803)	(55)	(387,725)	—	(672,898)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,500,912)	109,261,812	35,033,594	97,959,096	127,000,335	171,260,005
NET INCREASE (DECREASE) IN NET ASSETS	(11,570,932)	121,750,752	41,589,735	118,792,480	170,492,498	246,079,645
NET ASSETS
Beginning of Year or Period	507,055,141	385,304,389	499,465,205	380,672,725	1,269,612,046	1,023,532,401
End of Year or Period	$495,484,209	$507,055,141	$541,054,940	$499,465,205	$1,440,104,544	$1,269,612,046
Undistributed/Accumulated Net Investment Income (Loss)	($2,548,849)	($1,085)	($2,569,542)	($31,405)	($5,322,949)	$1,106,974

(1)	Unaudited.

See Notes to Financial Statements

B-7

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization Moderate-Aggressive Fund		PL Portfolio Optimization Aggressive Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income (loss)	($4,327,678)	$3,587,839	($1,254,332)	$537,206
Net realized gain	310,375	8,544,620	883,004	2,705,253
Change in net unrealized appreciation	50,530,806	52,807,520	16,655,344	15,639,878
Net Increase in Net Assets Resulting from Operations	46,513,503	64,939,979	16,284,016	18,882,337
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(4,411,653)	—	(920,030)
Class B	—	(403,481)	—	(8,876)
Class C	—	(1,123,731)	—	(38,173)
Class R	—	(141,142)	—	(32,924)
Advisor Class	—	—	—	—
Net realized gains
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Advisor Class	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(6,080,007)	—	(1,000,003)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	72,906,830	105,360,707	17,299,040	31,112,894
Class B	8,820,981	16,703,733	2,613,799	4,168,688
Class C	44,616,645	59,537,333	12,941,257	17,338,489
Class R	3,058,839	6,712,096	993,711	2,402,818
Advisor Class	1,598,661	2,461,098	1,596,472	218,532
Dividends and distributions reinvestments
Class A	—	4,251,446	—	886,650
Class B	—	389,965	—	8,599
Class C	—	1,055,840	—	35,307
Class R	—	140,878	—	32,924
Advisor Class	—	—	—	—
Cost of shares repurchased
Class A	(36,892,214)	(68,791,354)	(13,029,479)	(30,471,856)
Class B	(7,954,377)	(14,658,748)	(2,337,585)	(5,479,851)
Class C	(22,979,200)	(42,516,841)	(11,092,626)	(17,905,394)
Class R	(2,137,033)	(4,951,355)	(913,342)	(2,365,955)
Advisor Class	(493,577)	—	(42,499)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	60,545,555	65,694,798	8,028,748	(18,155)
NET INCREASE IN NET ASSETS	107,059,058	124,554,770	24,312,764	17,864,179
NET ASSETS
Beginning of Year or Period	857,741,296	733,186,526	255,505,304	237,641,125
End of Year or Period	$964,800,354	$857,741,296	$279,818,068	$255,505,304
Undistributed/Accumulated Net Investment Income (Loss)	($3,071,063)	$1,256,615	($1,145,752)	$108,580

(1)	Unaudited.

See Notes to Financial Statements

B-8

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Short Duration Income Fund		PL Income Fund		PL Strategic Income Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income	$414,110	$457,155	$7,723,832	$12,407,322	$1,005,224	$1,320,514
Net realized gain (loss)	49,205	313,926	(161,481)	16,442,913	741,724	1,637,946
Change in net unrealized appreciation (depreciation)	(425,256)	398,995	(20,277,080)	6,339,135	(1,614,406)	1,086,514
Net Increase (Decrease) in Net Assets Resulting from Operations	38,059	1,170,076	(12,714,729)	35,189,370	132,542	4,044,974
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(269,638)	(105,796)	(4,670,287)	(9,199,985)	(574,017)	(256,720)
Class C	(85,105)	(39,542)	(1,717,708)	(2,518,096)	(229,050)	(94,548)
Class I	(22,535)	(285,926)	(24,430)	(48,871)	(166,331)	(962,751)
Advisor Class	(48,195)	(25,265)	(1,492,735)	(469,805)	(65,567)	(19,981)
Net realized gains
Class A	—	(43,053)	—	(8,848,617)	—	(230,684)
Class C	—	(39,621)	—	(3,399,639)	—	(114,979)
Class I	—	(86,775)	—	(41,790)	—	(573,860)
Advisor Class	—	(18,351)	—	(513,462)	—	(17,232)
Net Decrease from Dividends and Distributions to Shareholders	(425,473)	(644,329)	(7,905,160)	(25,040,265)	(1,034,965)	(2,270,755)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	30,056,824	25,242,662	56,796,474	265,671,625	12,555,819	21,885,984
Class C	11,746,154	10,802,733	18,324,536	96,463,160	6,786,805	8,573,364
Class I	47,131	277,900	69,515	747,113	427,602	1,544,246
Advisor Class	3,625,595	4,103,874	22,407,704	94,493,687	2,547,294	1,532,710
Dividends and distributions reinvestments
Class A	214,733	120,623	3,763,595	13,900,718	502,227	455,409
Class C	74,469	60,412	1,388,499	4,945,701	193,825	185,360
Class I	22,535	372,696	17,510	69,602	161,455	1,521,257
Advisor Class	38,765	39,437	1,096,981	857,150	49,414	31,591
Cost of shares repurchased
Class A	(13,066,523)	(2,876,027)	(108,211,920)	(201,102,389)	(8,764,500)	(1,598,140)
Class C	(2,672,293)	(592,240)	(39,301,523)	(20,073,793)	(1,159,815)	(927,797)
Class I	(13,073,203)	—	(674,820)	(354,320)	(21,595,082)	(183,792)
Advisor Class	(932,857)	(1,004,847)	(33,228,377)	(1,088,570)	(725,792)	(5,262)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	16,081,330	36,547,223	(77,551,826)	254,529,684	(9,020,748)	33,014,930
NET INCREASE (DECREASE) IN NET ASSETS	15,693,916	37,072,970	(98,171,715)	264,678,789	(9,923,171)	34,789,149
NET ASSETS
Beginning of Year or Period	49,324,194	12,251,224	590,219,159	325,540,370	52,585,011	17,795,862
End of Year or Period	$65,018,110	$49,324,194	$492,047,444	$590,219,159	$42,661,840	$52,585,011
Undistributed Net Investment Income	$3,771	$15,134	$38,483	$219,811	$4,855	$34,596

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Floating Rate Income Fund		PL Limited Duration High Income Fund (1)	PL High Income Fund
	Six-Month Period Ended September 30, 2013 (2)	Year Ended March 31, 2013	Period Ended September 30, 2013 (2)	Six-Month Period Ended September 30, 2013 (2)	Year Ended March 31, 2013
OPERATIONS
Net investment income	$8,173,310	$4,565,626	$113,580	$407,815	$587,847
Net realized gain	577,929	2,210,370	5,254	122,125	401,592
Change in net unrealized appreciation (depreciation)	(3,787,822)	2,842,575	(61,030)	(488,286)	357,715
Net Increase in Net Assets Resulting from Operations	4,963,417	9,618,571	57,804	41,654	1,347,154
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(3,850,055)	(2,050,935)	(8,668)	(113,028)	(74,859)
Class C	(1,608,732)	(848,981)	(1,016)	(65,207)	(37,167)
Class I	(405,841)	(1,249,900)	(99,275)	(230,342)	(495,793)
Class P	(256)	(123)	—	—	—
Advisor Class	(2,355,627)	(325,153)	(1,423)	(6,014)	(3,547)
Net realized gains
Class A	—	(598,819)	—	—	(51,882)
Class C	—	(295,573)	—	—	(30,651)
Class I	—	(84,833)	—	—	(206,640)
Class P	—	—	—	—	—
Advisor Class	—	(127,065)	—	—	(1,098)
Net Decrease from Dividends and Distributions to Shareholders	(8,220,511)	(5,581,382)	(110,382)	(414,591)	(901,637)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	210,588,102	120,227,225	2,005,624	2,408,738	3,832,157
Class C	109,269,159	59,364,754	311,879	1,624,711	2,970,629
Class I	38,294,755	4,750,535	21,091,686	22,276	199,429
Class P	2,682	14,291	—	—	—
Advisor Class	181,136,192	41,065,562	408,000	153,000	280,533
Dividends and distributions reinvestments
Class A	3,224,252	2,110,981	8,155	100,627	116,387
Class C	1,283,667	788,075	1,001	54,454	56,881
Class I	320,075	1,210,163	99,275	230,342	702,433
Class P	256	123	—	—	—
Advisor Class	1,712,361	273,104	1,181	4,745	4,088
Cost of shares repurchased
Class A	(23,523,703)	(11,094,224)	(2,618)	(1,014,952)	(490,218)
Class C	(8,054,396)	(1,319,775)	—	(297,074)	(844,981)
Class I	(2,210,506)	(38,351,412)	—	—	(1,000)
Class P	(6,742)	(350)	—	—	—
Advisor Class	(13,024,120)	(5,913,249)	(3,764)	(149,649)	(5,627)
Net Increase in Net Assets from Capital Share Transactions	499,012,034	173,125,803	23,920,419	3,137,218	6,820,711
NET INCREASE IN NET ASSETS	495,754,940	177,162,992	23,867,841	2,764,281	7,266,228
NET ASSETS
Beginning of Year or Period	234,440,200	57,277,208	—	14,789,611	7,523,383
End of Year or Period	$730,195,140	$234,440,200	$23,867,841	$17,553,892	$14,789,611
Undistributed Net Investment Income	$66,011	$113,212	$3,198	$2,395	$9,171

(1)	Operations commenced on July 31, 2013.
(2)	Unaudited.

See Notes to Financial Statements

B-10

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Money Market Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment loss	($2)	($2)
Net realized gain	1	4
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	2
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
Class A	—	—
Class B	—	—
Class C	—	—
Net realized gains
Class A	—	—
Class B	—	—
Class C	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	25,041,383	42,618,839
Class B	485,543	1,053,696
Class C	2,949,373	5,087,169
Dividends and distributions reinvestments
Class A	—	—
Class B	—	—
Class C	—	—
Cost of shares repurchased
Class A	(21,498,196)	(47,369,048)
Class B	(421,996)	(481,969)
Class C	(1,509,623)	(3,347,348)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,046,484	(2,438,661)
NET INCREASE (DECREASE) IN NET ASSETS	5,046,483	(2,438,659)
NET ASSETS
Beginning of Year or Period	29,628,952	32,067,611
End of Year or Period	$34,675,435	$29,628,952
Accumulated Net Investment Loss	($3,296)	($3,294)

(1)	Unaudited.

See Notes to Financial Statements

B-11

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Portfolio Optimization Conservative Fund
Class A
4/1/2013 - 9/30/2013 (5)	$11.40	($0.03)	($0.03)	($0.06)	$—	$—	$—	$11.34	0.70%	0.60%	(0.60%)	(0.53%)	$220,013	7%
4/1/2012 - 3/31/2013	11.07	0.23	0.49	0.72	(0.34)	(0.05)	(0.39)	11.40	0.71%	0.60%	2.01%	6.57%	230,646	27%
4/1/2011 - 3/31/2012	10.87	0.22	0.29	0.51	(0.28)	(0.03)	(0.31)	11.07	0.73%	0.60%	1.99%	4.80%	182,912	10%
4/1/2010 - 3/31/2011	10.41	0.15	0.63	0.78	(0.32)	—	(0.32)	10.87	0.78%	0.53%	1.43%	7.60%	130,249	18%
4/1/2009 - 3/31/2010	8.84	0.32	1.59	1.91	(0.31)	(0.03)	(0.34)	10.41	0.95%	0.20%	3.20%	21.67%	68,938	21%
4/1/2008 - 3/31/2009	10.55	0.37	(1.50)	(1.13)	(0.55)	(0.03)	(0.58)	8.84	0.95%	0.16%	3.91%	(10.78%)	32,817	26%
Class B
4/1/2013 - 9/30/2013 (5)	$11.27	($0.08)	($0.02)	($0.10)	$—	$—	$—	$11.17	1.45%	1.35%	(1.35%)	(0.89%)	$40,895	7%
4/1/2012 - 3/31/2013	10.96	0.14	0.50	0.64	(0.28)	(0.05)	(0.33)	11.27	1.46%	1.35%	1.27%	5.89%	41,999	27%
4/1/2011 - 3/31/2012	10.78	0.13	0.29	0.42	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.02%	33,122	10%
4/1/2010 - 3/31/2011	10.34	0.07	0.63	0.70	(0.26)	—	(0.26)	10.78	1.53%	1.27%	0.68%	6.80%	22,282	18%
4/1/2009 - 3/31/2010	8.77	0.24	1.60	1.84	(0.24)	(0.03)	(0.27)	10.34	1.70%	0.95%	2.45%	21.07%	13,336	21%
4/1/2008 - 3/31/2009	10.49	0.30	(1.50)	(1.20)	(0.49)	(0.03)	(0.52)	8.77	1.70%	0.91%	3.16%	(11.51%)	8,306	26%
Class C
4/1/2013 - 9/30/2013 (5)	$11.26	($0.08)	($0.02)	($0.10)	$—	$—	$—	$11.16	1.45%	1.35%	(1.35%)	(0.89%)	$221,087	7%
4/1/2012 - 3/31/2013	10.96	0.14	0.49	0.63	(0.28)	(0.05)	(0.33)	11.26	1.46%	1.35%	1.22%	5.84%	220,688	27%
4/1/2011 - 3/31/2012	10.77	0.13	0.30	0.43	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.08%	158,748	10%
4/1/2010 - 3/31/2011	10.33	0.07	0.63	0.70	(0.26)	—	(0.26)	10.77	1.53%	1.27%	0.68%	6.81%	117,458	18%
4/1/2009 - 3/31/2010	8.76	0.24	1.61	1.85	(0.25)	(0.03)	(0.28)	10.33	1.70%	0.95%	2.45%	21.14%	67,620	21%
4/1/2008 - 3/31/2009	10.49	0.30	(1.51)	(1.21)	(0.49)	(0.03)	(0.52)	8.76	1.70%	0.91%	3.16%	(11.63%)	37,659	26%
Class R
4/1/2013 - 9/30/2013 (5)	$11.36	($0.05)	($0.03)	($0.08)	$—	$—	$—	$11.28	0.95%	0.85%	(0.85%)	(0.70%)	$11,044	7%
4/1/2012 - 3/31/2013	11.03	0.20	0.50	0.70	(0.32)	(0.05)	(0.37)	11.36	0.96%	0.85%	1.79%	6.38%	12,357	27%
4/1/2011 - 3/31/2012	10.83	0.19	0.29	0.48	(0.25)	(0.03)	(0.28)	11.03	0.98%	0.85%	1.74%	4.58%	10,522	10%
4/1/2010 - 3/31/2011	10.38	0.13	0.61	0.74	(0.29)	—	(0.29)	10.83	1.03%	0.75%	1.20%	7.25%	8,881	18%
4/1/2009 - 3/31/2010	8.81	0.29	1.60	1.89	(0.29)	(0.03)	(0.32)	10.38	1.20%	0.45%	2.95%	21.53%	7,972	21%
4/1/2008 - 3/31/2009	10.53	0.34	(1.50)	(1.16)	(0.53)	(0.03)	(0.56)	8.81	1.20%	0.41%	3.66%	(11.07%)	3,197	26%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$11.41	($0.02)	($0.04)	($0.06)	$—	$—	$—	$11.35	0.45%	0.40%	(0.40%)	(0.53%)	$2,446	7%
12/31/2012 - 3/31/2013	11.18	(0.01)	0.24	0.23	—	—	—	11.41	0.48%	0.40%	(0.40%)	2.06%	1,366	27%
PL Portfolio Optimization Moderate-Conservative Fund
Class A
4/1/2013 - 9/30/2013 (5)	$12.10	($0.04)	$0.21	$0.17	$—	$—	$—	$12.27	0.69%	0.60%	(0.60%)	1.41%	$267,817	2%
4/1/2012 - 3/31/2013	11.56	0.18	0.64	0.82	(0.28)	—	(0.28)	12.10	0.71%	0.60%	1.58%	7.22%	246,609	24%
4/1/2011 - 3/31/2012	11.25	0.18	0.35	0.53	(0.22)	—	(0.22)	11.56	0.73%	0.60%	1.62%	4.87%	188,660	10%
4/1/2010 - 3/31/2011	10.54	0.12	0.87	0.99	(0.28)	—	(0.28)	11.25	0.78%	0.52%	1.16%	9.53%	132,919	10%
4/1/2009 - 3/31/2010	8.36	0.26	2.19	2.45	(0.27)	—	(0.27)	10.54	0.95%	0.20%	2.58%	29.60%	78,160	10%
4/1/2008 - 3/31/2009	10.96	0.30	(2.36)	(2.06)	(0.44)	(0.10)	(0.54)	8.36	0.92%	0.14%	3.10%	(19.15%)	39,518	32%
Class B
4/1/2013 - 9/30/2013 (5)	$11.99	($0.08)	$0.21	$0.13	$—	$—	$—	$12.12	1.44%	1.35%	(1.35%)	1.08%	$50,965	2%
4/1/2012 - 3/31/2013	11.46	0.10	0.63	0.73	(0.20)	—	(0.20)	11.99	1.46%	1.35%	0.85%	6.46%	49,372	24%
4/1/2011 - 3/31/2012	11.17	0.10	0.35	0.45	(0.16)	—	(0.16)	11.46	1.48%	1.35%	0.87%	4.07%	40,812	10%
4/1/2010 - 3/31/2011	10.47	0.04	0.87	0.91	(0.21)	—	(0.21)	11.17	1.53%	1.27%	0.41%	8.78%	28,411	10%
4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	1.70%	0.95%	1.83%	28.87%	19,202	10%
4/1/2008 - 3/31/2009	10.89	0.23	(2.36)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	1.67%	0.89%	2.35%	(19.85%)	11,943	32%
Class C
4/1/2013 - 9/30/2013 (5)	$11.99	($0.08)	$0.21	$0.13	$—	$—	$—	$12.12	1.44%	1.35%	(1.35%)	1.08%	$214,160	2%
4/1/2012 - 3/31/2013	11.47	0.09	0.64	0.73	(0.21)	—	(0.21)	11.99	1.46%	1.35%	0.81%	6.41%	196,123	24%
4/1/2011 - 3/31/2012	11.16	0.10	0.36	0.46	(0.15)	—	(0.15)	11.47	1.48%	1.35%	0.87%	4.20%	144,900	10%
4/1/2010 - 3/31/2011	10.47	0.04	0.86	0.90	(0.21)	—	(0.21)	11.16	1.53%	1.27%	0.41%	8.71%	107,411	10%
4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	1.70%	0.95%	1.83%	28.87%	65,086	10%
4/1/2008 - 3/31/2009	10.89	0.22	(2.35)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	1.67%	0.89%	2.35%	(19.84%)	40,640	32%
Class R
4/1/2013 - 9/30/2013 (5)	$12.06	($0.05)	$0.21	$0.16	$—	$—	$—	$12.22	0.94%	0.85%	(0.85%)	1.33%	$6,720	2%
4/1/2012 - 3/31/2013	11.52	0.16	0.63	0.79	(0.25)	—	(0.25)	12.06	0.96%	0.85%	1.39%	6.92%	6,482	24%
4/1/2011 - 3/31/2012	11.22	0.15	0.35	0.50	(0.20)	—	(0.20)	11.52	0.98%	0.85%	1.37%	4.53%	6,301	10%
4/1/2010 - 3/31/2011	10.51	0.10	0.86	0.96	(0.25)	—	(0.25)	11.22	1.03%	0.76%	0.91%	9.32%	15,236	10%
4/1/2009 - 3/31/2010	8.34	0.23	2.20	2.43	(0.26)	—	(0.26)	10.51	1.20%	0.45%	2.33%	29.32%	10,478	10%
4/1/2008 - 3/31/2009	10.94	0.27	(2.36)	(2.09)	(0.41)	(0.10)	(0.51)	8.34	1.17%	0.39%	2.85%	(19.36%)	4,957	32%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$12.10	($0.02)	$0.20	$0.18	$—	$—	$—	$12.28	0.44%	0.40%	(0.40%)	1.49%	$1,394	2%
12/31/2012 - 3/31/2013	11.68	(0.01)	0.43	0.42	—	—	—	12.10	0.46%	0.40%	(0.40%)	3.60%	880	24%

See Notes to Financial Statements	See explanation of references on B-16

B-12

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates (6)
PL Portfolio Optimization Moderate Fund
Class A
4/1/2013 - 9/30/2013 (5)	$13.06	($0.04)	$0.48	$0.44	$—	$—	$—	$13.50	0.68%	0.60%	(0.60%)	3.37%	$744,081	0%
4/1/2012 - 3/31/2013	12.26	0.15	0.86	1.01	(0.21)	—	(0.21)	13.06	0.70%	0.60%	1.20%	8.36%	654,158	25%
4/1/2011 - 3/31/2012	11.88	0.14	0.42	0.56	(0.18)	—	(0.18)	12.26	0.72%	0.60%	1.18%	4.82%	517,945	7%
4/1/2010 - 3/31/2011	10.81	0.10	1.19	1.29	(0.22)	—	(0.22)	11.88	0.77%	0.52%	0.91%	12.10%	384,999	9%
4/1/2009 - 3/31/2010	7.96	0.20	2.87	3.07	(0.22)	—	(0.22)	10.81	0.92%	0.20%	1.99%	38.85%	247,213	9%
4/1/2008 - 3/31/2009	11.51	0.23	(3.30)	(3.07)	(0.31)	(0.17)	(0.48)	7.96	0.89%	0.14%	2.35%	(27.25%)	137,205	26%
Class B
4/1/2013 - 9/30/2013 (5)	$12.96	($0.09)	$0.49	$0.40	$—	$—	$—	$13.36	1.43%	1.35%	(1.35%)	3.09%	$146,955	0%
4/1/2012 - 3/31/2013	12.18	0.06	0.85	0.91	(0.13)	—	(0.13)	12.96	1.45%	1.35%	0.47%	7.49%	136,411	25%
4/1/2011 - 3/31/2012	11.80	0.05	0.43	0.48	(0.10)	—	(0.10)	12.18	1.47%	1.35%	0.43%	4.13%	115,513	7%
4/1/2010 - 3/31/2011	10.74	0.02	1.18	1.20	(0.14)	—	(0.14)	11.80	1.52%	1.26%	0.17%	11.33%	92,064	9%
4/1/2009 - 3/31/2010	7.90	0.12	2.87	2.99	(0.15)	—	(0.15)	10.74	1.67%	0.95%	1.24%	38.14%	65,336	9%
4/1/2008 - 3/31/2009	11.44	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.90	1.64%	0.89%	1.60%	(27.95%)	40,658	26%
Class C
4/1/2013 - 9/30/2013 (5)	$12.95	($0.09)	$0.49	$0.40	$—	$—	$—	$13.35	1.43%	1.35%	(1.35%)	3.09%	$509,645	0%
4/1/2012 - 3/31/2013	12.17	0.06	0.85	0.91	(0.13)	—	(0.13)	12.95	1.45%	1.35%	0.46%	7.50%	445,932	25%
4/1/2011 - 3/31/2012	11.78	0.05	0.43	0.48	(0.09)	—	(0.09)	12.17	1.47%	1.35%	0.43%	4.18%	366,753	7%
4/1/2010 - 3/31/2011	10.73	0.02	1.17	1.19	(0.14)	—	(0.14)	11.78	1.52%	1.26%	0.17%	11.26%	308,449	9%
4/1/2009 - 3/31/2010	7.88	0.12	2.88	3.00	(0.15)	—	(0.15)	10.73	1.67%	0.95%	1.24%	38.36%	210,889	9%
4/1/2008 - 3/31/2009	11.42	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.88	1.64%	0.89%	1.60%	(28.02%)	123,122	26%
Class R
4/1/2013 - 9/30/2013 (5)	$13.03	($0.06)	$0.49	$0.43	$—	$—	$—	$13.46	0.93%	0.85%	(0.85%)	3.30%	$29,179	0%
4/1/2012 - 3/31/2013	12.24	0.11	0.86	0.97	(0.18)	—	(0.18)	13.03	0.95%	0.85%	0.93%	8.02%	29,715	25%
4/1/2011 - 3/31/2012	11.84	0.11	0.43	0.54	(0.14)	—	(0.14)	12.24	0.97%	0.85%	0.93%	4.67%	23,321	7%
4/1/2010 - 3/31/2011	10.77	0.07	1.18	1.25	(0.18)	—	(0.18)	11.84	1.02%	0.75%	0.68%	11.82%	23,658	9%
4/1/2009 - 3/31/2010	7.93	0.17	2.87	3.04	(0.20)	—	(0.20)	10.77	1.17%	0.45%	1.74%	38.61%	24,232	9%
4/1/2008 - 3/31/2009	11.48	0.20	(3.29)	(3.09)	(0.29)	(0.17)	(0.46)	7.93	1.14%	0.39%	2.10%	(27.48%)	12,323	26%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$13.06	($0.03)	$0.48	$0.45	$—	$—	$—	$13.51	0.43%	0.40%	(0.40%)	3.45%	$10,245	0%
12/31/2012 - 3/31/2013	12.41	(0.01)	0.66	0.65	—	—	—	13.06	0.45%	0.40%	(0.40%)	5.24%	3,396	25%
PL Portfolio Optimization Moderate-Aggressive Fund
Class A
4/1/2013 - 9/30/2013 (5)	$13.33	($0.04)	$0.76	$0.72	$—	$—	$—	$14.05	0.69%	0.60%	(0.60%)	5.40%	$496,631	0%
4/1/2012 - 3/31/2013	12.41	0.10	0.96	1.06	(0.14)	—	(0.14)	13.33	0.71%	0.60%	0.83%	8.62%	436,055	25%
4/1/2011 - 3/31/2012	12.05	0.10	0.38	0.48	(0.12)	—	(0.12)	12.41	0.72%	0.60%	0.82%	4.13%	365,426	8%
4/1/2010 - 3/31/2011	10.68	0.07	1.44	1.51	(0.14)	—	(0.14)	12.05	0.77%	0.51%	0.62%	14.36%	301,232	13%
4/1/2009 - 3/31/2010	7.31	0.13	3.38	3.51	(0.14)	—	(0.14)	10.68	0.92%	0.20%	1.33%	48.26%	225,236	14%
4/1/2008 - 3/31/2009	11.79	0.16	(4.21)	(4.05)	(0.19)	(0.24)	(0.43)	7.31	0.89%	0.14%	1.63%	(35.15%)	128,976	23%
Class B
4/1/2013 - 9/30/2013 (5)	$13.22	($0.09)	$0.75	$0.66	$—	$—	$—	$13.88	1.44%	1.35%	(1.35%)	4.99%	$111,984	0%
4/1/2012 - 3/31/2013	12.30	0.01	0.96	0.97	(0.05)	—	(0.05)	13.22	1.46%	1.35%	0.09%	7.92%	105,757	25%
4/1/2011 - 3/31/2012	11.93	0.01	0.40	0.41	(0.04)	—	(0.04)	12.30	1.47%	1.35%	0.07%	3.50%	95,937	8%
4/1/2010 - 3/31/2011	10.57	(0.01)	1.43	1.42	(0.06)	—	(0.06)	11.93	1.52%	1.26%	(0.13%)	13.59%	83,812	13%
4/1/2009 - 3/31/2010	7.21	0.05	3.38	3.43	(0.07)	—	(0.07)	10.57	1.67%	0.95%	0.58%	47.84%	68,751	14%
4/1/2008 - 3/31/2009	11.69	0.08	(4.19)	(4.11)	(0.13)	(0.24)	(0.37)	7.21	1.64%	0.89%	0.88%	(35.97%)	43,587	23%
Class C
4/1/2013 - 9/30/2013 (5)	$13.19	($0.09)	$0.76	$0.67	$—	$—	$—	$13.86	1.44%	1.35%	(1.35%)	5.08%	$332,703	0%
4/1/2012 - 3/31/2013	12.27	0.01	0.96	0.97	(0.05)	—	(0.05)	13.19	1.46%	1.35%	0.09%	7.95%	295,615	25%
4/1/2011 - 3/31/2012	11.91	0.01	0.39	0.40	(0.04)	—	(0.04)	12.27	1.47%	1.35%	0.07%	3.39%	257,114	8%
4/1/2010 - 3/31/2011	10.55	(0.01)	1.43	1.42	(0.06)	—	(0.06)	11.91	1.52%	1.26%	(0.13%)	13.64%	230,964	13%
4/1/2009 - 3/31/2010	7.18	0.05	3.39	3.44	(0.07)	—	(0.07)	10.55	1.67%	0.95%	0.58%	48.18%	189,917	14%
4/1/2008 - 3/31/2009	11.67	0.08	(4.20)	(4.12)	(0.13)	(0.24)	(0.37)	7.18	1.64%	0.89%	0.88%	(36.12%)	117,549	23%
Class R
4/1/2013 - 9/30/2013 (5)	$13.32	($0.06)	$0.76	$0.70	$—	$—	$—	$14.02	0.94%	0.85%	(0.85%)	5.26%	$19,753	0%
4/1/2012 - 3/31/2013	12.40	0.07	0.96	1.03	(0.11)	—	(0.11)	13.32	0.96%	0.85%	0.55%	8.38%	17,844	25%
4/1/2011 - 3/31/2012	12.03	0.07	0.40	0.47	(0.10)	—	(0.10)	12.40	0.97%	0.85%	0.57%	3.97%	14,710	8%
4/1/2010 - 3/31/2011	10.67	0.04	1.44	1.48	(0.12)	—	(0.12)	12.03	1.02%	0.76%	0.37%	14.00%	17,265	13%
4/1/2009 - 3/31/2010	7.30	0.10	3.39	3.49	(0.12)	—	(0.12)	10.67	1.17%	0.45%	1.08%	48.07%	12,211	14%
4/1/2008 - 3/31/2009	11.79	0.13	(4.21)	(4.08)	(0.17)	(0.24)	(0.41)	7.30	1.14%	0.39%	1.38%	(35.38%)	5,307	23%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$13.34	($0.03)	$0.76	$0.73	$—	$—	$—	$14.07	0.44%	0.40%	(0.40%)	5.47%	$3,729	0%
12/31/2012 - 3/31/2013	12.50	(0.01)	0.85	0.84	—	—	—	13.34	0.45%	0.40%	(0.40%)	6.72%	2,470	25%

See Notes to Financial Statements	See explanation of references on B-16

B-13

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Portfolio Optimization Aggressive Fund
Class A
4/1/2013 - 9/30/2013 (5)	$13.50	($0.04)	$0.91	$0.87	$—		$—	$—		$14.37	0.70%	0.60%	(0.60%)	6.44%	$146,208	3%
4/1/2012 - 3/31/2013	12.56	0.07	0.96	1.03	(0.09)		—	(0.09)		13.50	0.73%	0.60%	0.57%	8.30%	133,265	30%
4/1/2011 - 3/31/2012	12.29	0.06	0.27	0.33	(0.06)		—	(0.06)		12.56	0.74%	0.60%	0.52%	2.73%	122,397	13%
4/1/2010 - 3/31/2011	10.66	0.05	1.65	1.70	(0.07)		—	(0.07)		12.29	0.80%	0.51%	0.44%	16.11%	114,246	26%
4/1/2009 - 3/31/2010	6.92	0.09	3.75	3.84	(0.10)		—	(0.10)		10.66	0.94%	0.20%	0.94%	55.84%	98,669	26%
4/1/2008 - 3/31/2009	12.04	0.09	(4.88)	(4.79)	—		(0.33)	(0.33)		6.92	0.92%	0.14%	0.97%	(40.88%)	59,937	18%
Class B
4/1/2013 - 9/30/2013 (5)	$13.22	($0.09)	$0.91	$0.82	$—		$—	$—		$14.04	1.45%	1.35%	(1.35%)	6.20%	$35,322	3%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.96	0.94	(0.00	)(7)	—	(0.00	)(7)	13.22	1.48%	1.35%	(0.17%)	7.69%	33,013	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	31,969	13%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)		—	(0.05)		12.03	1.55%	1.25%	(0.31%)	15.62%	30,693	26%
4/1/2009 - 3/31/2010	6.72	0.02	3.75	3.77	(0.03)		—	(0.03)		10.46	1.69%	0.95%	0.19%	56.15%	28,776	26%
4/1/2008 - 3/31/2009	11.93	0.02	(4.90)	(4.88)	—		(0.33)	(0.33)		6.72	1.67%	0.89%	0.22%	(42.04%)	18,042	18%
Class C
4/1/2013 - 9/30/2013 (5)	$13.22	($0.09)	$0.90	$0.81	$—		$—	$—		$14.03	1.45%	1.35%	(1.35%)	6.13%	$88,676	3%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.97	0.95	(0.01)		—	(0.01)		13.22	1.48%	1.35%	(0.18%)	7.71%	81,754	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	76,613	13%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)		—	(0.05)		12.03	1.55%	1.25%	(0.31%)	15.61%	75,607	26%
4/1/2009 - 3/31/2010	6.71	0.02	3.75	3.77	(0.02)		—	(0.02)		10.46	1.69%	0.95%	0.19%	56.11%	68,230	26%
4/1/2008 - 3/31/2009	11.92	0.02	(4.90)	(4.88)	—		(0.33)	(0.33)		6.71	1.67%	0.89%	0.22%	(41.99%)	43,588	18%
Class R
4/1/2013 - 9/30/2013 (5)	$13.43	($0.06)	$0.90	$0.84	$—		$—	$—		$14.27	0.95%	0.85%	(0.85%)	6.25%	$7,765	3%
4/1/2012 - 3/31/2013	12.48	0.04	0.97	1.01	(0.06)		—	(0.06)		13.43	0.98%	0.85%	0.33%	8.17%	7,251	30%
4/1/2011 - 3/31/2012	12.22	0.03	0.26	0.29	(0.03)		—	(0.03)		12.48	0.99%	0.85%	0.27%	2.43%	6,662	13%
4/1/2010 - 3/31/2011	10.61	0.02	1.65	1.67	(0.06)		—	(0.06)		12.22	1.05%	0.76%	0.19%	16.02%	5,553	26%
4/1/2009 - 3/31/2010	6.88	0.06	3.76	3.82	(0.09)		—	(0.09)		10.61	1.19%	0.45%	0.69%	55.70%	4,448	26%
4/1/2008 - 3/31/2009	12.03	0.06	(4.88)	(4.82)	—		(0.33)	(0.33)		6.88	1.17%	0.39%	0.72%	(41.17%)	2,106	18%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$13.51	($0.03)	$0.91	$0.88	$—		$—	$—		$14.39	0.45%	0.40%	(0.40%)	6.51%	$1,847	3%
12/31/2012 - 3/31/2013	12.56	(0.01)	0.96	0.95	—		—	—		13.51	0.48%	0.40%	(0.40%)	7.56%	222	30%
PL Short Duration Income Fund
Class A
4/1/2013 - 9/30/2013 (5)	$10.46	$0.09	($0.08)	$0.01	($0.09)		$—	($0.09)		$10.38	1.17%	0.85%	1.70%	0.09%	$39,539	63%
6/29/2012 - 3/31/2013	10.20	0.16	0.32	0.48	(0.15)		(0.07)	(0.22)		10.46	1.24%	0.85%	2.02%	4.78%	22,589	146%
Class C
4/1/2013 - 9/30/2013 (5)	$10.45	$0.05	($0.09)	($0.04)	($0.05)		$—	($0.05)		$10.36	1.92%	1.60%	0.95%	(0.35%)	$19,330	63%
6/29/2012 - 3/31/2013	10.20	0.10	0.33	0.43	(0.11)		(0.07)	(0.18)		10.45	1.99%	1.60%	1.27%	4.28%	10,307	146%
Class I
4/1/2013 - 9/30/2013 (5)	$10.45	$0.11	($0.09)	$0.02	($0.10)		$—	($0.10)		$10.37	0.77%	0.60%	1.95%	0.17%	$305	63%
4/1/2012 - 3/31/2013	10.14	0.23	0.38	0.61	(0.23)		(0.07)	(0.30)		10.45	1.08%	0.60%	2.27%	6.10%	13,280	146%
12/19/2011 - 3/31/2012	10.00	0.06	0.15	0.21	(0.07)		—	(0.07)		10.14	2.04%	0.60%	2.06%	2.10%	12,251	73%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$10.46	$0.10	($0.08)	$0.02	($0.10)		$—	($0.10)		$10.38	0.92%	0.60%	1.95%	0.21%	$5,844	63%
6/29/2012 - 3/31/2013	10.20	0.18	0.31	0.49	(0.16)		(0.07)	(0.23)		10.46	0.99%	0.60%	2.27%	4.85%	3,148	146%
PL Income Fund
Class A
4/1/2013 - 9/30/2013 (5)	$10.92	$0.16	($0.36)	($0.20)	($0.16)		$—	($0.16)		$10.56	1.17%	0.90%	2.90%	(1.82%)	$274,811	60%
4/1/2012 - 3/31/2013	10.61	0.30	0.55	0.85	(0.29)		(0.25)	(0.54)		10.92	1.17%	0.90%	2.76%	8.13%	333,987	171%
4/1/2011 - 3/31/2012	10.16	0.30	0.48	0.78	(0.30)		(0.03)	(0.33)		10.61	1.35%	0.90%	2.94%	7.79%	247,522	199%
12/31/2010 - 3/31/2011	10.00	0.09	0.16	0.25	(0.09)		—	(0.09)		10.16	1.77%	0.90%	3.62%	2.46%	5,300	142%
Class C
4/1/2013 - 9/30/2013 (5)	$10.93	$0.12	($0.37)	($0.25)	($0.12)		$—	($0.12)		$10.56	1.92%	1.65%	2.15%	(2.28%)	$135,323	60%
4/1/2012 - 3/31/2013	10.62	0.22	0.55	0.77	(0.21)		(0.25)	(0.46)		10.93	1.92%	1.65%	2.01%	7.37%	160,472	171%
6/30/2011 - 3/31/2012	10.32	0.17	0.33	0.50	(0.17)		(0.03)	(0.20)		10.62	2.07%	1.65%	2.17%	4.89%	76,726	199%
Class I
4/1/2013 - 9/30/2013 (5)	$10.93	$0.17	($0.35)	($0.18)	($0.18)		$—	($0.18)		$10.57	0.77%	0.65%	3.15%	(1.69%)	$1,143	60%
4/1/2012 - 3/31/2013	10.62	0.33	0.55	0.88	(0.32)		(0.25)	(0.57)		10.93	0.77%	0.65%	3.01%	8.39%	1,794	171%
4/1/2011 - 3/31/2012	10.16	0.36	0.44	0.80	(0.31)		(0.03)	(0.34)		10.62	0.95%	0.65%	3.42%	7.95%	1,292	199%
12/31/2010 - 3/31/2011	10.00	0.10	0.15	0.25	(0.09)		—	(0.09)		10.16	1.37%	0.65%	3.87%	2.48%	51,231	142%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$10.95	$0.17	($0.36)	($0.19)	($0.18)		$—	($0.18)		$10.58	0.92%	0.65%	3.15%	(1.69%)	$80,771	60%
6/29/2012 - 3/31/2013	10.79	0.24	0.41	0.65	(0.24)		(0.25)	(0.49)		10.95	0.94%	0.67%	2.99%	5.97%	93,966	171%

See Notes to Financial Statements	See explanation of references on B-16

B-14

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Strategic Income Fund
Class A
4/1/2013 - 9/30/2013 (5)	$11.23	$0.25	($0.19)	$0.06	($0.26)	$—	($0.26)	$11.03	1.44%	1.05%	4.43%	0.55%	$24,731	123%
6/29/2012 - 3/31/2013	10.53	0.38	0.98	1.36	(0.36)	(0.30)	(0.66)	11.23	1.47%	1.05%	4.55%	13.12%	20,963	353%
Class C
4/1/2013 - 9/30/2013 (5)	$11.22	$0.20	($0.18)	$0.02	($0.22)	$—	($0.22)	$11.02	2.19%	1.80%	3.68%	0.19%	$13,529	123%
6/29/2012 - 3/31/2013	10.53	0.32	0.98	1.30	(0.31)	(0.30)	(0.61)	11.22	2.22%	1.80%	3.80%	12.52%	7,948	353%
Class I
4/1/2013 - 9/30/2013 (5)	$11.18	$0.27	($0.20)	$0.07	($0.27)	$—	($0.27)	$10.98	1.04%	0.80%	4.68%	0.63%	$1,004	123%
4/1/2012 - 3/31/2013	10.40	0.52	1.09	1.61	(0.53)	(0.30)	(0.83)	11.18	1.22%	0.80%	4.80%	15.94%	22,099	353%
12/19/2011 - 3/31/2012	10.00	0.14	0.38	0.52	(0.12)	—	(0.12)	10.40	1.78%	0.80%	4.84%	5.22%	17,796	156%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$11.24	$0.26	($0.20)	$0.06	($0.27)	$—	($0.27)	$11.03	1.19%	0.80%	4.68%	0.58%	$3,398	123%
6/29/2012 - 3/31/2013	10.53	0.40	0.97	1.37	(0.36)	(0.30)	(0.66)	11.24	1.24%	0.82%	4.78%	13.31%	1,575	353%
PL Floating Rate Income Fund
Class A
4/1/2013 - 9/30/2013 (5)	$10.46	$0.19	($0.05)	$0.14	($0.18)	$—	($0.18)	$10.42	1.27%	1.05%	3.65%	1.32%	$314,065	54%
4/1/2012 - 3/31/2013	10.07	0.46	0.46	0.92	(0.43)	(0.10)	(0.53)	10.46	1.43%	1.05%	4.46%	9.36%	125,007	186%
12/30/2011 - 3/31/2012	9.81	0.13	0.24	0.37	(0.11)	—	(0.11)	10.07	1.55%	1.05%	5.33%	3.79%	12,071	139%
Class C
4/1/2013 - 9/30/2013 (5)	$10.45	$0.15	($0.05)	$0.10	($0.14)	$—	($0.14)	$10.41	2.02%	1.80%	2.90%	0.97%	$164,832	54%
4/1/2012 - 3/31/2013	10.07	0.38	0.46	0.84	(0.36)	(0.10)	(0.46)	10.45	2.18%	1.80%	3.71%	8.56%	63,045	186%
12/30/2011 - 3/31/2012	9.81	0.11	0.25	0.36	(0.10)	—	(0.10)	10.07	2.30%	1.80%	4.61%	3.68%	3,372	139%
Class I
4/1/2013 - 9/30/2013 (5)	$10.47	$0.20	($0.04)	$0.16	($0.19)	$—	($0.19)	$10.44	0.87%	0.80%	3.90%	1.54%	$46,956	54%
4/1/2012 - 3/31/2013	10.08	0.48	0.46	0.94	(0.45)	(0.10)	(0.55)	10.47	1.03%	0.80%	4.71%	9.56%	10,726	186%
6/30/2011 - 3/31/2012	10.00	0.34	0.06	0.40	(0.32)	—	(0.32)	10.08	1.24%	0.80%	4.60%	4.11%	41,834	139%
Class P
4/1/2013 - 9/30/2013 (5)	$10.47	$0.21	($0.06)	$0.15	($0.19)	$—	($0.19)	$10.43	0.87%	0.80%	3.90%	1.42%	$10	54%
12/31/2012 - 3/31/2013	10.29	0.12	0.16	0.28	(0.10)	—	(0.10)	10.47	0.99%	0.80%	4.70%	2.74%	14	186%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$10.49	$0.20	($0.05)	$0.15	($0.19)	$—	($0.19)	$10.45	1.02%	0.80%	3.90%	1.43%	$204,331	54%
6/29/2012 - 3/31/2013	10.12	0.36	0.45	0.81	(0.34)	(0.10)	(0.44)	10.49	1.15%	0.80%	4.70%	8.13%	35,648	186%
PL Limited Duration High Income Fund (8)
Class A
7/31/2013 - 09/30/13 (5)	$10.00	$0.05	($0.02)	$0.03	($0.05)	$—	($0.05)	$9.98	1.97%	1.08%	2.76%	0.26%	$2,013	13%
Class C
7/31/2013 - 09/30/13 (5)	$10.00	$0.03	($0.02)	$0.01	($0.04)	$—	($0.04)	$9.97	2.72%	1.83%	2.01%	0.12%	$312	13%
Class I
7/31/2013 - 09/30/13 (5)	$10.00	$0.05	($0.03)	$0.02	($0.05)	$—	($0.05)	$9.97	1.57%	0.83%	3.01%	0.17%	$21,137	13%
Advisor Class
7/31/2013 - 09/30/13 (5)	$10.00	$0.05	($0.03)	$0.02	($0.05)	$—	($0.05)	$9.97	1.72%	0.83%	3.01%	0.18%	$406	13%

See Notes to Financial Statements	See explanation of references on B-16

B-15

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

		Selected Per Share Data												Ratios to Average Net Assets				Supplemental Data
		Investment Operations						Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gain (Loss)		Total		Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)		Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL High Income Fund
Class A
4/1/2013 - 9/30/2013 (5)	$11.16	$0.27		($0.22)		$0.05		($0.27)		$—	($0.27)		$10.94	1.77%	1.05%	4.93%		0.48%	$4,886	58%
6/29/2012 - 3/31/2013	10.57	0.46		0.84		1.30		(0.44)		(0.27)	(0.71)		11.16	1.87%	1.05%	5.57%		12.59%	3,497	154%
Class C
4/1/2013 - 9/30/2013 (5)	$11.16	$0.23		($0.23)		$—		($0.23)		$—	($0.23)		$10.93	2.52%	1.80%	4.18%		0.03%	$3,504	58%
6/29/2012 - 3/31/2013	10.57	0.40		0.85		1.25		(0.39)		(0.27)	(0.66)		11.16	2.62%	1.80%	4.82%		12.11%	2,203	154%
Class I
4/1/2013 - 9/30/2013 (5)	$11.09	$0.29		($0.23)		$0.06		($0.29)		$—	($0.29)		$10.86	1.37%	0.80%	5.18%		0.51%	$8,880	58%
4/1/2012 - 3/31/2013	10.58	0.63		0.82		1.45		(0.67)		(0.27)	(0.94)		11.09	1.78%	0.80%	5.82%		14.21%	8,810	154%
12/19/2011 - 3/31/2012	10.00	0.20		0.55		0.75		(0.17)		—	(0.17)		10.58	2.82%	0.80%	6.73%		7.50%	7,523	93%
Advisor Class
4/1/2013 - 9/30/2013 (5)	$11.18	$0.29		($0.23)		$0.06		($0.29)		$—	($0.29)		$10.95	1.52%	0.80%	5.18%		0.51%	$284	58%
6/29/2012 - 3/31/2013	10.57	0.48		0.85		1.33		(0.45)		(0.27)	(0.72)		11.18	1.63%	0.81%	5.81%		12.87%	279	154%
PL Money Market Fund
Class A
4/1/2013 - 9/30/2013 (5)	$1.00	($0.00	)(7)	$0.00	(7)	$0.00	(7)	$—		$—	$—		$1.00	0.96%	0.07%	(0.00	%)(7)	0.00%	$30,861	N/A
4/1/2012 - 3/31/2013	1.00	(0.00	)(7)	0.00	(7)	0.00	(7)	—		—	—		1.00	1.10%	0.12%	(0.00	%)(7)	0.00%	27,317	N/A
4/1/2011 - 3/31/2012	1.00	(0.00	)(7)	0.00	(7)	(0.00	)(7)	—		—	—		1.00	1.01%	0.11%	(0.00	%)(7)	0.00%	32,068	N/A
4/1/2010 - 3/31/2011	1.00	(0.00	)(7)	0.00	(7)	0.00		—		—	—		1.00	1.00%	0.24%	(0.00	%)(7)	0.00%	38,443	N/A
4/1/2009 - 3/31/2010	1.00	(0.00	)(7)	0.00	(7)	0.00		(0.00	)(7)	—	(0.00	)(7)	1.00	1.09%	0.36%	(0.00	%)(7)	0.03%	34,669	N/A
4/1/2008 - 3/31/2009	1.00	0.01		—		0.01		(0.01)		—	(0.01)		1.00	1.18%	0.78%	1.22%		1.27%	55,424	N/A
Class B
4/1/2013 - 9/30/2013 (5)	$1.00	($0.00	)(7)	$0.00	(7)	$0.00	(7)	$—		$—	$—		$1.00	1.71%	0.07%	(0.00	%)(7)	0.00%	$635	N/A
6/29/2012 - 3/31/2013	1.00	(0.00	)(7)	0.00	(7)	0.00	(7)	—		—	—		1.00	1.85%	0.11%	(0.00	%)(7)	0.00%	572	N/A
Class C
4/1/2013 - 9/30/2013 (5)	$1.00	($0.00	)(7)	$0.00	(7)	$0.00	(7)	$—		$—	$—		$1.00	1.71%	0.07%	(0.00	%)(7)	0.00%	$3,180	N/A
6/29/2012 - 3/31/2013	1.00	(0.00	)(7)	0.00	(7)	0.00	(7)	—		—	—		1.00	1.85%	0.11%	(0.00	%)(7)	0.00%	1,740	N/A

(1)	Net investment income (loss) per share has been calculated using the average shares method except for the PL Money Market Fund.
(2)	The ratios are annualized for periods of less than one full year.
(3)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers, adviser expense reimbursements, administration fee waivers, and service fee waivers, as discussed in Notes 5 and 6B in Notes to Financial Statements. The expense ratios for all the PL Portfolio Optimization Funds do not include fees and expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the PL Portfolio Optimization Funds invest.
(4)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(5)	Unaudited.
(6)	The portfolio turnover rates for the PL Portfolio Optimization Moderate and PL Portfolio Optimization Moderate-Aggressive Funds represent amounts that are less than 0.5%.
(7)	Amount represents less than $0.005 per share or less than 0.005%.
(8)	All share classes of the PL Limited Duration High Income Fund commenced operations on July 31, 2013.

See Notes to Financial Statements

B-16

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of September 30, 2013, the Trust was comprised of thirty-three separate funds, twelve of which are presented in this report (each individually, a “Fund”, and collectively the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”); and the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund, PL High Income Fund and PL Money Market Fund.

The Portfolio Optimization Funds offer Class A, Class B, Class C, Class R and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 5) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares and Advisor Class shares are sold at net asset value (“NAV”) without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase.

The PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund offer Class A, Class C, Class I and Advisor Class shares. Additionally, the PL Floating Rate Income Fund offers Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 5) and in general: (i) Class A shares of the PL Short Duration Income, PL Floating Rate Income and PL Limited Duration High Income Funds are subject to a maximum 3.00% front-end sales charge, and Class A shares of the PL Income, PL Strategic Income and PL High Income Funds are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P and Advisor Class shares are sold at NAV without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The PL Money Market Fund offers Class A, Class B and Class C shares, which are sold at NAV without an initial sales charge. Class B shares are subject to a maximum 5.00% CDSC. Class C shares are subject to a maximum 1.00% CDSC. Each class is also distinguished by its level of distribution and/or service fees (see Note 5).

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 5).

The Portfolio Optimization Funds invest their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”).

The semi-annual report for the PL Underlying Funds is not included in this report (except for Class P shares of the PL Floating Rate Income Fund, which is included in this report); there is a separate semi-annual report for the PL Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for the PL Underlying Funds, see the Where to Go for More Information section of this report on page D-6.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund, dividends, if any, are generally declared and paid monthly. For the PL Money Market Fund, dividends, if any, are declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C-1

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, if initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Note 5). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services and/or approved alternate valuation methodologies, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the PL Underlying Funds, which are valued at their respective NAVs.

Money Market Instruments and Short-Term Investments

The investments of the PL Money Market Fund and money market instruments and short-term investments in other Funds maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it

C-2

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds use the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by benchmark, matrix, or other pricing methodologies approved by the Board or its delegate (i.e. a valuation committee approved by the Board).

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the Board has delegated authority to a valuation committee to adopt and use alternate valuation formulas and methodologies as it deems necessary and appropriate (“Alternate Valuation Methodologies”) to value such investments. Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

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PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information and options-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and options-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair the Adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. The semi-annual report for the PL Underlying Funds contains information about the risks associated with investing in the PL Underlying Funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio

C-4

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Funds (See Note 6C).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors discussed in General Investment Risks above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high- yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of September 30, 2013 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2013, no participation interest in Senior Loans was held by any of the Funds covered in this report.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities

C-5

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to the Trust. PLFA manages the Portfolio Optimization Funds. PLFA also manages the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund, PL High Income Fund and PL Money Market Fund under the name Pacific Asset Management. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Portfolio Optimization Conservative	0.20%	PL Portfolio Optimization Aggressive	0.20%	PL Floating Rate Income	0.65%
PL Portfolio Optimization Moderate-Conservative	0.20%	PL Short Duration Income	0.40%	PL Limited Duration High Income (1)	0.65%
PL Portfolio Optimization Moderate	0.20%	PL Income	0.50%	PL High Income	0.60%
PL Portfolio Optimization Moderate-Aggressive	0.20%	PL Strategic Income	0.60%	PL Money Market	See (2)

(1)	PLFA has contractually agreed to waive 0.02% of its advisory fees through July 31, 2014. The agreement will terminate if the investment advisory agreement is terminated or upon approval by the Board and prior written notice to the investment adviser. There is no guarantee that PLFA will continue such waiver after that date.
(2)	An annual rate of 0.20% of the first $250 million of the average daily net assets, 0.15% of the next $250 million, and 0.10% in excess of $500 million.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. During the reporting period, the Trust paid the Administrator an administration fee at an annual rate of 0.15% for each class of the Portfolio Optimization Funds (which invest in the PL Underlying Funds that also have an administration fee at an annual rate of 0.15%), for Class I shares of the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund and for Class P shares of the PL Floating Rate Income Fund. The Trust also compensated the Administrator at an annual rate of 0.30% for each class of the PL Money Market Fund and Class A, Class C and Advisor Class shares of the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the 1940 Act (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a Class A Service Plan (“Class A Plan”) which was not adopted in accordance with Rule 12b-1 under the 1940 Act. Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares.

C-6

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The service fee was 0.25% for Class B, C, and R shares. Under the Class A Plan, each Fund paid the Distributor service fees at an annual rate of 0.25% of the average daily net assets attributable to the applicable share class. There are no distribution and service fees for Class I, Class P, and Advisor Class shares. The distribution and service fees were accrued daily. For the six-month period ended September 30, 2013, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $11,522,564 from the sale of Class A shares and received $524,928 in CDSC from redemptions of Class A, B and C shares.

6. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees earned by the Adviser, the administration fees earned by Pacific Life, the distribution and service fees earned by the Distributor, including any fee waivers, and expenses for support services recovered by PLFA and Pacific Life (see Note 5) from each Fund covered in this report for the six-month period ended September 30, 2013 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2013 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for the Class A, Class B, Class C and Class R shares of each Portfolio Optimization Fund is 0.15% through July 31, 2015 and 0.30% thereafter through July 31, 2022; the Adviser Class shares expense cap is 0.20% through December 31, 2015 and 0.30% thereafter through July 31, 2022. The current expense cap for the PL Short Duration Income Fund, PL Strategic Income Fund and PL High Income Fund is 0.20% through July 31, 2015. The current expense cap for the PL Income Fund is 0.15% through July 31, 2014 and 0.20% thereafter through July 31, 2015. The current expense cap for the PL Floating Rate Income Fund is 0.15% through December 31, 2014 and 0.20% thereafter through July 31, 2015. The current expense cap for the PL Limited Duration High Income Fund is 0.20% through July 31, 2016. The current expense cap for the PL Money Market Fund is 0.30% through July 31, 2014. There is no guarantee that PLFA will continue to reimburse expenses upon the expiration of the applicable expense caps.

Any expense reimbursements are subject to repayment to PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place) to the extent such expenses fall below the current expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. There was no recoupment of expense reimbursement by PLFA from any Funds covered in this report during the six-month period ended September 30, 2013.

For the PL Money Market Fund, in addition to the expense cap and expense reimbursements described above, PLFA, the Administrator and/or the Distributor have agreed, temporarily, to waive all or a portion of their fees, to the extent necessary to prevent the Fund’s expenses from exceeding earnings (i.e., to prevent the Fund from having a negative yield). However, there can be no assurance that a negative yield will not occur. Any fee waivers for the PL Money Market Fund are not subject to repayment to PLFA, the Administrator and/or the Distributor. There is no guarantee that PLFA, the Administrator, and/or the Distributor will continue to waive a portion of their fees in the future.

The Adviser expense reimbursement, the advisory fee waiver, the administration fee waiver, and the service fee waiver, if any, of each of the applicable Funds covered in this report for the six-month period ended September 30, 2013 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of September 30, 2013 are presented in the Statements of Assets and Liabilities.

The cumulative reimbursement and fee reduction amounts, if any, as of September 30, 2013 that are subject to repayment for each Fund covered in this report are as follows:

Funds	3/31/2014	3/31/2015	3/31/2016	3/31/2017
PL Portfolio Optimization Conservative	$486,514	$406,199	$504,164	$244,011
PL Portfolio Optimization Moderate-Conservative	467,467	416,693	475,646	234,738
PL Portfolio Optimization Moderate	1,294,312	1,027,703	1,124,770	566,133
PL Portfolio Optimization Moderate-Aggressive	1,124,694	807,014	814,333	398,391
PL Portfolio Optimization Aggressive	477,661	316,090	306,272	136,832
PL Short Duration Income		42,485	97,734	85,038
PL Income	85,763	651,413	1,323,370	747,106
PL Strategic Income		45,025	118,217	84,676
PL Floating Rate Income		123,956	347,661	505,408
PL Limited Duration High Income				27,511
PL High Income		42,254	97,325	53,007
PL Money Market	112,758	93,514	110,746	33,196

Total	$4,049,169	$3,972,346	$5,320,238	$3,116,047

C-7

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2013, each of the Portfolio Optimization Funds (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PL Underlying Funds. A summary of holdings and transactions with affiliated mutual fund investments as of and for the six-month period ended September 30, 2013 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2013
						Ending Value	Shares Balance
PL Portfolio Optimization Conservative
PL Floating Rate Loan	$31,638,296	$2,073,554	$2,473,981	($12,662)	$447,758	$31,672,965	3,051,345
PL Inflation Managed	50,605,909	3,175,731	3,734,508	(444,290)	(3,347,123)	46,255,719	5,122,449
PL Managed Bond	175,736,920	11,431,418	13,125,692	(600,632)	(3,351,339)	170,090,675	15,633,334
PL Short Duration Bond	76,380,934	5,025,805	7,868,948	(58,092)	(119,064)	73,360,635	7,263,429
PL Emerging Markets Debt	24,377,439	8,158,593	2,076,474	(148,900)	(1,295,306)	29,015,352	2,924,935
PL Comstock	22,273,929	—	4,602,332	1,154,402	1,010,371	19,836,370	1,258,653
PL Growth	3,683,177	795,897	389,666	20,943	474,241	4,584,592	290,532
PL Large-Cap Growth	10,331,969	—	742,717	107,407	1,151,752	10,848,411	926,423
PL Large-Cap Value	23,435,269	—	1,569,120	373,746	1,500,813	23,740,708	1,573,274
PL Main Street Core	7,484,816	—	392,281	51,915	677,487	7,821,937	583,291
PL Mid-Cap Equity	8,030,780	—	557,038	145,478	801,816	8,421,036	682,971
PL Mid-Cap Growth	4,775,798	—	266,751	39,174	748,064	5,296,285	528,571
PL International Large-Cap	11,810,003	—	742,717	40,276	934,011	12,041,573	673,090
PL International Value	7,184,079	—	473,352	36,148	807,388	7,554,263	740,614
PL Currency Strategies	15,070,002	—	1,114,075	76,826	(182,413)	13,850,340	1,356,547
PL Global Absolute Return	29,776,965	1,672,249	2,228,151	(44,009)	(1,321,967)	27,855,087	2,862,804
PL Precious Metals	4,374,793	1,168,204	371,358	(233,705)	(962,788)	3,975,146	652,733
	$506,971,078	$33,501,451	$42,729,161	$504,025	($2,026,299)	$496,221,094

PL Portfolio Optimization Moderate-Conservative
PL Floating Rate Loan	$30,042,421	$2,896,713	$581,976	($7,470)	$434,231	$32,783,919	3,158,374
PL Inflation Managed	42,225,492	3,181,250	743,561	(106,653)	(2,957,817)	41,598,711	4,606,723
PL Managed Bond	112,115,054	10,466,052	2,064,095	(92,248)	(2,310,288)	118,114,475	10,856,110
PL Short Duration Bond	55,378,880	4,992,365	1,043,473	(10,102)	(106,699)	59,210,971	5,862,472
PL Emerging Markets Debt	15,708,340	7,243,296	362,247	(28,399)	(920,300)	21,640,690	2,181,521
PL Comstock	31,182,878	—	1,791,631	415,092	2,556,911	32,363,250	2,053,506
PL Growth	4,850,711	3,057,833	143,330	11,183	719,384	8,495,781	538,389
PL Large-Cap Growth	17,760,751	—	276,655	42,264	2,180,833	19,707,193	1,682,937
PL Large-Cap Value	40,645,763	—	1,248,985	249,496	3,043,615	42,689,889	2,829,019
PL Main Street Core	25,721,046	—	461,092	82,572	2,456,982	27,799,508	2,073,043
PL Mid-Cap Equity	10,236,612	—	184,437	42,630	1,188,856	11,283,661	915,139
PL Mid-Cap Growth	5,029,999	896,220	109,255	7,872	856,788	6,681,624	666,829
PL Small-Cap Growth	6,641,374	—	109,661	21,463	926,689	7,479,865	492,096
PL Small-Cap Value	5,161,697	—	92,218	14,604	415,921	5,500,004	417,616
PL Emerging Markets	8,386,215	1,601,721	172,808	(1,886)	464,726	10,277,968	691,188
PL International Large-Cap	21,248,467	—	368,873	20,301	1,781,872	22,681,767	1,267,846
PL International Value	14,988,467	—	270,840	16,890	1,781,499	16,516,016	1,619,217
PL Currency Strategies	13,957,046	1,591,663	276,655	(2,818)	(177,749)	15,091,487	1,478,108
PL Global Absolute Return	28,943,076	3,467,538	553,309	(21,908)	(1,394,564)	30,440,833	3,128,554
PL Precious Metals	9,109,580	4,332,571	184,437	(103,587)	(2,395,927)	10,758,200	1,766,535
	$499,333,869	$43,727,222	$11,039,538	$549,296	$8,544,963	$541,115,812

C-8

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2013
						Ending Value	Shares Balance
PL Portfolio Optimization Moderate
PL Floating Rate Loan	$48,547,581	$3,790,685	$97,819	($1,573)	$700,929	$52,939,803	5,100,174
PL Inflation Managed	53,879,071	10,669,216	103,785	(25,324)	(3,781,969)	60,637,209	6,715,084
PL Managed Bond	196,611,792	23,109,134	378,127	(18,770)	(4,200,825)	215,123,204	19,772,353
PL Short Duration Bond	77,977,740	6,372,744	151,771	(1,845)	(158,873)	84,037,995	8,320,594
PL Emerging Markets Debt	35,715,604	14,089,238	81,010	(4,903)	(2,231,826)	47,487,103	4,787,006
PL Comstock	104,788,044	—	1,183,860	249,247	9,667,795	113,521,226	7,203,123
PL Growth	18,415,744	10,721,524	48,151	2,949	2,732,148	31,824,214	2,016,744
PL Large-Cap Growth	55,005,359	—	97,819	11,920	6,910,274	61,829,734	5,280,080
PL Large-Cap Value	129,541,349	—	236,902	39,490	10,441,431	139,785,368	9,263,444
PL Main Street Core	82,050,485	—	146,728	22,236	8,110,196	90,036,189	6,714,108
PL Mid-Cap Equity	50,787,357	—	87,272	12,174	6,123,508	56,835,767	4,609,551
PL Mid-Cap Growth	19,272,907	6,096,713	44,328	1,993	3,397,560	28,724,845	2,866,751
PL Small-Cap Growth	15,550,433	—	27,817	4,217	2,228,037	17,754,870	1,168,084
PL Small-Cap Value	45,932,777	—	85,592	13,157	3,839,193	49,699,535	3,773,693
PL Real Estate	25,165,012	1,718,297	48,910	3,689	(1,018,497)	25,819,591	1,960,485
PL Emerging Markets	47,141,348	7,884,752	96,138	(2,445)	2,559,664	57,487,181	3,865,984
PL International Large-Cap	77,889,808	7,857,423	151,771	(1,013)	7,224,565	92,819,012	5,188,318
PL International Value	53,701,195	5,189,017	104,543	659	6,944,609	65,730,937	6,444,209
PL Currency Strategies	47,980,363	4,557,155	97,819	(500)	(621,739)	51,817,460	5,075,168
PL Global Absolute Return	60,455,859	8,906,165	122,274	(2,704)	(3,017,420)	66,219,626	6,805,717
PL Precious Metals	22,066,620	13,679,933	48,910	(26,926)	(6,202,451)	29,468,266	4,838,796
	$1,268,476,448	$124,641,996	$3,441,346	$275,728	$49,646,309	$1,439,599,135

PL Portfolio Optimization Moderate-Aggressive
PL Inflation Managed	$17,650,585	$5,386,573	$67,178	($7,072)	($1,219,115)	$21,743,793	2,407,951
PL Managed Bond	73,616,782	7,652,269	223,137	(6,442)	(1,551,972)	79,487,500	7,305,836
PL Short Duration Bond	13,864,997	—	32,391	(68)	(27,338)	13,805,200	1,366,852
PL Emerging Markets Debt	10,077,020	4,321,419	44,385	(3,554)	(603,210)	13,747,290	1,385,815
PL Comstock	79,092,093	—	217,138	33,851	7,430,793	86,339,599	5,478,401
PL Growth	16,776,930	4,042,508	64,779	833	2,327,391	23,082,883	1,462,794
PL Large-Cap Growth	45,304,606	—	135,561	12,929	5,685,926	50,867,900	4,343,971
PL Large-Cap Value	99,860,840	—	1,530,939	306,765	7,791,853	106,428,519	7,052,917
PL Main Street Core	74,411,470	489,903	219,538	2,875	7,394,031	82,078,741	6,120,711
PL Mid-Cap Equity	52,364,418	—	158,354	19,302	6,304,101	58,529,467	4,746,915
PL Mid-Cap Growth	22,705,243	631,405	73,178	3,484	3,831,007	27,097,961	2,704,387
PL Small-Cap Growth	17,604,103	—	52,784	10,873	2,515,102	20,077,294	1,320,875
PL Small-Cap Value	53,365,960	—	158,353	24,956	4,447,960	57,680,523	4,379,690
PL Real Estate	24,649,968	1,756,278	77,977	2,598	(903,291)	25,427,576	1,930,719
PL Emerging Markets	40,779,470	10,224,734	146,355	(4,607)	2,334,069	53,187,311	3,576,820
PL International Large-Cap	66,933,840	4,357,506	211,138	837	6,036,300	77,117,345	4,310,640
PL International Value	53,975,286	3,016,743	164,353	(38,475)	6,819,883	63,609,084	6,236,185
PL Currency Strategies	32,025,945	1,881,099	105,569	(2,544)	(373,301)	33,425,630	3,273,813
PL Global Absolute Return	40,692,054	5,544,005	131,962	(4,788)	(1,981,208)	44,118,101	4,534,235
PL Precious Metals	21,797,835	10,829,452	79,177	(41,411)	(5,728,175)	26,778,524	4,397,130
	$857,549,445	$60,133,894	$3,894,246	$310,342	$50,530,806	$964,630,241

PL Portfolio Optimization Aggressive
PL Managed Bond	$7,265,825	$652,387	$200,652	($4,278)	($150,732)	$7,562,550	695,087
PL Comstock	24,300,862	—	1,085,550	206,423	2,079,946	25,501,681	1,618,127
PL Growth	4,898,798	3,245,779	188,500	21,556	694,778	8,672,411	549,583
PL Large-Cap Growth	13,941,188	612,873	415,753	20,530	1,722,418	15,881,256	1,356,213
PL Large-Cap Value	30,598,605	—	2,133,156	403,393	2,073,124	30,941,966	2,050,495
PL Main Street Core	22,805,365	103,651	658,210	90,119	2,146,077	24,487,002	1,826,026
PL Mid-Cap Equity	16,955,924	—	479,217	62,373	1,955,659	18,494,739	1,499,979
PL Mid-Cap Growth	9,754,522	—	258,039	38,137	1,575,272	11,109,892	1,108,772
PL Small-Cap Growth	11,095,542	—	295,280	81,469	1,484,562	12,366,293	813,572
PL Small-Cap Value	21,171,150	—	589,804	113,708	1,632,132	22,327,186	1,695,306
PL Real Estate	10,305,879	304,907	294,902	26,335	(393,596)	9,948,623	755,400
PL Emerging Markets	14,488,493	2,705,920	462,878	(11,527)	768,722	17,488,730	1,176,108
PL International Large-Cap	21,096,788	1,864,768	636,930	3,826	1,861,405	24,189,857	1,352,144
PL International Value	16,664,995	656,432	489,856	3,709	2,034,360	18,869,640	1,849,965
PL Currency Strategies	9,573,494	540,060	294,903	2,314	(104,105)	9,716,860	951,700
PL Global Absolute Return	12,114,457	1,420,187	368,628	(8,008)	(567,053)	12,590,955	1,294,034
PL Precious Metals	8,593,879	3,631,691	294,903	(167,085)	(2,157,625)	9,605,957	1,577,333
	$255,625,766	$15,738,655	$9,147,161	$882,994	$16,655,344	$279,755,598

C-9

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of September 30, 2013, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
PL Limited Duration High Income	88.17%
PL High Income	49.37%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income, PL High Income Fund and/or PL Money Market Fund, and/or Class P shares of the corresponding PL Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2013, such expenses were increased by $2,652 for all applicable Funds covered in this report as a result of the market value appreciation on such accounts. As of September 30, 2013, the total amount in the DCP Liability accounts was $12,160 for all applicable Funds covered in this report.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

7. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2013, the PL Floating Rate Income and PL Limited Duration High Income Funds had unfunded loan commitments of $785,556 and $14,583, respectively (see details in the Notes to Schedule of Investments).

C-10

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investments (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt investments) for the six-month period ended September 30, 2013, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Portfolio Optimization Conservative	$—	$—	$33,501,451	$42,729,161
PL Portfolio Optimization Moderate-Conservative	—	—	43,727,222	11,039,538
PL Portfolio Optimization Moderate	—	—	124,641,996	3,441,346
PL Portfolio Optimization Moderate-Aggressive	—	—	60,133,894	3,894,246
PL Portfolio Optimization Aggressive	—	—	15,738,655	9,147,161
PL Short Duration Income	—	—	49,118,584	33,416,561
PL Income	9,874,688	5,093,906	316,423,130	394,456,486
PL Strategic Income	—	—	56,098,280	63,781,260
PL Floating Rate Income	—	—	727,479,651	249,131,817
PL Limited Duration High Income	—	—	25,385,541	1,952,804
PL High Income	—	—	12,795,378	9,112,275

9. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2013, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2013:

		Distributable Earnings		Late Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Total
PL Portfolio Optimization Conservative	$—	$311,305	$4,692,498	$—	$—	$—
PL Portfolio Optimization Moderate-Conservative	—	—	1,192,253	(30,412)	—	(30,412)
PL Portfolio Optimization Moderate	(7,260,601)	1,109,295	—	—	—	—
PL Portfolio Optimization Moderate-Aggressive	(26,832,370)	1,258,078	—	—	—	—
PL Portfolio Optimization Aggressive	(24,677,921)	108,933	—	—	—	—
PL Short Duration Income	—	155,546	48,378	—	—	—
PL Income	—	5,729,942	1,554,717	—	—	—
PL Strategic Income	—	823,253	150,134	—	—	—
PL Floating Rate Income	—	1,188,346	105,168	—	—	—
PL High Income	—	156,986	76,957	—	—	—
PL Money Market	(145)	—	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2013:

			Unlimited Period of Net		Accumulated Capital Loss Carryover
	Net Capital Loss Carryover Expiring in		Capital Loss Carryover
Fund	2018	2019	Short-Term	Long-Term
PL Portfolio Optimization Moderate	($3,387,905)	($3,872,696)	$—	$—	($7,260,601)
PL Portfolio Optimization Moderate-Aggressive	(22,723,265)	(4,109,105)	—	—	(26,832,370)
PL Portfolio Optimization Aggressive	(21,647,525)	(3,030,396)	—	—	(24,677,921)
PL Money Market	—	—	(145)	—	(145)

C-11

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2013, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Fund	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Conservative	$468,271,626	$35,666,868	($7,717,400)	$27,949,468	$—	$27,949,468
PL Portfolio Optimization Moderate-Conservative	486,399,300	64,095,754	(9,379,242)	54,716,512	—	54,716,512
PL Portfolio Optimization Moderate	1,227,219,447	229,829,512	(17,449,824)	212,379,688	—	212,379,688
PL Portfolio Optimization Moderate-Aggressive	782,394,108	194,478,375	(12,242,242)	182,236,133	—	182,236,133
PL Portfolio Optimization Aggressive	216,145,589	67,755,639	(4,145,630)	63,610,009	—	63,610,009
PL Short Duration Income	66,423,139	381,740	(274,350)	107,390	—	107,390
PL Income	498,275,751	2,892,180	(13,108,577)	(10,216,397)	—	(10,216,397)
PL Strategic Income	43,669,845	822,817	(1,004,528)	(181,711)	(172)	(181,883)
PL Floating Rate Income	781,393,366	2,233,549	(2,893,802)	(660,253)	(2,792)	(663,045)
PL Limited Duration High	26,238,402	69,857	(131,117)	(61,260)	230	(61,030)
PL High Income	17,915,891	357,162	(219,946)	137,216	20	137,236
PL Money Market	33,662,635	—	—	—	—	—

(1)	Other includes unfunded loan commitments and net appreciation or depreciation on assets and liabilities in foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Each Fund analyzes all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each Fund’s evaluation, as of and during the six-month period ended September 30, 2013, each Fund did not record a liability for any unrecognized tax benefits. Each Fund’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the six-month period ended September 30, 2013, none of the Funds covered in this report incurred any interest or penalties. Each Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Each Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2010 through March 31, 2013 for Federal purposes and March 31, 2009 through March 31, 2013 for State purposes.

10. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the six-month period ended September 30, 2013 and the year or period ended March 31, 2013, were as follows:

	For the Six-Month Period Ended September 30, 2013			For the Year or Period Ended March 31, 2013
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Portfolio Optimization Conservative	$—	$—	$—	$13,483,260	$1,941,221	$15,424,481
PL Portfolio Optimization Moderate-Conservative	—	—	—	9,424,340	—	9,424,340
PL Portfolio Optimization Moderate	—	—	—	15,773,113	—	15,773,113
PL Portfolio Optimization Moderate-Aggressive	—	—	—	6,080,007	—	6,080,007
PL Portfolio Optimization Aggressive	—	—	—	1,000,003	—	1,000,003
PL Short Duration Income	425,473	—	425,473	644,329	—	644,329
PL Income	7,905,160	—	7,905,160	24,411,888	628,377	25,040,265
PL Strategic Income	1,034,965	—	1,034,965	2,270,755	—	2,270,755
PL Floating Rate Income	8,220,511	—	8,220,511	5,581,382	—	5,581,382
PL Limited Duration High Income	110,382	—	110,382
PL High Income	414,591	—	414,591	901,637	—	901,637

C-12

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2013 and the year or periods ended March 31, 2013 were as follows:

	Portfolio Optimization Conservative Fund (1)		PL Portfolio Optimization Moderate-Conservative Fund (1)		PL Portfolio Optimization Moderate Fund (1)		PL Portfolio Optimization Moderate-Aggressive Fund (1)
	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013
Class A
Shares sold	3,285,429	9,555,985	4,316,503	7,963,161	9,368,196	16,343,831	5,340,869	8,430,453
Dividends and distributions reinvested	—	610,375	—	420,884	—	770,456	—	340,116
Shares repurchased	(4,115,560)	(6,465,096)	(2,869,689)	(4,318,443)	(4,355,682)	(9,237,993)	(2,701,187)	(5,509,217)
Net increase (decrease)	(830,131)	3,701,264	1,446,814	4,065,602	5,012,514	7,876,294	2,639,682	3,261,352
Beginning shares outstanding	20,230,899	16,529,635	20,384,286	16,318,684	50,106,674	42,230,380	32,700,108	29,438,756
Ending shares outstanding	19,400,768	20,230,899	21,831,100	20,384,286	55,119,188	50,106,674	35,339,790	32,700,108
Class B
Shares sold	426,696	1,120,671	467,148	1,090,064	1,229,703	2,362,221	653,597	1,361,711
Dividends and distributions reinvested	—	92,587	—	65,283	—	98,836	—	31,423
Shares repurchased	(491,528)	(509,261)	(378,188)	(599,280)	(751,347)	(1,424,938)	(589,980)	(1,193,147)
Net increase (decrease)	(64,832)	703,997	88,960	556,067	478,356	1,036,119	63,617	199,987
Beginning shares outstanding	3,726,108	3,022,111	4,116,123	3,560,056	10,521,501	9,485,382	8,002,333	7,802,346
Ending shares outstanding	3,661,276	3,726,108	4,205,083	4,116,123	10,999,857	10,521,501	8,065,950	8,002,333
Class C
Shares sold	3,447,096	8,139,305	2,934,785	5,923,824	6,525,830	9,333,385	3,301,686	4,830,609
Dividends and distributions reinvested	—	489,660	—	246,945	—	307,135	—	85,286
Shares repurchased	(3,231,710)	(3,525,119)	(1,614,688)	(2,454,247)	(2,771,288)	(5,356,599)	(1,705,510)	(3,457,043)
Net increase	215,386	5,103,846	1,320,097	3,716,522	3,754,542	4,283,921	1,596,176	1,458,852
Beginning shares outstanding	19,591,825	14,487,979	16,352,031	12,635,509	34,427,692	30,143,771	22,409,831	20,950,979
Ending shares outstanding	19,807,211	19,591,825	17,672,128	16,352,031	38,182,234	34,427,692	24,006,007	22,409,831
Class R
Shares sold	94,969	448,640	49,373	169,324	300,978	1,002,477	224,673	537,806
Dividends and distributions reinvested	—	32,002	—	11,455	—	28,875	—	11,279
Shares repurchased	(204,131)	(346,805)	(36,725)	(190,444)	(413,317)	(656,319)	(155,528)	(395,743)
Net increase (decrease)	(109,162)	133,837	12,648	(9,665)	(112,339)	375,033	69,145	153,342
Beginning shares outstanding	1,087,819	953,982	537,282	546,947	2,280,676	1,905,643	1,339,881	1,186,539
Ending shares outstanding	978,657	1,087,819	549,930	537,282	2,168,337	2,280,676	1,409,026	1,339,881
Advisor Class
Shares sold	203,353	119,752	72,702	72,694	548,362	260,077	115,727	185,157
Dividends and distributions reinvested	—	—	—	—	—	—	—	—
Shares repurchased	(107,672)	(5)	(31,924)	—	(50,389)	—	(35,900)	—
Net increase	95,681	119,747	40,778	72,694	497,973	260,077	79,827	185,157
Beginning shares outstanding	119,747	—	72,694	—	260,077	—	185,157	—
Ending shares outstanding	215,428	119,747	113,472	72,694	758,050	260,077	264,984	185,157

C-13

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Portfolio Optimization Aggressive Fund (1)		PL Short Duration Income Fund (2)		PL Income Fund (3)		PL Strategic Income Fund (2)
	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013
Class A
Shares sold	1,244,759	2,482,556	2,895,482	2,423,165	5,260,081	24,375,409	1,123,215	1,968,516
Dividends and distributions reinvested	—	70,593	20,711	11,585	352,651	1,274,846	45,392	41,118
Shares repurchased	(937,485)	(2,429,225)	(1,265,301)	(275,783)	(10,161,413)	(18,412,186)	(792,745)	(143,365)
Net increase (decrease)	307,274	123,924	1,650,892	2,158,967	(4,548,681)	7,238,069	375,862	1,866,269
Beginning shares outstanding	9,869,168	9,745,244	2,158,967	—	30,574,715	23,336,646	1,866,269	—
Ending shares outstanding	10,176,442	9,869,168	3,809,859	2,158,967	26,026,034	30,574,715	2,242,131	1,866,269
Class B
Shares sold	192,204	342,244
Dividends and distributions reinvested	—	698
Shares repurchased	(172,338)	(449,859)
Net increase (decrease)	19,866	(106,917)
Beginning shares outstanding	2,496,764	2,603,681
Ending shares outstanding	2,516,630	2,496,764
Class C
Shares sold	952,929	1,425,644	1,130,672	1,037,630	1,696,997	8,841,353	607,274	774,544
Dividends and distributions reinvested	—	2,871	7,199	5,815	130,118	453,539	17,562	16,763
Shares repurchased	(818,141)	(1,484,191)	(258,742)	(56,887)	(3,701,912)	(1,834,101)	(105,119)	(83,071)
Net increase (decrease)	134,788	(55,676)	879,129	986,558	(1,874,797)	7,460,791	519,717	708,236
Beginning shares outstanding	6,184,366	6,240,042	986,558	—	14,688,174	7,227,383	708,236	—
Ending shares outstanding	6,319,154	6,184,366	1,865,687	986,558	12,813,377	14,688,174	1,227,953	708,236
Class R
Shares sold	71,964	193,028
Dividends and distributions reinvested	—	2,638
Shares repurchased	(67,986)	(189,303)
Net increase	3,978	6,363
Beginning shares outstanding	540,077	533,714
Ending shares outstanding	544,055	540,077
Class I
Shares sold			4,507	27,031	6,389	68,421	38,906	142,908
Dividends and distributions reinvested			2,168	36,099	1,634	6,379	14,447	139,813
Shares repurchased			(1,248,519)	—	(63,978)	(32,427)	(1,939,273)	(16,558)
Net increase (decrease)			(1,241,844)	63,130	(55,955)	42,373	(1,885,920)	266,163
Beginning shares outstanding			1,271,309	1,208,179	164,069	121,696	1,977,384	1,711,221
Ending shares outstanding			29,465	1,271,309	108,114	164,069	91,464	1,977,384
Advisor Class
Shares sold	114,964	16,463	348,789	393,447	2,062,503	8,605,542	229,187	137,777
Dividends and distributions reinvested	—	—	3,742	3,791	102,582	78,443	4,482	2,852
Shares repurchased	(3,045)	—	(90,376)	(96,309)	(3,115,921)	(98,760)	(65,839)	(478)
Net increase (decrease)	111,919	16,463	262,155	300,929	(950,836)	8,585,225	167,830	140,151
Beginning shares outstanding	16,463	—	300,929	—	8,585,225	—	140,151	—
Ending shares outstanding	128,382	16,463	563,084	300,929	7,634,389	8,585,225	307,981	140,151

C-14

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Floating Rate Income Fund (4)		PL Limited Duration High Income Fund (5)	PL High Income Fund (2)		PL Money Market Fund (6)
	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Period Ended 9/30/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013	Six-Month Period Ended 9/30/2013	Year or Period Ended 3/31/2013
Class A
Shares sold	20,110,564	11,622,923	201,239	216,489	346,748	25,041,383	42,618,839
Dividends and distributions reinvested	308,693	204,727	818	9,124	10,556	—	—
Shares repurchased	(2,246,752)	(1,072,728)	(262)	(92,170)	(44,027)	(21,498,196)	(47,369,048)
Net increase (decrease)	18,172,505	10,754,922	201,795	133,443	313,277	3,543,187	(4,750,209)
Beginning shares outstanding	11,953,988	1,199,066	—	313,277	—	27,328,361	32,078,570
Ending shares outstanding	30,126,493	11,953,988	201,795	446,720	313,277	30,871,548	27,328,361
Class B
Shares sold						485,543	1,053,696
Dividends and distributions reinvested						—	—
Shares repurchased						(421,996)	(481,969)
Net increase						63,547	571,727
Beginning shares outstanding						571,727	—
Ending shares outstanding						635,274	571,727
Class C
Shares sold	10,444,570	5,751,227	31,190	145,354	268,167	2,949,372	5,087,169
Dividends and distributions reinvested	123,030	76,451	100	4,941	5,164	—	—
Shares repurchased	(769,532)	(127,622)	—	(27,200)	(75,814)	(1,509,622)	(3,347,348)
Net increase	9,798,068	5,700,056	31,290	123,095	197,517	1,439,750	1,739,821
Beginning shares outstanding	6,034,962	334,906	—	197,517	—	1,739,821	—
Ending shares outstanding	15,833,030	6,034,962	31,290	320,612	197,517	3,179,571	1,739,821
Class I
Shares sold	3,652,913	460,598	2,109,169	2,037	18,696
Dividends and distributions reinvested	30,579	118,470	9,964	21,039	64,838
Shares repurchased	(210,475)	(3,706,713)	—	—	(90)
Net increase (decrease)	3,473,017	(3,127,645)	2,119,133	23,076	83,444
Beginning shares outstanding	1,024,180	4,151,825	—	794,700	711,256
Ending shares outstanding	4,497,197	1,024,180	2,119,133	817,776	794,700
Advisor Class
Shares sold	17,224,524	3,941,559	40,992	13,924	25,118
Dividends and distributions reinvested	163,521	26,303	118	428	369
Shares repurchased	(1,241,600)	(568,213)	(375)	(13,355)	(503)
Net increase	16,146,445	3,399,649	40,735	997	24,984
Beginning shares outstanding	3,399,649	—	—	24,984	—
Ending shares outstanding	19,546,094	3,399,649	40,735	25,981	24,984
Class P
Shares sold	256	1,385
Dividends and distributions reinvested	24	12
Shares repurchased	(643)	(34)
Net increase (decrease)	(363)	1,363
Beginning shares outstanding	1,363	—
Ending shares outstanding	1,000	1,363

(1)	Advisor Class shares of the PL Portfolio Optimization Funds commenced operations on December 31, 2012.
(2)	Class A, Class C and Advisor Class shares of the PL Short Duration Income, PL Strategic Income and PL High Income Funds commenced operations on June 29, 2012.
(3)	Advisor Class shares of the PL Income Fund commenced operations on June 29, 2012.
(4)	Advisor Class shares of the PL Floating Rate Income Fund commenced operations on June 29, 2012 and Class P shares commenced operations on December 31, 2012.
(5)	PL Limited Duration High Income Fund commenced operations on July 31, 2013.
(6)	Class B and Class C shares of the PL Money Market Fund commenced operations on June 29, 2012.

C-15

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2013 to September 30, 2013 and all dividends and distributions are reinvested.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 5 and 6B in Notes to Financial Statements). The “Ending Account Value at 09/30/13” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/13-09/30/13” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2013 to September 30, 2013.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/13-09/30/13.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 5 and 6B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/13	Ending Account Value at 09/30/13	Annualized Expense Ratio	Expenses Paid During the Period 04/01/13 - 09/30/13 (1)
PL Portfolio Optimization Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$994.70	0.60%	$3.00
Class B	1,000.00	991.10	1.35%	6.74
Class C	1,000.00	991.10	1.35%	6.74
Class R	1,000.00	993.00	0.85%	4.25
Advisor Class	1,000.00	994.70	0.40%	2.00

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.06	0.40%	2.03
PL Portfolio Optimization Moderate-Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,014.10	0.60%	$3.03
Class B	1,000.00	1,010.80	1.35%	6.81
Class C	1,000.00	1,010.80	1.35%	6.81
Class R	1,000.00	1,013.30	0.85%	4.29
Advisor Class	1,000.00	1,014.90	0.40%	2.02

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.06	0.40%	2.03
PL Portfolio Optimization Moderate Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,033.70	0.60%	$3.06
Class B	1,000.00	1,030.90	1.35%	6.87
Class C	1,000.00	1,030.90	1.35%	6.87
Class R	1,000.00	1,033.00	0.85%	4.33
Advisor Class	1,000.00	1,034.50	0.40%	2.04

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.06	0.40%	2.03
PL Portfolio Optimization Moderate-Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,054.00	0.60%	$3.09
Class B	1,000.00	1,049.90	1.35%	6.94
Class C	1,000.00	1,050.80	1.35%	6.94
Class R	1,000.00	1,052.60	0.85%	4.37
Advisor Class	1,000.00	1,054.70	0.40%	2.06

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.06	0.40%	2.03

See explanation of references on page D-2

D-1

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/13	Ending Account Value at 09/30/13	Annualized Expense Ratio	Expenses Paid During the Period 04/01/13 - 09/30/13 (1)
PL Portfolio Optimization Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,064.40	0.60%	$3.11
Class B	1,000.00	1,062.00	1.35%	6.98
Class C	1,000.00	1,061.30	1.35%	6.98
Class R	1,000.00	1,062.50	0.85%	4.39
Advisor Class	1,000.00	1,065.10	0.40%	2.07

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.06	0.40%	2.03
PL Short Duration Income Fund
Actual Fund Return
Class A	$1,000.00	$1,000.90	0.85%	$4.26
Class C	1,000.00	996.50	1.60%	8.01
Class I	1,000.00	1,001.70	0.60%	3.01
Advisor Class	1,000.00	1,002.10	0.60%	3.01

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Class I	1,000.00	1,022.06	0.60%	3.04
Advisor Class	1,000.00	1,022.06	0.60%	3.04
PL Income Fund
Actual Fund Return
Class A	$1,000.00	$981.80	0.90%	$4.47
Class C	1,000.00	977.20	1.65%	8.18
Class I	1,000.00	983.10	0.65%	3.23
Advisor Class	1,000.00	983.10	0.65%	3.23

Hypothetical
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.81	0.65%	3.29
Advisor Class	1,000.00	1,021.81	0.65%	3.29
PL Strategic Income Fund
Actual Fund Return
Class A	$1,000.00	$1,005.50	1.05%	$5.28
Class C	1,000.00	1,001.90	1.80%	9.03
Class I	1,000.00	1,006.30	0.80%	4.02
Advisor Class	1,000.00	1,005.80	0.80%	4.02

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Advisor Class	1,000.00	1,021.06	0.80%	4.05

	Beginning Account Value at 04/01/13	Ending Account Value at 09/30/13	Annualized Expense Ratio	Expenses Paid During the Period 04/01/13 - 09/30/13 (1)
PL Floating Rate Income Fund
Actual Fund Return
Class A	$1,000.00	$1,013.20	1.05%	$5.30
Class C	1,000.00	1,009.70	1.80%	9.07
Class I	1,000.00	1,015.40	0.80%	4.04
Class P	1,000.00	1,014.20	0.80%	4.04
Advisor Class	1,000.00	1,014.30	0.80%	4.04

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Class P	1,000.00	1,021.06	0.80%	4.05
Advisor Class	1,000.00	1,021.06	0.80%	4.05
PL Limited Duration High Income Fund (3)
Actual Fund Return
Class A	$1,000.00	$1,002.60	1.08%	$1.84
Class C	1,000.00	1,001.20	1.83%	3.11
Class I	1,000.00	1,001.70	0.83%	1.41
Advisor Class	1,000.00	1,001.80	0.83%	1.41

Hypothetical
Class A	$1,000.00	$1,019.65	1.08%	$5.47
Class C	1,000.00	1,015.89	1.83%	9.25
Class I	1,000.00	1,020.91	0.83%	4.20
Advisor Class	1,000.00	1,020.91	0.83%	4.20
PL High Income Fund
Actual Fund Return
Class A	$1,000.00	$1,004.80	1.05%	$5.28
Class C	1,000.00	1,000.30	1.80%	9.03
Class I	1,000.00	1,005.10	0.80%	4.02
Advisor Class	1,000.00	1,005.10	0.80%	4.02

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Advisor Class	1,000.00	1,021.06	0.80%	4.05
PL Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.07%	$0.35
Class B	1,000.00	1,000.00	0.07%	0.35
Class C	1,000.00	1,000.00	0.07%	0.35

Hypothetical
Class A	$1,000.00	$1,024.72	0.07%	$0.36
Class B	1,000.00	1,024.72	0.07%	0.36
Class C	1,000.00	1,024.72	0.07%	0.36

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.
(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include fees and expenses of the PL Underlying Funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds invest.
(3)	PL Limited Duration High Income Fund commenced operations on July 31, 2013. The actual fund return and expenses paid during the period for this fund was for the period July 31, 2013 to September 30, 2013, instead of the entire 6-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

D-2

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Life Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each Fund management agreement (the “Fund Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (“Fund Managers”). PLFA serves as the investment adviser for all of the Funds and directly manages the PL Short Duration Income, PL Income, PL Limited Duration High Income, PL Strategic Income, PL Floating Rate Income, PL High Income, and PL Money Market Funds (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”) and the PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds (the “Asset Allocation Funds,” and together with the PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Fund Managers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 12, 2012.1 The description below does not relate to the annual renewal of the Advisory Agreement and Fund Management Agreements discussed above, but to an approval for the PL Limited Duration High Income Fund, as described in further detail below.

II. Board Consideration of the New Advisory Agreement

At an in-person meeting on March 14, 2013, the Board, including all of the Independent Trustees, approved the establishment and designation, effective August 1, 2013, of a newly-organized Fund of the Trust, the PL Limited Duration High Income Fund. PLFA, under the name Pacific Asset Management, will directly manage the PL Limited Duration High Income Fund. In connection with the approval of the PL Limited Duration High Income Fund, the Board also approved, effective August 1, 2013, the Advisory Agreement with PLFA with respect to the PL Limited Duration High Income Fund (the “Advisory Agreement”).

In evaluating the Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the depth and quality of PLFA’s investment management process, including its monitoring and oversight of the other Funds; its direct management of certain of those Funds; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high-quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Trust and its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and risk analysis, security valuation and fund accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the PL Limited Duration High Income Fund and to directly manage the Fund within its PAM unit in light of the nature, extent, and quality of services expected to be provided. The Trustees considered the ability of PLFA and PAM to provide an appropriate level of support and resources to the PL Limited Duration High Income Fund, and whether PLFA and PAM have sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them by PLFA and PAM. The Trustees also considered the background and experience of PLFA and PAM’s senior management and the significant amount of attention expected to be given to the PL Limited Duration High Income Fund by PLFA and PAM’s management and staff. The Trustees also considered various materials relating to PLFA and PAM, including copies of the proposed Advisory Agreement; PLFA’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation.

The Trustees considered that under the Advisory Agreement, PLFA would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered that the investment management services would be provided by the PAM unit, and that other units of PLFA would provide monitoring, compliance and other services, including reporting to the Board. The Trustees considered the quality of the management services expected to be provided to the PL Limited Duration High Income Fund over both the short- and long-term, the organizational depth and resources of PLFA (including PAM), including the background and experience of PAM’s management and the expertise of the fund management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. The Trustees noted that PAM did not currently manage the proposed strategy in any pooled investment vehicle or separate account, but that it had substantial experience managing the principal components of the proposed strategy.

In making these assessments, the Trustees were aided by the in-person presentation and materials provided by PLFA and PAM. The Trustees noted that PLFA serves as adviser to each Fund of the Trust and directly manages, within its PAM business unit, the PL Floating Rate Income, PL High Income, PL Income, PL Short Duration Income, PL Strategic Income, and PL Money Market Funds, each a series of the Trust,

1	At the December 12, 2012 meeting, the Board did not consider the continuance of the Fund Management Agreements relating to the PL Emerging Markets Debt, PL Mid-Cap Equity, PL Precious Metals, PL Currency Strategies and PL Global Absolute Return Funds, as those agreements were not up for renewal at that time. Additionally, new Fund Management Agreements with respect to the PL Growth and PL Large-Cap Growth Funds were approved by the Board at the December 12, 2012 meeting and the Board did not consider the continuance of the existing Fund Management Agreements with respect to those Funds at that time.

D-3

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

and the Cash Management and High Yield Bond Portfolios, each a series of Pacific Select Fund. The Board noted that PAM would monitor numerous investment, performance and compliance metrics for the PL Limited Duration High Income Fund over daily, weekly, monthly, quarterly and annual periods.

The Trustees further considered the monitoring and additional services that would be provided by PLFA to the PL Limited Duration High Income Fund, including assistance with security valuation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust. In addition, the Trustees considered that they had previously reviewed and approved PLFA’s written compliance policies and procedures and that the Trust’s Chief Compliance Officer (“CCO”) had previously provided an assessment of PLFA’s compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics. The Trustees further noted the compliance monitoring to be conducted on an ongoing basis by PLFA, including PAM, and also noted the development of procedures and systems necessary to maintain compliance with applicable laws and regulations and the resources that PLFA, including PAM, dedicates to its compliance program.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services anticipated to be provided to the PL Limited Duration High Income Fund by PLFA under the Advisory Agreement.

2. Performance

The Trustees considered PLFA’s experience managing funds directly through its PAM unit and its qualifications to manage the PL Limited Duration High Income Fund. Because this consideration related to a newly organized fund, no actual performance record for this Fund was available. However, the Trustees considered the investment process and techniques to be used by PAM for the PL Limited Duration High Income Fund. The Trustees also considered PAM’s experience directly managing the PL Income, PL Floating Rate Income, PL High Income, PL Strategic Income, PL Short Duration and PL Money Market Funds, two series of Pacific Select Fund, and segments of Pacific Life Insurance Company’s general account, as well as the factors concerning performance in connection with its consideration of this matter, as described below.

The Trustees considered information about the historical performance of PAM’s management of the two core investment strategies that will comprise the majority of the investments to be used in management of the Fund. With respect to this, the Trustees considered the performance of the High Yield Portfolio, a series of Pacific Select Fund, which is managed by PAM, as well as a composite of PAM accounts managed in the bank loan strategy. The Trustees also considered simulated performance of the Fund against pertinent benchmark indices and peer groups for one-, three-and five-year periods as of December 31, 2012.

The Board determined that PAM’s performance record was acceptable.

3. Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fees and total operating expenses for the PL Limited Duration High Income Fund. The Trustees reviewed the proposed advisory fee for the Fund and compared such amounts with the average fees of other funds in applicable peer fund groups. The Trustees also noted that the Fund would be subject to contractual expense limitations agreed to by PLFA. The Trustees considered that the proposed advisory fee rates would be in line with industry averages for similar funds based on the data presented to the Board.

The Board concluded that the compensation payable under the Advisory Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the PL Limited Duration High Income Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA.

Costs and Profitability. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the PL Limited Duration High Income Fund based on the assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA. Additionally, the Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the Advisory Agreement. The Trustees also reviewed the revenues and other benefits that are expected to be derived by PLFA from the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the PL Limited Duration High Income Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. The Trustees also noted that although the advisory fee schedule for the Fund does not contain breakpoints, PLFA had agreed to waive a portion of its advisory fee through July 31, 2014, and there would be an expense limitation agreement in place for the Fund through July 31, 2016. The Trustees also considered that PLFA sought to price the Fund to scale from inception.

The Board concluded that the PL Limited Duration High Income Fund’s fee structure reflected in the Advisory Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA information concerning other benefits that may be received by PLFA and its affiliates as a result of its relationship with the PL Limited Duration High Income Fund, including fees for administrative services and reimbursement at an approximate cost basis for certain support services. The Trustees noted that PAM represented that it does not anticipate utilizing soft-dollar credits generated by Fund commissions or an affiliated broker-dealer. The Trustees considered potential benefits to be derived by PLFA and PAM from their

D-4

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

relationships with the PL Limited Duration High Income Fund and that such benefits were consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Advisory Agreement is in the best interests of the PL Limited Duration High Income Fund and its shareholders; and (ii) the compensation payable under the Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

D-5

PACIFIC LIFE FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Website at www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Pacific Life Funds

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and the PL Underlying Funds’ annual and semi-annual reports are available:

•	On the Trust’s Website at www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-6

PL Underlying Funds

Semi-Annual Report

As of September 30, 2013

PACIFIC LIFE FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2013

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 1.2%

Consumer Discretionary - 1.2%

Metro-Goldwyn-Mayer Studios Inc ‘A’ * ¯	27,061	$1,474,825

Total Common Stocks (Cost $671,651)		1,474,825

	Principal Amount

SENIOR LOAN NOTES - 98.3%

Consumer Discretionary - 30.7%

99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	$979,915	983,590
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	733,608	737,734
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	279,543	280,242
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	494,939	497,723
Allison Transmission Inc Term B-3 3.750% due 08/23/19 §	592,774	594,008
Altegrity Inc 5.000% due 02/21/15 §	500,000	490,000
AMC Entertainment Inc 3.500% due 04/30/20 §	248,750	248,128
ARAMARK Corp Term D 4.000% due 09/09/19 §	300,000	301,358
Ascend Learning LLC (1st Lien) 7.000% due 05/23/17 §	244,338	244,033
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	896,244	904,646
Asurion LLC Tranche B-1 4.500% due 05/24/19 §	1,066,938	1,058,650
Audio Visual Services Group Inc (1st Lien) 6.753% due 11/09/18 §	148,875	150,736
Aufinco Property Ltd Term B 4.000% due 05/30/20 §	49,875	49,781
Bally Technologies Inc Term B due 08/27/20 µ	175,000	175,306
Bass Pro Group LLC 4.000% due 11/16/19 §	170,554	171,301
Brickman Group Holdings Inc Tranche B-2 3.259% due 10/14/16 §	110,332	110,814
Tranche B-3 4.000% due 09/28/18 §	139,156	139,765
Burger King Corp Tranche B 3.750% due 09/28/19 §	222,750	223,665
Caesars Entertainment Operating Co Inc Term B-6 5.429% due 01/28/18 §	479,033	435,172
Cequel Communications LLC Term B 3.500% due 02/14/19 §	541,750	542,131
Charter Communications Operating LLC Term E 3.000% due 07/01/20 §	174,563	173,117
Term F 3.000% due 12/31/20 §	237,476	235,483
Chrysler Group LLC Term B 4.250% due 05/24/17 §	621,819	627,195
Clear Channel Communications Inc Tranche B 3.829% due 01/29/16 §	124,604	117,829
Tranche D 6.929% due 01/30/19 §	367,529	340,424

	Principal Amount	Value
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	$453,895	$453,895
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/16/18 §	474,206	478,454
David’s Bridal Inc 5.000% due 10/11/19 §	74,438	74,810
Education Management LLC Tranche C-2 4.250% due 06/01/16 §	491,878	461,033
Tranche C-3 8.250% due 03/30/18 §	295,127	290,023
Endurance Business Media Inc (1st Lien) 6.250% due 11/09/19 §	248,125	249,366
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	100,000	98,875
Equinox Holdings Inc 4.501% due 01/31/20 §	248,750	250,149
Federal-Mogul Corp Tranche B 2.116% due 12/27/14 §	635,204	625,449
Tranche C 2.118% due 12/28/15 §	324,084	319,107
Fender Musical Instruments Corp 5.750% due 04/03/19 §	48,125	48,245
FoxCo Acquisition Sub LLC 5.500% due 07/14/17 §	142,531	143,451
General Nutrition Centers Inc Tranche B 3.750% due 03/02/18 §	1,122,443	1,128,897
Genpact Ltd 3.500% due 08/30/19 §	173,690	174,486
Getty Images Inc 4.750% due 10/18/19 §	570,688	510,527
Go Daddy Operating Co LLC Tranche B-2 4.250% due 10/05/18 §	515,857	515,083
Gray Television Inc 4.750% due 10/12/19 §	240,991	242,723
Harbor Freight Tools USA Inc 4.750% due 07/26/19 §	150,000	151,763
Hilton Worldwide Term B-2 due 09/16/20 µ	975,000	975,101
Interactive Data Corp Term B 3.750% due 02/11/18 §	477,969	477,072
J.Crew Group Inc Term B-1 4.000% due 03/07/18 §	492,443	492,135
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	971,562	972,169
Kasima LLC 3.250% due 05/17/21 §	125,000	124,609
Landry’s Inc 4.750% due 04/19/18 §	465,047	469,020
Language Line LLC Tranche B 6.250% due 06/20/16 §	589,985	587,035
Laureate Education Inc 5.250% due 06/15/18 §	1,054,452	1,058,406
MCC Iowa LLC Tranche H 3.250% due 01/29/21 §	99,750	99,158
McGraw-Hill Global Education Holdings LLC Term B 9.000% due 03/22/19 §	99,500	100,868
Media Holdco LP 7.250% due 06/24/18 §	99,250	99,746
MGM Resorts International Term B 3.500% due 12/20/19 §	297,750	297,112
Michaels Stores Inc Term B 3.750% due 01/28/20 §	324,188	325,287
National Vision Inc 7.000% due 08/02/18 §	74,063	74,433
Nine Entertainment Group Ltd Term B 3.500% due 01/31/20 §	99,500	98,940

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Ollie’s Holdings Inc 5.250% due 09/28/19 §	$248,126	$249,056
OSI Restaurant Partners LLC 3.500% due 10/28/19 §	916,875	916,875
Party City Holdings Inc 4.250% due 07/27/19 §	397,560	397,683
Petco Animal Supplies Inc 4.000% due 11/24/17 §	486,250	487,415
Pilot Travel Centers LLC Tranche B 3.750% due 08/07/19 §	148,500	149,103
4.250% due 03/30/18 §	408,703	408,533
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	124,688	124,999
Rentpath Inc Term B 6.250% due 05/29/20 §	124,688	122,428
Sabre Holdings Term B 5.250% due 02/19/19 §	148,875	149,861
Scientific Games International Inc due 05/28/20 µ	475,000	471,819
SeaWorld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	586,743	580,875
Serta Simmons Holdings LLC 5.000% due 10/01/19 §	198,500	199,327
Six Flags Theme Parks Inc Term B 4.001% due 12/30/16 §	503,914	508,835
Spin Holdco Inc Term B 4.253% due 11/14/19 §	150,000	150,000
Springer Science Business Media Two GmbH Term B-2 5.000% due 08/14/20 §	150,000	149,250
SRAM LLC Term B 4.024% due 04/04/20 §	218,525	215,794
SurveyMonkey.com LLC 5.500% due 02/07/19 §	248,750	250,765
SymphonyIRI Group Inc Term B due 09/17/20 µ	100,000	99,500
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	191,149	189,925
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	932,516
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	879,146	878,505
The Servicemaster Co Tranche C 4.250% due 01/31/17 §	372,188	363,193
Tower Automotive Holdings USA LLC 4.750% due 04/23/20 §	49,875	50,062
Tribune Co Term B 4.000% due 12/17/19 §	223,313	224,149
TWCC Holding Corp 3.500% due 02/13/17 §	734,303	736,593
(2nd Lien)
6.000% due 06/26/20 §	100,000	102,875
Univision Communications Inc 4.500% due 03/01/20 §	875,003	872,706
Veyance Technologies Inc 5.250% due 09/08/17 §	298,500	297,940
Virgin Media Investment Holdings Ltd (Facility B) 3.500% due 02/21/20 §	725,000	722,483
Visant Corp Tranche B 5.250% due 12/22/16 §	496,586	483,395
VWR Funding Inc
4.179% due 04/03/17 §	354,549	354,549
Term B-1
4.429% due 04/03/17 §	248,125	248,435
Weight Watchers International Inc Tranche B-2 3.750% due 04/02/20 §	771,125	757,474
Wendy’s International Inc Term B 3.250% due 05/15/19 §	682,179	681,895

	Principal Amount	Value
WMG Acquisition Corp Tranche B 3.750% due 07/01/20 §	$125,000	$124,583
WNA Holdings Inc
4.500% due 06/07/20 §	17,556	17,644
(1st Lien)
4.500% due 06/07/20 §	32,319	32,481

		36,003,779

Consumer Staples - 8.8%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	148,875	149,898
Albertson’s LLC
due 03/21/19 µ	50,000	49,984
Term B-1 4.250% due 03/21/16 §	45,160	45,358
Term B-2 4.750% due 03/21/19 §	29,465	29,456
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	324,188	324,593
Blue Buffalo Co Ltd Term B 4.750% due 08/08/19 §	569,261	573,174
Clearwater Seafoods Ltd Term B 5.750% due 06/26/19 §	448,875	450,745
CSM Bakery Supplies LLC 4.750% due 07/03/20 §	125,000	124,297
Del Monte Foods Co Term B 4.000% due 02/15/18 §	461,385	460,953
Dole Food Co Inc Tranche B 3.753% due 04/01/20 §	1,094,500	1,094,272
H. J. Heinz Company Term B-2 3.500% due 06/07/20 §	1,296,750	1,303,315
JBS USA LLC 3.750% due 05/27/18 §	977,613	973,946
3.750% due 09/18/20 §	200,000	199,000
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	326,320
Pinnacle Foods Finance LLC Tranche G 3.250% due 04/29/20 §	472,625	469,435
Revlon Inc due 08/30/19 µ	150,000	149,625
Reynolds Group Holdings 4.750% due 09/28/18 §	990,000	994,455
Rite Aid Corp Tranche 6 4.000% due 02/21/20 §	248,750	249,476
Spectrum Brands Inc 4.529% due 12/17/19 §	311,654	313,056
Supervalu Inc 5.000% due 03/21/19 §	720,431	719,418
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	273,625	265,644
US Foods Inc 4.500% due 03/31/19 §	1,072,313	1,069,967

		10,336,387

Energy - 2.8%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 §	74,625	71,472
Arch Coal Inc 5.750% due 05/16/18 §	395,187	385,225
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	225,000	226,125
CITGO Petroleum Corp Term B 8.000% due 06/24/15 §	133,036	134,532
Energy Transfer Equity LP 3.750% due 03/26/17 §	146,250	147,174
Fieldwood Energy LLC (1st Lien) due 09/12/18 µ	100,000	100,050
MEG Energy Corp 3.750% due 03/31/20 §	769,131	773,337

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	$597,118	$599,357
Patriot Coal Corp 9.250% due 12/31/13 §	100,000	100,000
Ruby Western Pipeline Holdings LLC 3.500% due 03/27/20 §	48,656	48,555
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	100,000	100,363
Sheridan Investment Partners I LLC Tranche B-2 5.000% due 10/01/19 §	244,140	244,852
Sheridan Production Partners I-A LP Tranche B-2 5.000% due 10/01/19 §	32,351	32,445
Sheridan Production Partners I-M LP Tranche B-2 5.000% due 10/01/19 §	19,760	19,818
Tallgrass Operations LLC 5.250% due 11/13/18 §	147,223	148,622
Tervita Corp 6.250% due 05/15/18 §	199,000	195,020

		3,326,947

Financials - 5.7%

Alliant Holdings I LLC 5.000% due 12/20/19 §	248,125	249,829
Altisource Solutions SARL Term B 5.750% due 11/27/19 §	49,749	50,185
American Capital Ltd Term B 4.000% due 08/22/16 §	112,500	113,063
Amwins Group (1st Lien) 5.000% due 09/06/19 §	99,250	99,870
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	99,750	99,314
Cetera Financial Group Inc 6.500% due 08/07/19 §	100,000	100,000
Citco Funding LLC 4.250% due 06/29/18 §	538,378	538,827
Clipper Acquisitions Corp 4.000% due 02/06/20 §	695,994	700,117
CNO Financial Group Inc Tranche B-2 3.750% due 09/28/18 §	115,900	116,697
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	297,750	297,378
First Data Corp 4.180% due 03/23/18 §	523,620	520,020
Term B 4.180% due 09/24/18 §	200,000	198,925
Guggenheim Partners Investment Management Holdings LLC 4.000% due 07/22/20 §	100,000	100,475
Harbourvest Partners LP 4.750% due 11/21/17 §	427,600	430,807
Home Loan Servicing Solutions Ltd 4.500% due 06/26/20 §	149,625	151,308
HUB International Ltd 3.625% due 06/13/17 §	993,897	995,968
ION Trading Technologies SARL (1st Lien) 4.000% due 05/22/20 §	49,875	49,937
LPL Holdings Inc Tranche A 2.679% due 03/29/17 §	62,500	62,295
Tranche B 3.250% due 03/29/19 §	395,015	394,027
Nuveen Investments Inc Tranche B (1st Lien) 4.179% due 05/13/17 §	883,260	875,752
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	149,250	151,372
Walter Investment Management Corp (1st Lien) 5.750% due 11/28/17 §	337,334	341,129

		6,637,295

	Principal Amount	Value
Health Care - 15.3%

Alere Inc Term B 4.250% due 06/30/17 §	$784,000	$789,880
Alliance HealthCare Services Inc 4.250% due 06/03/19 §	99,750	99,875
Apria Healthcare Group Inc 6.750% due 04/05/20 §	74,813	75,654
Aptalis Pharma Inc Term B-1 5.750% due 02/10/17 §	486,250	487,162
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	695,994	700,779
Aveta Inc 9.750% due 12/30/17 §	58,116	58,407
Biomet Inc Term B-2 due 07/25/17 µ	250,000	251,016
3.697% due 07/25/17 §	1,016,735	1,020,866
CHS/Community Health Systems Inc 3.760% due 01/25/17 §	638,054	639,118
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	372,188	374,235
DJO Finance LLC Term B 4.750% due 09/15/17 §	358,785	360,691
Drumm Investors LLC 5.000% due 05/04/18 §	243,515	233,531
Envision Healthcare Corp 4.000% due 05/25/18 §	454,830	454,924
Grifols Inc Tranche B 4.250% due 06/01/17 §	754,150	760,487
HCA Inc Tranche B-4 2.929% due 05/01/18 §	656,925	656,651
Health Management Associates Inc Term B 3.500% due 11/18/18 §	1,136,694	1,138,014
Hologic Inc 3.750% due 08/01/19 §	196,397	197,379
Ikaria Acquisition Inc Tranche B 7.250% due 07/03/18 §	74,063	74,525
IMS Health Inc Tranche B-1 3.750% due 09/01/17 §	556,025	557,589
InVentiv Health Inc 7.500% due 08/04/16 §	263,957	258,347
Kinetic Concepts Inc Term D-1 due 05/04/18 µ	75,000	75,586
4.500% due 05/04/18 §	693,004	698,419
MedAssets Inc Term B 4.000% due 12/13/19 §	54,438	54,608
MMM Holdings Inc 9.750% due 12/12/17 §	79,910	80,409
MultiPlan Inc Term B-1 4.000% due 08/26/17 §	505,009	508,254
One Call Medical Inc 5.500% due 08/24/19 §	99,250	99,994
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	320,938	323,395
Par Pharmaceutical Cos Inc Term B-1 4.250% due 09/30/19 §	123,752	123,494
Pharmaceutical Product Development Inc 4.250% due 12/05/18 §	992,500	997,049
Pharmaceutical Research Corp due 09/12/20 µ	150,000	149,789
Quintiles Transnational Corp Term B-2 4.000% due 06/08/18 §	1,402,898	1,404,635
Radnet Management Inc Tranche B 4.250% due 10/10/18 §	198,001	198,588
RPI Finance Trust 3.500% due 05/09/18 §	411,209	413,607
Sage Products Inc (1st Lien) 4.250% due 12/13/19 §	229,013	230,206
Select Medical Corp Series B Tranche B 3.535% due 02/20/16 §	99,250	99,622

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
TriZetto Group Inc 4.750% due 05/02/18 §	$491,206	$459,278
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	198,003	198,621
Universal Health Services Inc Tranche B-1 2.432% due 11/15/16 §	500,000	502,966
Valeant Pharmaceuticals International Inc (Canada) Series C-2 Tranche B 4.000% due 12/11/19 §	296,250	296,620
Series D-2 Tranche B
3.750% due 02/13/19 §	492,516	493,254
Series E Tranche B
5.000% due 08/05/20 §	620,313	625,643
Warner Chilcott Co LLC Term B-1 5.500% due 03/15/18 §	144,245	144,545
Warner Chilcott Corp Term B-3 5.500% due 03/15/18 §	331,337	332,028
WC Luxco SARL Term B-3 5.500% due 03/15/18 §	261,102	261,646

		17,961,386

Industrials - 10.3%

Accudyne Industries LLC 4.000% due 12/13/19 §	744,375	740,239
Advanced Disposal Term B 4.250% due 10/09/19 §	223,313	223,632
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	75,000	75,352
Alpha Topco Ltd (Facility B) 4.500% due 04/30/19 §	395,271	399,470
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	125,000	124,313
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	74,438	74,624
Apex Tool Group LLC 4.500% due 01/31/20 §	99,500	99,966
Atlantic Aviation FBO Inc 3.250% due 06/01/20 §	49,875	49,844
BakerCorp International Inc Term B 4.250% due 02/11/20 §	497,500	494,391
Beechcraft Holdings LLC 5.750% due 02/14/20 §	375,000	377,813
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	396,000	395,711
Brand Energy & Infrastructure Services Inc (Canada)
Term B-1 (1st Lien)
6.250% due 10/23/18 §	79,839	80,225
Term B-2 (1st Lien)
6.249% due 10/23/16 §	19,161	19,254
Ceridian Corp 4.429% due 05/09/17 §	150,000	150,250
Colfax Corp Term B 3.250% due 01/11/19 §	347,375	347,896
CSC Holdings LLC Term B 2.679% due 04/17/20 §	349,125	345,743
DAE Aviation Holdings Inc
Tranche B-1
6.250% due 11/02/18 §	85,149	85,575
Tranche B-2
6.250% due 11/02/18 §	38,601	38,794
Edwards Ltd (Cayman) (1st Lien) 4.750% due 03/26/20 §	157,563	157,838
Flying Fortress Inc 3.500% due 06/30/17 §	354,167	353,945
Gardner Denver Inc 4.250% due 07/30/20 §	200,000	198,444

	Principal Amount	Value
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	$200,000	$198,583
Grede LLC Term B 4.500% due 05/02/18 §	485,232	487,051
Husky Injection Molding Systems Ltd Term B 4.250% due 06/30/18 §	446,719	447,417
IG Investments Holdings LLC Tranche B (1st Lien) 6.000% due 10/31/19 §	99,250	100,160
John Maneely Co 4.750% due 04/01/17 §	982,394	985,772
KAR Auction Services Inc Term B 3.750% due 05/19/17 §	311,493	313,000
Merrill Communications LLC 7.308% due 03/08/18 §	24,875	25,041
Metaldyne Co LLC 5.000% due 12/18/18 §	671,181	676,215
Milacron LLC Term B 4.250% due 03/28/20 §	547,250	547,478
Monitronics International Inc Term B 4.250% due 03/23/18 §	173,005	173,221
Pelican Products Inc (1st Lien) 7.000% due 07/11/18 §	246,875	247,801
Rexnord LLC Term B 4.000% due 08/21/20 §	575,000	569,250
Schaeffler AG (Germany) (Facility C) 4.250% due 01/27/17 §	100,000	100,475
Sensata Technologies BV 3.750% due 05/10/18 §	119,398	120,172
Sequa Corp 5.250% due 06/19/17 §	198,500	199,451
Spotless Holdings (1st Lien) due 09/20/18 µ	150,000	150,563
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	140,767	140,415
Swift Transportation Co LLC
Term B
2.930% due 12/21/16 §	344,533	346,579
Tranche B-2
4.000% due 12/21/17 §	167,285	168,456
Tank Holding Corp Term 1 4.250% due 07/09/19 §	139,268	139,006
The Hertz Corp Tranche B-1 3.750% due 03/11/18 §	223,313	223,787
Transdigm Inc Term C 3.750% due 02/28/20 §	174,560	174,298
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	491,231	495,836
West Corp Term B-8 3.750% due 06/30/18 §	222,562	222,701

		12,086,047

Information Technology - 10.3%

Activision Blizzard Inc Term B due 09/11/20 µ	425,000	425,531
Aeroflex Inc Tranche B-1 4.500% due 11/09/19 §	420,615	424,358
Applied Systems Inc (1st Lien) 4.250% due 12/08/16 §	49,746	50,036
ARRIS Group Inc Term B 3.500% due 04/17/20 §	621,875	618,183
Aspect Software Inc Tranche B 7.000% due 05/07/16 §	232,265	233,426
CDW Corp 3.500% due 04/29/20 §	248,750	245,537
CompuCom Systems Inc 4.250% due 05/09/20 §	324,188	323,512

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Dell Inc
Term B
due 03/31/20 µ	$1,125,000	$1,108,242
Term C
due 09/30/18 µ	200,000	199,063
DG Fastchannel Inc 7.250% due 07/26/18 §	399,215	400,214
Eagle Parent Inc Term B 4.500% due 05/16/18 §	465,348	466,861
Emdeon Business Services LLC Term B-2 3.750% due 11/02/18 §	572,125	573,496
Expert Global Solutions Inc Term B (1st Lien) 8.500% due 04/03/18 §	267,853	273,545
Freescale Semiconductor Inc Tranche B-4 5.000% due 03/01/20 §	323,375	325,152
Infor US Inc Tranche B-2 5.250% due 04/05/18 §	621,664	624,772
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	198,500	199,741
Micro Holding LP 6.250% due 03/18/19 §	124,375	124,841
Mitel US Holdings Inc (1st Lien) 7.000% due 02/27/19 §	74,625	75,185
Novell Inc (1st Lien) 7.250% due 11/22/17 §	402,628	404,724
NXP BV Tranche C 4.750% due 01/10/20 §	124,063	126,156
Rocket Software Inc 5.750% due 02/19/18 §	491,255	492,278
Rovi Solutions Corp Tranche B-3 3.500% due 03/29/19 §	99,500	98,565
RP Crown Parent LLC Term B 6.750% due 12/10/18 §	820,056	827,574
SCS Holdings I Inc 7.000% due 12/07/18 §	463,542	471,074
Smart Technologies ULC Term B 10.500% due 01/31/18 §	25,000	24,000
Sophia LP Term B 4.500% due 07/19/18 §	139,622	140,429
SOPHOS Term B 6.500% due 05/10/19 §	493,750	483,875
Spansion LLC 5.250% due 12/13/18 §	98,974	99,779
SSI Investments II Ltd 5.000% due 05/26/17 §	446,325	448,556
SunGard Data Systems Inc
Tranche C
4.000% due 02/28/17 §	106,742	107,208
Tranche E
3.932% due 03/08/20 §	696,500	700,636
Vertafore Inc 4.250% due 10/03/19 §	497,500	499,366
Wall Street Systems Inc (1st Lien) 5.750% due 10/25/19 §	148,875	149,709
Web.com Group Inc Term B 4.500% due 10/27/17 §	278,910	281,001

		12,046,625

Materials - 8.1%

Axalta Coating Systems US Holdings Inc Term B 4.750% due 02/01/20 §	348,250	349,836
AZ Chem US Inc 5.250% due 12/22/17 §	106,127	107,155
Berry Plastics Corp Term D 3.500% due 02/08/20 §	248,750	246,729
BWAY Holding Co 4.500% due 08/06/17 §	322,563	324,579
Essar Steel Algoma Inc (Canada) 8.750% due 09/20/14 §	495,000	501,806

	Principal Amount	Value
Fairmount Minerals Ltd Tranche B-2 5.000% due 08/14/19 §	$250,000	$250,780
FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	717,750	721,584
Ineos US Finance LLC 4.000% due 05/04/18 §	1,061,244	1,051,627
MacDermid Inc Tranche B (1st Lien) 4.000% due 06/07/20 §	99,750	99,968
Multi Packaging Solutions Inc 4.250% due 08/17/20 §	50,000	50,281
Neenah Foundry Co 6.750% due 04/26/17 §	74,063	74,063
Noranda Aluminum Term B 5.750% due 02/28/19 §	123,125	116,199
Novelis Inc 3.750% due 03/10/17 §	972,515	975,397
Oxea SARL Tranche B-2 4.250% due 01/15/20 §	75,000	74,858
Pact Group Inc 3.750% due 05/29/20 §	199,500	197,131
PQ Corp 4.500% due 08/07/17 §	148,875	149,929
Quikrete Holdings Inc (1st Lien) due 09/17/20 µ	125,000	125,449
Tricorbraun Inc 4.003% due 05/03/18 §	498,741	501,026
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	1,221,938	1,231,102
Unifrax Holding Co 4.250% due 11/28/18 §	497,494	499,857
United Central Industrial Supply Co LLC (1st Lien) 7.500% due 10/09/18 §	148,500	134,393
Univar Inc Term B 5.000% due 06/30/17 §	826,636	799,032
USI Inc 5.000% due 12/27/19 §	272,938	274,643
Walter Energy Inc Term B 6.750% due 04/02/18 §	707,503	681,561

		9,538,985

Telecommunication Services - 4.3%

Cellular South Inc Term B 3.250% due 05/23/20 §	49,750	49,719
Cricket Communications Inc
4.750% due 10/01/19 §	496,250	496,870
Term C
4.750% due 03/08/20 §	249,375	249,776
Crown Castle Operating Co Tranche B 3.250% due 01/31/19 §	149,624	148,516
Greeneden U.S. Holdings II LLC 4.000% due 02/08/20 §	39,276	39,289
Intelsat Jackson Holdings SA Tranche B-1 4.250% due 04/02/18 §	1,169,891	1,174,766
SBA Finance Communications Corp 3.750% due 06/30/18 §	27,079	27,130
Syniverse Holdings Inc
Term B
5.000% due 04/23/19 §	239,957	239,657
Tranche B
4.000% due 04/23/19 §	121,190	121,241
Telesat Canada Term B-2 (Canada) 3.500% due 03/28/19 §	518,457	517,155
TNS Inc (1st Lien) 5.000% due 02/14/20 §	48,148	48,690
UPC Financing Partnership (Facility AH) 3.250% due 06/30/21 §	1,000,000	995,625
Windstream Corp Term B-3 4.000% due 08/08/19 §	994,962	999,061

		5,107,495

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Utilities - 2.0%

AES Corp 3.750% due 06/01/18 §	$303,173	$305,122
Calpine Construction Finance Co LP Term B-1 3.000% due 05/03/20 §	149,625	146,975
Calpine Corp
Term B-1
4.000% due 04/01/18 §	1,023,750	1,026,542
Term B-2
4.000% due 04/01/18 §	97,750	98,117
Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	122,769	122,744
Equipower Resources Holdings LLC Term C (1st Lien) 4.250% due 12/31/19 §	74,813	75,155
LSP Madison Funding LLC 5.500% due 06/28/19 §	240,000	242,550
Texas Competitive Electric Holdings Co LLC 4.710% due 10/10/17 §	500,000	337,500

		2,354,705

Total Senior Loan Notes (Cost $115,596,814)		115,399,651

	Shares

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,803,845	2,803,845

Total Short-Term Investment (Cost $2,803,845)		2,803,845

TOTAL INVESTMENTS - 101.9% (Cost $119,072,310)		119,678,321

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(2,265,675)

NET ASSETS - 100.0%		$117,412,646

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	31.9%
Health Care	15.3%
Industrials	10.3%
Information Technology	10.3%
Consumer Staples	8.8%
Materials	8.1%
Financials	5.7%
Telecommunication Services	4.3%
Others (each less than 3.0%)	7.2%

	101.9%
Other Assets & Liabilities, Net	(1.9%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were are follows:

BBB	4.5%
BB	44.6%
B	48.8%
CCC	0.9%
Not Rated	1.2%

100.0%

(c)	Restricted securities as of September 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Metro-Goldwyn-Mayer Studios Inc ‘A’ Acq. 12/30/10	$671,651	$1,474,825	1.2%

(d)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $148,500 or less than 0.1% of net assets as of September 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Media General Inc	$148,500	$150,561	$2,061

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,474,825	$—	$1,474,825	$—
	Senior Loan Notes	115,399,651	—	115,399,651	—
	Short-Term Investment	2,803,845	2,803,845	—	—
	Unfunded Loan Commitment	2,061	—	2,061	—

	Total	$119,680,382	$2,803,845	$116,876,537	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.0%

Financials - 0.7%

Ally Financial Inc 3.465% due 02/11/14 §	$700,000	$706,153
Credit Agricole Home Loan SFH (France) 1.016% due 07/21/14 § ~	400,000	402,000
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	100,000	99,927

		1,208,080

Industrials - 0.3%

International Lease Finance Corp
6.500% due 09/01/14 ~	100,000	104,250
6.750% due 09/01/16 ~	100,000	110,250
7.125% due 09/01/18 ~	200,000	224,500

		439,000

Total Corporate Bonds & Notes (Cost $1,599,973)		1,647,080

MORTGAGE-BACKED SECURITIES - 2.5%

Collateralized Mortgage Obligations - Commercial - 0.9%

Banc of America Large Loan Trust 2.483% due 11/15/15 " § ~	883,529	885,266
JP Morgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	110,000	121,159
Morgan Stanley Capital I Trust 5.910% due 06/11/49 " §	100,000	112,253
Silenus European Loan Conduit Ltd (Ireland) 0.376% due 05/15/19 " § ~	EUR 266,877	345,700

		1,464,378

Collateralized Mortgage Obligations - Residential - 1.6%

Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/35 " §	$18,293	18,354
2.600% due 03/25/35 " §	65,000	65,817
2.793% due 03/25/35 " §	17,215	17,245
Citigroup Mortgage Loan Trust Inc
2.270% due 09/25/35 " §	30,198	29,887
2.290% due 09/25/35 " §	25,547	25,135
Countrywide Home Loan Mortgage Pass-Through Trust
2.878% due 01/19/34 " §	75,218	71,962
Fannie Mae
0.529% due 07/25/37 " §	251,327	251,641
0.559% due 07/25/37 " §	228,250	228,762
0.619% due 05/25/36 " §	222,027	222,583
0.624% due 02/25/37 " §	54,066	53,943
0.859% due 02/25/41 " §	381,456	384,599
GSR Mortgage Loan Trust 2.661% due 09/25/35 " §	55,058	54,867
JP Morgan Mortgage Trust 5.090% due 06/25/35 " §	172,959	175,439
Merrill Lynch Mortgage Investors Trust 2.193% due 12/25/34 " §	156,456	160,587
New York Mortgage Trust 2.840% due 05/25/36 " §	516,085	449,183
Reperforming Loan REMIC Trust 0.519% due 06/25/35 " § ~	20,707	18,069
Residential Accredit Loans Inc 0.359% due 06/25/46 " §	134,469	58,147

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust 0.389% due 05/25/46 " §	$120,492	$88,771
Wells Fargo Mortgage Backed Securities Trust 2.630% due 10/25/35 " §	364,813	368,580

		2,743,571

Total Mortgage-Backed Securities (Cost $3,922,162)		4,207,949

ASSET-BACKED SECURITIES - 2.5%

Ares VIR Ltd CLO (Cayman) 0.483% due 03/12/18 " § ~	212,880	210,860
Asset Backed Funding Certificates Trust 0.899% due 06/25/35 " §	33,581	33,654
Freddie Mac Structured Pass-Through Securities 0.459% due 09/25/31 " §	2,075	1,934
Harvest SA CLO (Luxembourg) 0.827% due 03/29/17 " § ~	EUR 76,195	103,080
Hillmark Funding CDO (Cayman) 0.513% due 05/21/21 " § ~	$1,100,000	1,065,292
Park Place Securities Inc Pass-Through Certificates 1.199% due 12/25/34 " §	158,042	158,110
SLM Student Loan Trust
0.484% due 12/15/23 " §	EUR 1,508,814	2,003,180
0.494% due 09/15/21 " § ~	404,197	545,857
Wood Street BV CLO (Netherlands) 0.587% due 03/29/21 “ § ~	157,250	207,950

Total Asset-Backed Securities (Cost $4,290,316)		4,329,917

U.S. TREASURY OBLIGATIONS - 90.8%

U.S. Treasury Inflation Protected Securities - 90.5%

0.125% due 04/15/16 ^	$211,656	217,361
0.125% due 04/15/17 ^	2,673,970	2,759,516
0.125% due 04/15/18 ^	10,307,304	10,626,995
0.125% due 01/15/22 ^	15,636,886	15,457,255
0.125% due 07/15/22 ^	15,643,903	15,424,847
0.125% due 01/15/23 ^	9,310,400	9,064,549
0.375% due 07/15/23 ^	10,439,104	10,392,619
0.500% due 04/15/15 ^	4,419,349	4,518,440
0.625% due 07/15/21 ^ ‡	14,768,985	15,388,012
0.625% due 02/15/43 ^	3,657,636	3,004,404
1.125% due 01/15/21 ^	320,352	345,167
1.250% due 04/15/14 ^	2,759,400	2,783,760
1.250% due 07/15/20 ^	13,067,542	14,310,487
1.625% due 01/15/15 ^	10,520,810	10,880,822
1.750% due 01/15/28 ^	4,906,088	5,502,482
1.875% due 07/15/15 ^	840,651	888,101
2.000% due 01/15/16 ^	5,531,524	5,919,162
2.375% due 01/15/25 ^	123,924	148,099
2.375% due 01/15/27 ^	231,664	279,137
2.500% due 01/15/29 ^	6,419,200	7,901,887
2.625% due 07/15/17 ^	2,366,847	2,688,035
3.375% due 04/15/32 ^	197,403	276,865
3.875% due 04/15/29 ^ ‡	10,586,003	15,201,257

		153,979,259

U.S. Treasury Notes - 0.3%

0.250% due 08/31/14 ‡	62,000	62,079
0.250% due 09/30/14	100,000	100,135
0.750% due 06/15/14 ‡	316,000	317,481
1.250% due 04/15/14 ‡	48,000	48,306

		528,001

Total U.S. Treasury Obligations (Cost $158,355,462)		154,507,260

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 5.1%

Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^	EUR 1,688,288	$2,417,528
Instituto Credito Oficial (Spain) 1.971% due 03/25/14 § ~	1,600,000	2,180,139
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	602,186	795,572
3.100% due 09/15/26 ^	105,294	140,749
Mexican Bonos de Proteccion al Ahorro (Mexico) 4.010% due 01/30/20 ^ §	MXN 4,400,000	336,194
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 200,000	208,918
2.750% due 11/20/25 ^	1,500,000	1,732,482
United Kingdom Gilt (United Kingdom) 1.750% due 09/07/22	GBP 100,000	151,669
United Kingdom Gilt Inflation-Linked (United Kingdom) 2.500% due 07/26/16 ^ ~	100,000	554,252
Xunta de Galicia (Spain) 6.131% due 04/03/18	EUR 100,000	149,660

Total Foreign Government Bonds & Notes (Cost $8,833,197)		8,667,163

PURCHASED OPTIONS - 0.0%
See Note (g) in Notes to Schedule of Investments) (Cost $86,445)		59,906

SHORT-TERM INVESTMENTS - 1.4%

U.S. Government Agency Issues - 0.4%

Federal Home Loan Bank
0.075% due 03/28/14	$600,000	599,941

U.S. Treasury Bills - 0.1%

0.135% due 08/21/14 ‡	100,000	99,934
0.128% due 08/21/14 ‡	53,000	52,965

		152,899

Repurchase Agreement - 0.2%

Morgan Stanley 0.090% due 10/01/13 (Dated 09/30/13, repurchase price of $400,001; collateralized by a U.S. Treasury Note: 1.000% due 05/31/18 and value $408,256)	400,000	400,000

	Shares	Value
Money Market Fund - 0.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,190,024	$1,190,024

Total Short-Term Investments (Cost $2,342,620)		2,342,864

TOTAL INVESTMENTS - 103.3% (Cost $179,430,175)		175,762,139

OTHER ASSETS & LIABILITIES, NET - (3.3%)		(5,544,470)

NET ASSETS - 100.0%		$170,217,669

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	90.8%
Foreign Government Bonds & Notes	5.1%
Others (each less than 3.0%)	7.4%

	103.3%
Other Assets & Liabilities, Net	(3.3%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	3.3%
A-1 (Short-Term debt only)	0.7%
AA / U.S. Government & Agency Issues	90.0%
A	0.5%
BBB	1.0%
B	0.6%
CCC	0.1%
Not Rated	3.8%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2013 was $7,997,254 at a weighted average interest rate of 0.123%.

(e)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eurodollar (09/14)	MSC	21	$21,000,000	$4,159
Eurodollar (03/16)	MSC	44	44,000,000	(38,106)
Eurodollar (03/17)	MSC	48	48,000,000	(28,073)
U.S. Treasury 5-Year Notes (12/13)	MSC	60	6,000,000	111,481

Total Futures Contracts				$49,461

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,499,000	USD	2,341,643	10/13	DUB	($10,333)
BRL	1,564,666	USD	647,989	10/13	MSC	57,623
BRL	1,564,666	USD	685,190	11/13	MSC	14,582
EUR	6,469,000	USD	8,753,814	10/13	GSC	(2,182)
EUR	119,000	USD	158,377	10/13	JPM	2,613
EUR	131,000	USD	176,668	11/13	UBS	571
INR	58,081,410	USD	966,413	10/13	BRC	(43,701)
MXN	278,485	USD	21,005	12/13	JPM	134
USD	2,232,369	AUD	2,499,000	10/13	RBC	(98,604)
USD	2,336,565	AUD	2,499,000	11/13	DUB	10,992
USD	690,040	BRL	1,564,666	10/13	MSC	(15,572)
USD	101,610	CAD	105,000	12/13	RBC	(109)
USD	8,223,947	EUR	6,167,000	10/13	CIT	(119,122)
USD	124,138	EUR	94,000	10/13	DUB	(3,030)
USD	261,631	EUR	196,000	10/13	MSC	(3,529)
USD	176,654	EUR	131,000	10/13	UBS	(570)
USD	509,145	EUR	376,000	11/13	BRC	429
USD	8,577,336	EUR	6,338,000	11/13	GSC	2,215
USD	698,192	GBP	447,000	12/13	RBS	(25,064)
USD	478,000	INR	29,058,320	10/13	BRC	16,364
USD	224,000	INR	13,543,950	10/13	DUB	8,833
USD	71,000	INR	4,297,080	10/13	JPM	2,734
USD	162,000	INR	9,819,430	10/13	UBS	6,004
USD	39,212	JPY	3,900,000	10/13	GSC	(468)
USD	9,218	JPY	900,000	10/13	UBS	61

Total Forward Foreign Currency Contracts						($199,129)

(g)	Purchased options outstanding as of September 30, 2013 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$1,700,000	$86,445	$59,906

Total Purchased Options						$86,445	$59,906

(h)	Transactions in written options for the six-month period ended September 30, 2013 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2013	4	6,100,000	29,100,000	$210,065
Call Options Written	5	9,400,000	71,900,000	54,518
Put Options Written	5	9,400,000	81,500,000	190,342
Call Options Closed	(7)	—	—	(2,181)
Put Options Closed	(5)	—	(4,300,000)	(30,828)
Call Options Expired	—	—	(76,700,000)	(44,160)
Put Options Expired	(2)	(6,100,000)	(80,100,000)	(159,092)

Outstanding, September 30, 2013	—	18,800,000	21,400,000	$218,664

(i)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($2,427)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(357)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(920)

						$28,450	($3,704)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	01/27/14	RBS	$4,400,000	$30,100	($19,796)

	Based on 3-Month EUR-LIBOR
Call - OTC 2-Year Interest Rate Swap	Receive	0.500%	10/24/13	BRC	EUR 8,800,000	8,710	(3,004)
Call - OTC 2-Year Interest Rate Swap	Receive	0.500%	10/24/13	DUB	600,000	557	(205)

						39,367	(23,005)

	Based on 3-Month USD-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	$2,600,000	7,215	(17,804)
Put - OTC 10-Year Interest Rate Swap	Pay	3.500%	01/27/14	RBS	4,400,000	42,128	(20,758)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	7,000,000	84,000	(20,019)

	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	0.750%	10/24/13	BRC	EUR 8,800,000	16,549	(1,216)
Put - OTC 2-Year Interest Rate Swap	Pay	0.750%	10/24/13	DUB	600,000	955	(83)

						150,847	(59,880)

						$190,214	($82,885)

Total Written Options						$218,664	($86,589)

(j)	Swap agreements outstanding as of September 30, 2013 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC BRL - CDI Compounded	JPM	Pay	7.900%	01/02/15	BRL 100,000	($943)	($357)	($586)
OTC BRL - CDI Compounded	GSC	Pay	8.150%	01/02/15	2,000,000	(16,825)	(4,806)	(12,019)
OTC BRL - CDI Compounded	GSC	Pay	8.255%	01/02/15	1,900,000	(10,551)	2,397	(12,948)
OTC BRL - CDI Compounded	MSC	Pay	8.270%	01/02/15	100,000	(780)	(171)	(609)
OTC BRL - CDI Compounded	DUB	Pay	8.485%	01/02/15	2,300,000	(14,888)	(175)	(14,713)
OTC BRL - CDI Compounded	UBS	Pay	8.560%	01/02/15	7,800,000	(46,894)	3,449	(50,343)
OTC BRL - CDI Compounded	HSB	Pay	8.825%	01/02/15	6,500,000	(540)	39,932	(40,472)
OTC BRL - CDI Compounded	UBS	Pay	8.150%	01/02/17	3,700,000	(109,430)	—	(109,430)
OTC BRL - CDI Compounded	MSC	Pay	8.220%	01/02/17	4,700,000	(134,784)	(249)	(134,535)
OTC BRL - CDI Compounded	GSC	Pay	8.300%	01/02/17	3,000,000	(81,746)	3,861	(85,607)
OTC US CPI Urban Consumers NSA	GSC	Receive	2.415%	02/12/17	$600,000	(13,455)	—	(13,455)
OTC US CPI Urban Consumers NSA	CIT	Receive	2.250%	07/15/17	4,100,000	(84,211)	984	(85,195)
OTC US CPI Urban Consumers NSA	DUB	Receive	2.250%	07/15/17	3,800,000	(78,049)	3,520	(81,569)
OTC US CPI Urban Consumers NSA	RBS	Receive	2.250%	07/15/17	2,600,000	(53,402)	(2,517)	(50,885)
OTC France CPI Excluding Tobacco	MSC	Pay	2.000%	02/01/18	EUR 700,000	22,770	281	22,489
OTC France CPI Excluding Tobacco	RBS	Pay	2.000%	02/01/18	100,000	3,253	108	3,145
OTC France CPI Excluding Tobacco	CIT	Pay	2.150%	04/01/21	100,000	3,553	1,560	1,993
OTC France CPI Excluding Tobacco	DUB	Pay	2.150%	04/01/21	400,000	14,213	7,362	6,851
OTC France CPI Excluding Tobacco	GSC	Pay	2.150%	04/01/21	600,000	21,319	4,446	16,873
OTC France CPI Excluding Tobacco	MSC	Pay	2.150%	04/01/21	900,000	31,978	(3,280)	35,258
OTC France CPI Excluding Tobacco	BRC	Pay	1.950%	07/25/21	1,400,000	6,567	(9,502)	16,069
OTC US CPI Urban Consumers NSA	DUB	Receive	2.500%	07/15/22	$2,000,000	(30,991)	29,720	(60,711)
CME 6-Month JPY LIBOR	CME	Receive	1.000%	09/18/23	JPY 330,000,000	(45,412)	(25,259)	(20,153)
CME 3-Month USD LIBOR	CME	Receive	3.500%	12/18/43	$2,300,000	87,639	119,520	(31,881)

Total Swap Agreements						($531,609)	$170,824	($702,433)

(k)	As of September 30, 2013, investments with a total aggregate value of $639,931 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts. In addition, $45,000 in cash was segregated as collateral for open futures contracts and swap contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,647,080	$—	$1,647,080	$—
	Mortgage-Backed Securities	4,207,949	—	4,207,949	—
	Asset-Backed Securities	4,329,917	—	4,329,917	—
	U.S. Treasury Obligations	154,507,260	—	154,507,260	—
	Foreign Government Bonds & Notes	8,667,163	—	8,667,163	—
	Short-Term Investments	2,342,864	1,190,024	1,152,840	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	123,155	—	123,155	—
	Interest Rate Contracts
	Futures	115,640	115,640	—	—
	Purchased Options	59,906	—	59,906	—
	Swaps	191,292	—	191,292	—

	Total Interest Rate Contracts	366,838	115,640	251,198	—

	Total Assets - Derivatives	489,993	115,640	374,353	—

	Total Assets	176,192,226	1,305,664	174,886,562	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(322,284)	—	(322,284)	—
	Interest Rate Contracts
	Futures	(66,179)	(66,179)	—	—
	Written Options	(86,589)	—	(82,885)	(3,704)
	Swaps	(722,901)	—	(722,901)	—

	Total Interest Rate Contracts	(875,669)	(66,179)	(805,786)	(3,704)

	Total Liabilities - Derivatives	(1,197,953)	(66,179)	(1,128,070)	(3,704)

	Total Liabilities	(1,197,953)	(66,179)	(1,128,070)	(3,704)

	Total	$174,994,273	$1,239,485	$173,758,492	($3,704)

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($5,174,583)	$—	($5,174,583)	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 13.1%

Consumer Discretionary - 0.0%

General Motors Co Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	$-

Consumer Staples - 0.3%

Anheuser-Busch InBev Worldwide Inc 0.814% due 01/27/14 §	$1,200,000	1,202,354
Reynolds American Inc
6.750% due 06/15/17	200,000	231,311
7.625% due 06/01/16	100,000	117,263

		1,550,928

Energy - 0.1%

Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	224,691
Petrobras International Finance Co (Cayman) 5.875% due 03/01/18	400,000	430,622

		655,313

Financials - 10.4%

Ally Financial Inc
3.652% due 06/20/14 §	4,600,000	4,669,230
4.500% due 02/11/14	500,000	505,805
4.625% due 06/26/15	300,000	310,512
8.300% due 02/12/15	600,000	648,000
American International Group Inc
5.450% due 05/18/17	100,000	111,986
6.250% due 03/15/87	1,000,000	985,000
Banco Santander Brasil SA (Brazil)
2.352% due 03/18/14 § ~	600,000	599,399
4.250% due 01/14/16 ~	300,000	308,250
Banco Santander Chile (Chile) 1.866% due 01/19/16 § ~	1,000,000	1,007,500
Bank of America Corp 4.500% due 04/01/15	4,800,000	5,043,024
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	100,000	103,990
Banque PSA Finance SA (France) 2.174% due 04/04/14 § ~	600,000	597,748
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	3,971,000
BNP Paribas SA (France) 1.169% due 01/10/14 §	1,000,000	1,001,907
BPCE SA (France) 2.375% due 10/04/13 ~	100,000	100,031
CIT Group Inc 5.250% due 04/01/14 ~	100,000	101,875
Citigroup Inc
4.587% due 12/15/15	2,300,000	2,461,550
5.500% due 10/15/14	1,200,000	1,257,847
Credit Agricole Home Loan SFH (France) 1.016% due 07/21/14 § ~	1,400,000	1,406,999
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	300,000	301,574
Daimler Finance North America LLC 0.870% due 01/09/15 § ~	2,000,000	2,007,702
Dexia Credit Local SA (France) 0.744% due 04/29/14 § ~	800,000	800,654
Ford Motor Credit Co LLC
7.000% due 04/15/15	500,000	543,785
8.700% due 10/01/14	200,000	215,241
HBOS PLC (United Kingdom) 0.959% due 09/06/17 §	8,100,000	7,729,425
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	200,000	201,065

	Principal Amount	Value
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	$1,700,000	$1,739,666
5.500% due 03/25/15 ~	600,000	622,264
Intesa Sanpaolo SPA (Italy) 2.662% due 02/24/14 § ~	500,000	502,805
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,407,777
Lloyds Bank PLC (United Kingdom) 12.000% § ~ ±	$1,000,000	1,342,500
National Australia Bank Ltd (Australia) 0.989% due 04/11/14 § ~	1,400,000	1,405,162
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	100,000	100,504
Nordea Eiendomskreditt AS (Norway) 0.691% due 04/07/15 § ~	900,000	901,775
RCI Banque SA (France) 2.139% due 04/11/14 § ~	1,300,000	1,303,691
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	5,014,571
SLM Corp
2.632% due 10/01/14 § ^	$100,000	97,335
5.000% due 10/01/13	2,600,000	2,600,000
6.250% due 01/25/16	100,000	106,875
Springleaf Finance Corp 4.125% due 11/29/13 ~	EUR 1,000,000	1,352,964
SSIF Nevada LP 0.968% due 04/14/14 § ~	$3,300,000	3,312,715
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,029,052
Stone Street Trust 5.902% due 12/15/15 ~	700,000	757,942
Volkswagen International Finance NV (Netherlands) 0.858% due 04/01/14 § ~	995,000	997,433

		61,586,130

Health Care - 0.2%

AbbVie Inc 1.027% due 11/06/15 §	1,200,000	1,212,120

Industrials - 0.9%

International Lease Finance Corp 5.750% due 05/15/16	100,000	106,549
United Technologies Corp 0.530% due 12/02/13 §	5,100,000	5,103,116

		5,209,665

Materials - 0.9%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	3,600,000	3,546,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	728,000
Gerdau Holdings Inc 7.000% due 01/20/20 ~	400,000	428,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	669,000

		5,371,000

Telecommunication Services - 0.2%

Verizon Communications Inc 0.858% due 03/28/14 §	900,000	901,898

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Utilities - 0.1%

Electricite de France SA (France) 5.500% due 01/26/14 ~	$200,000	$203,132
Entergy Corp 3.625% due 09/15/15	500,000	518,423

		721,555

Total Corporate Bonds & Notes (Cost $75,555,904)		77,208,609

SENIOR LOAN NOTES - 0.4%

Financials - 0.2%

Springleaf Finance Corp 5.500% due 05/10/17 §	960,000	962,640

Health Care - 0.2%

Health Management Associates Term B 3.500% due 11/18/18 §	1,500,000	1,501,742

Total Senior Loan Notes (Cost $2,460,819)		2,464,382

MORTGAGE-BACKED SECURITIES - 47.4%

Collateralized Mortgage Obligations - Commercial - 0.8%

Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50 "	200,000	226,110
Credit Suisse Commercial Mortgage Trust 5.467% due 09/15/39 "	858,432	938,969
JPMorgan Chase Commercial Mortgage Securities Trust 4.070% due 11/15/43 " ~	500,000	526,528
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	455,865	511,282
Merrill Lynch Floating Trust 0.719% due 07/09/21 " § ~	342,905	342,352
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,514,056	1,664,263
Silenus European Loan Conduit Ltd (Ireland) 0.376% due 05/15/19 " § ~	EUR 33,360	43,213
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	$600,000	664,949

		4,917,666

Collateralized Mortgage Obligations - Residential - 2.8%

Alternative Loan Trust 2.735% due 06/25/37 " §	361,334	293,693
Arran Residential Mortgages Funding PLC (United Kingdom) 1.626% due 05/16/47 " § ~	EUR 824,396	1,131,640
Banc of America Funding Trust 2.666% due 05/25/35 " §	$97,344	98,888
Banc of America Mortgage Trust 2.748% due 07/25/33 " §	46,042	46,363
BCAP LLC Trust 5.238% due 03/26/37 " § ~	94,327	87,058
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/35 " §	43,713	44,005
2.430% due 10/25/35 " §	309,784	299,806
2.604% due 08/25/33 " §	119,009	120,497
2.793% due 03/25/35 " §	75,947	76,082
2.925% due 01/25/35 " §	1,231,056	1,171,354

	Principal Amount	Value
Bear Stearns Alt-A Trust
2.638% due 11/25/36 " §	$87,907	$58,903
2.667% due 05/25/35 " §	54,545	50,576
2.735% due 09/25/35 " §	64,181	53,226
Chase Mortgage Finance Trust 5.714% due 09/25/36 " §	218,071	195,034
Chevy Chase Funding LLC 0.429% due 08/25/35 " § ~	60,184	51,639
Citigroup Mortgage Loan Trust
2.290% due 09/25/35 " §	51,093	50,271
2.510% due 10/25/35 " §	93,711	91,169
Countrywide Home Loan Mortgage Pass-Through Trust 0.499% due 03/25/35 " §	28,322	22,802
Credit Suisse First Boston Mortgage Securities Corp
0.822% due 03/25/32 " § ~	4,144	3,778
6.000% due 11/25/35 " Ω	99,651	81,817
Downey Saving and Loan Association Mortgage Loan Trust 0.361% due 04/19/47 " § Ω	279,975	64,031
Fannie Mae
0.379% due 10/27/37 " §	3,400,000	3,402,871
0.489% due 04/25/37 " §	102,109	102,101
0.629% due 09/25/35 " §	231,985	232,423
1.625% due 11/25/23 " §	168,209	172,739
Freddie Mac
1.359% due 10/25/44 " §	41,265	42,462
1.554% due 07/25/44 " §	217,641	221,676
8.000% due 04/15/30 "	210,668	250,126
Granite Master Issuer PLC (United Kingdom)
0.347% due 12/20/54 " § ~	EUR 472,520	632,218
0.407% due 12/20/54 " § ~	760,090	1,016,977
0.440% due 12/20/54 " §	$377,684	372,019
Granite Mortgages PLC (United Kingdom)
0.600% due 01/20/44 " § ~	EUR 24,160	32,300
0.890% due 01/20/44 " § ~	GBP 24,449	39,195
0.898% due 09/20/44 " § ~	131,929	211,284
HarborView Mortgage Loan Trust
0.351% due 12/19/36 " § Ω	$535,650	349,715
0.371% due 01/19/38 " §	178,588	142,393
0.401% due 05/19/35 " §	31,527	25,864
JPMorgan Mortgage Trust
4.058% due 02/25/35 " §	17,283	17,448
5.254% due 07/25/35 " §	245,650	253,826
5.750% due 01/25/36 " Ω	41,104	37,780
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/36 " §	43,494	39,844
2.248% due 11/25/35 " §	2,899,087	2,725,585
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	145,434	147,541
Mellon Residential Funding Corp Mortgage Trust 0.664% due 06/15/30 " §	7,893	7,829
Reperforming Loan REMIC Trust 0.519% due 06/25/35 " § ~	103,536	90,346
Residential Accredit Loans Inc Trust
0.359% due 06/25/46 " §	89,646	38,765
6.000% due 06/25/36 " Ω	227,700	178,578
Residential Asset Securitization Trust 0.579% due 05/25/33 " §	6,304	6,151
Structured Asset Mortgage Investments II Trust 0.399% due 05/25/36 " §	191,730	121,227
Structured Asset Securities Corp Mortgage
2.486% due 08/25/32 " §	23,214	23,030
2.653% due 10/28/35 " § ~	43,570	41,196

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage
0.489% due 01/25/45 " §	$23,676	$22,022
0.499% due 01/25/45 " §	24,562	22,786
1.553% due 08/25/42 " §	4,215	3,849
2.204% due 02/27/34 " §	6,923	6,870
2.454% due 09/25/46 " §	88,020	82,563
4.850% due 02/25/37 " §	460,709	427,275
Wells Fargo Mortgage-Backed Securities Trust
2.623% due 12/25/34 " §	83,597	84,468
2.642% due 03/25/36 " §	586,172	563,656
2.680% due 04/25/36 " § Ω	70,201	65,561

		16,347,191

Fannie Mae - 42.6%

1.359% due 10/01/44 " §	35,239	35,768
2.176% due 09/01/35 " §	164,145	173,993
2.310% due 08/01/22 "	500,000	475,152
2.492% due 11/01/34 " §	123,972	133,905
2.655% due 12/01/35 " §	29,235	31,206
2.812% due 11/01/32 " §	143,171	152,811
2.870% due 09/01/27 "	500,000	449,600
3.000% due 09/01/21 - 11/19/27 "	40,517,950	41,970,673
3.500% due 02/01/27 - 11/19/27 "	32,252,454	33,932,036
4.000% due 07/01/25 - 10/01/42 "	48,137,498	50,472,920
4.419% due 12/01/36 " §	14,362	15,224
4.500% due 07/01/18 - 08/01/41 "	45,349,886	48,504,337
5.000% due 02/01/25 - 11/10/40 "	38,969,800	42,272,624
5.500% due 12/01/20 - 10/13/40 "	19,693,978	21,440,706
6.000% due 09/01/22 - 05/01/41 "	10,436,531	11,412,663
6.500% due 03/01/17 "	18,192	19,363

		251,492,981

Freddie Mac - 0.7%

2.375% due 11/01/31 " §	5,972	6,298
2.384% due 04/01/32 " §	22,456	23,844
2.425% due 09/01/35 " §	21,783	22,981
2.473% due 06/01/35 " §	194,487	207,185
2.995% due 09/01/35 " §	107,514	114,443
4.500% due 09/01/41 "	450,844	481,091
5.500% due 03/01/23 - 05/01/40 "	2,862,006	3,100,886
6.000% due 12/01/22 - 03/01/23 "	68,138	74,089

		4,030,817

Government National Mortgage Association - 0.5%

5.000% due 04/15/38 - 04/15/39 "	3,054,096	3,326,704

Total Mortgage-Backed Securities (Cost $277,198,638)		280,115,359

ASSET-BACKED SECURITIES - 2.9%

Argent Securities Inc 1.004% due 02/25/34 " §	1,336,614	1,204,553
Asset Backed Funding Certificates Trust 0.879% due 06/25/34 " §	100,535	94,862
Auto ABS (Italy) 0.364% due 10/25/20 " § ~	EUR 70,411	95,280
Bear Stearns Asset Backed Securities Trust
0.379% due 12/25/36 " §	$474,863	430,080
2.996% due 10/25/36 " §	128,832	124,214
CIT Mortgage Loan Trust 1.429% due 10/25/37 § " ~	3,160,055	3,155,653
Citibank Omni Master Trust 2.932% due 08/15/18 " § ~	3,200,000	3,267,661
Countrywide Asset-Backed Certificates
0.279% due 08/25/37 " §	2,697,664	2,659,212
0.529% due 05/25/46 " § ~	2,422,708	2,259,088

	Principal Amount	Value
Halcyon Structured Asset Management Long Secured/Short Unsecured Ltd CLO (Cayman) 0.490% due 08/07/21 " § ~	$1,709,727	$1,691,576
Hillmark Funding CDO (Cayman) 0.513% due 05/21/21 " § ~	1,100,000	1,065,292
HSBC Home Equity Loan Trust 0.330% due 03/20/36 " §	380,981	374,378
Long Beach Mortgage Loan Trust 0.739% due 10/25/34 " §	18,554	17,585
Park Place Securities Inc 0.439% due 09/25/35 " §	138,718	135,676
Securitized Asset-Backed Receivables LLC Trust 0.309% due 05/25/37 " § Ω	123,725	66,747
United States Small Business Administration 4.754% due 08/10/14 "	14,851	15,138
Wood Street BV CLO (Netherlands) 0.544% due 11/22/21 " § ~	EUR 433,888	576,915

Total Asset-Backed Securities (Cost $16,459,882)		17,233,910

U.S. GOVERNMENT AGENCY ISSUES - 8.9%

Fannie Mae
0.875% due 08/28/17	$4,400,000	4,361,905
0.875% due 12/20/17	400,000	393,539
0.875% due 02/08/18	1,000,000	979,096
0.875% due 05/21/18	200,000	194,617
1.125% due 04/27/17	1,800,000	1,807,873
1.250% due 01/30/17	4,200,000	4,250,555
1.875% due 09/18/18	100,000	101,248
5.000% due 02/13/17	900,000	1,021,074
5.000% due 05/11/17	1,800,000	2,051,388
5.375% due 06/12/17	3,500,000	4,041,898
Freddie Mac
0.875% due 03/07/18	300,000	293,480
1.000% due 03/08/17	3,000,000	3,011,850
1.000% due 06/29/17	13,200,000	13,184,107
1.000% due 07/28/17	7,300,000	7,286,086
1.000% due 09/29/17	6,300,000	6,254,980
1.250% due 05/12/17	700,000	705,455
3.750% due 03/27/19	1,200,000	1,322,815
5.500% due 08/23/17	900,000	1,050,732

Total U.S. Government Agency Issues (Cost $52,388,387)		52,312,698

U.S. TREASURY OBLIGATIONS - 25.6%

U.S. Treasury Inflation Protected Securities - 7.1%

0.125% due 04/15/17 ^	925,605	955,217
0.125% due 04/15/18 ^	202,104	208,372
0.125% due 01/15/22 ^	206,414	204,035
0.125% due 07/15/22 ^	2,234,716	2,203,466
0.625% due 07/15/21 ^	4,249,322	4,427,428
1.125% due 01/15/21 ^	3,310,304	3,566,723
1.250% due 07/15/20 ^	642,666	703,794
1.375% due 01/15/20 ^	324,066	355,751
1.750% due 01/15/28 ^	3,568,064	4,001,805
2.000% due 01/15/26 ^ ‡	2,942,300	3,399,507
2.125% due 02/15/40 ^ ‡	6,376,425	7,553,570
2.375% due 01/15/25 ^	4,833,036	5,775,855
2.375% due 01/15/27 ^	6,139,096	7,397,132
3.625% due 04/15/28 ^	722,125	999,804

		41,752,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 18.5%

0.625% due 04/30/18	$13,700,000	$13,320,579
0.750% due 12/31/17	700,000	688,351
0.750% due 02/28/18	6,300,000	6,179,166
0.750% due 03/31/18	17,600,000	17,231,491
0.875% due 01/31/18	2,600,000	2,567,094
0.875% due 07/31/19 ‡	18,300,000	17,478,641
1.000% due 05/31/18	10,000,000	9,874,610
1.000% due 06/30/19	2,900,000	2,796,235
1.000% due 08/31/19	4,100,000	3,935,360
1.000% due 09/30/19	500,000	479,141
1.000% due 11/30/19	300,000	286,266
1.125% due 03/31/20	8,000,000	7,626,248
1.125% due 04/30/20	800,000	760,782
1.250% due 10/31/19	2,300,000	2,234,234
1.250% due 02/29/20	1,800,000	1,732,991
1.375% due 06/30/18	200,000	200,602
1.375% due 07/31/18	200,000	200,414
1.500% due 08/31/18 ‡	21,200,000	21,348,230
3.500% due 02/15/18	200,000	219,812

		109,160,247

Total U.S. Treasury Obligations (Cost $154,701,302)		150,912,706

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	137,403
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	140,182
Italy Buoni Poliennali del Tesoro (Italy) 2.500% due 03/01/15	800,000	1,098,352
Italy Certificati di Credito del Tesoro (Italy) 1.743% due 06/30/15	600,000	785,849
Province of Ontario (Canada)
1.650% due 09/27/19	$200,000	192,798
3.000% due 07/16/18	100,000	105,641
3.150% due 06/02/22	CAD 2,000,000	1,923,499
5.500% due 06/02/18	100,000	110,681
Province of Quebec (Canada)
3.500% due 07/29/20	$600,000	629,000
3.500% due 12/01/22	CAD 800,000	781,492
4.250% due 12/01/21	900,000	937,632
Spain Letras del Tesoro (Spain) 1.106% due 04/16/14	EUR 2,200,000	2,962,101

Total Foreign Government Bonds & Notes (Cost $9,971,663)		9,804,630

MUNICIPAL BONDS - 4.1%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$1,000,000	1,297,610
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	800,000	600,368
City of North Las Vegas NV 6.572% due 06/01/40	900,000	761,373
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	200,000	248,676
Dallas/Fort Worth International Airport TX ‘G’ 5.000% due 11/01/26	2,900,000	3,069,795

	Principal Amount	Value
Irvine Ranch Water District Joint Powers Agency CA 2.388% due 03/15/14	$900,000	$901,755
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	414,472
Massachusetts School Building Authority ‘B’ 5.000% due 08/15/28	2,000,000	2,226,900
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,374,833
New York Liberty Development Corp 5.750% due 11/15/51	3,200,000	3,424,384
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	108,824
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,657,216
State of California
7.500% due 04/01/34	100,000	127,006
7.600% due 11/01/40	1,400,000	1,845,284
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	800,000	632,256
University of Arizona 6.423% due 08/01/35	2,700,000	3,039,255
University of California 6.270% due 05/15/31	500,000	538,835

Total Municipal Bonds (Cost $23,712,735)		24,268,842

SHORT-TERM INVESTMENTS - 24.4%

Commercial Paper - 1.5%

Hewlett Packard Co 0.950% due 10/30/13	5,900,000	5,895,485
Santander SA 2.427% due 01/02/14	3,300,000	3,293,362

		9,188,847

Foreign Government Issues - 2.6%

Italy Buoni Ordinari del Tesoro BOT (Italy)
0.541% due 12/23/13	EUR 4,400,000	5,946,095
0.772% due 02/28/14	1,800,000	2,428,166
0.826% due 03/14/14	3,600,000	4,855,042
1.089% due 09/12/14	1,400,000	1,873,623

		15,102,926

U.S. Government Agency Issues - 9.6%

Federal Home Loan Banks
0.020% due 01/03/14	$40,400,000	40,397,868
0.040% due 12/11/13	3,800,000	3,799,924
0.045% due 12/27/13	12,300,000	12,299,705
0.050% due 11/27/13	300,000	299,995

		56,797,492

U.S. Treasury Bills - 5.5%

0.028% due 12/12/13	26,700,000	26,699,466
0.068% due 02/27/14	4,800,000	4,799,875
0.023% due 10/10/13 ‡	767,000	766,993

		32,266,334

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 5.1%

Merrill Lynch 0.080% due 10/01/13 (Dated 09/30/13, repurchase price of $13,600,030; collateralized by U.S. Treasury Note: 1.380% due 09/30/18 and value $13,879,830)	$13,600,000	$13,600,000
The Royal Bank of Scotland Group PLC 0.060% due 10/02/13 (Dated 10/01/13, repurchase price of $16,500,028; collateralized by U.S. Treasury Note: 3.250% due 07/31/16 and value $16,816,442)	16,500,000	16,500,000

		30,100,000

	Shares

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	768,363	768,363

Total Short-Term Investments (Cost $143,925,206)		144,223,962

TOTAL INVESTMENTS - 128.5% (Cost $756,374,536)		758,545,098

TOTAL SECURITIES SOLD SHORT - (0.2%) (See Note (d) in Notes to Schedule of Investments) (Proceeds $1,027,188)		(1,048,906)

OTHER ASSETS & LIABILITIES, NET - (28.3%)		(167,230,657)

NET ASSETS - 100.0%		$590,265,535

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	47.4%
U.S. Treasury Obligations	25.6%
Short-Term Investments	24.4%
Corporate Bonds & Notes	13.1%
U.S. Government Agency Issues	8.9%
Municipal Bonds	4.1%
Others (each less than 3.0%)	5.0%

	128.5%
Securities Sold Short	(0.2%	)
Other Assets & Liabilities, Net	(28.3%	)

	100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	0.9%
A-1 (Short-Term debt only)	16.2%
AA/U.S. Government & Agency Issues	64.2%
A	5.6%
BBB	3.5%
BB	1.6%
B	1.4%
CCC	1.5%
CC	0.1%
D	0.1%
Not Rated	4.9%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(d)	Securities sold short outstanding as of September 30, 2013 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.2%)
Fannie Mae
4.000% due 10/10/43	$1,000,000	($1,048,906)

Total Securities Sold Short (Proceeds $1,027,188)		($1,048,906)

(e)	Investments with a total aggregate value of $844,229 or 0.1% of the net assets were in default as of September 30, 2013.

(f)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (09/14)	MER	10	EUR 10,000,000	($182)
Euribor (12/14)	MER	11	11,000,000	(758)
Euribor (03/15)	MER	13	13,000,000	(1,556)
Euribor (06/15)	MER	13	13,000,000	(2,435)
Eurodollar (06/15)	MER	693	$693,000,000	415,234
Eurodollar (09/15)	MER	154	154,000,000	28,091
Eurodollar (12/15)	MER	381	381,000,000	(171,528)
Eurodollar (03/16)	MER	28	28,000,000	(27,648)
U.S. Treasury 5-Year Notes (12/13)	MER	352	35,200,000	697,973
U.S. Treasury 10-Year Notes (12/13)	MER	125	12,500,000	332,656

Total Futures Contracts				$1,269,847

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(g)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2013 was $576,586 at a weighted average interest rate of 0.108%.

(h)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	249,400	USD	103,286	10/13	MSC	$9,185
BRL	249,400	USD	109,216	11/13	MSC	2,324
CAD	698,000	USD	675,346	12/13	CIT	843
DKK	570,000	USD	101,416	11/13	HSB	2,018
EUR	1,637,000	USD	2,185,698	12/13	MSC	29,371
MXN	1,979,525	USD	149,307	12/13	JPM	955
USD	109,989	BRL	249,400	10/13	MSC	(2,482)
USD	5,674,916	CAD	5,821,000	12/13	CIT	35,812
USD	11,938,655	EUR	8,967,000	12/13	CIT	(194,834)
USD	3,698,292	EUR	2,742,000	12/13	JPM	(11,981)
USD	5,839,398	EUR	4,400,000	12/13	RBS	(114,456)
USD	395,658	EUR	300,000	02/14	DUB	(10,374)
USD	1,999,970	EUR	1,494,000	02/14	GSC	(22,068)
USD	2,924,064	EUR	2,189,000	03/14	GSC	(38,754)
USD	126,735	EUR	100,000	04/14	CIT	(8,624)
USD	6,636,726	GBP	4,249,000	12/13	RBS	(238,244)
USD	521,641	JPY	51,800,000	10/13	DUB	(5,401)
USD	21,427	JPY	2,100,000	10/13	GSC	60

Total Forward Foreign Currency Contracts						($566,650)

(i)	Transactions in written options for the six-month period ended September 30, 2013 were as follows:

	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2013	10,000,000	57,300,000	$245,423
Call Options Written	—	72,000,000	98,552
Put Options Written	—	110,900,000	506,037
Put Options Closed	—	(5,600,000)	(30,350)
Call Options Expired	—	(70,100,000)	(119,025)
Put Options Expired	(1,200,000)	(94,000,000)	(397,788)

Outstanding, September 30, 2013	8,800,000	70,500,000	$302,849

(j)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Credit Default Swaptions – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC CDX IG 20 5Y Index	1.100%	12/18/13	MSC	$800,000	$1,580	($208)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying comprising the referenced index. The fund is only obligated if the swaption is exercised.

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,490)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(715)

						$18,060	($2,205)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	01/27/14	GSC	$22,200,000	$37,207	($53,526)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	01/27/14	RBS	900,000	5,400	(4,049)

	Based on 3-Month EUR-LIBOR
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BRC	EUR 2,200,000	4,253	(2,483)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	GSC	2,200,000	4,537	(2,483)

						51,397	(62,541)

	Based on 3-Month USD-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	10/18/13	DUB	$4,400,000	19,140	(2,169)
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	10/18/13	GSC	5,600,000	17,220	(2,760)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	11,700,000	32,220	(80,117)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	01/27/14	GSC	22,200,000	146,720	(126,835)
Put - OTC 10-Year Interest Rate Swap	Pay	3.500%	01/27/14	RBS	900,000	7,155	(4,246)

	Based on 3-Month EUR-LIBOR
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BRC	EUR 2,200,000	4,820	(2,596)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	GSC	2,200,000	4,537	(2,596)

						231,812	(221,319)

						$283,209	($283,860)

Total Written Options						$302,849	($286,273)

(k)	Swap agreements outstanding as of September 30, 2013 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Berkshire Hathaway Inc	1.000%	12/20/13	BRC	0.091%	$200,000	$470	$1,131	($661)
General Electric Capital Corp	4.000%	12/20/13	CIT	0.192%	200,000	1,956	—	1,956
General Electric Capital Corp	4.230%	12/20/13	DUB	0.192%	200,000	2,074	—	2,074
General Electric Capital Corp	4.325%	12/20/13	CIT	0.192%	200,000	2,122	—	2,122
General Electric Capital Corp	4.400%	12/20/13	BRC	0.192%	200,000	2,179	—	2,179
General Electric Capital Corp	4.500%	12/20/13	BRC	0.192%	300,000	3,317	—	3,317
General Electric Capital Corp	4.700%	12/20/13	BRC	0.192%	400,000	4,627	—	4,627
General Electric Capital Corp	4.750%	12/20/13	DUB	0.192%	400,000	4,679	—	4,679
MetLife Inc	1.000%	12/20/14	CIT	0.195%	1,800,000	18,410	(43,994)	62,404
Mexico Government	1.000%	03/20/15	BRC	0.549%	400,000	2,785	(9,000)	11,785
Mexico Government	1.000%	03/20/15	CIT	0.549%	400,000	2,785	(9,184)	11,969
Mexico Government	1.000%	03/20/15	DUB	0.549%	200,000	1,393	(4,592)	5,985
Brazilian Government	1.000%	06/20/15	DUB	0.930%	1,000,000	1,506	(10,975)	12,481
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.091%	1,100,000	17,678	10,163	7,515
Brazilian Government	1.000%	06/20/15	HSB	0.930%	1,000,000	1,506	(10,975)	12,481
Brazilian Government	1.000%	09/20/15	BRC	0.985%	1,000,000	603	(7,735)	8,338
Mexico Government	1.000%	09/20/15	BRC	0.620%	1,000,000	7,805	(7,735)	15,540
Brazilian Government	1.000%	09/20/15	HSB	0.985%	600,000	362	(5,961)	6,323
Brazilian Government	1.000%	09/20/15	UBS	0.985%	500,000	301	(4,731)	5,032
MetLife Inc	1.000%	12/20/15	CIT	0.400%	800,000	10,932	(29,083)	40,015
General Electric Capital Corp	1.000%	12/20/15	MSC	0.417%	500,000	6,643	(9,796)	16,439
Brazilian Government	1.000%	03/20/16	CIT	1.120%	2,200,000	(5,817)	(15,567)	9,750
Mexico Government	1.000%	03/20/16	CIT	0.699%	1,100,000	8,501	(8,978)	17,479
Mexico Government	1.000%	03/20/16	DUB	0.699%	700,000	5,410	(5,135)	10,545
Berkshire Hathaway Finance Corp	1.000%	06/20/16	CIT	0.404%	900,000	14,869	(2,156)	17,025
Brazilian Government	1.000%	06/20/16	CIT	1.197%	700,000	(3,501)	(2,363)	(1,138)
Brazilian Government	1.000%	09/20/16	GSC	1.261%	200,000	(1,467)	(1,217)	(250)
Mexico Government	1.000%	09/20/16	JPM	0.781%	100,000	676	577	99
Indonesia Government	1.000%	09/20/16	UBS	1.634%	100,000	(1,806)	(1,578)	(228)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Government	1.000%	06/20/17	DUB	1.955%	$200,000	($6,736)	($5,884)	($852)
Indonesia Government	1.000%	06/20/17	UBS	1.955%	800,000	(26,944)	(24,192)	(2,752)

						$77,318	($208,960)	$286,278

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ICE - CDX IG 21 5Y	1.000%	12/20/18	ICE	$9,400,000	$85,828	$92,554	($6,726)
ICE - CDX IG 20 10Y	1.000%	06/20/23	ICE	9,600,000	(191,054)	(212,783)	21,729

					($105,226)	($120,229)	$15,003

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - CDX EM 13 5Y	5.000%	06/20/15	BRC	$1,700,000	$54,657	$99,450	($44,793)
OTC - CDX EM 13 5Y	5.000%	06/20/15	DUB	900,000	28,936	117,500	(88,564)
OTC - CDX EM 13 5Y	5.000%	06/20/15	HSB	1,200,000	38,581	135,550	(96,969)
OTC - CDX EM 13 5Y	5.000%	06/20/15	MSC	900,000	28,936	101,250	(72,314)
OTC - CDX IG 9 10Y	0.548%	12/20/17	GSC	96,450	1,655	—	1,655

					$152,765	$453,750	($300,985)

					$124,857	$124,561	$296

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$53,300,000	$309,010	$410,773	($101,763)
OTC - 28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	2,614	552	2,062
OTC - 28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	2,100,000	4,990	820	4,170
OTC - 28-Day MXN TIIE	MSC	Pay	5.600%	09/06/16	1,400,000	3,360	280	3,080
OTC - 28-Day MXN TIIE	GSC	Pay	8.170%	11/04/16	1,200,000	9,677	1,757	7,920
OTC - 28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	13,000,000	17,507	(10,195)	27,702
OTC - 28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	5,000,000	8,073	(1,920)	9,993
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	3,000,000	4,844	(1,453)	6,297
CME - 3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	$14,500,000	94,646	24,041	70,605
OTC - 1-Day USD Federal Funds	CME	Pay	1.000%	10/15/17	35,300,000	(392,182)	(41,606)	(350,576)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 28-Day MXN TIIE	BRC	Pay	6.000%	09/02/22	MXN 27,000,000	($60,855)	($14,093)	($46,762)
CME - 6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 200,000,000	(28,081)	10,403	(38,484)
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$16,000,000	2,798,328	1,026,733	1,771,595
CME - 3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	17,300,000	659,196	993,858	(334,662)

						$3,431,127	$2,399,950	$1,031,177

Total Swap Agreements						$3,555,984	$2,524,511	$1,031,473

(l)	As of September 30, 2013, investments with a total aggregate value of $3,469,702 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts. In addition, $1,287,000 in cash was segregated as collateral for open futures contracts and swap contracts.

(m)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$77,208,609	$—	$77,208,609	$—
	Senior Loan Notes	2,464,382	—	2,464,382	—
	Mortgage-Backed Securities	280,115,359	—	280,115,359	—
	Asset-Backed Securities	17,233,910	—	17,233,910	—
	U.S. Government Agency Issues	52,312,698	—	52,312,698	—
	U.S. Treasury Obligations	150,912,706	—	150,912,706	—
	Foreign Government Bonds & Notes	9,804,630	—	9,804,630	—
	Municipal Bonds	24,268,842	—	24,268,842	—
	Short-Term Investments	144,223,962	768,363	143,455,599	—
	Derivatives:
	Credit Contracts
	Swaps	362,182	—	362,182	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	80,568	—	80,568	—
	Interest Rate Contracts
	Futures	1,473,954	1,473,954	—	—
	Swaps	3,912,245	—	3,912,245	—

	Total Interest Rate Contracts	5,386,199	1,473,954	3,912,245	—

	Total Assets - Derivatives	5,828,949	1,473,954	4,354,995	—

	Total Assets	764,374,047	2,242,317	762,131,730	—

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(1,048,906)	—	(1,048,906)	—
	Derivatives:
	Credit Contracts
	Written Options	(208)	—	(208)	—
	Swaps	(237,325)	—	(237,325)	—

	Total Credit Contracts	(237,533)	—	(237,533)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(647,218)	—	(647,218)	—
	Interest Rate Contracts
	Futures	(204,107)	(204,107)	—	—
	Written Options	(286,065)	—	(283,860)	(2,205)
	Swaps	(481,118)	—	(481,118)	—

	Total Interest Rate Contracts	(971,290)	(204,107)	(764,978)	(2,205)

	Total Liabilities - Derivatives	(1,856,041)	(204,107)	(1,649,729)	(2,205)

	Total Liabilities	(2,904,947)	(204,107)	(2,698,635)	(2,205)

	Total	$761,469,100	$2,038,210	$759,433,095	($2,205)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.4%

Consumer Discretionary - 4.6%

AutoZone Inc
5.500% due 11/15/15	$110,000	$120,035
5.750% due 01/15/15	90,000	95,633
Brinker International Inc 2.600% due 05/15/18	90,000	89,766
Carnival Corp (Panama) 1.200% due 02/05/16	225,000	223,757
COX Communications Inc 5.450% due 12/15/14	161,000	170,130
DIRECTV Holdings LLC
1.750% due 01/15/18	340,000	328,221
3.550% due 03/15/15	200,000	207,188
4.750% due 10/01/14	850,000	883,659
DISH DBS Corp 4.250% due 04/01/18	500,000	503,125
Dollar General Corp 4.125% due 07/15/17	340,000	361,718
DR Horton Inc 4.750% due 05/15/17	325,000	341,250
Easton-Bell Sports Inc 9.750% due 12/01/16	130,000	137,964
General Motors Co 3.500% due 10/02/18 ~	450,000	451,125
Hasbro Inc 6.125% due 05/15/14	135,000	139,398
NBCUniversal Enterprise Inc 0.953% due 04/15/18 § ~	290,000	291,701
NBCUniversal Media LLC 2.100% due 04/01/14	560,000	564,595
Newell Rubbermaid Inc 2.000% due 06/15/15	100,000	101,434
Omnicom Group Inc 5.900% due 04/15/16	670,000	749,396
Staples Inc 9.750% due 01/15/14	425,000	435,650
TCM Sub LLC 3.550% due 01/15/15 ~	1,060,000	1,092,363
The Interpublic Group of Cos Inc
2.250% due 11/15/17	600,000	590,005
6.250% due 11/15/14	662,000	695,100
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	255,000	253,703
5.700% due 10/01/14	250,000	262,394
Time Warner Cable Inc
7.500% due 04/01/14	375,000	387,248
8.250% due 02/14/14	175,000	179,655
Viacom Inc 2.500% due 09/01/18	105,000	104,951
Whirlpool Corp 8.600% due 05/01/14	435,000	454,526
WMG Acquisition Corp 11.500% due 10/01/18	385,000	445,638

		10,661,328

Consumer Staples - 2.7%

Altria Group Inc
4.125% due 09/11/15	375,000	398,000
8.500% due 11/10/13	668,000	673,459
Avon Products Inc 2.375% due 03/15/16	195,000	199,109
BAT International Finance PLC (United Kingdom)
1.400% due 06/05/15 ~	710,000	716,756
8.125% due 11/15/13 ~	150,000	151,291
Bunge Ltd Finance Corp 3.200% due 06/15/17	730,000	756,850

	Principal Amount	Value
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	$705,000	$724,117
General Mills Inc 0.564% due 01/29/16 §	140,000	140,183
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	755,000	737,117
Kraft Foods Group Inc 1.625% due 06/04/15	315,000	320,060
Pernod Ricard SA (France) 2.950% due 01/15/17 ~	510,000	529,607
Reynolds American Inc 1.050% due 10/30/15	125,000	125,139
SABMiller Holdings Inc 1.850% due 01/15/15 ~	530,000	536,777
Spectrum Brands Inc 9.500% due 06/15/18	225,000	248,909

		6,257,374

Energy - 9.5%

Anadarko Petroleum Corp
5.750% due 06/15/14	465,000	480,676
5.950% due 09/15/16	190,000	213,540
6.375% due 09/15/17	345,000	401,480
Antero Resources Finance Corp 9.375% due 12/01/17	275,000	292,188
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	755,000	791,155
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	540,000	544,210
5.700% due 05/15/17	455,000	514,979
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	378,281
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	208,000	205,961
Continental Resources Inc 8.250% due 10/01/19	250,000	276,250
DCP Midstream LLC
5.375% due 10/15/15 ~	365,000	392,108
9.700% due 12/01/13 ~	230,000	233,202
DCP Midstream Operating LP
2.500% due 12/01/17	475,000	471,096
3.250% due 10/01/15	210,000	217,128
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	295,415
Ecopetrol SA (Colombia) 4.250% due 09/18/18	100,000	103,125
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	503,046
Energy Transfer Partners LP
5.950% due 02/01/15	810,000	861,452
6.700% due 07/01/18	70,000	82,081
8.500% due 04/15/14	185,000	192,151
Ensco PLC (United Kingdom) 3.250% due 03/15/16	875,000	914,046
Enterprise Products Operating LLC
1.250% due 08/13/15	340,000	341,966
5.600% due 10/15/14	316,000	332,198
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	660,000	697,950
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	175,000	184,361
5.125% due 11/15/14	285,000	298,687
Magellan Midstream Partners LP 6.450% due 06/01/14	225,000	233,599
Marathon Oil Corp 0.900% due 11/01/15	740,000	740,369
Murphy Oil Corp 2.500% due 12/01/17	405,000	402,460
Nabors Industries Inc 2.350% due 09/15/16 ~	90,000	91,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	$65,000	$65,407
3.050% due 03/01/16	415,000	428,168
3.450% due 08/01/15	110,000	114,469
7.375% due 03/15/14	55,000	56,578
ONEOK Partners LP
3.200% due 09/15/18	40,000	40,809
3.250% due 02/01/16	640,000	666,703
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	410,000	408,460
Petrohawk Energy Corp
7.250% due 08/15/18	690,000	750,375
10.500% due 08/01/14	125,000	129,475
Phillips 66 1.950% due 03/05/15	290,000	294,517
Pioneer Natural Resources Co 5.875% due 07/15/16	860,000	958,651
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,159,722
Rosetta Resources Inc 9.500% due 04/15/18	345,000	373,463
Rowan Cos Inc 5.000% due 09/01/17	120,000	130,596
Spectra Energy Partners LP 2.950% due 09/25/18	185,000	188,303
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	482,025
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	667,137
TransCanada PipeLines Ltd (Canada) 0.928% due 06/30/16 §	705,000	709,879
Transocean Inc (Cayman)
2.500% due 10/15/17	590,000	592,259
4.950% due 11/15/15	355,000	381,067
5.050% due 12/15/16	130,000	142,605
Williams Partners LP 3.800% due 02/15/15	800,000	830,704
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	729,836

		21,987,418

Financials - 20.6%

ACE INA Holdings Inc 5.875% due 06/15/14	710,000	735,625
Aflac Inc 2.650% due 02/15/17	75,000	77,796
Ally Financial Inc 3.125% due 01/15/16	500,000	501,971
American Express Co 0.852% due 05/22/18 §	810,000	809,950
American Honda Finance Corp
0.637% due 05/26/16 § ~	580,000	581,696
1.450% due 02/27/15 ~	650,000	656,545
American International Group Inc
3.000% due 03/20/15	175,000	180,188
4.250% due 09/15/14	910,000	940,261
American Tower Corp REIT 4.625% due 04/01/15	1,095,000	1,144,622
ANZ International Ltd (New Zealand) 1.850% due 10/15/15 ~	625,000	635,086
Bank of America Corp
1.070% due 03/22/16 §	225,000	225,976
1.250% due 01/11/16	365,000	364,910
1.500% due 10/09/15	1,225,000	1,232,405
Bank of Nova Scotia (Canada) 0.750% due 10/09/15	540,000	540,262
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	500,000	517,617
BB&T Corp
1.114% due 06/15/18 §	325,000	327,028
5.200% due 12/23/15	445,000	482,929

	Principal Amount	Value
BNP Paribas SA (France) 2.700% due 08/20/18	$465,000	$470,959
Boston Properties LP REIT 5.000% due 06/01/15	470,000	501,488
Capital One Financial Corp
2.125% due 07/15/14	135,000	136,527
2.150% due 03/23/15	660,000	670,911
7.375% due 05/23/14	275,000	286,758
CIT Group Inc 4.750% due 02/15/15 ~	230,000	238,625
Citigroup Inc
1.064% due 04/01/16 §	820,000	822,384
1.250% due 01/15/16	720,000	719,983
CNH Capital LLC 3.875% due 11/01/15	770,000	796,950
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	675,000	688,401
Daimler Finance North America LLC
0.858% due 03/28/14 § ~	500,000	501,370
1.125% due 08/01/18 § ~	445,000	447,837
1.875% due 09/15/14 ~	190,000	192,076
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	823,487
Fifth Third Bancorp 3.625% due 01/25/16	310,000	327,293
Ford Motor Credit Co LLC
1.700% due 05/09/16	295,000	295,216
2.750% due 05/15/15	640,000	654,942
3.000% due 06/12/17	250,000	257,231
3.875% due 01/15/15	400,000	413,863
General Electric Capital Corp
0.983% due 04/02/18 §	925,000	931,327
2.375% due 06/30/15	625,000	641,158
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	445,893
HSBC Bank PLC (United Kingdom) 0.904% due 05/15/18 § ~	555,000	556,144
HSBC Finance Corp 0.518% due 01/15/14 §	100,000	100,008
HSBC USA Inc 2.375% due 02/13/15	235,000	240,368
Hyundai Capital America 1.625% due 10/02/15 ~	195,000	195,423
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	200,000	208,161
4.375% due 07/27/16 ~	525,000	561,045
JPMorgan Chase & Co
0.882% due 02/26/16 §	440,000	441,019
2.000% due 08/15/17	1,125,000	1,130,432
KeyBank NA 4.950% due 09/15/15	180,000	192,444
KeyCorp 3.750% due 08/13/15	325,000	341,648
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	435,430
Marsh & McLennan Cos Inc 2.550% due 10/15/18	235,000	236,535
MetLife Inc 2.375% due 02/06/14	125,000	125,907
Metropolitan Life Global Funding I
1.500% due 01/10/18 ~	365,000	358,893
1.700% due 06/29/15 ~	860,000	872,054
Morgan Stanley
0.748% due 10/15/15 §	400,000	397,152
1.512% due 02/25/16 §	1,060,000	1,069,944
1.546% due 04/25/18 §	645,000	647,997
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	948,726
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	600,718

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	$605,000	$602,268
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	1,160,000	1,152,033
Principal Financial Group Inc 1.850% due 11/15/17	115,000	114,142
Principal Life Global Funding II
0.632% due 05/27/16 § ~	1,175,000	1,178,285
1.125% due 09/18/15 ~	560,000	563,467
Prudential Financial Inc 5.100% due 09/20/14	705,000	735,151
Regions Financial Corp
5.750% due 06/15/15	200,000	214,390
7.750% due 11/10/14	205,000	220,219
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	424,140
Simon Property Group LP REIT 4.200% due 02/01/15	515,000	534,288
Societe Generale SA (France) 2.500% due 01/15/14 ~	225,000	226,000
Sumitomo Mitsui Banking Corp (Japan)
0.900% due 01/18/16	280,000	279,298
1.900% due 01/12/15 ~	705,000	714,223
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	720,000	701,737
Sun Life Financial Global Funding III LP 0.521% due 10/06/13 § ~	775,000	775,007
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	1,065,000	1,048,501
The Bank of New York Mellon Corp 0.490% due 03/04/16 §	555,000	554,409
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	695,000	699,893
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,485,000	1,496,691
Toyota Motor Credit Corp 0.406% due 03/10/15 §	215,000	215,183
Union Bank NA 2.125% due 06/16/17	435,000	437,861
Ventas Realty LP 1.550% due 09/26/16	200,000	200,460
Ventas Realty LP REIT
2.000% due 02/15/18	170,000	166,781
3.125% due 11/30/15	650,000	679,333
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	795,000	805,547
WEA Finance LLC 5.750% due 09/02/15 ~	490,000	533,267
Wells Fargo & Co
1.250% due 02/13/15	700,000	706,103
2.100% due 05/08/17	615,000	628,529

		47,486,800

Health Care - 3.5%

AbbVie Inc 1.200% due 11/06/15	970,000	974,090
Actavis Inc
1.875% due 10/01/17	385,000	383,018
5.000% due 08/15/14	695,000	718,989
Aetna Inc 1.500% due 11/15/17	745,000	732,383
Agilent Technologies Inc 6.500% due 11/01/17	565,000	661,421
AmerisourceBergen Corp 5.875% due 09/15/15	1,045,000	1,144,501
Catholic Health Initiatives 1.600% due 11/01/17	65,000	63,673
Celgene Corp 1.900% due 08/15/17	115,000	115,514

	Principal Amount	Value
Express Scripts Holding Co
2.750% due 11/21/14	$615,000	$628,530
3.125% due 05/15/16	350,000	366,647
Gilead Sciences Inc 2.400% due 12/01/14	570,000	582,014
Life Technologies Corp 4.400% due 03/01/15	340,000	354,952
McKesson Corp 0.950% due 12/04/15	185,000	185,294
UnitedHealth Group Inc
0.850% due 10/15/15	200,000	200,622
1.875% due 11/15/16	155,000	158,762
WellPoint Inc
1.250% due 09/10/15	300,000	302,208
5.250% due 01/15/16	470,000	513,509

		8,086,127

Industrials - 3.1%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	330,000	366,300
Eaton Corp 1.500% due 11/02/17 ~	265,000	261,578
ERAC USA Finance LLC
1.400% due 04/15/16 ~	330,000	328,767
2.750% due 03/15/17 ~	175,000	179,120
2.800% due 11/01/18 ~	50,000	50,426
5.600% due 05/01/15 ~	135,000	144,441
Florida East Coast Railway Corp 8.125% due 02/01/17	290,000	305,588
GATX Corp
2.375% due 07/30/18	110,000	108,827
3.500% due 07/15/16	360,000	376,127
General Electric Co 0.850% due 10/09/15	740,000	742,134
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/15 ~	610,000	619,709
International Lease Finance Corp 2.204% due 06/15/16 §	405,000	405,000
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20 ~	250,000	238,733
Norfolk Southern Corp 5.750% due 01/15/16	930,000	1,028,549
Penske Truck Leasing Co LP
2.500% due 07/11/14 ~	95,000	96,079
2.500% due 03/15/16 ~	130,000	132,513
2.875% due 07/17/18 ~	150,000	150,098
Roper Industries Inc
1.850% due 11/15/17	105,000	104,669
2.050% due 10/01/18	270,000	265,205
Southwest Airlines Co 5.250% due 10/01/14	315,000	327,587
USG Corp 8.375% due 10/15/18 ~	435,000	474,150
Waste Management Inc
5.000% due 03/15/14	150,000	152,998
6.375% due 03/11/15	260,000	279,735

		7,138,333

Information Technology - 1.7%

Altera Corp 1.750% due 05/15/17	335,000	332,556
Arrow Electronics Inc 3.375% due 11/01/15	270,000	279,497
Broadcom Corp
1.500% due 11/01/13	150,000	150,116
2.375% due 11/01/15	200,000	206,076
Fiserv Inc 3.125% due 06/15/16	740,000	772,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Hewlett-Packard Co
1.802% due 09/19/14 §	$175,000	$176,776
2.350% due 03/15/15	220,000	223,799
2.625% due 12/09/14	300,000	305,912
Oracle Corp 0.848% due 01/15/19 §	860,000	866,920
Xerox Corp
1.083% due 05/16/14 §	400,000	400,611
2.950% due 03/15/17	70,000	71,862

		3,787,002

Materials - 1.9%

Ashland Inc 3.000% due 03/15/16	525,000	535,500
Barrick Gold Corp (Canada) 1.750% due 05/30/14	330,000	331,252
CRH America Inc 5.300% due 10/15/13	150,000	150,228
Eastman Chemical Co 2.400% due 06/01/17	230,000	233,558
Ecolab Inc 2.375% due 12/08/14	565,000	575,999
Goldcorp Inc (Canada) 2.125% due 03/15/18	230,000	224,396
International Paper Co 5.300% due 04/01/15	295,000	313,789
Rio Tinto Finance USA PLC (United Kingdom) 1.375% due 06/17/16	700,000	700,815
Rock Tenn Co 3.500% due 03/01/20	495,000	490,310
The Dow Chemical Co 2.500% due 02/15/16	725,000	749,404

		4,305,251

Telecommunication Services - 3.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	275,000	281,058
3.625% due 03/30/15	200,000	207,348
AT&T Inc 0.650% due 02/12/16 §	435,000	434,412
CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,036,364
Crown Castle International Corp 7.125% due 11/01/19	210,000	226,275
Crown Castle Towers LLC 4.523% due 01/15/15 ~	320,000	332,099
GTP Acquisition Partners I LLC
2.364% due 05/15/43 ~	300,000	294,035
4.347% due 06/15/41 ~	190,000	201,244
Rogers Communications Inc (Canada) 6.375% due 03/01/14	1,000,000	1,023,754
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	296,591
2.933% due 12/15/42 ~	750,000	757,682
3.598% due 04/15/43 ~	250,000	249,885
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	565,000	567,569
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	415,000	452,350
Verizon Communications Inc
0.459% due 03/06/15 § ~	545,000	543,679
2.500% due 09/15/16	625,000	644,783
Vivendi SA (France) 2.400% due 04/10/15 ~	305,000	311,543

		7,860,671

Utilities - 3.4%

CMS Energy Corp 4.250% due 09/30/15	370,000	390,298
Commonwealth Edison Co 1.950% due 09/01/16	120,000	122,841

	Principal Amount	Value
Dominion Resources Inc
1.400% due 09/15/17	$645,000	$636,668
1.800% due 03/15/14	325,000	326,769
1.950% due 08/15/16	165,000	168,519
DTE Energy Co 7.625% due 05/15/14	305,000	318,033
Duke Energy Corp
1.625% due 08/15/17	220,000	219,386
2.150% due 11/15/16	460,000	473,600
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	145,000	148,538
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	545,646
Georgia Power Co 0.574% due 03/15/16 §	220,000	220,041
Iberdrola Finance Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	281,621
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	284,627
Mississippi Power Co 2.350% due 10/15/16	120,000	123,696
Monongahela Power Co Inc 7.950% due 12/15/13 ~	1,040,000	1,054,567
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	186,078
Nisource Finance Corp 5.400% due 07/15/14	525,000	543,875
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	142,513
Progress Energy Inc 6.050% due 03/15/14	150,000	153,656
PSEG Power LLC 2.750% due 09/15/16	130,000	135,281
Sempra Energy 1.014% due 03/15/14 §	450,000	451,177
Suburban Propane Partners LP 7.500% due 10/01/18	275,000	295,625
The Southern Co 1.950% due 09/01/16	145,000	147,930
Wisconsin Electric Power Co 6.000% due 04/01/14	375,000	385,138

		7,756,123

Total Corporate Bonds & Notes (Cost $124,492,277)		125,326,427

MORTGAGE-BACKED SECURITIES - 20.1%

Collateralized Mortgage Obligations - Commercial - 4.4%

Banc of America Commercial Mortgage Trust 5.634% due 07/10/46 "	930,000	1,021,041
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	435,000	458,653
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	148,727	155,819
4.715% due 02/11/41 "	332,359	334,098
4.978% due 07/11/42 " §	625,000	640,556
5.116% due 02/11/41 " §	260,000	272,032
5.200% due 01/12/41 " §	415,111	418,825
5.201% due 12/11/38 "	195,000	214,599
5.540% due 09/11/41 "	175,000	192,133
Citigroup Commercial Mortgage Trust 5.605% due 04/15/40 " §	277,552	281,820
Commercial Mortgage Trust
1.156% due 12/10/44 "	62,194	62,359
5.167% due 06/10/44 " §	70,000	73,889
5.361% due 07/10/37 " §	87,682	88,900
6.056% due 07/10/38 " §	144,974	159,574

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
DBUBS Mortgage Trust 2.238% due 08/10/44 "	$103,978	$105,080
GS Mortgage Securities Trust
1.206% due 07/10/46 "	268,312	268,432
5.553% due 04/10/38 " §	320,000	346,986
JP Morgan Chase Commercial Mortgage Securities Corp
1.031% due 05/15/45 "	48,607	48,661
4.719% due 01/15/38 "	164,239	165,206
4.996% due 08/15/42 " §	400,000	421,089
5.540% due 06/12/41 " §	620,000	634,216
LB-UBS Commercial Mortgage Trust
4.954% due 09/15/30 "	75,000	79,254
6.055% due 06/15/38 " §	915,000	1,008,399
Merrill Lynch Countrywide Commercial Mortgage Trust 6.086% due 06/12/46 " §	645,000	711,003
Morgan Stanley Bank of America Merrill Lynch Trust 1.308% due 08/15/46 "	543,740	544,722
Morgan Stanley Capital I Trust
5.270% due 06/13/41 " §	527,178	538,052
5.731% due 07/12/44 " §	311,717	342,642
WFRBS Commercial Mortgage Trust
1.406% due 09/15/46 "	215,000	214,998
1.607% due 06/15/44 " ~	181,276	182,815

		9,985,853

Collateralized Mortgage Obligations - Residential - 4.5%

Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.584% due 04/25/35 " §	247,092	216,561
DSLA Mortgage Loan Trust 1.021% due 09/19/44 " §	658,066	591,748
Fannie Mae
0.629% due 07/25/42 " §	817,971	818,125
5.000% due 08/25/19 "	287,028	304,790
Fosse Master Issuer PLC (United Kingdom) 1.666% due 10/18/54 " § ~	235,000	238,249
Freddie Mac
0.632% due 05/15/36 " §	55,552	55,829
0.632% due 09/15/42 " §	1,040,186	1,038,492
0.682% due 08/15/41 " §	312,633	314,913
0.682% due 07/15/42 " §	981,780	981,716
1.369% due 05/25/19 "	812,191	814,100
1.426% due 08/25/17 "	640,000	642,762
Government National Mortgage Association 0.632% due 07/16/42 " §	2,280,815	2,297,945
HarborView Mortgage Loan Trust 0.401% due 05/19/35 " §	141,871	116,390
Holmes Master Issuer PLC (United Kingdom) 1.918% due 10/15/54 " § ~	775,000	785,575
JP Morgan Alternative Loan Trust 0.374% due 06/25/37 " §	118,915	105,406
Lanark Master Issuer PLC (United Kingdom) 0.762% due 12/22/54 " § ~	315,000	315,393
Silverstone Master Issuer PLC (United Kingdom) 1.816% due 01/21/55 " § ~	525,000	534,599
Structured Adjustable Rate Mortgage Loan Trust 2.605% due 11/25/34 " §	250,337	248,250

		10,420,843

Fannie Mae - 8.7%

2.003% due 01/01/35 " §	1,042,231	1,105,037
2.394% due 09/01/34 " §	685,235	729,457
2.492% due 11/01/34 " §	511,385	552,360
2.606% due 09/01/35 " §	897,726	967,984
3.000% due 01/01/27 "	1,421,263	1,473,270
3.500% due 12/01/25 - 01/01/27 "	2,607,302	2,757,540
4.000% due 07/01/25 - 10/01/41 "	4,149,318	4,397,243

	Principal Amount	Value
4.500% due 04/01/26 - 07/01/26 "	$1,331,963	$1,417,111
5.000% due 07/01/19 - 07/01/41 "	2,393,204	2,582,287
5.500% due 01/01/35 - 12/01/39 "	3,352,315	3,660,659
6.000% due 11/01/35 - 09/01/39 "	381,512	420,657

		20,063,605

Freddie Mac - 1.0%

4.500% due 11/01/23 "	1,510,547	1,601,535
5.000% due 11/01/16 - 04/01/18 "	80,323	85,239
5.500% due 01/01/20 - 12/01/39 "	576,607	624,471

		2,311,245

Government National Mortgage Association - 1.5%

2.500% due 09/20/27 "	1,046,028	1,056,356
3.000% due 06/20/27 - 09/20/27 "	1,200,051	1,245,494
3.500% due 03/20/26 - 03/20/43 "	818,869	853,374
6.000% due 07/15/36 "	310,395	361,617

		3,516,841

Total Mortgage-Backed Securities (Cost $46,691,307)		46,298,387

ASSET-BACKED SECURITIES - 13.6%

Ally Auto Receivables Trust 0.930% due 02/16/16 "	135,912	136,342
Ally Master Owner Trust
0.982% due 02/15/17 " §	725,000	728,783
1.000% due 02/15/18 "	230,000	229,267
1.210% due 06/15/17 "	1,060,000	1,066,700
2.150% due 01/15/16 "	155,000	155,688
American Express Credit Account Master Trust
0.352% due 04/17/17 " §	315,000	315,231
0.990% due 03/15/18 "	440,000	440,880
1.070% due 05/15/18 " ~	100,000	100,692
1.290% due 03/15/18 " ~	500,000	500,434
AmeriCredit Automobile Receivables Trust
0.620% due 06/08/17 "	195,000	194,674
0.960% due 04/09/18 "	90,000	90,223
1.050% due 10/11/16 "	270,000	270,906
1.170% due 05/09/16 "	191,682	192,085
1.190% due 05/08/18 "	190,000	188,815
1.730% due 02/08/17 "	200,000	202,339
2.330% due 03/08/16 "	240,000	241,389
Bank of America Auto Trust 0.780% due 06/15/16 "	553,794	554,967
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	440,000	439,267
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	520,000	518,650
1.240% due 10/20/17 "	530,000	531,827
CarMax Auto Owner Trust
0.520% due 07/17/17 "	430,000	428,654
0.640% due 01/16/18 "	1,035,000	1,031,970
CIT Equipment Collateral 1.100% due 08/22/16 " ~	245,000	245,324
Citigroup Mortgage Loan Trust Inc 0.344% due 06/25/37 " §	303,856	281,219
CNH Equipment Trust
0.570% due 12/15/17 "	820,000	819,264
0.690% due 06/15/18 "	755,000	754,521
0.910% due 08/15/16 "	186,218	186,654
0.940% due 05/15/17 "	134,956	135,338
CNH Wholesale Master Note Trust 0.782% due 08/15/19 " § ~	270,000	270,203
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	480,000	479,334
1.060% due 03/20/19 " ~	250,000	250,272
Ford Credit Auto Lease Trust
0.850% due 01/15/15 "	190,405	190,695
1.100% due 12/15/15 " ~	100,000	99,349
1.500% due 03/15/17 " ~	125,000	124,790

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Owner Trust 4.050% due 10/15/16 "	$100,000	$102,789
Ford Credit Floorplan Master Owner Trust
0.740% due 09/15/16 "	555,000	555,820
0.790% due 06/15/17 "	540,000	541,252
4.200% due 02/15/17 " ~	365,000	382,058
4.990% due 02/15/17 " ~	260,000	271,936
GE Capital Credit Card Master Note Trust 1.030% due 01/15/18 "	535,000	536,772
GE Dealer Floorplan Master Note Trust
0.580% due 04/20/18 " §	515,000	514,088
0.620% due 10/20/17 " §	630,000	631,001
0.780% due 07/20/16 " §	270,000	270,310
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	409,724
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	135,000	135,364
GSAA Home Equity Trust
0.189% due 07/25/37 " §	582,130	491,619
0.459% due 10/25/35 " §	109,151	99,167
0.554% due 10/25/35 " §	585,000	538,883
GSAA Trust 0.609% due 06/25/35 " §	399,019	370,898
Honda Auto Receivables Owner Trust
0.560% due 05/15/16 "	1,030,000	1,030,688
0.770% due 01/15/16 "	725,000	726,960
Huntington Auto Trust
0.810% due 09/15/16 "	469,892	470,736
1.010% due 01/15/16 " ~	139,930	140,290
Hyundai Auto Receivables Trust
0.720% due 03/15/16 "	154,059	154,346
0.730% due 06/15/18 "	565,000	562,263
0.750% due 09/17/18 "	215,000	213,416
0.810% due 03/15/18 "	840,000	841,136
3.510% due 11/15/17 "	290,000	303,139
Mercedes-Benz Auto Lease Trust
0.720% due 12/17/18 "	240,000	240,121
0.880% due 11/17/14 "	182,497	182,677
1.070% due 11/15/17 "	180,000	180,367
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	680,000	683,368
Motor PLC (United Kingdom)
0.679% due 02/25/21 " § ~	427,500	427,502
1.286% due 02/25/20 " ~	250,000	250,171
MVW Owner Trust 2.150% due 04/22/30 " ~	116,709	116,864
Navistar Financial Dealer Note Master Trust 0.849% due 01/25/18 " § ~	535,000	535,320
Nissan Auto Lease Trust
0.920% due 02/16/15 "	192,416	192,606
1.040% due 08/15/14 "	69,044	69,058
Nissan Auto Receivables Owner Trust
0.460% due 10/17/16 "	555,000	554,818
0.730% due 05/16/16 "	505,000	506,314
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	181,255	180,792
SMART Trust (Australia)
0.840% due 09/14/16 "	245,000	244,548
0.970% due 03/14/17 "	275,000	274,698
1.180% due 02/14/19 "	580,000	571,822
1.590% due 10/14/16 ~ "	505,000	509,441
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	790,000	791,344
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 "	237,151	238,000
Wells Fargo Home Equity Trust 0.334% due 01/25/37 " §	306,419	278,241
Wheels SPV LLC 1.190% due 03/20/21 " ~	171,815	172,261

	Principal Amount	Value
World Omni Auto Receivables Trust 0.640% due 02/15/17 "	$865,000	$865,391
World Omni Master Owner Trust 0.532% due 02/15/18 " § ~	655,000	654,575

Total Asset-Backed Securities (Cost $31,414,963)		31,411,700

U.S. GOVERNMENT AGENCY ISSUES - 4.3%

Fannie Mae
0.500% due 07/02/15	400,000	401,253
0.625% due 08/26/16	2,305,000	2,299,864
0.750% due 12/19/14	1,055,000	1,062,210
0.875% due 08/28/14	990,000	996,781
Federal Home Loan Bank 0.500% due 11/20/15	2,445,000	2,446,452
Freddie Mac
0.500% due 04/17/15	730,000	732,851
0.750% due 11/25/14	700,000	704,754
0.875% due 10/28/13	1,325,000	1,325,815

Total U.S. Government Agency Issues (Cost $9,933,497)		9,969,980

U.S. TREASURY OBLIGATIONS - 4.0%

U.S. Treasury Inflation Protected Securities - 3.3%

0.500% due 04/15/15 ^	1,191,068	1,217,775
2.000% due 07/15/14 ^	6,183,188	6,342,597

		7,560,372

U.S. Treasury Notes - 0.7%

0.250% due 05/31/14 ‡	1,750,000	1,751,948

Total U.S. Treasury Obligations (Cost $9,359,069)		9,312,320

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 13,570,000	1,108,975

Total Foreign Government Bonds & Notes (Cost $1,093,853)		1,108,975

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp ‘A’ 1.298% due 07/01/16	$575,000	573,977

Total Municipal Bonds (Cost $575,000)		573,977

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,540,626	$5,540,626

Total Short-Term Investment (Cost $5,540,626)		5,540,626

TOTAL INVESTMENTS - 99.6% (Cost $229,100,592)		229,542,392

OTHER ASSETS & LIABILITIES, NET - 0.4%		943,525

NET ASSETS - 100.0%		$230,485,917

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	54.4%
Mortgage-Backed Securities	20.1%
Asset-Backed Securities	13.6%
U.S. Government Agency Issues	4.3%
U.S. Treasury Obligations	4.0%
Others (each less than 3.0%)	3.2%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	11.7%
AA / U.S. Government & Agency Issue	27.8%
A	21.4%
BBB	27.1%
BB	3.2%
B	1.5%
CCC	0.3%
Not Rated	7.0%

100.0%

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Short Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Notes (12/13)	GSC	40	$4,000,000	($110,070)

(d)	As of September 30, 2013, an investment with a value of $75,083 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	1,149,679	MXN	14,865,000	11/13	CSF	$18,885

(f)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$125,326,427	$—	$125,326,427	$—
	Mortgage-Backed Securities	46,298,387	—	46,298,387	—
	Asset-Backed Securities	31,411,700	—	30,064,746	1,346,954
	U.S. Government Agency Issues	9,969,980	—	9,969,980	—
	U.S. Treasury Obligations	9,312,320	—	9,312,320	—
	Foreign Government Bonds & Notes	1,108,975	—	1,108,975	—
	Municipal Bonds	573,977	—	573,977	—
	Short-Term Investment	5,540,626	5,540,626	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	18,885	—	18,885	—

	Total Assets	229,561,277	5,540,626	222,673,697	1,346,954

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(110,070)	(110,070)	—	—

	Total Liabilities	(110,070)	(110,070)	—	—

	Total	$229,451,207	$5,430,556	$222,673,697	$1,346,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.0%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	$200,000	$212,250

Bermuda - 1.7%

China Oriental Group Co Ltd 7.000% due 11/17/17 ~	200,000	193,250
Digicel Group Ltd
8.250% due 09/30/20 ~	500,000	520,000
10.500% due 04/15/18 ~	650,000	705,250
Digicel Ltd 7.000% due 02/15/20 ~	200,000	200,000
Qtel International Finance Ltd 7.875% due 06/10/19 ~	200,000	245,000

		1,863,500

Brazil - 0.4%

Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 300,000	125,885
Banco Votorantim SA 6.250% due 05/16/16 ~ ^	300,000	153,662
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	238,000	104,702
Oi SA 9.750% due 09/15/16 ~	300,000	119,226

		503,475

Cayman - 7.9%

21Vianet Group Inc 7.875% due 03/22/16 ~	CNY 1,000,000	163,760
Agile Property Holdings Ltd
8.875% due 04/28/17 ~	$100,000	105,500
9.875% due 03/20/17 ~	200,000	217,500
Central China Real Estate Ltd 8.000% due 01/28/20 ~	500,000	477,200
China SCE Property Holdings Ltd
10.500% due 01/14/16 ~	CNY 1,000,000	169,877
11.500% due 11/14/17 ~	$300,000	326,250
China Shanshui Cement Group Ltd
6.500% due 07/22/14 ~	CNY 1,000,000	165,224
8.500% due 05/25/16 ~	$200,000	204,000
10.500% due 04/27/17 ~	500,000	535,000
Country Garden Holdings Co Ltd
7.500% due 01/10/23 ~	600,000	580,500
10.500% due 08/11/15	100,000	110,880
11.250% due 04/22/17 ~	150,000	162,750
DP World Sukuk Ltd 6.250% due 07/02/17 ~	750,000	823,125
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	55,500
Dubai Holding Commercial Operations MTN Ltd
4.750% due 01/30/14	EUR 550,000	744,068
6.000% due 02/01/17	GBP 250,000	409,786
Emaar Sukuk Ltd 6.400% due 07/18/19 ~	$400,000	434,500
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	50,000	55,375
JBS Finance II Ltd 8.250% due 01/29/18 ~	400,000	410,000
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	400,000	429,270
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	350,000	329,000
Nile Finance Ltd 5.250% due 08/05/15 ~	100,000	100,000

	Principal Amount	Value
Shimao Property Holdings Ltd
6.625% due 01/14/20 ~	$200,000	$194,500
9.650% due 08/03/17 ~	100,000	108,500
11.000% due 03/08/18 ~	200,000	225,760
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	300,000	303,000
12.500% due 10/16/17 ~	400,000	446,000
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	500,000	523,750

		8,810,575

Chile - 0.7%

Automotores Gildemeister SA
6.750% due 01/15/23 ~	150,000	117,750
8.250% due 05/24/21 ~	100,000	86,500
Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	122,115
Banco Santander Chile 6.500% due 09/22/20 ~	CLP 51,000,000	100,282
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	$100,000	99,777
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	100,000	102,877
SMU SA 7.750% due 02/08/20 ~	200,000	135,000

		764,301

China - 0.2%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	195,239

Colombia - 0.4%

Ecopetrol SA 7.625% due 07/23/19	123,000	146,062
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 238,000,000	133,514
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	242,000,000	133,181

		412,757

Cyprus - 0.3%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	$400,000	331,080

Hong Kong - 0.2%

Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 1,000,000	173,653
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$100,000	105,925

		279,578

India - 0.2%

Export-Import Bank of India 4.000% due 01/14/23 ~	215,000	184,233

Indonesia - 0.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	400,000	327,100
P.T. Perusahaan Listrik Negara 5.250% due 10/24/42 ~	50,000	37,688

		364,788

Ireland - 3.3%

Alfa Bank OJSC
7.500% due 09/26/19 ~	400,000	415,000
8.625% due 04/26/16 ~	RUB 5,000,000	154,314

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$400,000	$401,080
Credit Bank of Moscow 7.700% due 02/01/18 ~	400,000	413,500
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	200,000	211,250
MTS International Funding Ltd 8.625% due 06/22/20 ~	900,000	1,056,375
Vimpel Communications 7.748% due 02/02/21 ~	600,000	648,000
Vnesheconombank
5.450% due 11/22/17 ~	50,000	53,305
6.800% due 11/22/25 ~	100,000	106,250
6.902% due 07/09/20 ~	200,000	220,010

		3,679,084

Kazakhstan - 2.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	204,050
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	400,000	417,000
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 300,000	393,679
7.500% due 11/29/16 ~	$200,000	196,000
7.875% due 04/07/14 ~	100,000	101,770
8.000% due 11/03/15 ~	350,000	353,500
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	350,000	308,438
7.000% due 05/05/20 ~	140,000	158,550
Zhaikmunai LLP 7.125% due 11/13/19 ~	200,000	210,500

		2,343,487

Luxembourg - 5.3%

Altice Financing SA 7.875% due 12/15/19 ~	600,000	636,000
Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 300,000	120,133
Far East Capital Ltd SA
8.000% due 05/02/18 ~	$700,000	610,750
8.750% due 05/02/20 ~	200,000	175,000
Gazprom OAO
4.950% due 02/06/28 ~	100,000	89,000
6.510% due 03/07/22 ~	100,000	107,500
8.625% due 04/28/34 ~	100,000	120,000
MHP SA
8.250% due 04/02/20 ~	650,000	520,130
10.250% due 04/29/15 ~	550,000	548,735
Minerva Luxembourg SA
7.750% due 01/31/23 ~	400,000	378,000
12.250% due 02/10/22 ~	300,000	339,000
Promsvyazbank OJSC
8.500% due 04/25/17 ~	400,000	427,852
10.200% due 11/06/19 ~	200,000	214,000
Russian Standard Bank 9.250% due 07/11/17 ~	200,000	211,000
Sberbank of Russia 5.717% due 06/16/21 ~	150,000	155,156
TMK OAO
6.750% due 04/03/20 ~	600,000	573,000
7.750% due 01/27/18 ~	700,000	736,750

		5,962,006

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	106,706
Binariang GSM Sdn Bhd 5.550% due 12/27/13	MYR 300,000	91,997

	Principal Amount	Value
MMI International Ltd 8.000% due 03/01/17 ~	$200,000	$201,000
Petronas Capital Ltd 7.875% due 05/22/22 ~	115,000	146,514

		546,217

Mexico - 1.3%

America Movil SAB de CV 6.450% due 12/05/22	MXN 2,900,000	208,514
Cemex SAB de CV
6.500% due 12/10/19 ~	$200,000	201,000
9.000% due 01/11/18 ~	700,000	757,750
Petroleos Mexicanos
5.500% due 06/27/44	45,000	41,072
6.000% due 03/05/20	45,000	50,175
6.500% due 06/02/41	130,000	135,377
8.000% due 05/03/19	75,000	90,937

		1,484,825

Netherlands - 3.9%

Indo Energy Finance BV
6.375% due 01/24/23 ~	650,000	549,250
7.000% due 05/07/18 ~	300,000	290,250
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	100,000	101,120
Majapahit Holding BV 7.750% due 01/20/20 ~	100,000	110,250
Marfrig Holding Europe BV
8.375% due 05/09/18 ~	200,000	183,000
9.875% due 07/24/17 ~	500,000	492,500
Metinvest BV
8.750% due 02/14/18 ~	700,000	609,000
10.250% due 05/20/15 ~	650,000	641,875
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 100,000	144,958
VimpelCom Holdings BV
7.504% due 03/01/22 ~	$1,000,000	1,056,250
9.000% due 02/13/18 ~	RUB 5,000,000	155,240

		4,333,693

Nigeria - 0.7%

Sea Trucks Group 9.000% due 03/26/18 ~	$800,000	740,000

Philippines - 0.2%

Petron Corp 7.000% due 11/10/17	PHP 5,000,000	114,195
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	$100,000	120,500

		234,695

Singapore - 0.4%

Olam International Ltd 6.000% due 10/25/22 ~	SGD 250,000	176,714
Yanlord Land Group Ltd
9.500% due 05/04/17 ~	$100,000	106,375
10.625% due 03/29/18 ~	200,000	219,000

		502,089

South Africa - 0.8%

Edcon Holdings Proprietary Ltd 5.724% due 06/15/15 § ~	EUR 160,000	203,469
Edcon Proprietary Ltd 9.500% due 03/01/18 ~	550,000	705,004

		908,473

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Spain - 0.3%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$357,000	$385,560

Sweden - 1.0%

Eileme 2 AB
11.625% due 01/31/20 ~	600,000	702,000
11.750% due 01/31/20 ~	EUR 100,000	158,960
TVN Finance Corp III AB 7.375% due 12/15/20 ~	200,000	276,658

		1,137,618

Turkey - 0.1%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 300,000	134,670

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$538,000	503,137

United Arab Emirates - 1.1%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 500,000	143,958
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$71,130	77,980
DP World Ltd 6.850% due 07/02/37 ~	700,000	707,000
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	170,000	199,750
Emirates Airline 4.500% due 02/06/25 ~	100,000	90,000

		1,218,688

United Kingdom - 2.8%

Afren PLC
10.250% due 04/08/19 ~	200,000	230,000
11.500% due 02/01/16 ~	750,000	864,375
Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 250,000	111,673
DTEK Finance PLC 7.875% due 04/04/18 ~	$600,000	511,500
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	370,000	373,685
Vedanta Resources PLC
8.250% due 06/07/21 ~	200,000	202,875
9.500% due 07/18/18 ~	450,000	496,125
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	300,000	300,000

		3,090,233

United States - 0.1%

Pemex Project Funding Master Trust 5.750% due 03/01/18	60,000	66,750

Venezuela - 0.2%

Petroleos de Venezuela SA
5.250% due 04/12/17 ~	72,000	57,888
5.375% due 04/12/27 ~	176,000	102,080
5.500% due 04/12/37 ~	50,000	28,000
12.750% due 02/17/22 ~	40,000	39,200

		227,168

Total Corporate Bonds & Notes (Cost $41,877,816)		41,420,169

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.2%

Cayman - 0.2%

Chaowei Power Holdings Ltd 7.250% due 09/24/17 ~	CNY 1,000,000	$155,096

Total Convertible Corporate Bonds & Notes (Cost $158,555)		155,096

FOREIGN GOVERNMENT BONDS & NOTES - 41.4%

Argentina - 0.9%

Argentina Boden 7.000% due 10/03/15	$709,000	655,825
Argentine Republic Government
8.280% due 12/31/33	509,555	326,723
8.750% due 06/02/17	65,000	53,462

		1,036,010

Belarus - 0.4%

Republic of Belarus
8.750% due 08/03/15 ~	110,000	106,700
8.950% due 01/26/18 ~	380,000	359,100

		465,800

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	100,000	90,875

Brazil - 3.2%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	170,000	184,875
Brazil Letras do Tesouro Nacional 11.130% due 01/01/17	BRL 3,320,000	1,051,872
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/20 ^	710,000	769,845
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	1,180,000	507,306
10.000% due 01/01/23	100,000	42,279
Brazilian Government
4.875% due 01/22/21	$200,000	215,750
5.875% due 01/15/19	90,000	102,285
8.250% due 01/20/34	38,000	49,685
8.500% due 01/05/24	BRL 750,000	307,438
8.875% due 04/15/24	$89,000	121,707
10.125% due 05/15/27	123,000	187,575

		3,540,617

Chile - 0.2%

Chile Government
3.250% due 09/14/21	100,000	99,500
6.000% due 01/01/20 ~	CLP 60,000,000	123,655

		223,155

Colombia - 1.6%

Colombia Government
6.125% due 01/18/41	$190,000	208,525
7.375% due 03/18/19	140,000	170,240
7.750% due 04/14/21	COP 165,000,000	98,474
8.125% due 05/21/24	$133,000	172,401
9.850% due 06/28/27	COP 50,000,000	34,439
11.750% due 02/25/20	$159,000	230,152
12.000% due 10/22/15	COP 925,000,000	555,959
Colombian TES 7.000% due 05/04/22	560,000,000	296,673
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23	144,000,000	64,964

		1,831,827

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	$180,000
4.375% due 04/30/25 ~	90,000	78,975
5.625% due 04/30/43 ~	90,000	77,738

		336,713

Croatia - 0.6%

Croatia Government
6.375% due 03/24/21 ~	240,000	249,060
6.625% due 07/14/20 ~	250,000	266,250
6.750% due 11/05/19 ~	100,000	107,125

		622,435

Dominican Republic - 0.2%

Dominican Republic 5.875% due 04/18/24 ~	260,000	242,320

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15 ~	100,000	104,500

Egypt - 0.1%

Egypt Government 5.750% due 04/29/20 ~	100,000	92,750

El Salvador - 0.2%

El Salvador Government
5.875% due 01/30/25 ~	60,000	57,150
7.650% due 06/15/35 ~	90,000	91,800
8.250% due 04/10/32 ~	75,000	81,563

		230,513

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	200,000	215,000

Ghana - 0.1%

Republic of Ghana 8.500% due 10/04/17 ~	130,000	142,512

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	200,000	184,000

Hungary - 2.2%

Hungary Government
4.125% due 02/19/18	122,000	121,390
5.375% due 02/21/23	280,000	272,804
5.500% due 12/22/16	HUF 46,200,000	217,023
6.000% due 11/24/23	34,900,000	161,162
6.250% due 01/29/20	$131,000	140,498
6.375% due 03/29/21	196,000	209,475
6.750% due 11/24/17	HUF 97,200,000	472,925
7.000% due 06/24/22	55,000,000	270,640
7.625% due 03/29/41	$94,000	101,050
7.750% due 08/24/15	HUF 113,000,000	547,745

		2,514,712

Indonesia - 1.0%

Indonesia Government
4.875% due 05/05/21 ~	$110,000	109,450
5.875% due 03/13/20 ~	200,000	211,250

	Principal Amount	Value
6.875% due 01/17/18 ~	$265,000	$296,137
8.500% due 10/12/35 ~	170,000	207,400
10.375% due 05/04/14 ~	60,000	63,150
Indonesia Treasury
6.125% due 05/15/28	IDR 630,000,000	42,933
6.625% due 05/15/33	2,830,000,000	194,486
8.375% due 03/15/24	230,000,000	19,481

		1,144,287

Iraq - 0.4%

Republic of Iraq 5.800% due 01/15/28 ~	$530,000	453,150

Ivory Coast - 0.6%

Ivory Coast Government 5.750% due 12/31/32 § ~	710,000	630,125

Kazakhstan - 0.2%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	200,000	211,000

Latvia - 0.3%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	285,878

Lebanon - 0.5%

Lebanon Government
5.150% due 11/12/18 ~	28,000	26,810
6.100% due 10/04/22 ~	218,000	206,555
6.375% due 03/09/20	139,000	138,305
6.600% due 11/27/26 ~	90,000	85,725
8.250% due 04/12/21 ~	129,000	139,771

		597,166

Lithuania - 0.6%

Lithuania Government
5.125% due 09/14/17 ~	100,000	109,625
6.125% due 03/09/21 ~	200,000	229,250
6.625% due 02/01/22 ~	200,000	235,250
7.375% due 02/11/20 ~	120,000	146,100

		720,225

Malaysia - 1.7%

Malaysia Government
3.418% due 08/15/22	MYR 100,000	29,846
3.480% due 03/15/23	1,400,000	419,440
3.580% due 09/28/18	1,500,000	459,535
3.889% due 07/31/20	1,860,000	576,611
4.160% due 07/15/21	100,000	31,490
4.262% due 09/15/16	1,300,000	408,190

		1,925,112

Mexico - 2.6%

Mexican Bonos
6.500% due 06/09/22	MXN 4,000,000	317,165
7.500% due 06/03/27	2,700,000	226,233
7.750% due 05/29/31	6,000,000	497,240
7.750% due 11/13/42	2,600,000	211,594
8.500% due 05/31/29	5,870,000	524,640
8.500% due 11/18/38	1,500,000	132,787
10.000% due 12/05/24	1,000,000	100,670
10.000% due 11/20/36	2,500,000	252,092
Mexican Udibonos 4.000% due 11/15/40 ^	1,490,631	124,499

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Mexico Government
4.750% due 03/08/44	$124,000	$112,493
5.750% due 10/12/10	112,000	105,840
5.950% due 03/19/19	80,000	92,800
6.050% due 01/11/40	72,000	79,092
6.750% due 09/27/34	134,000	159,460

		2,936,605

Morocco - 0.2%

Morocco Government 4.250% due 12/11/22 ~	200,000	183,040

Nigeria - 0.3%

Nigeria Government
16.000% due 06/29/19	NGN 10,000,000	68,814
16.390% due 01/27/22	42,000,000	301,390

		370,204

Pakistan - 0.2%

Pakistan Government 7.125% due 03/31/16 ~	$200,000	196,500

Panama - 0.3%

Panama Government
4.300% due 04/29/53	40,000	31,100
6.700% due 01/26/36	145,000	166,388
8.875% due 09/30/27	67,000	92,628
9.375% due 04/01/29	30,000	42,975

		333,091

Peru - 0.9%

Peruvian Government
6.850% due 02/12/42 ~	PEN 28,000	10,397
6.900% due 08/12/37 ~	120,000	45,052
6.950% due 08/12/31 ~	170,000	65,070
7.125% due 03/30/19	$30,000	36,525
7.350% due 07/21/25	168,000	215,460
7.840% due 08/12/20 ~	PEN 450,000	187,447
8.200% due 08/12/26 ~	168,000	73,542
8.600% due 08/12/17 ~	230,000	96,045
8.750% due 11/21/33	$175,000	252,875

		982,413

Philippines - 1.0%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	231,396
4.000% due 01/15/21	$180,000	187,200
7.750% due 01/14/31	120,000	156,750
9.500% due 02/02/30	267,000	397,496
10.625% due 03/16/25	135,000	205,200

		1,178,042

Poland - 2.8%

Poland Government
2.750% due 08/25/23 ^	PLN 220,064	74,116
3.000% due 08/24/16 ^	308,254	103,704
3.000% due 03/17/23	$62,000	56,947
4.000% due 10/25/23	PLN 1,280,000	394,780
4.750% due 10/25/16	2,300,000	766,483
5.000% due 03/23/22	$89,000	95,942
5.250% due 10/25/17	PLN 1,500,000	508,192
5.750% due 10/25/21	1,540,000	540,481
5.750% due 09/23/22	1,400,000	491,274
5.750% due 04/25/29	60,000	21,341
6.375% due 07/15/19	$118,000	138,001

		3,191,261

	Principal Amount	Value
Romania - 1.0%

Romania Government
5.600% due 11/28/18	RON 50,000	$15,934
5.750% due 04/29/20	110,000	34,655
5.800% due 10/26/15	390,000	122,816
5.850% due 07/28/14	590,000	182,412
5.850% due 04/26/23	70,000	22,330
5.900% due 07/26/17	260,000	83,275
Romanian Government
4.375% due 08/22/23 ~	$300,000	288,375
6.750% due 02/07/22 ~	340,000	388,943

		1,138,740

Russia - 5.1%

Russian Federal
6.800% due 12/11/19	RUB 62,200,000	1,915,825
6.900% due 08/03/16	25,800,000	808,468
7.050% due 01/19/28	2,000,000	58,794
7.400% due 04/19/17	23,200,000	737,318
7.400% due 06/14/17	19,000,000	601,346
7.500% due 03/15/18	3,900,000	124,547
7.600% due 07/20/22	3,400,000	107,924
8.150% due 02/03/27	5,700,000	184,626
Russian Foreign
5.875% due 09/16/43 ~	$200,000	207,500
7.500% due 03/31/30 § ~	825,573	974,572

		5,720,920

Serbia - 0.1%

Republic of Serbia 4.875% due 02/25/20 ~	150,000	140,437

South Africa - 3.4%

South Africa Government
5.500% due 03/09/20	200,000	215,750
5.875% due 05/30/22	100,000	108,500
6.250% due 03/31/36	ZAR 2,000,000	150,717
6.500% due 02/28/41	1,400,000	105,158
6.875% due 05/27/19	$110,000	126,912
7.000% due 02/28/31	ZAR 5,700,000	488,723
7.750% due 02/28/23	6,200,000	621,985
8.000% due 12/21/18	5,300,000	550,957
8.250% due 09/15/17	6,400,000	669,309
8.500% due 01/31/37	3,900,000	374,628
8.750% due 02/28/48	900,000	87,583
10.500% due 12/21/26	2,200,000	264,042

		3,764,264

Sri Lanka - 0.2%

Sri Lanka Government 6.250% due 07/27/21 ~	$200,000	192,500

Thailand - 1.1%

Thailand Government
1.200% due 07/14/21 ~ ^	THB 4,212,760	125,548
1.250% due 03/12/28 ~ ^	3,031,230	84,105
3.580% due 12/17/27	2,500,000	75,414
3.625% due 06/16/23	13,200,000	413,761
3.650% due 12/17/21	12,500,000	396,243
3.875% due 06/13/19	3,700,000	120,394

		1,215,465

Turkey - 3.0%

Turkey Government
3.000% due 02/23/22 ^	TRY 1,216,792	597,538
4.000% due 04/01/20 ^	380,934	200,740
5.625% due 03/30/21	$100,000	104,400

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
6.000% due 01/14/41	$200,000	$193,800
6.750% due 04/03/18	190,000	210,235
6.875% due 03/17/36	156,000	166,374
7.000% due 06/05/20	168,000	190,302
7.100% due 03/08/23	TRY 500,000	218,435
7.250% due 03/05/38	$84,000	93,629
7.375% due 02/05/25	130,000	147,095
8.000% due 02/14/34	118,000	140,302
8.300% due 06/20/18	TRY 530,000	256,073
8.500% due 09/14/22	500,000	240,217
9.000% due 05/21/14 ^	797,122	416,585
9.500% due 01/12/22	300,000	152,595

		3,328,320

Ukraine - 0.8%

Ukraine Government
7.500% due 04/17/23 ~	$200,000	166,250
7.750% due 09/23/20 ~	100,000	85,750
7.800% due 11/28/22 ~	470,000	394,212
9.250% due 07/24/17 ~	250,000	232,262

		878,474

United Arab Emirates - 0.2%

Emirate of Dubai Government 7.750% due 10/05/20 ~	215,000	255,581

Uruguay - 0.9%

Uruguay Government
3.700% due 06/26/37 ^	UYU 1,269,951	58,722
4.125% due 11/20/45	$117,374	94,034
4.250% due 04/05/27 ^	UYU 4,402,378	214,226
4.375% due 12/15/28 ^	3,412,002	168,491
4.500% due 08/14/24	$204,235	207,809
7.625% due 03/21/36	62,000	78,430
7.875% PIK due 01/15/33	108,000	139,320

		961,032

Venezuela - 1.2%

Venezuela Government
5.750% due 02/26/16 ~	40,000	36,200
6.000% due 12/09/20 ~	62,000	45,353
7.650% due 04/21/25	95,000	68,875
7.750% due 10/13/19 ~	110,000	92,015
8.250% due 10/13/24 ~	57,000	43,177
8.500% due 10/08/14	126,000	126,315
9.000% due 05/07/23 ~	90,000	73,485
9.250% due 09/15/27	57,000	46,598
9.250% due 05/07/28 ~	74,000	58,460
11.750% due 10/21/26 ~	391,000	362,653
11.950% due 08/05/31 ~	293,500	272,221
12.750% due 08/23/22 ~	117,000	117,117

		1,342,469

Vietnam - 0.2%

Vietnam Government
6.750% due 01/29/20 ~	100,000	107,500
6.875% due 01/15/16 ~	100,000	106,625

		214,125

Total Foreign Government Bonds & Notes (Cost $47,564,237)		46,364,165

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $20,119)		1,691

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 18.0%

Foreign Government Issue - 0.1%

Nigeria Treasury Bill
14.970% due 04/10/14	NGN 11,000,000	$64,130

	Shares
Money Market Fund - 17.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	20,100,872	20,100,872

Total Short-Term Investments (Cost $20,163,795)		20,165,002

TOTAL INVESTMENTS - 96.6% (Cost $109,784,522)		108,106,123

OTHER ASSETS & LIABILITIES, NET - 3.4%		3,791,937

NET ASSETS - 100.0%		$111,898,060

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	41.4%
Corporate Bonds & Notes	37.0%
Short-Term Investments	18.0%
Others (each less than 3.0%)	0.2%

96.6%
Other Assets & Liabilities, Net	3.4%

100.0%

(b)	As of September 30, 2013, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AA	0.3%
A	12.3%
BBB	18.8%
BB	20.7%
B	18.4%
CCC	0.5%
Not Rated	29.0%

100.0%

(c)	Short term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discontinued investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	5,593,944	USD	965,924	10/13	UBS	($4,600)
BRL	684,705	USD	310,876	10/13	BRC	(2,097)
BRL	435,081	USD	196,869	10/13	SCB	(662)
CLP	200,634,083	USD	394,417	10/13	CSF	2,494
CLP	40,945,856	USD	80,000	10/13	UBS	825
CLP	44,766,301	USD	89,132	11/13	JPM	(1,218)
CNY	1,205,199	USD	196,031	10/13	BRC	572
CNY	404,312	USD	65,327	10/13	DUB	627
CNY	7,637,070	USD	1,230,000	10/13	GSC	15,826
CNY	1,642,151	USD	266,000	10/13	MSC	1,882
CNY	135,407	USD	21,927	10/13	UBS	162
CZK	14,618,518	USD	744,806	10/13	HSB	25,220
CZK	987,195	USD	51,678	10/13	JPM	322
CZK	4,023,548	USD	210,000	10/13	UBS	1,938
CZK	2,679,966	USD	139,906	11/13	BRC	1,282
EUR	179,041	USD	241,553	10/13	BRC	675
EUR	374,899	USD	499,135	10/13	DUB	8,074
HUF	280,839,988	USD	1,228,616	10/13	CIT	45,733
HUF	29,687,424	USD	133,667	10/13	JPM	1,044
IDR	2,637,033,600	USD	232,235	10/13	HSB	(5,306)
IDR	3,013,905,935	USD	275,478	10/13	SCB	(16,161)
ILS	1,088,785	USD	309,233	11/13	BRC	(616)
INR	86,710,049	USD	1,337,086	10/13	JPM	38,680
INR	11,184,616	USD	179,586	10/13	SCB	(2,128)
MXN	2,463,523	USD	186,375	10/13	DUB	1,311
MXN	7,045,609	USD	555,363	10/13	GSC	(18,587)
MXN	4,341,701	USD	330,481	10/13	GSC	296
MXN	17,234,288	USD	1,306,043	10/13	JPM	6,965
MXN	3,120,000	USD	242,915	11/13	BRC	(5,753)
MXN	3,118,665	USD	240,963	11/13	DUB	(3,902)
MXN	7,452,379	USD	559,252	11/13	JPM	7,230
MYR	878,392	USD	278,545	10/13	BRC	(9,275)
MYR	800,000	USD	244,776	10/13	BRC	356
MYR	492,906	USD	149,461	10/13	DUB	1,573
MYR	845,212	USD	257,538	10/13	GSC	1,561
PEN	167,340	USD	60,000	10/13	DUB	(33)
PEN	868,186	USD	310,000	10/13	DUB	1,116
PEN	435,575	USD	158,075	10/13	GSC	(2,295)
PHP	2,937,942	USD	68,764	10/13	DUB	(1,270)
PLN	9,568,484	USD	2,961,279	10/13	BRC	96,554
PLN	782,272	USD	249,961	10/13	DUB	33
PLN	1,273,207	USD	410,302	11/13	HSB	(4,065)
PLN	1,144,980	USD	360,000	11/13	MER	5,324
RON	729,075	USD	220,185	10/13	BRC	758
RON	1,448,366	USD	430,731	10/13	GSC	8,158
RON	1,446,785	USD	430,731	10/13	MER	7,679
RUB	36,057,900	USD	1,120,000	10/13	CSF	(13,149)
RUB	48,799,722	USD	1,453,779	10/13	CSF	44,081
RUB	43,695,560	USD	1,366,041	10/13	DUB	(24,617)
RUB	15,589,673	USD	479,549	11/13	BRC	(3,424)
SGD	1,218,750	USD	959,797	10/13	BRC	11,711
SGD	464,465	USD	373,114	10/13	DUB	(2,873)
SGD	197,652	USD	158,750	10/13	SCB	(1,195)
THB	22,435,862	USD	722,851	10/13	CIT	(6,737)
THB	22,524,578	USD	699,738	10/13	UBS	19,638
TRY	300,000	USD	148,112	10/13	HSB	(431)
TRY	281,878	USD	139,027	11/13	CIT	(996)
TWD	33,061,814	USD	1,113,867	10/13	HSB	4,752
TWD	4,151,805	USD	141,314	10/13	MER	(841)
TWD	1,401,007	USD	47,172	10/13	UBS	230
USD	495,984	ARS	2,875,740	10/13	UBS	1,786
USD	78,046	BRL	189,471	10/13	BRC	(7,400)
USD	237,460	BRL	569,216	10/13	CIT	(19,237)
USD	149,134	BRL	361,098	10/13	MSC	(13,709)
USD	101,199	BRL	227,749	11/13	DUB	(658)
USD	195,446	BRL	435,081	11/13	SCB	862
USD	1,000,000	CNH	6,142,000	12/13	HSB	(285)
USD	130,905	CNH	802,120	12/13	HSB	272

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	103,753	CNY	640,000	10/13	GSC	($649)
USD	360,000	CNY	2,229,840	10/13	HSB	(3,751)
USD	418,150	COP	794,024,338	10/13	BRC	2,787
USD	224,155	CZK	4,404,320	10/13	CIT	(7,841)
USD	414,822	EUR	312,241	10/13	BRC	(7,614)
USD	2,125,579	EUR	1,619,774	10/13	DUB	(65,845)
USD	555,351	EUR	420,310	10/13	GSC	(13,295)
USD	68,891	EUR	51,466	10/13	HSB	(739)
USD	268,486	GBP	176,713	10/13	BRC	(17,544)
USD	80,700	GBP	51,976	10/13	MSC	(3,429)
USD	1,284,149	HUF	292,079,633	10/13	GSC	(41,202)
USD	131,132	HUF	29,240,824	11/13	BRC	(1,300)
USD	160,592	MXN	2,076,053	10/13	HSB	2,426
USD	320,627	MXN	4,066,000	10/13	MER	10,855
USD	21,108	MYR	68,400	10/13	SCB	149
USD	17,755	PEN	49,366	10/13	DUB	64
USD	50,196	PHP	2,177,000	10/13	JPM	183
USD	2,473,299	PLN	7,949,298	10/13	BRC	(67,085)
USD	380,000	PLN	1,213,891	10/13	DUB	(7,928)
USD	614,514	PLN	1,930,153	11/13	BRC	(1,794)
USD	540,000	PLN	1,697,018	11/13	DUB	(1,460)
USD	350,118	RON	1,178,846	10/13	BRC	(7,101)
USD	414,013	RON	1,374,232	11/13	BRC	(1,562)
USD	1,314,557	RUB	44,073,806	10/13	BRC	(38,246)
USD	2,022,089	RUB	66,730,736	10/13	CSF	(26,185)
USD	134,418	RUB	4,505,083	10/13	HSB	(3,861)
USD	576,618	RUB	19,328,806	10/13	MER	(16,868)
USD	24,018	THB	764,600	10/13	DUB	(402)
USD	330,755	TRY	694,928	10/13	HSB	(11,337)
USD	339,608	TRY	688,555	11/13	CIT	2,432
USD	49,575	TRY	100,950	11/13	DUB	142
USD	213,902	TRY	433,556	11/13	HSB	1,596
USD	380,000	ZAR	3,776,554	10/13	CSF	5,679
USD	1,038,818	ZAR	10,310,787	11/13	GSC	20,836
ZAR	1,890,039	USD	190,094	11/13	UBS	(3,491)

Total Forward Foreign Currency Contracts						($109,298)

(e)	Purchased options outstanding as of September 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC EUR versus USD	$1.28	10/04/13	MER	EUR 1,500,000	$9,165	$193
Put - OTC TRY versus USD	TRY 2.10	10/08/13	MSC	TRY 945,000	1,440	686
Put - OTC EUR versus USD	$1.26	11/08/13	MER	EUR 1,500,000	9,514	812

Total Purchased Options					$20,119	$1,691

(f)	Swap agreements outstanding as of September 30, 2013 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	BRC	Pay	6.530%	09/13/16	ZAR 5,000,000	($396)	$—	($396)
Brazil CETIP Interbank	BRC	Pay	10.790%	01/02/17	BRL 1,832,018	(45,269)	—	(45,269)
3-Month MYR KLIBOR	HSB	Pay	4.000%	09/03/18	MYR 1,100,000	4,810	—	4,810

						($40,855)	$—	($40,855)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 3,600,000,000	$398,448	$435,989	($37,541)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	80,527	96,528	(16,001)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	900,000,000	75,297	90,779	(15,482)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	1,800,000,000	137,766	161,890	(24,124)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	2,300,000,000	227,804	274,300	(46,496)
Indonesia Treasury 9.500% due 07/15/31	SCB	07/15/31	1,200,000,000	110,362	132,373	(22,011)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	1,200,000,000	85,075	101,292	(16,217)

				$1,115,279	$1,293,151	($177,872)

Total Swap Agreements	$1,074,424	$1,293,151	($218,727)

(g)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$41,420,169	$—	$41,420,169	$—
	Convertible Corporate Bonds & Notes	155,096		155,096
	Foreign Government Bonds & Notes	46,364,165	—	46,364,165	—
	Short-Term Investments	20,165,002	20,100,872	64,130	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	414,751	—	414,751	—
	Purchased Options	1,691	—	1,691	—

	Total Foreign Currency Contracts	416,442		416,442
	Interest Rate Contracts
	Swaps	1,120,089		1,120,089

	Total Assets-Derivatives	1,536,531	—	1,536,531	—

	Total Assets	109,640,963	20,100,872	89,540,091	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(524,049)	—	(524,049)	—
	Interest Rate Contracts
	Swaps	(45,665)	—	(45,665)	—

	Total Liabilities-Derivatives	(569,714)		(569,714)

	Total Liabilities	(569,714)	—	(569,714)	—

	Total	$109,071,249	$20,100,872	$88,970,377	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Consumer Discretionary - 15.7%

Carnival Corp (Panama)	116,650	$3,807,456
Comcast Corp ‘A’	102,600	4,632,390
General Motors Co *	169,494	6,096,699
Johnson Controls Inc	69,577	2,887,445
Kohl’s Corp	43,044	2,227,527
Murphy USA Inc *	9,554	385,886
Newell Rubbermaid Inc	62,210	1,710,775
Staples Inc	38,455	563,366
Target Corp	30,871	1,975,127
Time Warner Cable Inc	52,280	5,834,448
Time Warner Inc	27,797	1,829,321
Twenty-First Century Fox Inc ‘B’	127,306	4,252,020
Viacom Inc ‘B’	87,609	7,322,360

		43,524,820

Consumer Staples - 5.7%

Archer-Daniels-Midland Co	56,984	2,099,291
ConAgra Foods Inc	92,411	2,803,750
CVS Caremark Corp	72,736	4,127,768
Mondelez International Inc ‘A’	81,111	2,548,508
Tyson Foods Inc ‘A’	68,994	1,951,150
Unilever NV ‘NY’ (Netherlands)	62,334	2,351,238

		15,881,705

Energy - 14.9%

BP PLC ADR (United Kingdom)	125,913	5,292,123
Chevron Corp	28,653	3,481,339
Halliburton Co	127,111	6,120,395
Murphy Oil Corp	63,957	3,857,886
Noble Corp (Switzerland)	34,662	1,309,184
Occidental Petroleum Corp	37,771	3,533,099
QEP Resources Inc	105,300	2,915,757
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	68,193	4,478,916
Suncor Energy Inc (Canada)	91,364	3,269,004
Weatherford International Ltd (Switzerland) *	458,164	7,023,654

		41,281,357

Financials - 23.9%

Aflac Inc	29,343	1,818,973
Bank of America Corp	334,119	4,610,842
Citigroup Inc	231,958	11,252,283
Fifth Third Bancorp	154,238	2,782,453
JPMorgan Chase & Co	168,717	8,720,982
MetLife Inc	78,821	3,700,646
Morgan Stanley	158,099	4,260,768
State Street Corp	34,459	2,265,679
The Allstate Corp	106,559	5,386,557
The Bank of New York Mellon Corp	195,577	5,904,470
The Goldman Sachs Group Inc	18,004	2,848,413
The PNC Financial Services Group Inc	59,947	4,343,160
The Travelers Cos Inc	12,986	1,100,823
U.S. Bancorp	38,299	1,400,977
Wells Fargo & Co	143,356	5,923,470

		66,320,496

Health Care - 14.8%

Bristol-Myers Squibb Co	91,898	4,253,039
Cardinal Health Inc	45,421	2,368,705
Express Scripts Holding Co *	17,053	1,053,534
GlaxoSmithKline PLC ADR (United Kingdom)	53,724	2,695,333
Merck & Co Inc	127,878	6,088,272
Novartis AG (Switzerland)	55,379	4,256,749
Pfizer Inc	171,260	4,916,875
Roche Holding AG ADR (Switzerland)	41,886	2,828,562
Sanofi ADR (France)	73,332	3,712,799

	Shares	Value
UnitedHealth Group Inc	78,695	$5,635,349
WellPoint Inc	38,817	3,245,489

		41,054,706

Industrials - 6.5%

Emerson Electric Co	54,210	3,507,387
General Electric Co	236,184	5,642,436
Honeywell International Inc	26,339	2,187,191
Ingersoll-Rand PLC (Ireland)	71,637	4,652,107
Textron Inc	74,559	2,058,574

		18,047,695

Information Technology - 10.0%

Autodesk Inc *	37,679	1,551,244
Cisco Systems Inc	130,861	3,064,765
Corning Inc	233,054	3,400,258
eBay Inc *	76,872	4,288,689
Hewlett-Packard Co	251,459	5,275,610
Intel Corp	68,316	1,565,803
Microsoft Corp	191,511	6,379,231
Yahoo! Inc *	66,975	2,220,891

		27,746,491

Materials - 1.9%

Alcoa Inc	291,689	2,368,515
International Paper Co	66,672	2,986,906

		5,355,421

Telecommunication Services - 2.3%

AT&T Inc	33,992	1,149,609
Verizon Communications Inc	36,876	1,720,634
Vivendi SA (France)	36,958	850,558
Vodafone Group PLC ADR (United Kingdom)	73,958	2,601,842

		6,322,643

Utilities - 1.8%

FirstEnergy Corp	44,646	1,627,347
PPL Corp	114,012	3,463,685

		5,091,032

Total Common Stocks (Cost $187,190,614)		270,626,366

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,376,004	7,376,004

Total Short-Term Investment (Cost $7,376,004)		7,376,004

TOTAL INVESTMENTS - 100.2% (Cost $194,566,618)		278,002,370

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(504,627)

NET ASSETS - 100.0%		$277,497,743

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	23.9%
Consumer Discretionary	15.7%
Energy	14.9%
Health Care	14.8%
Information Technology	10.0%
Industrials	6.5%
Consumer Staples	5.7%
Others (each less than 3.0%)	8.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	2,755,523	CAD	2,855,301	10/13	CIB	($15,230)
USD	1,814,780	CHF	1,695,513	10/13	BNY	(60,347)
USD	2,165,175	CHF	2,024,815	10/13	CIT	(74,139)
USD	1,814,606	CHF	1,695,513	10/13	SSB	(60,522)
USD	2,138,511	EUR	1,612,228	10/13	BNY	(42,688)
USD	2,139,144	EUR	1,612,228	10/13	CIB	(42,055)
USD	2,138,975	EUR	1,612,228	10/13	CIT	(42,224)
USD	2,286,798	EUR	1,724,545	10/13	SSB	(46,355)
USD	2,222,178	GBP	1,413,815	10/13	BNY	(66,304)
USD	2,221,889	GBP	1,413,820	10/13	CIB	(66,602)
USD	2,224,927	GBP	1,415,740	10/13	CIT	(66,671)
USD	2,222,483	GBP	1,413,820	10/13	SSB	(66,008)

Total Forward Foreign Currency Contracts						($649,145)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$43,524,820	$43,524,820	$—	$—
	Consumer Staples	15,881,705	15,881,705	—	—
	Energy	41,281,357	41,281,357	—	—
	Financials	66,320,496	66,320,496	—	—
	Health Care	41,054,706	36,797,957	4,256,749	—
	Industrials	18,047,695	18,047,695	—	—
	Information Technology	27,746,491	27,746,491	—	—
	Materials	5,355,421	5,355,421	—	—
	Telecommunications Services	6,322,643	5,472,085	850,558	—
	Utilities	5,091,032	5,091,032	—	—

		270,626,366	265,519,059	5,107,307	—
	Short-Term Investment	7,376,004	7,376,004	—	—

	Total Assets	278,002,370	272,895,063	5,107,307	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(649,145)	—	(649,145)	—

	Total Liabilities	(649,145)	—	(649,145)	—

	Total	$277,353,225	$272,895,063	$4,458,162	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GROWTH FUND (Formerly PL Growth LT Fund)

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 23.4%

Amazon.com Inc *	4,179	$1,306,522
AutoZone Inc *	1,134	479,376
Comcast Corp ‘Special A’	20,890	905,999
Discovery Communications Inc ‘A’ *	10,800	911,736
Las Vegas Sands Corp	12,720	844,862
LKQ Corp *	9,420	300,121
LVMH Moet Hennessy Louis Vuitton SA (France)	2,824	556,566
Michael Kors Holdings Ltd (United Kingdom) *	5,050	376,326
Netflix Inc *	586	181,197
Nike Inc ‘B’	7,910	574,582
PetSmart Inc	5,690	433,919
Polaris Industries Inc	2,680	346,202
priceline.com Inc *	1,285	1,299,071
Ross Stores Inc	12,670	922,376
Starbucks Corp	12,930	995,222
Target Corp	8,490	543,190
The Walt Disney Co	15,290	986,052
Tiffany & Co	6,730	515,653
Time Warner Cable Inc	4,490	501,084
Time Warner Inc	9,320	613,349
Tractor Supply Co	5,798	389,452
Twenty-First Century Fox Inc ‘A’	40,820	1,367,470
VF Corp	3,057	608,496
Viacom Inc ‘B’	7,780	650,252
Wynn Resorts Ltd	6,172	975,238
Yum! Brands Inc	4,640	331,250

		17,915,563

Consumer Staples - 5.9%

Costco Wholesale Corp	5,662	651,809
CVS Caremark Corp	7,240	410,870
Danone SA (France)	4,440	334,305
Diageo PLC (United Kingdom)	14,816	470,805
Mead Johnson Nutrition Co	5,190	385,409
Mondelez International Inc ‘A’	21,290	668,932
Pernod-Ricard SA (France)	3,121	387,777
Philip Morris International Inc	6,900	597,471
The Estee Lauder Cos Inc ‘A’	9,010	629,799

		4,537,177

Energy - 5.0%

Anadarko Petroleum Corp	6,530	607,225
Cabot Oil & Gas Corp	12,670	472,844
Cameron International Corp *	5,600	326,872
Dresser-Rand Group Inc *	10,370	647,088
FMC Technologies Inc *	2,020	111,948
Noble Energy Inc	9,225	618,167
Pioneer Natural Resources Co	5,731	1,082,013

		3,866,157

Financials - 6.8%

ACE Ltd (Switzerland)	2,390	223,608
Affiliated Managers Group Inc *	4,235	773,480
American Express Co	9,660	729,523
American Tower Corp REIT	20,230	1,499,650
BlackRock Inc	2,079	562,619
IntercontinentalExchange Inc *	4,334	786,274
MetLife Inc	4,770	223,952
Morgan Stanley	15,040	405,328

		5,204,434

Health Care - 16.5%

Actavis Inc *	3,130	450,720
Alexion Pharmaceuticals Inc *	6,520	757,363
Biogen Idec Inc *	4,655	1,120,738

	Shares	Value
Bristol-Myers Squibb Co	21,410	$990,855
Catamaran Corp (Canada) *	10,650	489,368
Celgene Corp *	7,311	1,125,382
Cerner Corp *	10,870	571,219
Covidien PLC (Ireland)	11,320	689,841
Express Scripts Holding Co *	14,320	884,690
Gilead Sciences Inc *	23,093	1,451,164
Illumina Inc *	3,880	313,620
Intuitive Surgical Inc *	455	171,203
Mallinckrodt PLC (Ireland) * l	—	11
Perrigo Co	3,343	412,459
Regeneron Pharmaceuticals Inc *	1,470	459,919
The Cooper Cos Inc	2,553	331,099
Thermo Fisher Scientific Inc	16,050	1,479,008
Valeant Pharmaceuticals International Inc (Canada) *	6,740	703,184
Zoetis Inc	7,740	240,869

		12,642,712

Industrials - 11.5%

AMETEK Inc	15,560	716,071
Cummins Inc	3,248	431,562
Danaher Corp	22,920	1,588,814
Expeditors International of Washington Inc	12,180	536,651
Honeywell International Inc	10,150	842,856
Joy Global Inc	4,180	213,347
Kansas City Southern	3,324	363,513
Precision Castparts Corp	7,267	1,651,353
Roper Industries Inc	4,870	647,077
Stanley Black & Decker Inc	8,930	808,790
Union Pacific Corp	2,486	386,175
Verisk Analytics Inc ‘A’ *	9,490	616,470

		8,802,679

Information Technology - 25.3%

Altera Corp	19,040	707,526
Apple Inc	1,661	791,882
Autodesk Inc *	12,260	504,744
Citrix Systems Inc *	10,910	770,355
Cognizant Technology Solutions Corp ‘A’ *	8,650	710,338
eBay Inc *	22,320	1,245,233
EMC Corp	58,660	1,499,350
Facebook Inc ‘A’ *	22,450	1,127,888
FleetCor Technologies Inc *	5,740	632,318
Google Inc ‘A’ *	3,453	3,024,517
Linear Technology Corp	10,070	399,376
LinkedIn Corp ‘A’ *	2,121	521,893
MasterCard Inc ‘A’	2,229	1,499,627
NXP Semiconductors NV (Netherlands) *	6,660	247,819
Oracle Corp	19,250	638,523
PTC Inc *	6,600	187,638
QUALCOMM Inc	18,110	1,219,890
salesforce.com inc *	15,727	816,389
Teradata Corp *	2,790	154,678
TIBCO Software Inc *	7,210	184,504
Visa Inc ‘A’	9,779	1,868,767
VMware Inc ‘A’ *	2,610	211,149
Yahoo! Inc *	12,470	413,505

		19,377,909

Materials - 1.7%

Airgas Inc	4,820	511,161
Monsanto Co	7,832	817,426

		1,328,587

Total Common Stocks (Cost $62,092,363)		73,675,218

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.6%

Money Market Fund - 3.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,719,436	$2,719,436

Total Short-Term Investment (Cost $2,719,436)		2,719,436

TOTAL INVESTMENTS - 99.7% (Cost $64,811,799)		76,394,654

OTHER ASSETS & LIABILITIES, NET - 0.3%		244,979

NET ASSETS - 100.0%		$76,639,633

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Information Technology	25.3%
Consumer Discretionary	23.4%
Health Care	16.5%
Industrials	11.5%
Financials	6.8%
Consumer Staples	5.9%
Energy	5.0%
Short-Term Investment	3.6%
Others (each less than 3.0%)	1.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$17,915,563	$17,358,997	$556,566	$—
	Consumer Staples	4,537,177	3,344,290	1,192,887	—
	Energy	3,866,157	3,866,157	—	—
	Financials	5,204,434	5,204,434	—	—
	Health Care	12,642,712	12,642,712	—	—
	Industrials	8,802,679	8,802,679	—	—
	Information Technology	19,377,909	19,377,909	—	—
	Materials	1,328,587	1,328,587	—	—

		73,675,218	71,925,765	1,749,453	—
	Short-Term Investment	2,719,436	2,719,436	—	—

	Total	$76,394,654	$74,645,201	$1,749,453	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 27.1%

Amazon.com Inc *	18,053	$5,644,090
CarMax Inc *	27,229	1,319,790
Comcast Corp ‘A’	73,664	3,325,930
Expedia Inc	37,229	1,928,090
Liberty Global PLC ‘A’ (United Kingdom) *	45,659	3,623,042
Melco Crown Entertainment Ltd ADR (Cayman) *	64,354	2,048,388
Nike Inc ‘B’	47,231	3,430,860
priceline.com Inc *	3,659	3,699,066
Sirius XM Radio Inc	917,289	3,549,908
The Walt Disney Co	53,558	3,453,955
Time Warner Inc	44,386	2,921,043
Under Armour Inc ‘A’ *	22,719	1,805,024
Viacom Inc ‘B’	54,023	4,515,242
Wynn Resorts Ltd	11,385	1,798,944

		43,063,372

Consumer Staples - 3.4%

Kellogg Co	29,311	1,721,435
Mondelez International Inc ‘A’	50,829	1,597,047
The Estee Lauder Cos Inc ‘A’	29,093	2,033,601

		5,352,083

Energy - 4.6%

Cabot Oil & Gas Corp	41,328	1,542,361
EOG Resources Inc	6,431	1,088,640
FMC Technologies Inc *	43,546	2,413,319
Gulfport Energy Corp *	34,753	2,236,008

		7,280,328

Financials - 4.3%

American International Group Inc	52,002	2,528,857
Discover Financial Services	47,675	2,409,494
Moody’s Corp	26,894	1,891,455

		6,829,806

Health Care - 12.0%

AbbVie Inc	77,068	3,447,252
Allergan Inc	41,337	3,738,932
Catamaran Corp (Canada) *	35,534	1,632,787
Gilead Sciences Inc *	53,185	3,342,145
Regeneron Pharmaceuticals Inc *	5,580	1,745,815
United Therapeutics Corp *	31,412	2,476,836
Valeant Pharmaceuticals International Inc (Canada) *	26,742	2,789,993

		19,173,760

Industrials - 13.5%

Danaher Corp	26,950	1,868,174
Eaton Corp PLC (Ireland)	56,296	3,875,417
Precision Castparts Corp	21,407	4,864,527
Roper Industries Inc	12,353	1,641,343
Union Pacific Corp	19,032	2,956,431
United Rentals Inc *	22,448	1,308,494
United Technologies Corp	30,191	3,255,194
Verisk Analytics Inc ‘A’ *	27,195	1,766,587

		21,536,167

Information Technology - 30.4%

Alliance Data Systems Corp *	9,633	2,037,090
Autodesk Inc *	44,895	1,848,327
Citrix Systems Inc *	30,165	2,129,951
eBay Inc *	70,181	3,915,398
Equinix Inc *	13,192	2,422,711
Facebook Inc ‘A’ *	46,361	2,329,177
Google Inc ‘A’ *	8,814	7,720,271
LinkedIn Corp ‘A’ *	14,286	3,515,213

	Shares	Value
MasterCard Inc ‘A’	2,554	$1,718,280
Pandora Media Inc *	25,235	634,155
ServiceNow Inc *	24,885	1,292,776
SINA Corp (Cayman) *	30,521	2,477,390
Splunk Inc *	51,543	3,094,642
Visa Inc ‘A’	30,905	5,905,945
Yahoo! Inc *	114,968	3,812,339
Yandex NV ‘A’ (Netherlands) *	55,173	2,009,401
Yelp Inc *	23,474	1,553,509

		48,416,575

Materials - 1.0%

Monsanto Co	15,431	1,610,533

Telecommunication Services - 3.3%

Softbank Corp (Japan)	58,100	4,037,796
Vivendi SA (France)	55,329	1,273,351

		5,311,147

Total Common Stocks (Cost $134,283,697)		158,573,771

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,669,378	1,669,378

Total Short-Term Investment (Cost $1,669,378)		1,669,378

TOTAL INVESTMENTS - 100.7% (Cost $135,953,075)		160,243,149

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,104,362)

NET ASSETS - 100.0%		$159,138,787

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Information Technology	30.4%
Consumer Discretionary	27.1%
Industrials	13.5%
Health Care	12.0%
Energy	4.6%
Financials	4.3%
Consumer Staples	3.4%
Telecommunication Services	3.3%
Others (each less than 3.0%)	2.1%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$43,063,372	$43,063,372	$—	$—
	Consumer Staples	5,352,083	5,352,083	—	—
	Energy	7,280,328	7,280,328	—	—
	Financials	6,829,806	6,829,806	—	—
	Health Care	19,173,760	19,173,760	—	—
	Industrials	21,536,167	21,536,167	—	—
	Information Technology	48,416,575	48,416,575	—	—
	Materials	1,610,533	1,610,533	—	—
	Telecommunication Services	5,311,147	—	5,311,147	—

		158,573,771	153,262,624	5,311,147	—
	Short-Term Investment	1,669,378	1,669,378	—	—

	Total	$160,243,149	$154,932,002	$5,311,147	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 15.4%

DISH Network Corp ‘A’	184,371	$8,298,539
McDonald’s Corp	27,680	2,663,093
SES SA FDR (Luxembourg)	123,527	3,535,622
Target Corp	56,641	3,623,891
The Home Depot Inc	90,511	6,865,259
Time Warner Cable Inc	71,173	7,942,907
Time Warner Inc	156,126	10,274,652
Twenty-First Century Fox Inc ‘A’	290,095	9,718,183

		52,922,146

Consumer Staples - 11.5%

Altria Group Inc	101,324	3,480,479
Anheuser-Busch InBev NV ADR (Belgium)	62,311	6,181,251
CVS Caremark Corp	183,555	10,416,746
Kimberly-Clark Corp	61,126	5,759,292
Lorillard Inc	80,853	3,620,597
Philip Morris International Inc	114,678	9,929,968

		39,388,333

Energy - 9.4%

Chevron Corp	79,024	9,601,416
Exxon Mobil Corp	83,700	7,201,548
Halliburton Co	145,670	7,014,011
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	66,265	4,352,285
Suncor Energy Inc (Canada)	115,833	4,144,505

		32,313,765

Financials - 27.8%

American Express Co	107,622	8,127,613
American Tower Corp REIT	59,126	4,383,010
Capital One Financial Corp	66,031	4,538,971
Citigroup Inc	68,729	3,334,044
JPMorgan Chase & Co	256,320	13,249,182
Loews Corp	95,110	4,445,441
Marsh & McLennan Cos Inc	147,390	6,418,835
MetLife Inc	96,031	4,508,655
State Street Corp	137,872	9,065,084
The Bank of New York Mellon Corp	129,167	3,899,552
The Progressive Corp	96,501	2,627,722
The Travelers Cos Inc	80,133	6,792,874
U.S. Bancorp	292,091	10,684,689
Wells Fargo & Co	323,026	13,347,435

		95,423,107

Health Care - 8.9%

Johnson & Johnson	73,758	6,394,081
Merck & Co Inc	143,532	6,833,559
Novartis AG ADR (Switzerland)	52,367	4,017,073
Pfizer Inc	145,571	4,179,343
Teva Pharmaceutical Industries Ltd ADR (Israel)	97,807	3,695,148
WellPoint Inc	65,707	5,493,762

		30,612,966

Industrials - 9.2%

General Electric Co	317,215	7,578,266
Honeywell International Inc	111,500	9,258,960
Illinois Tool Works Inc	93,899	7,161,677
United Technologies Corp	71,252	7,682,391

		31,681,294

Information Technology - 7.5%

International Business Machines Corp	26,908	4,982,823
Microsoft Corp	140,186	4,669,596
Motorola Solutions Inc	88,787	5,272,172
TE Connectivity Ltd (Switzerland)	121,618	6,297,380
Xerox Corp	454,047	4,672,144

		25,894,115

	Shares	Value
Materials - 2.7%

Air Products & Chemicals Inc	40,564	$4,322,905
Crown Holdings Inc *	113,707	4,807,532

		9,130,437

Telecommunication Services - 3.5%

AT&T Inc	99,838	3,376,521
Verizon Communications Inc	67,999	3,172,833
Vodafone Group PLC ADR (United Kingdom)	154,580	5,438,124

		11,987,478

Utilities - 1.8%

Sempra Energy	73,429	6,285,522

Total Common Stocks (Cost $218,889,505)		335,639,163

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,701,696	7,701,696

Total Short-Term Investment (Cost $7,701,696)		7,701,696

TOTAL INVESTMENTS - 99.9% (Cost $226,591,201)		343,340,859

OTHER ASSETS & LIABILITIES, NET - 0.1%		272,076

NET ASSETS - 100.0%		$343,612,935

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	27.8%
Consumer Discretionary	15.4%
Consumer Staples	11.5%
Energy	9.4%
Industrials	9.2%
Health Care	8.9%
Information Technology	7.5%
Telecommunication Services	3.5%
Others (each less than 3.0%)	6.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$52,922,146	$49,386,524	$3,535,622	$—
	Consumer Staples	39,388,333	39,388,333	—	—
	Energy	32,313,765	32,313,765	—	—
	Financials	95,423,107	95,423,107	—	—
	Health Care	30,612,966	30,612,966	—	—
	Industrials	31,681,294	31,681,294	—	—
	Information Technology	25,894,115	25,894,115	—	—
	Materials	9,130,437	9,130,437	—	—
	Telecommunication Services	11,987,478	11,987,478	—	—
	Utilities	6,285,522	6,285,522	—	—

		335,639,163	332,103,541	3,535,622	—
	Short-Term Investment	7,701,696	7,701,696	—	—

	Total	$343,340,859	$339,805,237	$3,535,622	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Consumer Staples - 0.9%

Henkel AG & Co KGaA (Germany)	19,207	$1,979,034

Total Preferred Stocks (Cost $1,528,312)		1,979,034

COMMON STOCKS - 98.0%

Consumer Discretionary - 9.3%

AutoZone Inc *	16,400	6,932,772
Delphi Automotive PLC (United Kingdom)	28,930	1,690,091
Ford Motor Co	161,402	2,722,852
PVH Corp	14,470	1,717,444
The TJX Cos Inc	71,530	4,033,577
Time Warner Inc	66,670	4,387,553

		21,484,289

Consumer Staples - 7.8%

Dr Pepper Snapple Group Inc	24,690	1,106,606
Henkel AG & Co KGaA (Germany)	22,686	2,009,170
Kraft Foods Group Inc	57,375	3,008,745
Mondelez International Inc ‘A’	122,990	3,864,346
Philip Morris International Inc	80,955	7,009,893
The J.M. Smucker Co	10,300	1,081,912

		18,080,672

Energy - 8.9%

Chevron Corp	64,424	7,827,516
National Oilwell Varco Inc	103,540	8,087,509
Noble Energy Inc	71,286	4,776,875

		20,691,900

Financials - 19.1%

American International Group Inc	87,810	4,270,200
CIT Group Inc *	118,930	5,800,216
Citigroup Inc	80,987	3,928,679
CME Group Inc ‘A’	28,210	2,084,155
Discover Financial Services	145,515	7,354,328
JPMorgan Chase & Co	191,230	9,884,679
Lincoln National Corp	34,620	1,453,694
Marsh & McLennan Cos Inc	84,980	3,700,879
McGraw Hill Financial Inc	89,748	5,886,571

		44,363,401

Health Care - 17.5%

AbbVie Inc	50,920	2,277,652
Actavis Inc *	26,440	3,807,360
Allergan Inc	51,340	4,643,703
Covidien PLC (Ireland)	113,710	6,929,487
Express Scripts Holding Co *	118,229	7,304,188
Gilead Sciences Inc *	23,170	1,456,003
Pfizer Inc	116,633	3,348,533
Sanofi (France)	23,100	2,342,539
UnitedHealth Group Inc	60,630	4,341,714
Zoetis Inc	137,210	4,269,975

		40,721,154

Industrials - 10.5%

Canadian National Railway Co (Canada)	63,020	6,388,337
CSX Corp	83,000	2,136,420
L-3 Communications Holdings Inc	13,640	1,288,980
The ADT Corp *	37,162	1,511,007
Towers Watson & Co ‘A’	43,950	4,700,892
Tyco International Ltd (Switzerland)	161,375	5,644,897
United Parcel Service Inc ‘B’	29,866	2,728,856

		24,399,389

	Shares	Value
Information Technology - 20.6%

Amdocs Ltd (United Kingdom)	49,150	$1,800,856
Apple Inc	19,992	9,531,186
Avnet Inc	19,410	809,591
Corning Inc	79,020	1,152,902
eBay Inc *	121,440	6,775,138
Facebook Inc ‘A’ *	82,560	4,147,814
Google Inc ‘A’ *	4,446	3,894,296
International Business Machines Corp	37,400	6,925,732
MasterCard Inc ‘A’	1,970	1,325,377
Microsoft Corp	160,470	5,345,256
QUALCOMM Inc	51,132	3,444,251
Western Digital Corp	40,520	2,568,968

		47,721,367

Materials - 3.0%

Air Products & Chemicals Inc	13,720	1,462,140
PPG Industries Inc	2,860	477,792
Vulcan Materials Co	98,780	5,117,792

		7,057,724

Telecommunication Services - 0.6%

America Movil SAB de CV ‘L’ ADR (Mexico)	75,130	1,488,325

Utilities - 0.7%

Exelon Corp	53,990	1,600,264

Total Common Stocks (Cost $166,724,921)		227,608,485

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,725,621	3,725,621

Total Short-Term Investment (Cost $3,725,621)		3,725,621

TOTAL INVESTMENTS - 100.5% (Cost $171,978,854)		233,313,140

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(1,096,270)

NET ASSETS - 100.0%		$232,216,870

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Information Technology	20.6%
Financials	19.1%
Health Care	17.5%
Industrials	10.5%
Consumer Discretionary	9.3%
Energy	8.9%
Consumer Staples	8.7%
Materials	3.0%
Others (each less than 3.0%)	2.9%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,979,034	$—	$1,979,034	$—
	Common Stocks
	Consumer Discretionary	21,484,289	21,484,289	—	—
	Consumer Staples	18,080,672	16,071,502	2,009,170	—
	Energy	20,691,900	20,691,900	—	—
	Financials	44,363,401	44,363,401	—	—
	Health Care	40,721,154	38,378,615	2,342,539	—
	Industrials	24,399,389	24,399,389	—	—
	Information Technology	47,721,367	47,721,367	—	—
	Materials	7,057,724	7,057,724	—	—
	Telecommunication Services	1,488,325	1,488,325
	Utilities	1,600,264	1,600,264	—

		227,608,485	223,256,776	4,351,709	—
	Short-Term Investment	3,725,621	3,725,621	—	—

	Total	$233,313,140	$226,982,397	$6,330,743	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 23.7%

AutoZone Inc *	1,889	$798,537
Buffalo Wild Wings Inc *	18,335	2,039,219
Cabela’s Inc *	23,005	1,450,005
Chipotle Mexican Grill Inc *	3,132	1,342,688
D.R. Horton Inc	53,054	1,030,839
Discovery Communications Inc ‘C’ *	7,462	582,931
Dollar Tree Inc *	28,355	1,620,772
Expedia Inc	22,600	1,170,454
Fifth & Pacific Cos Inc *	142,473	3,580,346
HomeAway Inc *	32,382	906,696
Life Time Fitness Inc *	18,015	927,232
LKQ Corp *	47,678	1,519,021
Michael Kors Holdings Ltd (United Kingdom) *	14,284	1,064,444
Netflix Inc *	2,996	926,393
Nordstrom Inc	12,187	684,909
Polaris Industries Inc	12,306	1,589,689
priceline.com Inc *	1,655	1,673,122
Ross Stores Inc	44,472	3,237,562
TripAdvisor Inc *	61,469	4,661,808
TRW Automotive Holdings Corp *	52,055	3,712,042
Ulta Salon Cosmetics & Fragrance Inc *	15,535	1,855,811

		36,374,520

Consumer Staples - 7.0%

Darling International Inc *	65,436	1,384,626
Hormel Foods Corp	28,375	1,195,155
Sprouts Farmers Market Inc *	41,899	1,859,897
The Hershey Co	11,395	1,054,038
The J.M. Smucker Co	42,610	4,475,754
Tyson Foods Inc ‘A’	25,203	712,741

		10,682,211

Energy - 12.0%

Bristow Group Inc	10,812	786,681
Cabot Oil & Gas Corp	55,537	2,072,641
Diamondback Energy Inc *	36,743	1,566,722
Energy XXI Ltd (Bermuda)	28,141	849,858
Gulfport Energy Corp *	95,705	6,157,660
Oasis Petroleum Inc *	25,324	1,244,168
Tidewater Inc	48,839	2,895,664
Western Refining Inc	15,881	477,065
WPX Energy Inc *	124,322	2,394,442

		18,444,901

Financials - 17.0%

American Capital Agency Corp REIT	98,104	2,214,207
Arch Capital Group Ltd (Bermuda) *	14,003	757,982
Comerica Inc	62,445	2,454,713
CYS Investments Inc REIT	128,622	1,045,697
KeyCorp	389,752	4,443,173
Lincoln National Corp	83,120	3,490,209
Principal Financial Group Inc	67,477	2,889,365
Reinsurance Group of America Inc	14,232	953,402
Signature Bank *	16,456	1,506,053
The Hartford Financial Services Group Inc	188,519	5,866,711
Validus Holdings Ltd (Bermuda)	12,569	464,802

		26,086,314

Health Care - 5.9%

Acorda Therapeutics Inc *	23,287	798,278
Catamaran Corp (Canada) *	35,910	1,650,065
HMS Holdings Corp *	19,088	410,583
Humana Inc	9,587	894,755
MEDNAX Inc *	13,315	1,336,826
The Cooper Cos Inc	10,659	1,382,366
Universal Health Services Inc ‘B’	8,424	631,716

	Shares	Value
Vertex Pharmaceuticals Inc *	3,840	$291,149
Zimmer Holdings Inc	20,553	1,688,223

		9,083,961

Industrials - 8.6%

AGCO Corp	18,443	1,114,326
Chart Industries Inc *	21,311	2,622,105
Fluor Corp	6,960	493,882
Generac Holdings Inc	42,770	1,823,713
Jacobs Engineering Group Inc *	12,565	731,032
Manpowergroup Inc	22,309	1,622,757
Parker Hannifin Corp	10,259	1,115,358
Textron Inc	74,130	2,046,729
United Rentals Inc *	28,264	1,647,509

		13,217,411

Information Technology - 16.3%

Applied Materials Inc	37,859	664,047
Avago Technologies Ltd (Singapore)	40,315	1,738,383
Avnet Inc	33,884	1,413,302
Computer Sciences Corp	45,084	2,332,646
Cree Inc *	30,201	1,817,798
DST Systems Inc	20,468	1,543,492
FEI Co	8,724	765,967
IAC/InterActiveCorp	58,786	3,213,831
JDS Uniphase Corp *	56,976	838,117
Lam Research Corp *	42,704	2,186,018
Linear Technology Corp	19,577	776,424
MICROS Systems Inc *	18,801	938,922
Skyworks Solutions Inc *	30,028	745,896
Teradata Corp *	17,001	942,535
ValueClick Inc *	21,652	451,444
Yelp Inc *	70,950	4,695,471

		25,064,293

Materials - 4.1%

Agnico Eagle Mines Ltd (Canada)	26,796	709,290
Compass Minerals International Inc	28,868	2,201,762
Kapstone Paper and Packaging Corp	22,528	964,198
Louisiana-Pacific Corp *	91,498	1,609,450
Westlake Chemical Corp	7,470	781,810

		6,266,510

Utilities - 4.0%

Alliant Energy Corp	15,733	779,570
DTE Energy Co	21,897	1,444,764
Questar Corp	176,606	3,971,869

		6,196,203

Total Common Stocks (Cost $127,443,104)		151,416,324

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,523,426	2,523,426

Total Short-Term Investment (Cost $2,523,426)		2,523,426

TOTAL INVESTMENTS - 100.2% (Cost $129,966,530)		153,939,750

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(326,690)

NET ASSETS - 100.0%		$153,613,060

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.7%
Financials	17.0%
Information Technology	16.3%
Energy	12.0%
Industrials	8.6%
Consumer Staples	7.0%
Health Care	5.9%
Materials	4.1%
Utilities	4.0%
Others (each less than 3.0%)	1.6%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$151,416,324	$151,416,324	$—	$—
	Short-Term Investment	2,523,426	2,523,426	—	—

	Total	$153,939,750	$153,939,750	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.8%

Consumer Discretionary - 20.1%

Aimia Inc (Canada)	45,633	$795,216
Carter’s Inc	25,294	1,919,562
Charter Communications Inc ‘A’ *	5,681	765,572
Dollar Tree Inc *	34,050	1,946,298
Dunkin’ Brands Group Inc	25,576	1,157,570
Groupon Inc *	173,975	1,950,260
Morningstar Inc	13,584	1,076,668
Panera Bread Co ‘A’ *	10,100	1,601,153
Sally Beauty Holdings Inc *	10,711	280,200
Tesla Motors Inc *	10,906	2,109,438
TripAdvisor Inc *	4,906	372,071
Ulta Salon Cosmetics & Fragrance Inc *	6,929	827,738
Under Armour Inc ‘A’ *	4,913	390,338
Wyndham Worldwide Corp	10,891	664,024

		15,856,108

Consumer Staples - 5.7%

McCormick & Co Inc	23,549	1,523,620
Mead Johnson Nutrition Co	27,454	2,038,734
Monster Beverage Corp *	18,546	969,029

		4,531,383

Energy - 1.3%

Range Resources Corp	9,654	732,642
Ultra Petroleum Corp (Canada) *	15,767	324,327

		1,056,969

Financials - 6.8%

Arch Capital Group Ltd (Bermuda) *	29,714	1,608,419
MSCI Inc *	47,011	1,892,663
The Progressive Corp	69,263	1,886,031

		5,387,113

Health Care - 11.3%

athenahealth Inc *	19,005	2,063,183
Endo Health Solutions Inc *	17,617	800,516
Illumina Inc *	35,906	2,902,282
Intuitive Surgical Inc *	5,560	2,092,061
Ironwood Pharmaceuticals Inc ‘A’ *	37,812	448,072
Qualicorp SA (Brazil) *	67,169	610,985

		8,917,099

Industrials - 12.5%

Colfax Corp *	12,651	714,655
Covanta Holding Corp	47,645	1,018,650
Edenred (France)	71,105	2,309,308
IHS Inc ‘A’ *	15,978	1,824,368
Intertek Group PLC (United Kingdom)	35,633	1,905,914
Stericycle Inc *	8,953	1,033,176
Verisk Analytics Inc ‘A’ *	16,534	1,074,049

		9,880,120

Information Technology - 28.0%

3D Systems Corp *	9,680	522,623
Akamai Technologies Inc *	43,483	2,248,071
First Solar Inc *	24,621	990,010
FleetCor Technologies Inc *	6,942	764,731
Gartner Inc *	32,270	1,936,200
LinkedIn Corp ‘A’ *	8,226	2,024,090
Mail.ru Group Ltd GDR (United Kingdom) ~	11,257	428,667
MercadoLibre Inc	5,350	721,769
Motorola Solutions Inc	38,286	2,273,423
NetSuite Inc *	7,280	785,803
Qihoo 360 Technology Co Ltd ADR (Cayman) *	16,758	1,394,266
ServiceNow Inc *	9,707	504,279
SINA Corp (Cayman) *	5,530	448,870

	Shares	Value
Solera Holdings Inc	39,879	$2,108,403
Splunk Inc *	9,811	589,052
Workday Inc ‘A’ *	9,958	805,901
Yandex NV ‘A’ (Netherlands) *	56,191	2,046,476
Youku Tudou Inc ADR (Cayman) *	38,462	1,053,859
Zynga Inc ‘A’ *	118,881	437,482

		22,083,975

Materials - 2.9%

Martin Marietta Materials Inc	15,532	1,524,776
Rockwood Holdings Inc	10,742	718,640

		2,243,416

Utilities - 1.2%

Brookfield Infrastructure Partners LP (Bermuda)	25,316	962,514

Total Common Stocks (Cost $51,596,768)		70,918,697

SHORT-TERM INVESTMENT - 9.9%

Money Market Fund - 9.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,807,665	7,807,665

Total Short-Term Investment (Cost $7,807,665)		7,807,665

TOTAL INVESTMENTS - 99.7% (Cost $59,404,433)		78,726,362

OTHER ASSETS & LIABILITIES, NET - 0.3%		210,390

NET ASSETS - 100.0%		$78,936,752

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Information Technology	28.0%
Consumer Discretionary	20.1%
Industrials	12.5%
Health Care	11.3%
Short-Term Investment	9.9%
Financials	6.8%
Consumer Staples	5.7%
Others (each less than 3.0%)	5.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$15,856,108	$15,856,108	$—	$—
	Consumer Staples	4,531,383	4,531,383	—	—
	Energy	1,056,969	1,056,969	—	—
	Financials	5,387,113	5,387,113	—	—
	Health Care	8,917,099	8,306,114	610,985	—
	Industrials	9,880,120	5,664,898	4,215,222	—
	Information Technology	22,083,975	22,083,975	—	—
	Materials	2,243,416	2,243,416	—	—
	Utilities	962,514	962,514	—	—

		70,918,697	66,092,490	4,826,207	—
	Short-Term Investment	7,807,665	7,807,665	—	—

	Total	$78,726,362	$73,900,155	$4,826,207	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 17.4%

American Axle & Manufacturing Holdings Inc *	18,550	$365,806
ANN Inc *	15,900	575,898
Brunswick Corp	12,050	480,915
Buffalo Wild Wings Inc *	3,100	344,782
Dana Holding Corp	18,650	425,966
Domino’s Pizza Inc	9,900	672,705
DSW Inc ‘A’	5,050	430,866
Fifth & Pacific Cos Inc *	26,200	658,406
Five Below Inc *	11,350	496,562
Grand Canyon Education Inc *	12,602	507,609
Life Time Fitness Inc *	8,770	451,392
Lions Gate Entertainment Corp (Canada) *	13,150	460,908
Lumber Liquidators Holdings Inc *	3,850	410,602
Nexstar Broadcasting Group Inc ‘A’	10,950	487,330
Pier 1 Imports Inc	25,150	490,928
Six Flags Entertainment Corp	17,150	579,499
Sotheby’s	5,950	292,324
Taylor Morrison Home Corp ‘A’ *	19,000	430,350
The Children’s Place *	6,380	369,147
Tile Shop Holdings Inc *	8,400	247,716
Tupperware Brands Corp	5,775	498,787
Wolverine World Wide Inc	6,000	349,380

		10,027,878

Consumer Staples - 3.2%

B&G Foods Inc	16,700	576,985
The Fresh Market Inc *	5,250	248,377
The Hain Celestial Group Inc *	6,085	469,275
United Natural Foods Inc *	7,900	531,038

		1,825,675

Energy - 4.0%

Approach Resources Inc *	18,950	498,006
Berry Petroleum Co ‘A’	10,150	437,769
Bristow Group Inc	3,950	287,402
Northern Oil & Gas Inc *	40,760	588,167
Rosetta Resources Inc *	9,750	530,985

		2,342,329

Financials - 6.7%

DuPont Fabros Technology Inc REIT	13,100	337,587
Financial Engines Inc	9,700	576,568
Fortress Investment Group LLC ‘A’	62,300	494,662
FXCM Inc ‘A’	14,900	294,275
Jones Lang LaSalle Inc	5,100	445,230
MGIC Investment Corp *	38,000	276,640
Portfolio Recovery Associates Inc *	5,850	350,649
Sovran Self Storage Inc REIT	4,250	321,640
Synovus Financial Corp	185,400	611,820
WisdomTree Investments Inc *	14,500	168,345

		3,877,416

Health Care - 18.6%

ACADIA Pharmaceuticals Inc *	13,550	372,218
Acorda Therapeutics Inc *	9,800	335,944
Aegerion Pharmaceuticals Inc *	2,150	184,276
Align Technology Inc *	12,450	599,094
Alkermes PLC (Ireland) *	16,400	551,368
athenahealth Inc *	4,050	439,668
Auxilium Pharmaceuticals Inc *	14,053	256,186
Celldex Therapeutics Inc *	8,100	286,983
Centene Corp *	2,250	143,910
Cepheid Inc *	12,000	468,480
Charles River Laboratories International Inc *	8,200	379,332
Cubist Pharmaceuticals Inc *	5,250	333,637
Endologix Inc *	31,250	504,062

	Shares	Value
HealthSouth Corp	16,050	$553,404
HMS Holdings Corp *	13,974	300,581
Insulet Corp *	15,920	576,941
Molina Healthcare Inc *	13,850	493,060
NxStage Medical Inc *	20,500	269,780
Orexigen Therapeutics Inc *	31,500	193,410
PAREXEL International Corp *	5,825	292,590
Portola Pharmaceuticals Inc *	9,500	254,125
Questcor Pharmaceuticals Inc	5,400	313,200
Synageva BioPharma Corp *	5,600	354,536
Team Health Holdings Inc *	13,650	517,881
TearLab Corp *	13,250	146,545
Theravance Inc *	7,300	298,497
Thoratec Corp *	10,120	377,375
ViroPharma Inc *	10,250	402,825
Wright Medical Group Inc *	19,500	508,560

		10,708,468

Industrials - 13.8%

A.O. Smith Corp	13,550	612,460
Actuant Corp ‘A’	13,745	533,856
Acuity Brands Inc	4,800	441,696
Alaska Air Group Inc	7,300	457,126
Beacon Roofing Supply Inc *	16,000	589,920
Chart Industries Inc *	2,850	350,664
Esterline Technologies Corp *	4,330	345,924
Hexcel Corp *	15,300	593,640
Hub Group Inc ‘A’ *	11,250	441,337
On Assignment Inc *	19,700	650,100
Primoris Services Corp	18,800	478,836
RBC Bearings Inc *	4,915	323,849
Swift Transportation Co *	23,403	472,507
The ExOne Co *	8,750	372,750
The Middleby Corp *	2,250	470,047
United Rentals Inc *	6,050	352,655
Watts Water Technologies Inc ‘A’	8,450	476,327

		7,963,694

Information Technology - 25.4%

Applied Micro Circuits Corp *	23,800	307,020
ARRIS Group Inc *	14,400	245,664
Aruba Networks Inc *	23,700	394,368
Aspen Technology Inc *	17,800	614,990
Belden Inc	2,700	172,935
BroadSoft Inc *	9,600	345,888
Cadence Design Systems Inc *	39,600	534,600
Cognex Corp	16,064	503,767
CommVault Systems Inc *	6,500	570,895
Control4 Corp *	8,100	140,292
Cornerstone OnDemand Inc *	11,800	606,992
CoStar Group Inc *	3,500	587,650
Cyan Inc *	24,852	249,763
Cypress Semiconductor Corp *	32,950	307,753
DealerTrack Technologies Inc *	14,250	610,470
Demandware Inc *	6,100	282,613
E2open Inc *	16,450	368,480
FEI Co	4,700	412,660
Finisar Corp *	17,100	386,973
Fortinet Inc *	15,400	312,004
Intersil Corp ‘A’	26,900	302,087
InterXion Holding NV (Netherlands) *	16,300	362,512
MAXIMUS Inc	11,150	502,196
Microsemi Corp *	22,850	554,112
Millennial Media Inc *	19,250	136,098
OpenTable Inc *	5,450	381,391
OSI Systems Inc *	6,150	457,991
Ruckus Wireless Inc *	24,490	412,167
Semtech Corp *	12,650	379,374
ServiceSource International Inc *	22,850	276,028
Synchronoss Technologies Inc *	13,850	527,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Textura Corp *	8,350	$359,718
The Ultimate Software Group Inc *	3,500	515,900
Trulia Inc *	12,150	571,415
VistaPrint NV (Netherlands) *	7,250	409,770
WEX Inc *	6,365	558,529

		14,662,196

Materials - 5.2%

Berry Plastics Group Inc *	23,000	459,310
Chemtura Corp *	21,950	504,630
Cytec Industries Inc	5,400	439,344
Eagle Materials Inc	7,200	522,360
Louisiana-Pacific Corp *	26,250	461,737
PolyOne Corp	19,525	599,613

		2,986,994

Telecommunication Services - 1.0%

Cogent Communications Group Inc	17,850	575,662

Total Common Stocks (Cost $39,886,243)		54,970,312

SHORT-TERM INVESTMENT - 4.2%

Money Market Fund - 4.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,431,441	2,431,441

Total Short-Term Investment (Cost $2,431,441)		2,431,441

TOTAL INVESTMENTS - 99.5% (Cost $42,317,684)		57,401,753

OTHER ASSETS & LIABILITIES, NET - 0.5%		287,969

NET ASSETS - 100.0%		$57,689,722

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Information Technology	25.4%
Health Care	18.6%
Consumer Discretionary	17.4%
Industrials	13.8%
Financials	6.7%
Materials	5.2%
Short-Term Investment	4.2%
Energy	4.0%
Consumer Staples	3.2%
Others (each less than 3.0%)	1.0%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks (1)	$54,970,312	$54,970,312	$—	$—
	Short-Term Investment	2,431,441	2,431,441	—	—

	Total	$57,401,753	57,401,753	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Consumer Discretionary - 8.9%

Aaron’s Inc	38,400	$1,063,680
Cinemark Holdings Inc	43,300	1,374,342
Cracker Barrel Old Country Store Inc	13,214	1,364,213
Group 1 Automotive Inc	17,000	1,320,560
Hillenbrand Inc	25,719	703,929
International Game Technology	84,437	1,598,392
Meredith Corp	27,790	1,323,360
Rent-A-Center Inc	9,602	365,836
Sonic Automotive Inc ‘A’	15,400	366,520
Sturm Ruger & Co Inc	16,965	1,062,518
The Buckle Inc	26,335	1,423,407

		11,966,757

Consumer Staples - 5.4%

Cal-Maine Foods Inc	19,100	918,710
Casey’s General Stores Inc	10,591	778,438
Harris Teeter Supermarkets Inc	23,800	1,170,722
Ingredion Inc	24,500	1,621,165
The Andersons Inc	19,809	1,384,649
Universal Corp	23,200	1,181,576
Weis Markets Inc	6,300	308,322

		7,363,582

Energy - 12.3%

Alliance Resource Partners LP	9,800	726,474
Berry Petroleum Co ‘A’	28,200	1,216,266
Bristow Group Inc	26,500	1,928,140
Calumet Specialty Products Partners LP	13,700	373,873
Cimarex Energy Co	9,600	925,440
CVR Energy Inc	29,200	1,124,784
Delek US Holdings Inc	9,300	196,137
Energen Corp	25,900	1,978,501
Ensign Energy Services Inc (Canada)	32,065	549,125
Precision Drilling Corp (Canada)	151,000	1,497,920
ShawCor Ltd (Canada)	18,578	783,485
Ship Finance International Ltd (Bermuda)	62,457	953,718
Tidewater Inc	25,800	1,529,682
Western Refining Inc	41,160	1,236,446
World Fuel Services Corp	43,900	1,637,909

		16,657,900

Financials - 19.7%

Allied World Assurance Co Holdings AG (Switzerland)	6,151	611,348
American Financial Group Inc	25,000	1,351,500
American Realty Capital Properties Inc REIT	78,242	954,552
AmTrust Financial Services Inc	25,613	1,000,444
Canadian Western Bank (Canada)	25,532	766,419
Cardinal Financial Corp	23,000	380,190
Cash America International Inc	27,506	1,245,472
Community Trust Bancorp Inc	4,300	174,537
First American Financial Corp	61,300	1,492,655
First Horizon National Corp	111,040	1,220,330
First Interstate Bancsystem Inc	5,524	133,405
First Niagara Financial Group Inc	131,700	1,365,729
FirstMerit Corp	13,522	293,563
Franklin Street Properties Corp REIT	47,000	598,780
Fulton Financial Corp	109,768	1,282,090
Hatteras Financial Corp REIT	32,800	613,688
Home Loan Servicing Solutions Ltd (Cayman)	51,000	1,122,510
Lakeland Financial Corp	4,962	162,009
Montpelier Re Holdings Ltd (Bermuda)	20,009	521,234
Old National Bancorp	52,900	751,180
Omega Healthcare Investors Inc REIT	37,400	1,117,138
Prosperity Bancshares Inc	21,500	1,329,560
Protective Life Corp	32,216	1,370,791

	Shares	Value
Raymond James Financial Inc	26,800	$1,116,756
Retail Properties of America Inc ‘A’ REIT	63,544	873,730
Starwood Property Trust Inc REIT	48,500	1,162,545
Susquehanna Bancshares Inc	87,500	1,098,125
Symetra Financial Corp	12,077	215,212
Tompkins Financial Corp	4,000	184,880
Trustmark Corp	37,006	947,354
Washington Federal Inc	48,931	1,011,893
WesBanco Inc	7,129	211,945

		26,681,564

Health Care - 6.0%

Owens & Minor Inc	38,700	1,338,633
PerkinElmer Inc	42,650	1,610,037
STERIS Corp	36,853	1,583,205
Teleflex Inc	18,000	1,481,040
The Cooper Cos Inc	14,800	1,919,412
The Ensign Group Inc	3,783	155,519

		8,087,846

Industrials - 18.7%

Alliant Techsystems Inc	19,800	1,931,688
Applied Industrial Technologies Inc	10,500	540,750
AZZ Inc	10,136	424,293
Crane Co	27,600	1,702,092
Cubic Corp	9,400	504,592
Curtiss-Wright Corp	32,900	1,544,984
Elbit Systems Ltd (Israel)	6,300	336,861
Ennis Inc	14,300	257,972
GATX Corp	28,645	1,361,210
ITT Corp	44,723	1,607,792
KBR Inc	35,100	1,145,664
Kennametal Inc	34,200	1,559,520
Standex International Corp	5,167	306,920
TAL International Group Inc	21,600	1,009,368
Textainer Group Holdings Ltd (Bermuda)	16,049	607,776
The Babcock & Wilcox Co	43,119	1,453,973
The Brink’s Co	34,900	987,670
Titan International Inc	37,800	553,392
Trinity Industries Inc	36,317	1,646,976
Triumph Group Inc	23,000	1,615,060
UniFirst Corp	7,100	741,382
United Stationers Inc	3,695	160,732
Valmont Industries Inc	11,900	1,653,029
Werner Enterprises Inc	40,560	946,265
Westjet Airlines Ltd (Canada)	30,400	730,450

		25,330,411

Information Technology - 6.3%

AVX Corp	22,600	296,738
Belden Inc	30,800	1,972,740
Broadridge Financial Solutions Inc	43,341	1,376,077
Fair Isaac Corp	18,892	1,044,350
j2 Global Inc	23,727	1,174,961
Jabil Circuit Inc	51,200	1,110,016
Mentor Graphics Corp	63,702	1,488,716

		8,463,598

Materials - 14.5%

A. Schulman Inc	22,000	648,120
AMCOL International Corp	13,281	434,023
Cabot Corp	33,300	1,422,243
Commercial Metals Co	89,140	1,510,923
HudBay Minerals Inc (Canada)	103,972	850,914
Innophos Holdings Inc	18,900	997,542
Methanex Corp (Canada)	36,500	1,871,355
Neenah Paper Inc	15,200	597,512
NewMarket Corp	4,700	1,353,177
Olin Corp	60,400	1,393,428
Rentech Nitrogen Partners LP	18,276	448,127

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Rock-Tenn Co ‘A’	10,800	$1,093,716
Royal Gold Inc	25,230	1,227,692
Sensient Technologies Corp	31,900	1,527,691
Silgan Holdings Inc	15,810	743,070
Sonoco Products Co	38,270	1,490,234
Steel Dynamics Inc	86,200	1,440,402
Stepan Co	9,727	561,540

		19,611,709

Utilities - 3.2%

El Paso Electric Co	20,240	676,016
Great Plains Energy Inc	54,200	1,203,240
IDACORP Inc	25,733	1,245,477
UGI Corp	29,500	1,154,335

		4,279,068

Total Common Stocks (Cost $96,516,699)		128,442,435

SHORT-TERM INVESTMENT - 5.9%

Money Market Fund - 5.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,947,933	7,947,933

Total Short-Term Investment (Cost $7,947,933)		7,947,933

TOTAL INVESTMENTS - 100.9% (Cost $104,464,632)		136,390,368

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,174,515)

NET ASSETS - 100.0%		$135,215,853

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	19.7%
Industrials	18.7%
Materials	14.5%
Energy	12.3%
Consumer Discretionary	8.9%
Information Technology	6.3%
Health Care	6.0%
Short-Term Investment	5.9%
Consumer Staples	5.4%
Utilities	3.2%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$128,442,435	$128,442,435	$—	$—
	Short-Term Investment	7,947,933	7,947,933	—	—

	Total	$136,390,368	$136,390,368	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 2.1%

Starwood Hotels & Resorts Worldwide Inc	19,284	$1,281,422

Financials - 94.0%

Acadia Realty Trust REIT	10,133	250,082
Alexandria Real Estate Equities Inc REIT	9,210	588,058
American Campus Communities Inc REIT	9,930	339,109
American Homes 4 Rent ‘A’ * REIT	4,290	69,283
Apartment Investment & Management Co ‘A’ REIT	706	19,726
Ashford Hospitality Trust Inc REIT	24,620	303,811
AvalonBay Communities Inc REIT	28,109	3,572,373
Boston Properties Inc REIT	21,789	2,329,244
Brookfield Office Properties Inc (Canada)	27,194	518,590
Camden Property Trust REIT	19,054	1,170,678
CBL & Associates Properties Inc REIT	5,300	101,230
Cole Real Estate Investment Inc REIT	59,018	723,561
Cousins Properties Inc REIT	42,338	435,658
DCT Industrial Trust Inc REIT	110,440	794,064
DDR Corp REIT	23,560	370,128
Digital Realty Trust Inc REIT	9,470	502,857
Duke Realty Corp REIT	32,180	496,859
Equity Lifestyle Properties Inc REIT	25,468	870,242
Equity Residential REIT	107,345	5,750,472
Essex Property Trust Inc REIT	1,820	268,814
Federal Realty Investment Trust REIT	5,758	584,149
Forest City Enterprises Inc ‘A’ *	51,033	966,565
General Growth Properties Inc REIT	123,093	2,374,464
HCP Inc REIT	72,252	2,958,719
Health Care REIT Inc	9,340	582,629
Healthcare Realty Trust Inc REIT	28,969	669,474
Host Hotels & Resorts Inc REIT	232,982	4,116,792
Hudson Pacific Properties Inc REIT	19,310	375,579
Lexington Realty Trust REIT	2,730	30,658
Liberty Property Trust REIT	5,740	204,344
Mack-Cali Realty Corp REIT	39,085	857,525
National Retail Properties Inc REIT	12,520	398,386
Plum Creek Timber Co Inc REIT	2,389	111,877
Prologis Inc REIT	33,022	1,242,288
PS Business Parks Inc REIT	3,621	270,199
Public Storage REIT	19,887	3,192,858
Regency Centers Corp REIT	47,346	2,289,179
Retail Opportunity Investments Corp REIT	8,463	116,959
Rexford Industrial Realty Inc *	6,000	81,060

	Shares	Value
Senior Housing Properties Trust REIT	35,533	$829,340
Simon Property Group Inc REIT	58,997	8,745,125
Sovran Self Storage Inc REIT	1,042	78,858
Taubman Centers Inc REIT	6,844	460,670
Terreno Realty Corp REIT	476	8,454
The Macerich Co REIT	24,335	1,373,467
Ventas Inc REIT	22,970	1,412,655
Vornado Realty Trust REIT	43,706	3,673,926
Winthrop Realty Trust REIT	5,081	56,653

		57,537,691

Total Common Stocks (Cost $40,547,396)		58,819,113

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,655,580	2,655,580

Total Short-Term Investment (Cost $2,655,580)		2,655,580

TOTAL INVESTMENTS - 100.4% (Cost $43,202,976)		61,474,693

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(271,246)

NET ASSETS - 100.0%		$61,203,447

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	29.1%
Specialized	23.3%
Residential	19.7%
Diversified	8.4%
Office	7.6%
Industrial	3.5%
Others (each less than 3.0%)	4.5%

	96.1%
Short-Term Investment	4.3%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$58,819,113	$58,819,113	$—	$—
	Short-Term Investment	2,655,580	2,655,580	—	—

	Total	$61,474,693	$61,474,693	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.3%

Brazil - 3.9%

Banco Bradesco SA ADR	78,110	$1,084,167
Cia de Bebidas das Americas ADR *	12,500	479,375
Lojas Americanas SA	243,446	1,793,743
Petroleo Brasileiro SA ADR	122,700	2,052,771

		5,410,056

Colombia - 1.4%

Banco Davivienda SA	48,227	640,062
Bancolombia SA ADR	10,680	614,527
Cementos Argos SA	118,293	620,540

		1,875,129

Total Preferred Stocks (Cost $6,412,285)		7,285,185

COMMON STOCKS - 88.6%

Bermuda - 0.6%

Jardine Strategic Holdings Ltd	23,008	779,107

Brazil - 6.5%

B2W Cia Digital *	42,681	274,423
BM&FBovespa SA	381,016	2,138,627
Diagnosticos da America SA	100,800	531,221
Embraer SA ADR	28,680	931,240
Estacio Participacoes SA	148,400	1,152,355
Kroton Educacional SA	74,077	1,054,518
MRV Engenharia e Participacoes SA	127,800	520,703
Natura Cosmeticos SA	74,700	1,676,815
Sul America SA	103,235	738,759

		9,018,661

Cayman - 15.4%

Baidu Inc ADR *	46,470	7,211,214
Ctrip.com International Ltd ADR *	30,370	1,774,519
Eurasia Drilling Co Ltd GDR (LI) ~	15,310	608,190
Home Inns & Hotels Management Inc ADR *	16,750	556,100
NetEase Inc ADR	5,630	408,794
New Oriental Education & Technology Group ADR	71,710	1,785,579
SOHO China Ltd	767,000	660,216
Tencent Holdings Ltd	79,600	4,181,146
Tingyi Holding Corp	762,000	2,021,968
Want Want China Holdings Ltd	889,000	1,349,545
Youku Tudou Inc ADR *	28,220	773,228

		21,330,499

Chile - 1.0%

Cencosud SA	311,954	1,393,055

China - 1.7%

China Oilfield Services Ltd ‘H’	174,000	435,814
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	657,000	644,429
Sinopharm Group Co Ltd ‘H’	348,600	874,155
Tsingtao Brewery Co Ltd ‘H’	56,000	425,308

		2,379,706

Colombia - 1.0%

Almacenes Exito SA	40,694	701,897
Almacenes Exito SA GDR ~	42,000	725,739

		1,427,636

Denmark - 1.8%

Carlsberg AS ‘B’	24,765	2,551,028

	Shares	Value
Egypt - 0.4%

Commercial International Bank SAE	111,203	$617,167

France - 1.2%

LVMH Moet Hennessy Louis Vuitton SA	3,700	729,212
Pernod-Ricard SA	7,570	940,554

		1,669,766

Hong Kong - 4.8%

AIA Group Ltd	291,000	1,369,946
CNOOC Ltd	813,000	1,643,082
Hang Lung Group Ltd	103,000	549,470
Hang Lung Properties Ltd	620,000	2,108,127
Hong Kong Exchanges & Clearing Ltd	60,586	970,252

		6,640,877

India - 12.1%

Ambuja Cements Ltd	200,772	584,995
Apollo Hospitals Enterprise Ltd	42,074	625,153
Asian Paints Ltd	73,440	538,394
Cipla Ltd	114,906	794,592
Colgate-Palmolive India Ltd	26,652	528,274
DLF Ltd	273,263	558,129
HDFC Bank Ltd ADR	28,790	886,156
Hindustan Unilever Ltd	57,793	578,837
Housing Development Finance Corp	226,563	2,762,931
ICICI Bank Ltd ADR	48,630	1,482,242
Infosys Ltd	49,835	2,399,299
Marico Ltd	99,610	350,025
Sun Pharmaceutical Industries Ltd	49,839	473,002
Tata Consultancy Services Ltd	41,363	1,273,945
Ultratech Cement Ltd	33,803	976,246
United Spirits Ltd	14,811	600,953
Zee Entertainment Enterprises Ltd	353,489	1,289,386

		16,702,559

Indonesia - 1.8%

P.T. Astra International Tbk	2,861,000	1,595,270
P.T. Indocement Tunggal Prakarsa Tbk	170,000	263,820
P.T. Semen Indonesia Persero Tbk	235,000	264,141
P.T. Unilever Indonesia Tbk	120,500	314,120

		2,437,351

Italy - 2.2%

Prada SPA	184,600	1,791,251
Saipem SPA	30,424	661,538
Salvatore Ferragamo Italia SPA	16,749	577,800

		3,030,589

Luxembourg - 1.7%

Tenaris SA ADR	49,260	2,304,383

Malaysia - 1.2%

Genting Bhd	507,800	1,620,838

Mexico - 4.7%

America Movil SAB de CV ‘L’ ADR	114,070	2,259,727
Fomento Economico Mexicano SAB de CV	159,529	1,547,819
Grupo Financiero Banorte SAB de CV ‘O’	63,350	394,731
Grupo Financiero Inbursa SAB de CV ‘O’	310,579	709,447
Grupo Televisa SAB ADR	59,380	1,659,671

		6,571,395

Netherlands - 3.2%

Heineken NV	21,737	1,539,288
Yandex NV ‘A’ *	78,740	2,867,711

		4,406,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Nigeria - 0.9%

Guaranty Trust Bank PLC	1,845,063	$287,156
Nigerian Breweries PLC	579,058	592,433
Zenith Bank PLC	2,410,358	298,614

		1,178,203

Panama - 0.2%

InRetail Peru Corp *	17,400	291,450

Philippines - 2.0%

Jollibee Foods Corp	192,060	739,277
SM Investments Corp	59,005	1,058,181
SM Prime Holdings Inc	2,733,070	1,006,862

		2,804,320

Russia - 4.4%

Magnit OJSC (RTS)	11,284	2,860,222
NovaTek OAO GDR (LI)	24,100	3,187,482

		6,047,704

Singapore - 0.4%

CapitaMalls Asia Ltd	381,000	593,964

South Africa - 1.2%

MTN Group Ltd	71,534	1,403,527
Shoprite Holdings Ltd	18,586	307,693

		1,711,220

South Korea - 2.7%

Naver Corp	5,717	2,965,731
NHN Entertainment Corp *	2,125	233,326
Shinsegae Co Ltd	2,632	566,011

		3,765,068

Switzerland - 1.0%

Cie Financiere Richemont SA	14,436	1,442,691

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd	671,995	2,284,855

Thailand - 0.8%

CP ALL PCL	930,300	1,048,372

Turkey - 2.5%

Anadolu Efes Biracilik Ve Malt Sanayii AS	54,421	630,546
BIM Birlesik Magazalar AS	32,321	665,821
Haci Omer Sabanci Holding AS	315,773	1,526,756
Turkiye Garanti Bankasi AS	156,413	616,791

		3,439,914

United Arab Emirates - 0.9%

DP World Ltd	12,901	208,351
DP World Ltd (LI)	64,894	1,050,575

		1,258,926

United Kingdom - 7.9%

Anglo American PLC	60,282	1,482,394
BG Group PLC	68,390	1,308,027
Diageo PLC	25,740	817,935
Genel Energy PLC *	33,860	515,448
Glencore Xstrata PLC *	337,150	1,833,590
SABMiller PLC	31,170	1,590,714
Tullow Oil PLC	123,940	2,054,037
Unilever PLC	35,864	1,385,477

		10,987,622

	Shares	Value
United States - 0.7%

MercadoLibre Inc	7,130	$961,908

Total Common Stocks (Cost $96,083,746)		122,697,833

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

Vietnam Dairy Product JSC Exp. 01/29/14 *	27,000	180,320

Total Equity-Linked Structured Securities (Cost $134,689)		180,320

SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,840,088	7,840,088

Total Short-Term Investment (Cost $7,840,088)		7,840,088

TOTAL INVESTMENTS - 99.7% (Cost $110,470,808)		138,003,426

OTHER ASSETS & LIABILITIES, NET - 0.3%		417,475

NET ASSETS - 100.0%		$138,420,901

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.1%
Information Technology	18.5%
Financials	17.5%
Consumer Discretionary	15.1%
Energy	10.7%
Short-Term Investment	5.7%
Materials	4.7%
Others (each less than 3.0%)	8.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of September 30, 2013, the fund was diversified by geographical region as a percentage of net assets as follows:

Cayman	15.4%
India	12.1%
Brazil	10.4%
United Kingdom	7.9%
United States (Includes Short-Term Investment)	6.4%
Hong Kong	4.8%
Mexico	4.7%
Russia	4.4%
Netherlands	3.2%
Others (each less than 3.0%)	30.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,285,185	$7,285,185	$—	$—
	Common Stocks
	Bermuda	779,107	—	779,107	—
	Brazil	9,018,661	9,018,661	—	—
	Cayman	21,330,499	13,117,624	8,212,875	—
	Chile	1,393,055	1,393,055	—	—
	China	2,379,706	—	2,379,706	—
	Colombia	1,427,636	701,897	725,739	—
	Denmark	2,551,028	—	2,551,028	—
	Egypt	617,167	—	617,167	—
	France	1,669,766	—	1,669,766	—
	Hong Kong	6,640,877	—	6,640,877	—
	India	16,702,559	2,368,398	14,334,161	—
	Indonesia	2,437,351	—	2,437,351	—
	Italy	3,030,589	—	3,030,589	—
	Luxembourg	2,304,383	2,304,383	—	—
	Malaysia	1,620,838	—	1,620,838	—
	Mexico	6,571,395	6,571,395	—	—
	Netherlands	4,406,999	2,867,711	1,539,288	—
	Nigeria	1,178,203	1,178,203	—	—
	Panama	291,450	291,450	—	—
	Philippines	2,804,320	—	2,804,320	—
	Russia	6,047,704	—	6,047,704	—
	Singapore	593,964	—	593,964	—
	South Africa	1,711,220	—	1,711,220	—
	South Korea	3,765,068	233,326	3,531,742	—
	Switzerland	1,442,691	—	1,442,691	—
	Taiwan	2,284,855	—	2,284,855	—
	Thailand	1,048,372	—	1,048,372	—
	Turkey	3,439,914	—	3,439,914	—
	United Arab Emirates	1,258,926	1,258,926	—	—
	United Kingdom	10,987,622	—	10,987,622	—
	United States	961,908	961,908	—	—

		122,697,833	42,266,937	80,430,896	—
	Equity-Linked Structured Securities	180,320	—	180,320	—
	Short-Term Investment	7,840,088	7,840,088	—	—

	Total	$138,003,426	$57,392,210	$80,611,216	$—

During the six-month period ended September 30, 2013, investments with a total aggregate value of $4,498,865 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	150,806	$2,129,381

Total Preferred Stocks (Cost $2,248,180)		2,129,381

COMMON STOCKS - 97.8%

Australia - 0.5%

QBE Insurance Group Ltd	92,288	1,263,359

Bermuda - 1.4%

Li & Fung Ltd	2,262,400	3,297,012

Brazil - 0.5%

BM&FBovespa SA	165,237	927,468
Tim Participacoes SA ADR	11,600	273,412

		1,200,880

Canada - 3.9%

Canadian National Railway Co	48,645	4,931,144
Shoppers Drug Mart Corp	24,970	1,438,008
Valeant Pharmaceuticals International Inc *	24,070	2,511,223

		8,880,375

Czech Republic - 0.3%

Komercni Banka AS	3,417	760,778

France - 13.7%

Air Liquide SA	34,885	4,859,997
Danone SA	64,291	4,840,715
Dassault Systemes SA	10,286	1,374,309
GDF Suez	83,186	2,090,854
Legrand SA	51,626	2,867,912
LVMH Moet Hennessy Louis Vuitton SA	26,102	5,144,296
Pernod-Ricard SA	39,591	4,919,085
Schneider Electric SA	60,769	5,141,839

		31,239,007

Germany - 10.7%

Bayer AG	71,515	8,432,635
Beiersdorf AG	37,536	3,333,135
Linde AG	26,978	5,346,198
Merck KGaA	22,927	3,578,006
SAP AG	51,190	3,783,557

		24,473,531

Hong Kong - 2.0%

AIA Group Ltd	598,600	2,818,040
China Unicom Ltd	1,140,000	1,767,391

		4,585,431

India - 0.9%

ICICI Bank Ltd ADR	69,802	2,127,565

Israel - 0.6%

Check Point Software Technologies Ltd *	22,382	1,265,926

Italy - 0.5%

Saipem SPA	54,129	1,176,979

	Shares	Value
Japan - 12.2%

Canon Inc	41,150	$1,315,008
Denso Corp	98,700	4,624,367
FANUC Corp	17,100	2,827,760
Honda Motor Co Ltd	139,000	5,311,930
Hoya Corp	128,400	3,041,658
Inpex Corp	236,000	2,789,756
Kyocera Corp	35,200	1,875,444
Lawson Inc	27,500	2,158,508
Shin-Etsu Chemical Co Ltd	64,100	3,935,261

		27,879,692

Netherlands - 8.7%

Akzo Nobel NV	57,726	3,794,764
Heineken NV	75,575	5,351,781
ING Groep NV CVA *	449,087	5,095,893
Randstad Holding NV	100,046	5,637,591

		19,880,029

Russia - 0.5%

Sberbank of Russia ADR	87,796	1,056,186

Singapore - 1.7%

DBS Group Holdings Ltd	215,000	2,815,868
Singapore Telecommunications Ltd	331,380	985,988

		3,801,856

South Korea - 0.8%

Samsung Electronics Co Ltd	1,533	1,940,937

Spain - 2.3%

Amadeus IT Holding SA ‘A’	114,335	4,057,548
Banco Santander SA	133,781	1,096,719

		5,154,267

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	59,814	2,601,448

Switzerland - 11.0%

Julius Baer Group Ltd	72,536	3,386,059
Kuehne + Nagel International AG	10,847	1,420,884
Nestle SA	108,709	7,614,210
Roche Holding AG	15,383	4,149,683
Sonova Holding AG	13,962	1,735,310
Swiss Re AG	25,483	2,107,851
UBS AG (XVTX)	229,325	4,691,562

		25,105,559

Taiwan - 2.3%

Hon Hai Precision Industry Co Ltd	704,088	1,805,525
Taiwan Semiconductor Manufacturing Co Ltd ADR	205,298	3,481,854

		5,287,379

United Kingdom - 21.4%

Barclays PLC	888,748	3,802,676
BG Group PLC	187,131	3,579,066
Compass Group PLC	380,043	5,216,098
Delphi Automotive PLC	55,608	3,248,619
Diageo PLC	124,584	3,958,880
Hays PLC	633,065	1,204,906
HSBC Holdings PLC (LI)	607,326	6,581,755
Reckitt Benckiser Group PLC	49,653	3,633,335
Rio Tinto PLC	77,987	3,819,364
Smiths Group PLC	123,408	2,789,390
Standard Chartered PLC	225,564	5,410,117
WPP PLC	272,439	5,608,656

		48,852,862

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
United States - 0.8%

Yum! Brands Inc	24,860	$1,774,755

Total Common Stocks (Cost $155,636,593)		223,605,813

	Principal Amount
SHORT-TERM INVESTMENTS - 1.2%

Commercial Paper - 1.2%

General Electric Capital Corp 0.030% due 10/01/13	$2,739,000	2,739,000

	Shares
Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	22,215	22,215

Total Short-Term Investments (Cost $2,761,215)		2,761,215

TOTAL INVESTMENTS - 99.9% (Cost $160,645,988)		228,496,409

OTHER ASSETS & LIABILITIES, NET - 0.1%		294,269

NET ASSETS - 100.0%		$228,790,678

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	21.4%
Consumer Staples	16.3%
Consumer Discretionary	16.1%
Industrials	11.7%
Information Technology	10.5%
Materials	9.5%
Health Care	8.9%
Energy	3.3%
Others (each less than 3.0%)	2.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	As of September 30, 2013, the fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	21.4%
France	13.7%
Japan	12.2%
Switzerland	11.0%
Germany	10.7%
Netherlands	8.7%
Canada	3.9%
Others (each less than 3.0%)	18.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$2,129,381	$2,129,381	$—	$—
	Common Stocks
	Australia	1,263,359	—	1,263,359	—
	Bermuda	3,297,012	—	3,297,012	—
	Brazil	1,200,880	1,200,880	—	—
	Canada	8,880,375	8,880,375	—	—
	Czech Republic	760,778	—	760,778	—
	France	31,239,007	—	31,239,007	—
	Germany	24,473,531	—	24,473,531	—
	Hong Kong	4,585,431	—	4,585,431	—
	India	2,127,565	2,127,565	—	—
	Israel	1,265,926	1,265,926	—	—
	Italy	1,176,979	—	1,176,979	—
	Japan	27,879,692	—	27,879,692	—
	Netherlands	19,880,029	—	19,880,029	—
	Russia	1,056,186	1,056,186	—	—
	Singapore	3,801,856	—	3,801,856	—
	South Korea	1,940,937	—	1,940,937	—
	Spain	5,154,267	—	5,154,267	—
	Sweden	2,601,448	—	2,601,448	—
	Switzerland	25,105,559	—	25,105,559	—
	Taiwan	5,287,379	3,481,854	1,805,525	—
	United Kingdom	48,852,862	3,248,619	45,604,243	—
	United States	1,774,755	1,774,755	—	—

		223,605,813	23,036,160	200,569,653	—
	Short-Term Investments	2,761,215	22,215	2,739,000	—

	Total	$228,496,409	$25,187,756	$203,308,653	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

United Kingdom - 0.1%

Barclays PLC Exp. 10/02/13 *	122,879	$157,095

Total Rights (Cost $0)		157,095

PREFERRED STOCKS - 1.5%

Germany - 1.5%

Volkswagen AG	10,748	2,533,435

Total Preferred Stocks (Cost $1,748,863)		2,533,435

COMMON STOCKS - 96.0%

Australia - 2.4%

Australia & New Zealand Banking Group Ltd	107,286	3,083,071
Goodman Group REIT	213,102	970,845

		4,053,916

Belgium - 1.3%

Solvay SA	14,739	2,210,756

Brazil - 0.6%

Cia Energetica de Minas Gerais ADR	119,046	1,028,556

Canada - 0.5%

First Quantum Minerals Ltd	43,122	802,951

China - 1.4%

China Construction Bank Corp ‘H’	1,096,000	845,232
China Shenhua Energy Co Ltd ‘H’	517,500	1,568,539

		2,413,771

Denmark - 1.0%

Danske Bank AS *	82,115	1,767,460

Finland - 0.9%

UPM-Kymmene OYJ	107,496	1,488,196

France - 14.2%

AXA SA	127,070	2,948,939
BNP Paribas SA	56,736	3,840,218
Cie de St-Gobain	54,788	2,714,358
Electricite de France SA	71,593	2,265,113
GDF Suez	44,263	1,112,537
Lafarge SA	19,286	1,343,307
Sanofi	25,460	2,581,863
Schneider Electric SA	28,488	2,410,451
Societe Generale SA	51,915	2,589,114
Sodexo	20,441	1,908,445
Suez Environnement Co	51,358	833,281

		24,547,626

Germany - 8.5%

Allianz SE	15,899	2,499,382
BASF SE	26,937	2,586,362
Bayer AG	28,300	3,336,972
Daimler AG	27,012	2,105,474

	Shares	Value
Deutsche Telekom AG	189,524	$2,748,987
Metro AG	35,143	1,394,324

		14,671,501

Hong Kong - 2.7%

China Overseas Land & Investment Ltd	360,000	1,059,395
Hutchison Whampoa Ltd	189,000	2,266,998
Wharf Holdings Ltd	161,000	1,397,014

		4,723,407

India - 0.5%

ICICI Bank Ltd ADR	26,509	807,994

Italy - 3.9%

Assicurazioni Generali SPA	74,861	1,495,415
Eni SPA	158,352	3,650,894
Intesa Sanpaolo SPA	796,304	1,645,238

		6,791,547

Japan - 23.3%

Bridgestone Corp	41,500	1,519,108
Daiwa House Industry Co Ltd	77,000	1,443,760
East Japan Railway Co	19,700	1,698,105
Hitachi Ltd	445,000	2,946,513
Honda Motor Co Ltd	45,600	1,742,619
Japan Tobacco Inc	64,800	2,339,798
Kawasaki Heavy Industries Ltd	362,000	1,575,927
Mitsubishi UFJ Financial Group Inc	553,700	3,551,902
Mitsui Fudosan Co Ltd	50,000	1,689,963
Nitto Denko Corp	26,200	1,716,524
Nomura Holdings Inc	152,500	1,190,823
ORIX Corp	178,300	2,918,180
Otsuka Holdings Co Ltd	26,500	769,342
Ricoh Co Ltd	108,000	1,250,418
Seven & I Holdings Co Ltd	58,700	2,150,121
Softbank Corp	13,300	924,315
Sumitomo Corp	93,900	1,268,159
Sumitomo Electric Industries Ltd	106,100	1,540,162
Sumitomo Mitsui Financial Group Inc	61,900	3,005,119
Toyota Motor Corp	51,500	3,302,754
Yamato Holdings Co Ltd	67,300	1,521,503

		40,065,115

Netherlands - 3.3%

ASML Holding NV	22,130	2,182,625
European Aeronautic Defence & Space Co NV	32,790	2,090,014
ING Groep NV CVA *	130,601	1,481,959

		5,754,598

Norway - 1.0%

Telenor ASA	72,805	1,663,997

South Korea - 0.8%

Samsung Electronics Co Ltd	1,102	1,395,247

Spain - 2.0%

Iberdrola SA	160,722	937,129
Repsol SA	99,023	2,463,065

		3,400,194

Sweden - 2.0%

Electrolux AB ‘B’	49,922	1,296,944
Telefonaktiebolaget LM Ericsson ‘B’	166,195	2,213,589

		3,510,533

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Switzerland - 6.0%

Credit Suisse Group AG	41,787	$1,280,489
Novartis AG	41,928	3,222,828
Roche Holding AG	5,404	1,457,770
Swiss Re AG	36,746	3,039,481
UBS AG	63,529	1,299,685

		10,300,253

United Kingdom - 19.7%

Barclays PLC	491,516	2,103,019
BG Group PLC	99,662	1,906,135
Centrica PLC	283,236	1,696,654
HSBC Holdings PLC	478,521	5,185,861
InterContinental Hotels Group PLC	69,062	2,014,142
Kingfisher PLC	347,401	2,167,606
Pearson PLC	68,036	1,384,805
Prudential PLC	132,727	2,474,387
Rio Tinto PLC	49,963	2,446,906
Royal Dutch Shell PLC ‘A’	152,838	5,051,016
SABMiller PLC	21,211	1,082,471
Tullow Oil PLC	62,603	1,037,509
Vodafone Group PLC	1,547,790	5,457,887

		34,008,398

Total Common Stocks (Cost $133,453,567)		165,406,016

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,596,119	2,596,119

Total Short-Term Investment (Cost $2,596,119)		2,596,119

TOTAL INVESTMENTS - 99.1% (Cost $137,798,549)		170,692,665

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,587,056

NET ASSETS - 100.0%		$172,279,721

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	32.4%
Consumer Discretionary	11.6%
Industrials	9.9%
Energy	9.1%
Materials	7.3%
Health Care	6.6%
Telecommunication Services	6.3%
Information Technology	5.8%
Utilities	4.6%
Consumer Staples	4.0%
Others (each less than 3.0%)	1.5%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of September 30, 2013, the fund was diversified by geographical region as a percentage of net assets as follows:

Japan	23.3%
United Kingdom	19.8%
France	14.2%
Germany	10.0%
Switzerland	6.0%
Italy	3.9%
Netherlands	3.3%
Others (each less than 3.0%)	18.6%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	10,183,639	USD	9,131,323	11/13	WBC	$344,444
CHF	6,118,023	USD	6,584,707	11/13	BRC	182,475
EUR	371,317	JPY	48,272,398	11/13	CSF	11,176
EUR	515,066	USD	682,995	11/13	BRC	13,877
EUR	1,345,644	USD	1,788,858	11/13	GSC	31,766
EUR	412,049	USD	558,187	11/13	HSB	(694)
EUR	443,624	USD	598,328	11/13	RBS	1,885
EUR	336,863	USD	446,883	11/13	WBC	8,884
GBP	281,055	HKD	3,377,991	11/13	CSF	19,290
GBP	326,841	JPY	52,037,369	11/13	CSF	(555)
GBP	342,200	USD	536,589	11/13	BRC	17,232
GBP	763,085	USD	1,191,186	11/13	GSC	43,802
GBP	274,915	USD	438,835	11/13	HSB	6,091
GBP	313,644	USD	495,857	11/13	TDB	11,748
JPY	42,643,761	HKD	3,370,159	11/13	CSF	(632)
JPY	78,202,871	SEK	5,190,858	11/13	WBC	(11,189)
JPY	50,133,649	USD	515,664	11/13	CSF	(5,517)
JPY	78,161,286	USD	798,623	11/13	GSC	(3,273)
NOK	2,496,755	USD	431,884	11/13	GSC	(17,281)
SEK	18,962,288	USD	2,885,549	11/13	UBS	62,294

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
SGD	3,408,646	USD	2,677,718	11/13	CIT	$39,448
USD	579,178	CAD	598,244	11/13	CSF	(1,071)
USD	1,310,472	CHF	1,222,951	11/13	GSC	(42,241)
USD	846,999	EUR	638,329	11/13	CSF	(16,645)
USD	1,657,392	EUR	1,243,953	11/13	GSC	(25,648)
USD	609,695	EUR	450,486	11/13	HSB	198
USD	13,023,800	EUR	9,837,100	11/13	SGN	(285,568)
USD	428,567	EUR	321,220	11/13	WBC	(6,035)
USD	998,991	GBP	656,333	11/13	HSB	(63,227)
USD	663,470	GBP	423,461	11/13	TDB	(21,865)
USD	1,510,522	HKD	11,710,698	11/13	RBC	491
USD	2,516,435	JPY	248,301,697	11/13	ANZ	(10,220)
USD	816,730	JPY	81,285,842	11/13	CSF	(10,415)
USD	1,636,840	JPY	163,425,376	11/13	SSB	(26,135)
USD	500,808	JPY	50,248,571	11/13	TDB	(10,509)
USD	338,918	NOK	2,019,091	11/13	UBS	3,634

Total Forward Foreign Currency Contracts						$240,015

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$157,095	$157,095	$—	$—
	Preferred Stocks (1)	2,533,435	—	2,533,435	—
	Common Stocks
	Australia	4,053,916	—	4,053,916	—
	Belgium	2,210,756	—	2,210,756	—
	Brazil	1,028,556	1,028,556	—	—
	Canada	802,951	802,951	—	—
	China	2,413,771	—	2,413,771	—
	Denmark	1,767,460	—	1,767,460	—
	Finland	1,488,196	—	1,488,196	—
	France	24,547,626	—	24,547,626	—
	Germany	14,671,501	—	14,671,501	—
	Hong Kong	4,723,407	—	4,723,407	—
	India	807,994	807,994	—	—
	Italy	6,791,547	—	6,791,547	—
	Japan	40,065,115	—	40,065,115	—
	Netherlands	5,754,598	—	5,754,598	—
	Norway	1,663,997	—	1,663,997	—
	South Korea	1,395,247	—	1,395,247	—
	Spain	3,400,194	—	3,400,194	—
	Sweden	3,510,533	—	3,510,533	—
	Switzerland	10,300,253	—	10,300,253	—
	United Kingdom	34,008,398	—	34,008,398	—

		165,406,016	2,639,501	162,766,515	—
	Short-Term Investment	2,596,119	2,596,119	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	798,735	—	798,735	—

	Total Assets	171,491,400	5,392,715	166,098,685	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(558,720)	—	(558,720)	—

	Total Liabilities	(558,720)	—	(558,720)	—

	Total	$170,932,680	$5,392,715	$165,539,965	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 48.0%

Canada - 12.6%

Canadian Government 1.000% due 02/01/14	CAD 16,080,000	$15,610,424

France - 10.1%

French Treasury 3.000% due 07/12/14	EUR 9,010,000	12,459,173

Germany - 12.6%

Bundesobligation 2.250% due 04/11/14	11,390,000	15,584,367

United Kingdom - 12.7%

United Kingdom Gilt 2.250% due 03/07/14	GBP 9,660,000	15,768,556

Total Foreign Government Bonds & Notes (Cost $57,167,122)		59,422,520

SHORT-TERM INVESTMENTS - 54.5%

U.S. Treasury Bills - 12.8%

0.035% due 03/13/14 ‡	$15,900,000	15,898,283

	Shares	Value
Money Market Fund - 41.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	51,695,851	$51,695,851

Total Short-Term Investments (Cost $67,594,376)		67,594,134

TOTAL INVESTMENTS - 102.5% (Cost $124,761,498)		127,016,654

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(3,118,272)

NET ASSETS - 100.0%		$123,898,382

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Short-Term Investments	54.5%
Foreign Government Bonds & Notes	48.0%

	102.5%
Other Assets & Liabilities, Net	(2.5%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2013, investments with a total aggregate value of $2,986,677 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts. In addition, $1,230,000 in cash was segregated as collateral for forward foreign currency contracts.

(d)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,355,000	USD	1,264,754	10/13	MSC	($2,591)
CAD	1,225,000	USD	1,189,886	10/13	BRC	(1,249)
CAD	1,270,000	USD	1,234,098	10/13	CSF	(1,796)
CAD	1,305,000	USD	1,264,312	10/13	MSC	1,951
CHF	1,700,000	USD	1,868,298	10/13	CSF	11,839
CHF	595,000	USD	638,502	10/13	RBS	19,546
EUR	2,030,000	USD	2,742,956	10/13	BRC	3,471
GBP	1,110,000	USD	1,782,893	10/13	BRC	13,770
JPY	3,927,200,000	USD	39,471,449	10/13	MSC	487,060
MXN	257,090,000	USD	19,528,591	10/13	BRC	74,288
NOK	230,470,000	USD	38,991,041	10/13	RBS	(696,685)
NZD	3,260,000	USD	2,726,002	10/13	GSC	(22,637)
NZD	1,540,000	USD	1,263,108	10/13	MSC	13,942
NZD	1,575,000	USD	1,283,455	10/13	RBS	22,619
PHP	843,200,000	USD	19,262,136	10/13	GSC	108,168
PLN	64,915,000	USD	20,423,285	10/13	RBS	335,200
SEK	120,155,798	USD	18,735,000	10/13	BRC	(48,710)
SEK	4,100,000	USD	646,474	10/13	GSC	(8,853)
SEK	7,860,000	USD	1,235,560	10/13	RBS	(13,195)
USD	39,198,111	AUD	42,470,000	10/13	BRC	(362,108)
USD	17,626,488	AUD	18,705,000	10/13	MSC	203,039
USD	75,325,278	CAD	77,895,000	10/13	CSF	(257,508)
USD	39,892,831	CHF	37,120,000	10/13	CSF	(1,160,533)
USD	30,483,505	EUR	22,935,000	10/13	CSF	(545,707)
USD	18,735,000	GBP	11,656,629	10/13	BRC	(132,600)
USD	17,177,565	GBP	10,865,000	10/13	JPM	(408,692)
USD	1,248,366	JPY	123,200,000	10/13	BRC	(5,170)
USD	756,503	JPY	75,300,000	10/13	GSC	(9,660)
USD	1,217,344	NOK	7,220,000	10/13	RBS	17,686
USD	78,719,508	NZD	96,910,000	10/13	MSC	(1,643,409)
USD	1,309,562	PLN	4,095,000	10/13	BRC	65

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	648,753	PLN	2,010,000	10/13	GSC	$5,997
USD	39,147,922	SEK	255,370,000	10/13	RBS	(566,499)

Total Forward Foreign Currency Contracts						($4,568,961)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$59,422,520	$—	$59,422,520	$—
	Short-Term Investments	67,594,134	51,695,851	15,898,283	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,318,641	—	1,318,641	—

	Total Assets	128,335,295	51,695,851	76,639,444	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,887,602)	—	(5,887,602)	—

	Total Liabilities	(5,887,602)	—	(5,887,602)	—

	Total	$122,447,693	$51,695,851	$70,751,842	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

France - 0.1%

Sanofi	1,050	$106,479
Total SA	2,244	130,424

		236,903

Germany - 1.1%

Deutsche Euroshop AG	15,317	663,991
Deutsche Wohnen AG	35,329	632,378
GSW Immobilien AG	15,087	662,582

		1,958,951

Luxembourg - 0.4%

GAGFAH SA *	52,951	690,793

Total Common Stocks (Cost $2,680,107)		2,886,647

	Principal Amount
MORTGAGE-BACKED SECURITIES - 1.8%

United States - 1.8%

Fannie Mae (IO)
5.971% due 01/25/43 " §	$5,770,066	1,243,648
6.021% due 03/25/33 " §	1,447,085	297,827
6.071% due 07/25/42 " §	2,430,897	473,102
6.261% due 11/25/37 " §	4,594,584	884,207
Freddie Mac (IO)
3.000% due 01/15/43 "	2,914,425	395,310

		3,294,094

Total Mortgage-Backed Securities (Cost $3,077,698)		3,294,094

FOREIGN GOVERNMENT BONDS & NOTES - 48.1%

Albania - 0.4%

Albania Government 7.500% due 11/04/15 ~	EUR 490,000	682,021

Australia - 2.8%

Australia Government
1.250% due 02/21/22 ^ ~	AUD 1,232,956	1,175,254
5.500% due 04/21/23	1,278,000	1,352,380
5.750% due 07/15/22	2,395,000	2,566,989

		5,094,623

Bahrain - 0.6%

Bahrain Government 6.125% due 08/01/23 ~	$1,096,000	1,098,740

Bermuda - 1.3%

Bermuda Government 4.854% due 02/06/24 ~	2,375,000	2,364,757

Croatia - 2.0%

Republic of Croatia 4.940% due 02/12/15	EUR 2,866,000	3,643,208

	Principal Amount	Value
Ghana - 0.6%

Ghana Government
16.900% due 03/07/16	GHS 1,393,000	$604,230
21.000% due 10/26/15	525,000	248,653
26.000% due 06/05/17	464,000	247,750

		1,100,633

Guatemala - 0.5%

Guatemala Government 4.875% due 02/13/28 ~	$900,000	828,000

Jamaica - 0.5%

Jamaica Government
8.000% due 06/24/19	100,000	99,000
10.625% due 06/20/17	725,000	793,875

		892,875

Jordan - 0.9%

Jordan Government
6.925% due 06/04/14 +	JOD 400,000	572,102
7.078% due 07/18/14 +	700,000	1,002,859
7.950% due 02/05/15 +	100,000	145,231

		1,720,192

Lebanon - 0.3%

Lebanon Treasury
8.380% due 08/28/14	LBP 282,330,000	191,856
9.000% due 07/17/14	486,590,000	331,209

		523,065

Mexico - 4.0%

Mexican Bonos 8.000% due 12/19/13	MXN 94,510,000	7,295,151

Netherlands - 0.2%

Republic of Angola 7.000% due 08/16/19 ~	$280,000	301,350

New Zealand - 2.6%

New Zealand Government
2.000% due 09/20/25 ^	NZD 3,036,000	2,385,954
5.500% due 04/15/23	2,518,000	2,242,001

		4,627,955

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	$376,000	344,980

Philippines - 1.4%

Philippine Government
5.875% due 01/31/18	PHP 85,990,000	2,214,476
6.250% due 01/27/14	14,790,000	345,508

		2,559,984

Romania - 6.2%

Romania Government
5.250% due 06/17/16 ~	EUR 150,000	217,164
5.750% due 01/27/16	RON 10,150,000	3,197,195
5.800% due 10/26/15	10,800,000	3,401,056
5.850% due 07/28/14	2,930,000	905,877
5.900% due 07/26/17	4,130,000	1,322,789
6.000% due 04/30/15	1,960,000	615,407
6.000% due 04/30/16	3,740,000	1,185,860
6.250% due 10/25/14	660,000	205,630
11.000% due 03/05/14	400,000	125,350

		11,176,328

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Rwanda - 0.6%

Rwanda Government
6.625% due 05/02/23 ~	$1,295,000	$1,142,838

Serbia - 7.9%

Republic of Serbia
7.250% due 09/28/21 ~	230,000	239,775
7.250% due 09/28/21 ~	1,063,000	1,108,178
Serbia Treasury
10.000% due 01/10/15	RSD 604,100,000	7,070,347
10.000% due 04/25/16	76,100,000	862,559
10.000% due 01/24/18	103,830,000	1,122,734
10.026% due 04/03/14	36,510,000	410,846
10.594% due 02/20/14	111,310,000	1,267,393
11.348% due 01/23/14	188,540,000	2,162,248

		14,244,080

Slovenia - 3.1%

Slovenia Government
4.125% due 01/26/20 ~	EUR 320,000	388,536
4.375% due 01/18/21 ~	1,818,000	2,191,620
5.850% due 05/10/23 ~	$3,270,000	3,122,850

		5,703,006

Sri Lanka - 5.2%

Sri Lanka Government
5.875% due 07/25/22 ~	1,776,000	1,642,800
5.875% due 07/25/22 ~	1,400,000	1,295,000
6.250% due 10/04/20 ~	896,000	876,960
6.250% due 07/27/21 ~	750,000	721,875
7.000% due 03/01/14	LKR 7,500,000	56,027
7.400% due 01/22/15 ~	$100,000	103,500
7.500% due 08/15/18	LKR 124,040,000	798,023
8.500% due 04/01/18	321,960,000	2,184,486
8.500% due 07/15/18	113,540,000	762,778
9.000% due 10/01/14	20,590,000	153,813
9.000% due 05/01/21	29,260,000	190,902
11.750% due 04/01/14	37,500,000	286,045
11.750% due 03/15/15	37,500,000	287,385

		9,359,594

Tanzania - 0.2%

Tanzania Government 6.392% due 03/08/20 § ~	$400,000	415,000

Turkey - 4.1%

Turkey Government
3.000% due 07/21/21 ^	TRY 2,123,437	1,046,450
3.000% due 02/23/22 ^	1,161,483	570,377
4.000% due 04/01/20 ^	10,215,371	5,383,165
6.043% due 04/09/14	909,776	434,042

		7,434,034

Uruguay - 1.1%

Uruguay Notas del Tesoro
2.250% due 08/23/17	UYU 13,587,610	589,855
2.750% due 06/16/16 ^	13,084,861	605,548
4.250% due 01/05/17 ^	15,777,780	734,887

		1,930,290

Venezuela - 1.4%

Venezuela Government 8.500% due 10/08/14	$2,562,000	2,568,405

Total Foreign Government Bonds & Notes (Cost $89,923,981)		87,051,109

	Principal Amount	Value
PURCHASED OPTIONS - 0.2%
(See Note (g) in Notes to Schedule of Investments) (Cost $745,468)		$304,660

SHORT-TERM INVESTMENTS - 55.2%

Foreign Government Issues - 21.4%

Bank Negara Malaysia Monetary Notes (Malaysia)
2.941% due 11/19/13	MYR 28,521,000	8,715,806
2.946% due 11/12/13	8,068,000	2,467,053
Kenya Treasury Bills (Kenya)
10.000% due 05/05/14	KES 121,500,000	1,329,564
10.300% due 04/21/14	130,400,000	1,432,476
Lebanon Treasury Bills (Lebanon)
1.000% due 07/24/14	LBP 584,480,000	371,200
4.945% due 12/05/13	672,910,000	441,721
4.972% due 01/16/14	962,750,000	628,389
4.973% due 11/21/13	750,970,000	493,882
4.976% due 01/02/14	581,010,000	379,972
5.008% due 10/10/13	307,650,000	203,459
5.036% due 11/07/13	99,760,000	65,730
5.300% due 06/12/14	300,240,000	191,874
5.300% due 07/10/14	403,220,000	256,660
Mexico Cetes (Mexico)
3.810% due 10/31/13	MXN 3,607,000	274,802
4.024% due 06/26/14	3,650,000	271,499
4.043% due 04/03/14	54,494,000	4,087,539
4.070% due 03/06/14	8,402,400	632,120
Nigeria Treasury Bills (Nigeria)
10.865% due 12/05/13	NGN 592,876,000	3,605,678
12.920% due 11/21/13	393,847,000	2,406,031
13.748% due 06/05/14	206,571,000	1,182,943
Republic of Zambia Treasury Bills (Zambia)
13.012% due 08/11/14	ZMW 1,570,000	264,543
13.012% due 08/25/14	4,400,000	738,077
13.146% due 09/08/14	530,000	88,557
13.438% due 09/22/14	2,660,000	442,269
Romania Treasury Bills (Romania) 5.916% due 01/15/14	RON 5,700,000	1,711,421
Singapore Treasury Bills (Singapore) 0.297% due 03/21/14	SGD 140,000	111,473
Sri Lanka Treasury Bills (Sri Lanka)
8.757% due 10/25/13	LKR 70,000,000	527,501
10.647% due 06/27/14	80,470,000	567,239
10.810% due 06/20/14	89,960,000	635,398
10.845% due 06/06/14	164,800,000	1,168,633
11.123% due 02/28/14	81,910,000	597,534
11.141% due 02/21/14	22,700,000	165,936
11.151% due 03/07/14	22,600,000	164,530
11.231% due 05/09/14	39,470,000	282,093
11.231% due 05/02/14	40,320,000	288,728
11.281% due 03/14/14	40,000,000	290,600
11.281% due 04/18/14	39,500,000	284,016
11.284% due 03/28/14	77,670,000	561,906
11.351% due 02/14/14	23,000,000	168,469
11.381% due 04/04/14	38,630,000	278,894

		38,776,215

	Shares
Money Market Fund - 21.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	39,430,168	39,430,168

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 9.3%

Barclays PLC 0.100% due 10/23/13 (Dated 09/23/13, repurchase price of $716,060; Collateralized by State of Qatar: 5.250% due 01/20/20 and value $728,133)	$716,000	$716,000
Barclays PLC (0.200%) due 10/23/13 (Dated 09/23/13, repurchase price of $1,014,781; Collateralized by State of Qatar: 3.241% due 01/18/23 and value $1,027,121)	1,014,950	1,014,950
Barclays PLC (0.050%) due 10/28/13 (Dated 08/27/13, repurchase price of $4,146,750; Collateralized by Belgium Government: 3.750% due 09/28/20 and value $4,078,265)	EUR 3,065,460	4,147,109
Citibank Inc (0.130%) due 10/14/13 (Dated 09/27/13, repurchase price of $7,401,042; Collateralized by France Government: 4.000% due 10/25/38 and value $7,445,189)	5,471,040	7,401,499
Nomura Securities (0.120%) due 10/09/13 (Dated 09/09/13, repurchase price of $1,089,085; Collateralized by Spain Government: 5.400% due 01/31/23 and value $1,109,541)	805,111	1,089,195
Nomura Securities 0.200% due 10/16/13 (Dated 07/16/13, repurchase price of $2,467,742; Collateralized by State of Qatar: 6.550% due 04/09/19 and value $2,517,427)	$2,466,481	2,466,481

		16,835,234

U.S. Treasury Bills - 2.7%

0.050% due 11/21/13 ‡	5,000,000	4,999,931

Total Short-Term Investments (Cost $101,232,735)		100,041,548

TOTAL INVESTMENTS - 106.9% (Cost $197,659,989)		193,578,058

TOTAL SECURITIES SOLD SHORT - (8.8%)
(See Note (d) in Notes to Schedule of Investments) (Proceeds $15,776,807)		(15,879,390)

OTHER ASSETS & LIABILITIES, NET - 1.9%		3,425,842

NET ASSETS - 100.0%		$181,124,510

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified as a percentage of net assets as follows:

Short-Term Investments	55.2%
Foreign Government Bonds & Notes	48.1%
Others (each less than 3.0%)	3.6%

	106.9%
Securities Sold Short	(8.8%	)
Other Assets & Liabilities, Net	1.9%

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $1,720,192 or 0.9% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Securities sold short outstanding as of September 30, 2013 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (8.8%)
Belgium Government 3.750% due 09/28/20	EUR 2,689,000	($4,077,518)
France Government 4.000% due 10/25/38	4,339,000	(6,532,450)
Qatar Government 3.241% due 01/18/23	$1,060,000	(1,020,250)
5.250% due 01/20/20	640,000	(721,600)
6.550% due 04/09/19	2,049,000	(2,453,677)
Spain Government 5.400% due 01/31/23	EUR 730,000	(1,073,895)

Total Securities Sold Short (Proceeds $15,776,807)		($15,879,390)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (12/13)	MER	20	$2,000,000	($59,582)
Nikkei 225 Index (12/13)	CIT	32	JPY 453,370,000	94,944
United Kingdom 90-Day Sterling (09/16)	MER	380	GBP 190,000,000	(148,743)

				(113,381)

Short Futures Outstanding
CAC 40 Index (10/13)	MER	35	EUR 1,451,345	(67)
Euro-Bobl 5-Year Notes (12/13)	MER	70	7,000,000	(189,512)
Euro-Bund 10-Year Notes (12/13)	MER	5	500,000	(26,292)
Euro-OAT 10-Year Notes (12/13)	MER	30	3,000,000	(142,605)
Euro-Schatz 2-Year Notes (12/13)	MER	6	600,000	(3,094)
Japanese Government 10-Year Bonds (12/13)	CIT	9	JPY 900,000,000	(94,780)
U.S. 5-Year Deliverable Interest Rate Swap (12/13)	CIT	6	$600,000	(11,709)
U.S. 10-Year Deliverable Interest Rate Swap (12/13)	CIT	86	8,600,000	(212,981)

				(681,040)

Total Futures Contracts				($794,421)

(f)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,002,000	USD	1,867,866	10/13	GSC	($475)
AUD	3,336,000	USD	3,057,604	10/13	JPM	54,092
AUD	3,864,587	USD	3,613,389	10/13	MSC	(8,647)
AUD	3,336,000	USD	3,057,928	10/13	SCB	53,768
COP	3,004,842,000	USD	1,583,997	11/13	CIT	(14,549)
COP	4,807,300,000	USD	2,528,029	11/13	SCB	(17,958)
EUR	649,486	HRK	4,985,000	03/14	CIT	(2,160)
EUR	336,107	HRK	2,565,000	03/14	MSC	1,485
EUR	1,773,155	HRK	13,612,100	04/14	CIT	(5,113)
EUR	10,259,833	HUF	3,024,804,000	10/13	JPM	137,796
EUR	988,442	HUF	291,264,228	10/13	SCB	13,949
EUR	1,684,093	RSD	194,883,226	10/13	CIT	(11,447)
EUR	3,631,002	USD	4,831,739	10/13	GSC	12,531
EUR	188,195	USD	255,248	10/13	GSC	(629)
EUR	3,797,605	USD	5,057,043	11/13	GSC	81,112
GBP	1,120,500	USD	1,763,241	10/13	GSC	50,512
HUF	1,706,075,462	EUR	5,702,375	10/13	JPM	36,548
IDR	7,321,125,600	USD	641,079	07/14	GSC	(42,422)
IDR	7,309,169,000	USD	646,829	07/14	SCB	(49,036)
IDR	16,970,712,000	USD	1,457,339	08/14	JPM	(77,213)
IDR	6,815,944,791	USD	587,835	08/14	SCB	(33,535)
ILS	3,191,000	EUR	673,747	12/13	JPM	(7,501)
ILS	16,379,000	USD	4,638,892	11/13	SCB	4,082
INR	83,247,000	USD	1,326,075	10/13	GSC	2,365
INR	183,266,597	USD	2,919,327	10/13	SCB	5,206
INR	711,566,000	USD	11,164,622	11/13	SCB	41,767
JPY	137,578,000	USD	1,394,325	11/13	GSC	5,719
KES	18,416,000	USD	199,848	04/14	SCB	5,323
KES	56,344,000	USD	632,368	04/14	SCB	(4,644)
MYR	6,279,000	USD	1,911,416	10/13	GSC	11,860
MYR	5,812,852	USD	1,770,052	10/13	JPM	10,441
PHP	60,475,000	USD	1,382,128	10/13	CIT	7,126
PHP	275,530,000	USD	6,303,502	10/13	GSC	25,323
PHP	16,391,985	USD	378,769	10/13	GSC	(2,284)
PHP	33,121,797	USD	764,991	10/13	JPM	(4,262)
PHP	109,647,000	USD	2,538,419	10/13	SCB	(19,463)
PHP	34,367,000	USD	790,500	11/13	GSC	—
PLN	5,850,000	EUR	1,388,230	12/13	SCB	(14,055)
RON	171,000	EUR	38,218	11/13	JPM	60
RUB	196,566,040	USD	6,057,505	10/13	HSB	6,915
RUB	62,342,960	USD	1,920,757	10/13	SCB	2,637
RUB	17,360,000	USD	536,258	12/13	GSC	(7,927)
RUB	34,814,000	USD	1,070,048	12/13	JPM	(10,525)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RUB	204,250,963	USD	6,121,713	05/14	CIT	($48,238)
RUB	130,446,944	USD	3,922,190	05/14	SCB	(46,465)
SGD	2,633,000	EUR	1,545,782	12/13	GSC	7,361
SGD	3,842,000	USD	3,028,010	10/13	CIT	34,543
SGD	843,000	USD	668,666	10/13	JPM	3,309
SGD	3,842,000	USD	3,087,804	12/13	CIT	(25,072)
SGD	4,564,000	USD	3,577,672	12/13	GSC	60,571
THB	60,640,000	USD	1,948,273	10/13	GSC	(12,491)
THB	51,364,000	USD	1,651,576	10/13	SCB	(11,906)
TRY	699,457	USD	349,685	10/13	SCB	(4,116)
TWD	122,661,000	USD	4,096,894	10/13	SCB	52,159
USD	1,830,533	AUD	2,002,000	10/13	GSC	(36,857)
USD	4,602,567	AUD	5,047,587	10/13	JPM	(105,633)
USD	5,007,147	AUD	5,489,000	10/13	SCB	(112,786)
USD	1,855,273	AUD	2,002,000	01/14	GSC	—
USD	3,589,004	AUD	3,864,587	01/14	MSC	—
USD	3,616,900	BRL	8,244,000	11/13	MSC	(70,096)
USD	8,980,173	CHF	8,344,216	11/13	GSC	(249,347)
USD	554,658	CLP	288,644,000	11/13	JPM	(12,938)
USD	1,279,921	CLP	665,559,000	11/13	SCB	(28,848)
USD	243,641	EUR	183,422	10/13	CIT	(4,520)
USD	41,274,215	EUR	31,055,781	10/13	GSC	(674,417)
USD	255,230	EUR	188,195	10/13	GSC	629
USD	7,945,188	EUR	6,043,439	11/13	GSC	(231,576)
USD	10,573,056	GBP	6,819,061	10/13	GSC	(464,954)
USD	803,612	IDR	9,171,821,000	10/13	GSC	14,057
USD	88,204	IDR	1,074,324,000	06/14	SCB	(232)
USD	7,453,847	INR	478,164,000	10/13	GSC	(108,517)
USD	4,824,856	INR	318,896,597	10/13	SCB	(249,565)
USD	2,496,719	INR	172,735,500	11/13	CIT	(232,174)
USD	17,299,049	JPY	1,716,083,000	11/13	GSC	(164,432)
USD	2,836,302	JPY	278,332,000	11/13	SCB	4,137
USD	468,141	LKR	63,127,448	10/13	HSB	(9,771)
USD	338,222	LKR	45,906,853	11/13	HSB	(5,341)
USD	571,806	LKR	75,900,789	12/13	HSB	5,998
USD	414,264	LKR	55,760,000	01/14	HSB	535
USD	1,010,390	MYR	3,355,000	10/13	GSC	(17,256)
USD	1,827,865	MYR	6,044,446	10/13	SCB	(23,499)
USD	2,474,391	MYR	8,068,000	11/13	GSC	(1,117)
USD	4,109,638	MYR	13,508,326	11/13	JPM	(20,477)
USD	5,353,244	MYR	17,458,000	11/13	SCB	15,141
USD	127,100	NGN	20,323,214	10/13	DUB	1,176
USD	4,253,328	NZD	5,155,018	11/13	JPM	(10,488)
USD	349,299	PHP	15,147,000	10/13	GSC	1,408
USD	376,395	PHP	16,391,985	10/13	GSC	(90)
USD	1,191,046	PHP	52,170,558	10/13	JPM	(7,215)
USD	5,813,283	RUB	193,941,000	10/13	HSB	(170,150)
USD	3,706,874	RUB	124,150,000	10/13	SCB	(120,792)
USD	6,026,454	RUB	196,566,040	11/13	HSB	—
USD	1,910,913	RUB	62,342,960	11/13	SCB	—
USD	390,981	RUB	12,832,000	12/13	GSC	455
USD	1,212,949	RUB	39,342,000	12/13	JPM	15,623
USD	1,822,786	THB	58,055,743	10/13	CIT	(30,500)
USD	1,251,804	THB	39,907,511	10/13	SCB	(21,976)
USD	3,933,966	THB	128,227,630	11/13	JPM	(150,933)
USD	1,132,876	TRY	2,296,000	10/13	SCB	(1,468)
USD	4,094,296	TWD	122,661,000	10/13	CIT	(54,757)
USD	1,844,329	ZAR	18,683,489	10/13	SCB	(15,943)
USD	5,266,963	ZAR	53,249,000	12/13	SCB	20,431
USD	1,833,242	ZAR	18,683,489	01/14	JPM	—
ZAR	18,683,489	USD	1,860,720	10/13	JPM	(447)
ZMW	1,000,000	USD	187,935	10/13	SCB	248
ZMW	1,004,000	USD	189,085	10/13	SCB	(149)

Total Forward Foreign Currency Contracts						($3,082,996)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(g)	Purchased options outstanding as of September 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC COP versus USD	COP 1,757.00	02/18/14	CIT	COP 10,912,021,000	$70,604	$10,981
Call - OTC COP versus USD	1,757.00	02/18/14	JPM	2,561,813,000	17,701	2,578

					88,305	13,559

Put - OTC GBP versus USD	GBP 1.35	03/13/14	MSC	GBP 11,256,000	165,647	5,303
Put - OTC GBP versus USD	1.40	03/13/14	CIT	5,619,000	127,124	5,373
Put - OTC INR versus USD	INR 56.50	06/09/14	GSC	$2,275,000	32,760	5,182
Put - OTC INR versus USD	56.50	06/09/14	JPM	2,265,000	30,691	5,159
Put - OTC COP versus USD	COP 1,845.00	06/12/14	CIT	2,160,000	30,382	15,736
Put - OTC INR versus USD	INR 57.00	06/16/14	JPM	4,489,000	75,976	12,013
Put - OTC INR versus USD	58.00	06/19/14	JPM	3,568,867	60,671	13,315

					523,251	62,081

					$611,556	$75,640

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - OTC KOSPI 200 Index Futures (08/14)	KRW 300.00	08/14/14	GSC	98	$133,912	$229,020

Total Purchased Options					$745,468	$304,660

(h)	Transactions in written options for the six-month period ended September 30, 2013 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31,2013	—	$—
Call Options Written	10,791,867	196,345

Outstanding, September 30, 2013	10,791,867	$196,345

(i)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC INR versus USD	INR 65.00	06/09/14	GSC	$1,800,000	$33,570	($103,498)
Call - OTC INR versus USD	65.00	06/09/14	JPM	1,832,000	32,610	(105,338)
Call - OTC INR versus USD	67.00	06/16/14	JPM	3,591,000	70,922	(164,647)
Call - OTC INR versus USD	70.00	06/19/14	JPM	3,568,867	59,243	(116,499)

Total Written Options					$196,345	($489,982)

(j)	Swap agreements outstanding as of September 30, 2013 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	2.778%	$198,000	$10,781	$10,567	$214
China Government	1.000%	12/20/17	JPM	0.685%	3,100,000	(41,374)	(59,131)	17,757
Croatia Government	1.000%	03/20/18	CIT	3.166%	1,200,000	106,460	83,000	23,460
Thailand Government	1.000%	03/20/18	CIT	1.168%	3,300,000	22,888	(16,419)	39,307
Croatia Government	1.000%	03/20/18	HSB	3.166%	313,000	27,768	29,014	(1,246)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	3.470%	375,000	37,428	40,581	(3,153)
China Government	1.000%	03/20/18	JPM	0.744%	1,100,000	(12,635)	(17,333)	4,698
Qatar Government	1.000%	03/20/18	JPM	0.612%	418,000	(7,238)	(7,056)	(182)
Croatia Government	1.000%	03/20/18	MSC	3.166%	1,937,000	171,844	163,963	7,881
Croatia Government	1.000%	03/20/18	MSC	3.166%	325,000	28,833	30,350	(1,517)
Lebanon Government	5.000%	03/20/18	JPM	3.674%	689,000	(38,246)	(29,026)	(9,220)
Colombia Government	1.000%	06/20/18	CIT	1.263%	460,000	5,351	(695)	6,046
Croatia Government	1.000%	06/20/18	CIT	3.238%	800,000	76,842	76,719	123
Lebanon Government	1.000%	06/20/18	GSC	3.763%	5,166,000	606,208	715,241	(109,033)
Qatar Government	1.000%	06/20/18	GSC	0.647%	1,420,000	(23,549)	(20,960)	(2,589)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russia Foreign	1.000%	06/20/18	JPM	1.652%	$2,307,000	$66,910	$39,755	$27,155
Croatia Government	1.000%	06/20/18	MSC	3.238%	621,000	59,649	64,212	(4,563)
Croatia Government	1.000%	06/20/18	MSC	3.238%	300,000	28,816	27,859	957
Venezuela Government	5.000%	06/20/18	CIT	8.938%	3,644,000	514,064	430,339	83,725
Bulgaria Government	1.000%	12/20/18	GSC	1.221%	500,000	6,008	6,008	—
Colombia Government	1.000%	12/20/22	CIT	1.736%	6,520,000	376,804	223,551	153,253
Russia Foreign	1.000%	12/20/22	GSC	2.223%	5,240,000	491,977	413,671	78,306
Mexico Government	1.000%	12/20/22	HSB	1.572%	5,910,000	266,923	197,575	69,348
South Africa Government	1.000%	12/20/22	HSB	2.463%	22,560,000	2,505,234	1,985,816	519,418
Spain Government	1.000%	12/20/22	HSB	2.599%	5,250,000	608,980	974,920	(365,940)
Mexico Government	1.000%	06/20/23	CIT	1.594%	461,000	22,482	15,032	7,450
Venezuela Government	5.000%	06/20/23	GSC	8.792%	850,000	174,140	193,696	(19,556)

						$6,093,348	$5,571,249	$522,099

Credit Default Swaps on Sovereign Issues – Sell Protection (2)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
South Africa Government	1.000%	12/20/17	HSB	1.720%	$22,560,000	($650,900)	($463,220)	($187,680)
Turkey Government	1.000%	12/20/22	GSC	2.565%	5,240,000	(616,329)	(346,016)	(270,313)

						($1,267,229)	($809,236)	($457,993)

Credit Default Swaps on Credit Indices – Buy Protection (1)
Referenced Obligation		Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx ASIA XJ IG 19 5Y		1.000%	06/20/18	CIT	$5,045,000	$47,752	$152,949	($105,197)
iTraxx ASIA XJ IG 19 5Y		1.000%	06/20/18	GSC	1,544,000	14,614	30,183	(15,569)
iTraxx ASIA XJ IG 19 5Y		1.000%	06/20/18	JPM	1,148,000	10,866	19,874	(9,008)
iTraxx FINSNR 20 5Y		1.000%	12/20/18	GSC	EUR 2,695,000	83,418	71,381	12,037
iTraxx FINSUB 19 5Y		5.000%	12/20/18	JPM	4,042,000	(751,553)	(781,111)	29,558

						($594,903)	($506,724)	($88,179)

						$4,231,216	$4,255,289	($24,073)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Cross-Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 11,627,055	$6,521,062	Receive	MSC	5.370%	04/01/20	$46,099	$—	$46,099
2,145,966	1,120,609	Receive	JPM	7.860%	07/21/21	79,463	—	79,463
1,169,919	611,243	Receive	HSB	7.850%	02/23/22	1,468,097	—	1,468,097

						$1,593,659	$—	$1,593,659

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	JPM	Pay	10.554%	01/02/15	BRL 33,820,792	$74,560	$—	$74,560
Brazil CETIP Interbank	JPM	Pay	11.443%	01/02/17	28,682,428	102,821	—	102,821
6-Month PLN-WIBOR	HSB	Receive	3.356%	12/12/17	PLN 6,880,000	5,292	—	5,292
6-Month PLN-WIBOR	HSB	Pay	3.430%	12/12/17	60,000,000	192,259	—	192,259
6-Month PLN-WIBOR	HSB	Receive	3.620%	12/12/17	13,000,000	(41,460)	—	(41,460)
6-Month CLP-CLICP	CIT	Pay	2.010%	05/20/18	CLP 5,556,830,000	148,729	—	148,729
6-Month CLP-CLICP	CIT	Receive	4.700%	05/20/18	5,556,830,000	(39,301)	—	(39,301)
1-Month MXN Interbank TIIE	CIT	Receive	5.400%	07/13/18	MXN 27,220,000	(14,443)	—	(14,443)
1-Month MXN Interbank TIIE	JPM	Receive	5.410%	07/13/18	39,995,000	(40,175)	—	(40,175)
1-Month MXN Interbank TIIE	CIT	Receive	5.440%	07/17/18	13,850,000	(8,814)	—	(8,814)
1-Month MXN Interbank TIIE	JPM	Receive	5.445%	07/17/18	10,380,000	(6,780)	—	(6,780)
1-Month MXN Interbank TIIE	CIT	Receive	5.395%	07/18/18	13,870,000	(6,634)	—	(6,634)
3-Month KRW-KWCDC	JPM	Receive	3.260%	08/19/18	KRW 351,239,000	(3,418)	—	(3,418)
3-Month KRW-KWCDC	GSC	Receive	3.263%	08/19/18	1,053,717,000	(10,406)	—	(10,406)
3-Month KRW-KWCDC	CIT	Receive	3.300%	08/20/18	1,462,044,000	(16,733)	—	(16,733)
3-Month KRW-KWCDC	CIT	Receive	3.263%	08/22/18	6,026,889,001	(58,959)	—	(58,959)
3-Month NZD Bank Bills	JPM	Pay	4.125%	02/25/23	NZD 1,422,000	(43,147)	—	(43,147)
3-Month NZD Bank Bills	JPM	Pay	4.140%	02/25/23	1,015,000	(61,815)	—	(61,815)
3-Month NZD Bank Bills	JPM	Pay	4.060%	06/04/23	1,620,000	(67,271)	—	(67,271)
3-Month NZD Bank Bills	CIT	Pay	4.073%	06/05/23	950,000	(38,932)	—	(38,932)
6-Month AUD Bank Bills	CIT	Pay	4.310%	07/04/23	AUD 749,000	2,208	—	2,208
6-Month AUD Bank Bills	CIT	Pay	4.320%	07/04/23	763,000	2,849	—	2,849
1-Month MXN Interbank TIIE	CIT	Pay	6.380%	07/07/23	MXN 15,630,000	(16,065)	—	(16,065)
1-Month MXN Interbank TIIE	JPM	Pay	6.390%	07/07/23	22,570,000	(21,892)	—	(21,892)
1-Month MXN Interbank TIIE	CIT	Pay	6.404%	07/11/23	7,940,000	(7,331)	—	(7,331)
1-Month MXN Interbank TIIE	JPM	Pay	6.410%	07/11/23	5,880,000	(5,226)	—	(5,226)
1-Month MXN Interbank TIIE	CIT	Pay	6.360%	07/12/23	7,950,000	(9,433)	—	(9,433)
6-Month AUD Bank Bills	CIT	Pay	4.295%	07/15/23	AUD 4,804,000	7,205	—	7,205
6-Month AUD Bank Bills	CIT	Pay	4.459%	08/22/23	7,933,000	97,042	—	97,042
6-Month AUD Bank Bills	CIT	Pay	4.510%	08/26/23	3,104,000	49,575	—	49,575

						$164,305	$—	$164,305

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	12/05/13	GTQ 2,350,000	$3,630	$—	$3,630

				Number Of Contracts
KOSPI 200 Index Futures (12/13)	NA	CIT	12/12/13	7	(7,130)	—	(7,130)
WIG 20 Index Futures (12/13)	NA	JPM	12/20/13	239	(3,548)	—	(3,548)

					($7,048)	$—	($7,048)

Total Swap Agreements					$5,982,132	$4,255,289	$1,726,843

(k)	As of September 30, 2013, investments with a total aggregate value of $3,916,946 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,886,647	$—	$2,886,647	$—
	Mortgage-Backed Securities	3,294,094	—	3,294,094	—
	Foreign Government Bonds & Notes	87,051,109	—	87,051,109	—
	Short-Term Investments	100,041,548	39,430,168	60,611,380	—
	Derivatives:
	Credit Contracts
	Swaps	6,373,040	—	6,373,040	—
	Equity Contracts
	Futures	94,944	94,944	—	—
	Purchased Options	229,020	—	229,020	—

	Total Equity Contracts	323,964	94,944	229,020	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	808,398	—	808,398	—
	Purchased Options	75,640	—	75,640	—
	Swaps	1,593,659	—	1,593,659	—

	Total Foreign Currency Contracts	2,477,697	—	2,477,697	—

	Interest Rate Contracts
	Swaps	686,170	—	682,540	3,630

	Total Assets - Derivatives	9,860,871	94,944	9,762,297	3,630

	Total Assets	203,134,269	39,525,112	163,605,527	3,630

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(15,879,390)	—	(15,879,390)	—
	Derivatives:
	Credit Contracts
	Swaps	(2,141,824)	—	(2,141,824)	—
	Equity Contracts
	Futures	(67)	(67)	—	—
	Swaps	(10,678)	—	(10,678)	—

	Total Equity Contracts	(10,745)	(67)	(10,678)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,891,394)	—	(3,891,394)	—
	Written Options	(489,982)	—	(489,982)	—

	Total Foreign Currency Contracts	(4,381,376)	—	(4,381,376)	—

	Interest Rate Contracts
	Futures	(889,298)	(889,298)	—	—
	Swaps	(518,235)	—	(518,235)	—

	Total Interest Rate Contracts	(1,407,533)	(889,298)	(518,235)	—

	Total Liabilities - Derivatives	(7,941,478)	(889,365)	(7,052,113)	—

	Total Liabilities	(23,820,868)	(889,365)	(22,931,503)	—

	Total	$179,313,401	$38,635,747	$140,674,024	$3,630

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.1%

Australia - 5.9%

Gryphon Minerals Ltd *	270,410	$36,943
Newcrest Mining Ltd	252,191	2,755,056
Perseus Mining Ltd *	600,274	317,399
Regis Resources Ltd *	400,745	1,504,150
Troy Resources Ltd *	79,274	113,040

		4,726,588

Bermuda - 0.8%

Continental Gold Ltd *	170,150	616,144

Canada - 64.8%

Agnico Eagle Mines Ltd	117,780	3,117,637
Alamos Gold Inc	231,583	3,597,231
Aureus Mining Inc *	190,931	108,327
AuRico Gold Inc	155,000	591,379
B2Gold Corp *	560,000	1,397,214
Barrick Gold Corp	121,643	2,264,993
Centerra Gold Inc	220,938	1,033,854
Detour Gold Corp *	240,451	2,037,898
Eldorado Gold Corp	628,601	4,241,325
First Quantum Minerals Ltd	27,489	511,858
Franco-Nevada Corp	74,553	3,382,226
Goldcorp Inc	295,804	7,693,862
IAMGOLD Corp	220,437	1,052,910
Kinross Gold Corp	720,932	3,632,481
MAG Silver Corp *	67,430	398,014
New Gold Inc *	260,557	1,553,148
Osisko Mining Corp *	700,767	3,544,484
Platinum Group Metals Ltd *	344,000	347,323
Pretium Resources Inc *	20,486	141,406
Rio Alto Mining Ltd *	200,710	401,401
SEMAFO Inc	220,249	530,283
Silver Wheaton Corp	93,754	2,322,287
Tahoe Resources Inc *	119,063	2,143,030
Timmins Gold Corp *	62,050	104,817
Torex Gold Resources Inc *	480,392	620,282
Yamana Gold Inc	521,495	5,422,272

		52,191,942

Peru - 0.4%

Cia de Minas Buenaventura SA ADR	31,754	371,839

South Africa - 1.2%

AngloGold Ashanti Ltd ADR	36,457	484,149
Impala Platinum Holdings Ltd	36,972	454,848

		938,997

United Kingdom - 13.3%

Fresnillo PLC	165,285	2,606,714
Hochschild Mining PLC	72,124	211,768
Randgold Resources Ltd ADR	111,085	7,945,910

		10,764,392

United States - 5.7%

Newmont Mining Corp	60,921	1,711,880
Royal Gold Inc	58,717	2,857,169

		4,569,049

Total Common Stocks (Cost $101,400,708)		74,178,951

	Shares	Value
SHORT-TERM INVESTMENT - 8.6%

Money Market Fund - 8.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,921,040	$6,921,040

Total Short-Term Investment (Cost $6,921,040)		6,921,040

TOTAL INVESTMENT - 100.7% (Cost $108,321,748)		81,099,991

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(552,733)

NET ASSETS - 100.0%		$80,547,258

Notes to Schedule of Investments

(a)	As of September 30, 2013, the fund was diversified by precious metals sector as a percentage of net assets as follows:

Gold	80.5%
Precious Metals & Minerals	10.5%
Other (each less than 3.0%)	1.1%

	92.1%
Short-Term Investment	8.6%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	As of September 30, 2013, the fund was diversified by geographical region as a percentage of net assets as follows:

Canada	64.8%
United States	14.3%
United Kingdom	13.3%
Australia	5.9%
Others (each less than 3.0%)	2.4%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$4,726,588	$—	$4,726,588	$—
	Bermuda	616,144	616,144	—	—
	Canada	52,191,942	52,083,615	108,327	—
	Peru	371,839	371,839	—	—
	South Africa	938,997	484,149	454,848	—
	United Kingdom	10,764,392	7,945,910	2,818,482	—
	United States	4,569,049	4,569,049	—	—

		74,178,951	66,070,706	8,108,245	—
	Short-Term Investment	6,921,040	6,921,040	—	—

	Total	$81,099,991	$72,991,746	$8,108,245	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-77

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2013. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2013.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board’).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, swap contracts and/or forward foreign currency contracts, if any, as of September 30, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the fund as of September 30, 2013 were less than one share.

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNY	Bank of New York Mellon
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Group

Notes:

The countries listed in the Schedules of Investments are based on country of incorporation.

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2013 (Unaudited)

	PL Floating Rate Loan Fund	PL Inflation Managed Fund	PL Managed Bond Fund	PL Short Duration Bond Fund	PL Emerging Markets Debt Fund	PL Comstock Fund
ASSETS
Investments and repurchase agreements, at cost	$119,072,310	$179,430,175	$756,374,536	$229,100,592	$109,784,522	$194,566,618

Investments, at value	$119,678,321	$175,362,139	$728,445,098	$229,542,392	$108,106,123	$278,002,370
Repurchase agreements, at value	—	400,000	30,100,000	—	—	—
Cash (1)	—	45,000	1,287,000	—	—	—
Foreign currency held, at value (2)	—	100,317	1,006,304	—	656,082	—
Receivables:
Dividends and interest	846,719	471,358	1,941,697	1,254,966	1,712,427	404,291
Fund shares sold	124,839	629,357	38,468	—	765,075	—
Securities sold	1,366,772	—	137,544,959	599,927	81,992	662,964
Securities sold short	—	—	1,027,188	—	—	—
Foreign tax reclaim	—	—	—	—	—	22,383
Due from adviser	13,414	14,263	51,788	22,234	11,676	12,443
Forward foreign currency contracts appreciation	—	123,155	80,568	18,885	414,751	—
Unfunded loan commitment appreciation	2,061	—	—	—	—	—
Prepaid expenses and other assets	521	1,101	2,783	1,008	465	964
Swap contracts, at value	—	191,292	4,274,427	—	1,120,089	—
Total Assets	122,032,647	177,337,982	905,800,280	231,439,412	112,868,680	279,105,415

LIABILITIES
Payables:
Fund shares redeemed	—	—	21,105	—	—	84,419
Securities purchased	4,497,281	529,114	307,067,879	772,500	265,281	599,219
Securities sold short, at value (Proceeds $1,027,188)	—	—	1,048,906	—	—	—
Swap agreements	—	22,694	25,631	—	—	—
Variation margin	—	5,066	3,183,676	1,875	—	—
Sale-buyback financing transactions	—	5,174,583	—	—	—	—
Due to brokers (3)	—	129,000	2,077,200	—	—	—
Accrued advisory fees	62,778	53,836	192,090	75,831	69,271	168,723
Accrued administration fees	14,487	20,188	72,034	28,437	13,236	34,433
Accrued support service expenses	8,343	12,202	43,190	17,282	6,555	20,261
Accrued custodian fees and expenses	14,793	12,980	36,527	11,799	21,496	5,657
Accrued transfer agency out-of-pocket expenses	4,007	5,457	20,343	8,301	3,149	9,733
Accrued legal, audit and tax service fees	9,549	13,783	49,370	19,654	7,125	22,568
Accrued trustees’ fees and expenses and deferred compensation	288	1,691	7,910	771	58	2,593
Accrued other	8,475	7,945	36,950	17,045	14,735	10,921
Forward foreign currency contracts depreciation	—	322,284	647,218	—	524,049	649,145
Outstanding options written, at value (premiums received $218,664 and $302,849)	—	86,589	286,273	—	—	—
Swap contracts, at value	—	722,901	718,443	—	45,665	—
Total Liabilities	4,620,001	7,120,313	315,534,745	953,495	970,620	1,607,672
NET ASSETS	$117,412,646	$170,217,669	$590,265,535	$230,485,917	$111,898,060	$277,497,743

NET ASSETS CONSIST OF:
Paid-in capital	$112,460,999	$176,959,858	$581,485,604	$228,809,562	$112,782,446	$207,293,339
Undistributed net investment income	3,487,536	949,472	5,038,820	2,204,460	3,219,409	3,236,504
Undistributed/accumulated net realized gain (loss)	856,039	(3,304,537)	(167,302)	(878,214)	(2,106,878)	(15,819,275)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	608,072	(4,387,124)	3,908,413	350,109	(1,996,917)	82,787,175
NET ASSETS	$117,412,646	$170,217,669	$590,265,535	$230,485,917	$111,898,060	$277,497,743

Class P Shares:
Shares of beneficial interest outstanding	11,309,893	18,852,207	54,262,721	22,813,347	11,279,278	17,611,810
Net Asset Value per share	$10.38	$9.03	$10.88	$10.10	$9.92	$15.76

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the PL Inflation Managed and PL Managed Bond Funds of $45,000 and $1,287,000, respectively.
(2)	The cost of foreign currency for the PL Inflation Managed, PL Managed Bond and PL Emerging Markets Debt Funds was $99,246, $1,008,854 and $652,090, respectively.
(3)	The PL Inflation Managed and PL Managed Bond Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparties. The Funds invest such cash collateral in investments securities. (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2013 (Unaudited)

	PL Growth Fund	PL Large-Cap Growth Fund	PL Large-Cap Value Fund	PL Main Street Core Fund	PL Mid-Cap Equity Fund	PL Mid-Cap Growth Fund
ASSETS
Investments, at cost	$64,811,799	$135,953,075	$226,591,201	$171,978,854	$129,966,530	$59,404,433

Investments, at value	$76,394,654	$160,243,149	$343,340,859	$233,313,140	$153,939,750	$78,726,362
Foreign currency held, at value (1)	—	405	—	—	—	6,845
Receivables:
Dividends and interest	59,573	72,508	651,909	147,433	197,884	36,232
Fund shares sold	802,140	—	—	—	—	285,204
Securities sold	236,506	2,511,993	—	—	—	—
Foreign tax reclaim	1,896	—	19,687	4,561	672	3,845
Due from adviser	804	780	18,325	9,934	1,772	681
Prepaid expenses and other assets	1,313	1,209	1,449	1,351	557	298
Total Assets	77,496,886	162,830,044	344,032,229	233,476,419	154,140,635	79,059,467

LIABILITIES
Payables:
Fund shares redeemed	42,210	63,315	105,524	94,972	68,591	36,933
Securities purchased	745,612	3,460,737	—	902,899	316,905	—
Foreign currency due to custodian (1)	—	—	—	91,596	—	—
Accrued advisory fees	31,959	90,708	183,915	85,417	81,571	43,872
Accrued administration fees	8,716	19,300	42,442	28,472	18,824	9,401
Accrued support service expenses	3,575	10,726	24,726	16,090	10,726	4,768
Accrued custodian fees and expenses	13,053	16,889	5,799	4,414	7,715	14,666
Accrued transfer agency out-of-pocket expenses	1,718	5,152	11,742	7,729	5,152	2,290
Accrued legal, audit and tax service fees	4,091	12,276	28,030	19,156	12,028	5,456
Accrued trustees’ fees and expenses and deferred compensation	2,446	6,116	4,366	648	411	2,569
Accrued other	3,873	6,038	12,750	8,156	5,652	2,760
Total Liabilities	857,253	3,691,257	419,294	1,259,549	527,575	122,715
NET ASSETS	$76,639,633	$159,138,787	$343,612,935	$232,216,870	$153,613,060	$78,936,752

NET ASSETS CONSIST OF:
Paid-in capital	$65,949,424	$101,807,827	$233,606,875	$174,439,142	$117,599,472	$55,827,355
Undistributed net investment income	669,062	315,996	3,991,101	1,693,865	882,939	52,713
Undistributed/accumulated net realized gain (loss)	(1,562,018)	32,724,668	(10,734,699)	(5,250,381)	11,157,428	3,734,720
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	11,583,165	24,290,296	116,749,658	61,334,244	23,973,221	19,321,964
NET ASSETS	$76,639,633	$159,138,787	$343,612,935	$232,216,870	$153,613,060	$78,936,752

Class P Shares:
Shares of beneficial interest outstanding	4,858,041	13,589,624	22,769,148	17,317,180	12,454,556	7,875,310
Net Asset Value per share	$15.78	$11.71	$15.09	$13.41	$12.33	$10.02

(1)	The cost of foreign currency for the PL Large-Cap Growth, PL Main Street Core and PL Mid-Cap Growth Funds was $398, ($91,596) and $6,860.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2013 (Unaudited)

	PL Small-Cap Growth Fund	PL Small-Cap Value Fund	PL Real Estate Fund	PL Emerging Markets Fund	PL International Large-Cap Fund	PL International Value Fund
ASSETS
Investments, at cost	$42,317,684	$104,464,632	$43,202,976	$110,470,808	$160,645,988	$137,798,549

Investments, at value	$57,401,753	$136,390,368	$61,474,693	$138,003,426	$228,496,409	$170,692,665
Foreign currency held, at value (1)	—	—	—	339,677	59,898	487,222
Receivables:
Dividends and interest	27,588	172,960	161,427	181,095	467,989	528,985
Fund shares sold	—	—	98,528	340,532	—	—
Securities sold	821,201	—	42,368	330,756	313,216	1,656,863
Foreign tax reclaim	—	—	—	4,507	340,973	112,502
Due from adviser	489	1,467	718	49,923	22,240	19,571
Forward foreign currency contracts appreciation	—	—	—	—	—	798,735
Prepaid expenses and other assets	212	530	309	460	920	700
Total Assets	58,251,243	136,565,325	61,778,043	139,250,376	229,701,645	174,297,243

LIABILITIES
Payables:
Fund shares redeemed	36,933	84,419	42,210	73,867	94,972	68,591
Securities purchased	467,617	1,130,881	460,246	382,285	532,387	1,194,039
Accrued advisory fees	28,097	82,616	44,656	87,638	157,220	90,713
Accrued administration fees	7,024	16,523	7,443	16,432	27,745	20,934
Accrued support service expenses	3,868	9,534	4,465	8,636	15,191	11,323
Accrued custodian fees and expenses	7,087	3,726	5,844	182,711	44,758	44,625
Accrued transfer agency out-of-pocket expenses	1,724	4,580	2,010	4,014	7,162	5,439
Accrued legal, audit and tax service fees	4,284	10,788	5,090	9,741	17,243	12,958
Accrued trustees’ fees and expenses and deferred compensation	1,604	85	149	326	1,972	2,947
Accrued foreign capital gains tax	—	—	—	49,577	—	—
Accrued other	3,283	6,320	2,483	14,248	12,317	7,233
Forward foreign currency contracts depreciation	—	—	—	—	—	558,720
Total Liabilities	561,521	1,349,472	574,596	829,475	910,967	2,017,522
NET ASSETS	$57,689,722	$135,215,853	$61,203,447	$138,420,901	$228,790,678	$172,279,721

NET ASSETS CONSIST OF:
Paid-in capital	$42,396,347	$96,398,294	$50,350,026	$110,650,036	$172,153,365	$190,323,349
Undistributed net investment income	17,433	1,592,284	590,714	474,423	3,392,826	3,188,840
Undistributed/accumulated net realized gain (loss)	191,873	5,299,441	(8,009,010)	(196,101)	(14,618,180)	(54,379,912)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	15,084,069	31,925,834	18,271,717	27,492,543	67,862,667	33,147,444
NET ASSETS	$57,689,722	$135,215,853	$61,203,447	$138,420,901	$228,790,678	$172,279,721

Class P Shares:
Shares of beneficial interest outstanding	3,794,626	10,266,306	4,646,605	9,310,100	12,792,038	16,890,190
Net Asset Value per share	$15.20	$13.17	$13.17	$14.87	$17.89	$10.20

(1)	The cost of foreign currency for the PL Emerging Markets, PL International Large-Cap and PL International Value Funds was $333,516, $59,310 and $484,207 respectively.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2013 (Unaudited)

	PL Currency Strategies Fund	PL Global Absolute Return Fund	PL Precious Metals Fund
ASSETS
Investments and repurchase agreements, at cost	$124,761,498	$197,659,989	$108,321,748

Investments, at value	$127,016,654	$176,742,824	$81,099,991
Repurchase agreements, at value	—	16,835,234	—
Cash (1)	1,230,000	361,340	—
Foreign currency held, at value (2)	83,823	453,209	115,189
Receivables:
Dividends and interest	294,891	2,174,993	27,953
Fund shares sold	—	275,834	—
Securities sold	—	690,781	149,492
Variation margin	—	484,618	—
Foreign tax reclaim	—	3,237	46,076
Due from adviser	6,129	9,456	6,630
Forward foreign currency contracts appreciation	1,318,641	808,398	—
Prepaid expenses and other assets	2,594	10,773	404
Swap contracts, at value	—	8,652,869	—
Total Assets	129,952,732	207,503,566	81,445,735

LIABILITIES
Payables:
Fund shares redeemed	42,210	52,762	42,210
Securities purchased	—	857,658	748,353
Securities sold short, at value (proceeds $15,776,807)	—	15,879,390	—
Swap agreements	—	6,008	—
Due to broker (3)	—	1,960,284	—
Accrued advisory fees	68,127	118,118	47,422
Accrued administration fees	15,722	22,147	10,461
Accrued support service expenses	9,535	13,111	4,768
Accrued custodian fees and expenses	11,287	58,181	16,378
Accrued transfer agency out-of-pocket expenses	4,580	6,297	2,290
Accrued legal, audit and tax service fees	10,288	14,628	5,203
Accrued trustees’ fees and expenses and deferred compensation	84	116	42
Accrued interest	—	329,136	—
Accrued other	4,915	9,107	21,350
Forward foreign currency contracts depreciation	5,887,602	3,891,394	—
Outstanding options written, at value (premiums received $196,345)	—	489,982	—
Swap contracts, at value	—	2,670,737	—
Total Liabilities	6,054,350	26,379,056	898,477
NET ASSETS	$123,898,382	$181,124,510	$80,547,258

NET ASSETS CONSIST OF:
Paid-in capital	$121,637,014	$186,510,351	$110,896,198
Undistributed net investment income	4,561,303	4,689,508	167,803
Undistributed/accumulated net realized gain (loss)	7,174	(3,439,438)	(3,298,034)
Net unrealized depreciation on investments and assets and liabilities in foreign currencies	(2,307,109)	(6,635,911)	(27,218,709)
NET ASSETS	$123,898,382	$181,124,510	$80,547,258

Class P Shares:
Shares of beneficial interest outstanding	12,135,336	18,625,345	13,232,528
Net Asset Value per share	$10.21	$9.72	$6.09

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedule of Investments) in the PL Currency Strategies Fund of $1,230,000.
(2)	The cost of foreign currency for the PL Currency Strategies, PL Global Absolute Return and PL Precious Metals Funds was $83,719, $456,236 and $112,772 respectively.
(3)	The PL Global Absolute Return Fund received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparties. The Fund invests such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

	PL Floating Rate Loan Fund	PL Inflation Managed Fund	PL Managed Bond Fund	PL Short Duration Bond Fund	PL Emerging Markets Debt Fund	PL Comstock Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$365	$35	$6,308	$556	$252	$2,868,954
Interest, net of foreign taxes withheld	2,751,800	2,419,307	4,314,513	2,209,515	2,712,702	—
Other	13,707	—	—	—	—	—
Total Investment Income	2,765,872	2,419,342	4,320,821	2,210,071	2,712,954	2,868,954

EXPENSES
Advisory fees	436,921	321,659	1,170,354	465,633	367,390	1,037,521
Administration fees	87,384	120,622	438,883	174,612	70,202	207,504
Support services expenses	9,648	14,382	50,254	19,998	7,664	23,259
Custodian fees and expenses	15,999	13,402	36,135	11,967	21,787	4,821
Shareholder report expenses	2,019	2,874	10,345	4,170	1,586	4,863
Transfer agency out-of-pocket expenses	8,169	11,965	42,343	16,890	6,452	19,677
Registration fees	1,703	2,437	8,771	3,521	1,345	4,100
Legal, audit and tax service fees	8,397	12,083	43,234	17,430	6,561	20,577
Trustees’ fees and expenses	1,906	2,806	9,889	3,954	1,473	4,639
Interest expense	—	5,042	4,002	—	—	—
Other	25,454	19,451	72,823	38,628	20,206	10,703
Total Expenses	597,600	526,723	1,887,033	756,803	504,666	1,337,664
Advisory Fee Waiver (1)	(58,256)	—	—	—	—	(20,750)
Adviser Reimbursement (2)	(73,295)	(79,400)	(273,794)	(116,557)	(67,095)	(92,639)
Net Expenses	466,049	447,323	1,613,239	640,246	437,571	1,224,275
NET INVESTMENT INCOME	2,299,823	1,972,019	2,707,582	1,569,825	2,275,383	1,644,679

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	313,125	(1,457,821)	751,770	(467,289)	(3,146,956)	6,314,701
Closed short positions	—	5,383	2,469	—	1,000	—
Futures contracts and swap transactions	—	(452,466)	(1,622,350)	1,675	(30,842)	—
Written option transactions	—	163,756	461,284	—	—	—
Foreign currency transactions	—	(204,528)	(1,240,884)	(25,628)	(43,050)	(838,295)
Net Realized Gain (Loss)	313,125	(1,945,676)	(1,647,711)	(491,242)	(3,219,848)	5,476,406

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(1,013,869)	(10,956,450)	(14,045,395)	(1,415,335)	(3,893,756)	18,187,517
Unfunded loan commitments	2,061	—	—	—	—	—
Short positions	—	—	(21,718)	—	—	—
Futures contracts and swaps	—	(598,568)	1,907,420	(96,371)	(202,192)	—
Written options	—	(17,247)	(106,874)	—	—	—
Foreign currencies	—	(270,588)	(1,132,592)	24,012	(152,119)	(601,734)
Change in Net Unrealized Appreciation (Depreciation)	(1,011,808)	(11,842,853)	(13,399,159)	(1,487,694)	(4,248,067)	17,585,783
NET GAIN (LOSS)	(698,683)	(13,788,529)	(15,046,870)	(1,978,936)	(7,467,915)	23,062,189
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,601,140	($11,816,510)	($12,339,288)	($409,111)	($5,192,532)	$24,706,868

Foreign taxes withheld on dividends and interest	$—	$3,451	$—	$—	$23,657	$66,637

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

	PL Growth Fund	PL Large-Cap Growth Fund	PL Large-Cap Value Fund	PL Main Street Core Fund	PL Mid-Cap Equity Fund	PL Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$278,047	$637,090	$4,043,150	$1,854,779	$1,206,151	$247,294
Interest, net of foreign taxes withheld	408	—	—	—	—	—
Total Investment Income	278,455	637,090	4,043,150	1,854,779	1,206,151	247,294

EXPENSES
Advisory fees	151,576	560,983	1,104,210	503,232	474,746	236,017
Administration fees	41,339	112,197	254,818	167,744	109,557	50,575
Support services expenses	4,146	12,420	28,641	19,020	12,331	5,530
Custodian fees and expenses	15,944	12,485	6,551	5,983	5,025	16,934
Shareholder report expenses	865	2,583	5,936	3,867	2,583	1,154
Transfer agency out-of-pocket expenses	3,501	10,503	24,163	15,953	10,438	4,668
Registration fees	730	2,191	5,019	3,329	2,176	974
Legal, audit and tax service fees	3,598	10,797	24,881	15,973	10,870	4,798
Trustees’ fees and expenses	817	2,452	5,661	3,678	2,452	1,088
Other	8,379	12,109	12,155	9,156	7,289	4,339
Total Expenses	230,895	738,720	1,472,035	747,935	637,467	326,077
Advisory Fee Waiver (1)	—	(60,530)	—	—	—	—
Adviser Reimbursement (2)	(37,981)	(65,540)	(113,007)	(76,959)	(53,164)	(39,486)
Net Expenses	192,914	612,650	1,359,028	670,976	584,303	286,591
NET INVESTMENT INCOME (LOSS)	85,541	24,440	2,684,122	1,183,803	621,848	(39,297)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	7,127,441	14,951,543	1,851,531	11,018,286	3,004,498	3,941,021
Futures contracts transactions	—	57,756	—	—	—	—
Foreign currency transactions	(17,299)	199	(1,736)	(539)	—	(2,312)
Net Realized Gain	7,110,142	15,009,498	1,849,795	11,017,747	3,004,498	3,938,709

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(206,074)	2,798,089	21,713,509	8,871,351	13,037,414	6,607,250
Futures contracts	—	(35,842)	—	—	—	—
Foreign currencies	9,952	222	—	(42)	—	451
Change in Net Unrealized Appreciation (Depreciation)	(196,122)	2,762,469	21,713,509	8,871,309	13,037,414	6,607,701
NET GAIN	6,914,020	17,771,967	23,563,304	19,889,056	16,041,912	10,546,410
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,999,561	$17,796,407	$26,247,426	$21,072,859	$16,663,760	$10,507,113

Foreign taxes withheld on dividends and interest	$3,753	$764	$88,759	$40,019	$3,045	$15,091

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

	PL Small-Cap Growth Fund	PL Small-Cap Value Fund	PL Real Estate Fund	PL Emerging Markets Fund	PL International Large-Cap Fund	PL International Value Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$130,421	$1,553,331	$705,649	$1,325,046	$3,249,954	$3,259,012
Interest, net of foreign taxes withheld	—	—	—	16	2,811	38
Total Investment Income	130,421	1,553,331	705,649	1,325,062	3,252,765	3,259,050

EXPENSES
Advisory fees	160,330	485,473	276,454	482,852	904,701	520,409
Administration fees	40,083	97,095	46,076	90,535	159,653	120,095
Support services expenses	4,443	10,913	5,222	9,962	17,731	13,165
Custodian fees and expenses	7,945	5,430	6,068	203,784	40,607	42,705
Shareholder report expenses	914	2,281	1,046	2,068	3,628	2,714
Transfer agency out-of-pocket expenses	3,773	9,304	4,388	8,440	14,860	11,088
Registration fees	767	1,940	896	1,740	3,079	2,312
Legal, audit and tax service fees	3,852	9,633	4,416	8,651	15,248	11,396
Trustees’ fees and expenses	887	2,177	1,024	1,974	3,487	2,593
Other	6,160	8,866	3,409	29,381	19,166	17,480
Total Expenses	229,154	633,112	348,999	839,387	1,182,160	743,957
Adviser Reimbursement (1)	(28,741)	(50,544)	(26,469)	(266,001)	(117,805)	(103,453)
Net Expenses	200,413	582,568	322,530	573,386	1,064,355	640,504
NET INVESTMENT INCOME (LOSS)	(69,992)	970,763	383,119	751,676	2,188,410	2,618,546

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	3,256,099	5,631,942	845,294	955,311	968,474	3,794,221
Futures contracts transactions	—	—	—	—	—	182,246
Foreign currency transactions	—	(4,832)	—	(85,261)	(15,890)	(834,390)
Net Realized Gain	3,256,099	5,627,110	845,294	870,050	952,584	3,142,077

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (2)	4,091,117	3,897,258	(3,517,026)	4,428,909	14,702,158	12,752,274
Foreign currencies	—	(94)	—	21,194	16,386	(142,075)
Change in Net Unrealized Appreciation (Depreciation)	4,091,117	3,897,164	(3,517,026)	4,450,103	14,718,544	12,610,199
NET GAIN (LOSS)	7,347,216	9,524,274	(2,671,732)	5,320,153	15,671,128	15,752,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,277,224	$10,495,037	($2,288,613)	$6,071,829	$17,859,538	$18,370,822

Foreign taxes withheld on dividends and interest	$—	$10,304	$1,279	$110,553	$396,836	$450,004

(1)	See Note 7B in Notes to Financial Statements.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PL Emerging Markets Fund was net of decrease in deferred foreign capital gains tax of $16,996.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2013 (Unaudited)

	PL Currency Strategies Fund	PL Global Absolute Return Fund	PL Precious Metals Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,058	$20,559	$432,437
Interest, net of foreign taxes withheld	113,023	4,005,913	—
Total Investment Income	115,081	4,026,472	432,437

EXPENSES
Advisory fees	421,229	720,036	269,343
Administration fees	97,207	135,007	53,869
Support services expenses	10,325	14,323	5,295
Custodian fees and expenses	10,915	49,309	17,497
Shareholder report expenses	2,281	3,146	1,154
Transfer agency out-of-pocket expenses	9,304	12,871	4,734
Registration fees	1,940	2,685	988
Legal, audit and tax service fees	9,633	13,159	4,725
Trustees’ fees and expenses	2,096	2,888	1,054
Offering expenses	23,151	23,151	23,151
Interest expense	—	181,906	—
Other	4,055	10,328	6,759
Total Expenses	592,136	1,168,809	388,569
Advisory Fee Waiver (1)	—	—	(25,139)
Adviser Reimbursement (2)	(41,298)	(86,856)	(47,400)
Net Expenses	550,838	1,081,953	316,030
NET INVESTMENT INCOME (LOSS)	(435,757)	2,944,519	116,407

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(3,261)	(151,826)	(3,181,599)
Closed short positions	—	30,927	—
Futures contracts and swap transactions	—	(1,674,331)	—
Foreign currency transactions	10,435	(1,779,344)	(9,552)
Net Realized Gain (Loss)	7,174	(3,574,574)	(3,191,151)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	2,414,251	(2,851,542)	(14,986,989)
Short positions	—	(394,198)	—
Futures contracts and swaps	—	889,481	—
Written options	—	(293,637)	—
Foreign currencies	(3,391,385)	(5,103,971)	2,922
Change in Net Unrealized Depreciation	(977,134)	(7,753,867)	(14,984,067)
NET LOSS	(969,960)	(11,328,441)	(18,175,218)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,405,717)	($8,383,922)	($18,058,811)

Foreign taxes withheld on dividends and interest	$624	$51,290	$77,695

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	PL Floating Rate Loan Fund		PL Inflation Managed Fund		PL Managed Bond Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income	$2,299,823	$4,673,447	$1,972,019	$3,945,781	$2,707,582	$9,497,588
Net realized gain (loss)	313,125	844,658	(1,945,676)	14,093,538	(1,647,711)	15,381,646
Change in net unrealized appreciation (depreciation)	(1,011,808)	745,495	(11,842,853)	(1,318,475)	(13,399,159)	10,869,646
Net Increase (Decrease) in Net Assets Resulting from Operations	1,601,140	6,263,600	(11,816,510)	16,720,844	(12,339,288)	35,748,880
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(4,684,073)	—	(6,518,650)	—	(16,389,453)
Net realized gains
Class P	—	(282,067)	—	(16,271,162)	—	(7,038,055)
Net Decrease from Dividends and Distributions to Shareholders	—	(4,966,140)	—	(22,789,812)	—	(23,427,508)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	8,760,949	19,616,078	22,420,815	52,603,023	53,311,262	129,140,864
Dividends and distributions reinvestments
Class P	—	4,966,140	—	22,789,812	—	23,427,508
Cost of shares repurchased
Class P	(3,153,776)	(27,763,381)	(4,667,942)	(192,998,689)	(15,991,704)	(85,819,252)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,607,173	(3,181,163)	17,752,873	(117,605,854)	37,319,558	66,749,120
NET INCREASE (DECREASE) IN NET ASSETS	7,208,313	(1,883,703)	5,936,363	(123,674,822)	24,980,270	79,070,492
NET ASSETS
Beginning of Year or Period	110,204,333	112,088,036	164,281,306	287,956,128	565,285,265	486,214,773
End of Year or Period	$117,412,646	$110,204,333	$170,217,669	$164,281,306	$590,265,535	$565,285,265
Undistributed/Accumulated Net Investment Income (Loss)	$3,487,536	$1,187,713	$949,472	($1,022,547)	$5,038,820	$2,331,238

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Short Duration Bond Fund		PL Emerging Markets Debt Fund (1)		PL Comstock Fund
	Six-Month Period Ended September 30, 2013 (2)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (2)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (2)	Year Ended March 31, 2013
OPERATIONS
Net investment income	$1,569,825	$2,230,746	$2,275,383	$2,930,648	$1,644,679	$3,652,061
Net realized gain (loss)	(491,242)	546,811	(3,219,848)	1,366,807	5,476,406	6,029,582
Change in net unrealized appreciation (depreciation)	(1,487,694)	1,051,807	(4,248,067)	2,251,150	17,585,783	31,546,960
Net Increase (Decrease) in Net Assets Resulting from Operations	(409,111)	3,829,364	(5,192,532)	6,548,605	24,706,868	41,228,603
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(2,806,146)	—	(2,042,727)	—	(2,925,820)
Net realized gains
Class P	—	(46,248)	—	(197,732)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(2,852,394)	—	(2,240,459)	—	(2,925,820)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	16,390,915	96,093,274	33,815,230	90,381,544	—	61,091,927
Dividends and distributions reinvestments
Class P	—	2,852,394	—	2,240,459	—	2,925,820
Cost of shares repurchased
Class P	(9,096,585)	(31,689,788)	(2,570,475)	(11,084,312)	(8,880,511)	(47,978,778)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,294,330	67,255,880	31,244,755	81,537,691	(8,880,511)	16,038,969
NET INCREASE IN NET ASSETS	6,885,219	68,232,850	26,052,223	85,845,837	15,826,357	54,341,752
NET ASSETS
Beginning of Year or Period	223,600,698	155,367,848	85,845,837	—	261,671,386	207,329,634
End of Year or Period	$230,485,917	$223,600,698	$111,898,060	$85,845,837	$277,497,743	$261,671,386
Undistributed Net Investment Income	$2,204,460	$634,635	$3,219,409	$944,026	$3,236,504	$1,591,825

(1)	Operations commenced on June 29, 2012.
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Growth Fund		PL Large-Cap Growth Fund		PL Large-Cap Value Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income	$85,541	$368,112	$24,440	$397,964	$2,684,122	$5,418,754
Net realized gain	7,110,142	12,373,601	15,009,498	24,700,102	1,849,795	5,134,314
Change in net unrealized appreciation (depreciation)	(196,122)	(13,358,157)	2,762,469	(14,847,702)	21,713,509	35,708,225
Net Increase (Decrease) in Net Assets Resulting from Operations	6,999,561	(616,444)	17,796,407	10,250,364	26,247,426	46,261,293
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(549,887)	—	—	—	(5,290,356)
Net realized gains
Class P	—	—	—	(7,584,966)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(549,887)	—	(7,584,966)	—	(5,290,356)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	21,863,541	14,624,438	612,873	24,025,886	—	76,584,620
Dividends and distributions reinvestments
Class P	—	549,887	—	7,584,966	—	5,290,356
Cost of shares repurchased
Class P	(834,426)	(73,736,695)	(1,668,505)	(21,100,445)	(6,719,101)	(61,678,368)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	21,029,115	(58,562,370)	(1,055,632)	10,510,407	(6,719,101)	20,196,608
NET INCREASE (DECREASE) IN NET ASSETS	28,028,676	(59,728,701)	16,740,775	13,175,805	19,528,325	61,167,545
NET ASSETS
Beginning of Year or Period	48,610,957	108,339,658	142,398,012	129,222,207	324,084,610	262,917,065
End of Year or Period	$76,639,633	$48,610,957	$159,138,787	$142,398,012	$343,612,935	$324,084,610
Undistributed Net Investment Income	$669,062	$583,521	$315,996	$291,556	$3,991,101	$1,306,979

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Main Street Core Fund		PL Mid-Cap Equity Fund		PL Mid-Cap Growth Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income (loss)	$1,183,803	$2,428,242	$621,848	$894,785	($39,297)	$369,291
Net realized gain	11,017,747	11,694,036	3,004,498	16,576,332	3,938,709	856,767
Change in net unrealized appreciation (depreciation)	8,871,309	5,836,651	13,037,414	(10,408,293)	6,607,701	(2,169,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,072,859	19,958,929	16,663,760	7,062,824	10,507,113	(943,624)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(2,671,391)	—	(821,347)	—	(175,658)
Net realized gains
Class P	—	—	—	—	—	(1,858,301)
Net Decrease from Dividends and Distributions to Shareholders	—	(2,671,391)	—	(821,347)	—	(2,033,959)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	593,553	37,024,387	—	20,531,766	7,624,338	19,652,232
Dividends and distributions reinvestments
Class P	—	2,671,391	—	821,347	—	2,033,959
Cost of shares repurchased
Class P	(1,877,848)	(38,092,744)	(1,466,317)	(54,347,302)	(751,552)	(30,738,180)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,284,295)	1,603,034	(1,466,317)	(32,994,189)	6,872,786	(9,051,989)
NET INCREASE (DECREASE) IN NET ASSETS	19,788,564	18,890,572	15,197,443	(26,752,712)	17,379,899	(12,029,572)
NET ASSETS
Beginning of Year or Period	212,428,306	193,537,734	138,415,617	165,168,329	61,556,853	73,586,425
End of Year or Period	$232,216,870	$212,428,306	$153,613,060	$138,415,617	$78,936,752	$61,556,853
Undistributed Net Investment Income	$1,693,865	$510,062	$882,939	$261,091	$52,713	$92,010

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Small-Cap Growth Fund		PL Small-Cap Value Fund		PL Real Estate Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income (loss)	($69,992)	$91,168	$970,763	$2,177,458	$383,119	$737,699
Net realized gain	3,256,099	3,143,110	5,627,110	5,575,545	845,294	1,860,532
Change in net unrealized appreciation (depreciation)	4,091,117	2,601,887	3,897,164	11,150,447	(3,517,026)	2,801,030
Net Increase (Decrease) in Net Assets Resulting from Operations	7,277,224	5,836,165	10,495,037	18,903,450	(2,288,613)	5,399,261
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	—	—	(1,785,180)	—	(725,336)
Net realized gains
Class P	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	—	—	(1,785,180)	—	(725,336)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	—	11,986,420	—	23,891,241	3,782,164	4,275,582
Dividends and distributions reinvestments
Class P	—	—	—	1,785,180	—	725,336
Cost of shares repurchased
Class P	(485,543)	(3,294,395)	(925,968)	(3,299,732)	(428,456)	(2,215,456)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(485,543)	8,692,025	(925,968)	22,376,689	3,353,708	2,785,462
NET INCREASE IN NET ASSETS	6,791,681	14,528,190	9,569,069	39,494,959	1,065,095	7,459,387
NET ASSETS
Beginning of Year or Period	50,898,041	36,369,851	125,646,784	86,151,825	60,138,352	52,678,965
End of Year or Period	$57,689,722	$50,898,041	$135,215,853	$125,646,784	$61,203,447	$60,138,352
Undistributed Net Investment Income	$17,433	$87,425	$1,592,284	$621,521	$590,714	$207,595

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Emerging Markets Fund		PL International Large-Cap Fund		PL International Value Fund
	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (1)	Year Ended March 31, 2013
OPERATIONS
Net investment income	$751,676	$621,434	$2,188,410	$3,156,336	$2,618,546	$3,177,579
Net realized gain (loss)	870,050	1,620,320	952,584	3,039,669	3,142,077	(1,855,843)
Change in net unrealized appreciation	4,450,103	4,867,393	14,718,544	16,358,283	12,610,199	13,477,145
Net Increase in Net Assets Resulting from Operations	6,071,829	7,109,147	17,859,538	22,554,288	18,370,822	14,798,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(667,612)	—	(3,215,843)	—	(3,493,667)
Net realized gains
Class P	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(667,612)	—	(3,215,843)	—	(3,493,667)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	22,417,128	22,556,840	14,079,697	22,507,884	8,862,192	47,205,389
Dividends and distributions reinvestments
Class P	—	667,612	—	3,215,843	—	3,493,667
Cost of shares repurchased
Class P	(878,179)	(4,339,098)	(2,111,430)	(50,043,057)	(1,502,945)	(26,573,122)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	21,538,949	18,885,354	11,968,267	(24,319,330)	7,359,247	24,125,934
NET INCREASE (DECREASE) IN NET ASSETS	27,610,778	25,326,889	29,827,805	(4,980,885)	25,730,069	35,431,148
NET ASSETS
Beginning of Year or Period	110,810,123	85,483,234	198,962,873	203,943,758	146,549,652	111,118,504
End of Year or Period	$138,420,901	$110,810,123	$228,790,678	$198,962,873	$172,279,721	$146,549,652
Undistributed/Accumulated Net Investment Income (Loss)	$474,423	($277,253)	$3,392,826	$1,204,416	$3,188,840	$570,294

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Currency Strategies Fund (1)		PL Global Absolute Return Fund (1)		PL Precious Metals Fund (1)
	Six-Month Period Ended September 30, 2013 (2)	Period Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (2)	Period Ended March 31, 2013	Six-Month Period Ended September 30, 2013 (2)	Period Ended March 31, 2013
OPERATIONS
Net investment income (loss)	($435,757)	($248,279)	$2,944,519	$1,146,442	$116,407	$61,704
Net realized gain (loss)	7,174	5,245,339	(3,574,574)	895,245	(3,191,151)	(111,302)
Change in net unrealized appreciation (depreciation)	(977,134)	(1,329,975)	(7,753,867)	1,117,956	(14,984,067)	(12,234,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,405,717)	3,667,085	(8,383,922)	3,159,643	(18,058,811)	(12,284,240)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	—	—	(101,328)	—	(9,365)
Net realized gains
Class P	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	—	—	(101,328)	—	(9,365)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	8,583,390	115,338,018	21,026,239	169,320,302	33,649,899	78,481,614
Dividends and distributions reinvestments
Class P	—	—	—	101,328	—	9,365
Cost of shares repurchased
Class P	(1,921,969)	(362,425)	(3,443,137)	(554,615)	(994,585)	(246,619)
Net Increase in Net Assets from Capital Share Transactions	6,661,421	114,975,593	17,583,102	168,867,015	32,655,314	78,244,360
NET INCREASE IN NET ASSETS	5,255,704	118,642,678	9,199,180	171,925,330	14,596,503	65,950,755
NET ASSETS
Beginning of Periods	118,642,678	—	171,925,330	—	65,950,755	—
End of Periods	$123,898,382	$118,642,678	$181,124,510	$171,925,330	$80,547,258	$65,950,755
Undistributed Net Investment Income	$4,561,303	$4,997,060	$4,689,508	$1,744,989	$167,803	$51,396

(1)	Operations commenced on December 7, 2012.
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Floating Rate Loan Fund
4/1/2013 - 9/30/2013 (6)	$10.24	$0.20	($0.06)	$0.14	$—	$—		$—	$10.38	1.03%	0.80%	3.95%	1.37%	$117,413	30%
4/1/2012 - 3/31/2013	10.10	0.46	0.18	0.64	(0.47)	(0.03)		(0.50)	10.24	1.03%	0.80%	4.45%	6.40%	110,204	94%
4/1/2011 - 3/31/2012	10.12	0.43	(0.06)	0.37	(0.39)	—		(0.39)	10.10	1.04%	0.80%	4.33%	3.80%	112,088	45%
4/1/2010 - 3/31/2011	9.88	0.34	0.19	0.53	(0.29)	—		(0.29)	10.12	1.22%	0.90%	4.29%	5.51%	86,066	92%
4/1/2009 - 3/31/2010	8.18	0.45	1.70	2.15	(0.45)	—		(0.45)	9.88	1.54%	1.30%	4.78%	26.70%	53,122	118%
6/30/2008 - 3/31/2009	10.00	0.39	(1.82)	(1.43)	(0.39)	—		(0.39)	8.18	1.53%	1.30%	5.90%	(14.37%)	27,811	56%
PL Inflation Managed Fund
4/1/2013 - 9/30/2013 (6)	$9.73	$0.11	($0.81)	($0.70)	$—	$—		$—	$9.03	0.66%	0.56%	2.45%	(7.29%)	$170,218	23%
4/1/2012 - 3/31/2013	10.79	0.21	0.52	0.73	(0.51)	(1.28)		(1.79)	9.73	0.69%	0.58%	1.95%	6.79%	164,281	111%
4/1/2011 - 3/31/2012	10.53	0.31	0.85	1.16	(0.40)	(0.50)		(0.90)	10.79	0.67%	0.56%	2.83%	11.11%	287,956	372%
4/1/2010 - 3/31/2011	10.10	0.24	0.61	0.85	(0.21)	(0.21)		(0.42)	10.53	0.82%	0.64%	2.31%	8.56%	229,356	323%
4/1/2009 - 3/31/2010	9.59	0.29	0.62	0.91	(0.40)	—		(0.40)	10.10	1.21%	0.95%	2.90%	9.68%	149,453	300%
4/1/2008 - 3/31/2009	11.08	0.39	(0.80)	(0.41)	(0.41)	(0.67)		(1.08)	9.59	1.35%	1.01%	3.94%	(3.85%)	81,266	746%
PL Managed Bond Fund
4/1/2013 - 9/30/2013 (6)	$11.11	$0.05	($0.28)	($0.23)	$—	$—		$—	$10.88	0.64%	0.55%	0.93%	(2.07%)	$590,266	234%
4/1/2012 - 3/31/2013	10.86	0.20	0.55	0.75	(0.35)	(0.15)		(0.50)	11.11	0.66%	0.56%	1.75%	6.85%	565,285	495%
4/1/2011 - 3/31/2012	10.75	0.25	0.15	0.40	(0.29)	—		(0.29)	10.86	0.67%	0.55%	2.33%	4.02%	486,215	519%
4/1/2010 - 3/31/2011	10.75	0.24	0.43	0.67	(0.30)	(0.37)		(0.67)	10.75	0.82%	0.63%	2.16%	6.31%	378,982	502%
4/1/2009 - 3/31/2010	9.70	0.30	1.48	1.78	(0.50)	(0.23)		(0.73)	10.75	1.22%	0.95%	2.86%	18.68%	235,957	352%
4/1/2008 - 3/31/2009	10.73	0.43	(0.45)	(0.02)	(0.55)	(0.46)		(1.01)	9.70	1.30%	1.01%	4.36%	0.07%	137,724	441%
PL Short Duration Bond Fund
4/1/2013 - 9/30/2013 (6)	$10.12	$0.07	($0.09)	($0.02)	$—	$—		$—	$10.10	0.65%	0.55%	1.35%	(0.20%)	$230,486	22%
4/1/2012 - 3/31/2013	10.07	0.11	0.08	0.19	(0.14)	(0.00	)(7)	(0.14)	10.12	0.65%	0.55%	1.08%	1.86%	223,601	63%
4/1/2011 - 3/31/2012	10.04	0.11	0.05	0.16	(0.12)	(0.01)		(0.13)	10.07	0.68%	0.55%	1.14%	1.62%	155,368	150%
4/1/2010 - 3/31/2011	10.00	0.10	0.06	0.16	(0.08)	(0.04)		(0.12)	10.04	0.81%	0.64%	1.00%	1.57%	121,133	196%
4/1/2009 - 3/31/2010	9.69	0.18	0.33	0.51	(0.20)	—		(0.20)	10.00	1.22%	0.95%	1.84%	5.27%	75,674	167%
4/1/2008 - 3/31/2009	10.22	0.32	(0.25)	0.07	(0.31)	(0.29)		(0.60)	9.69	1.26%	1.02%	3.20%	0.75%	47,355	146%
PL Emerging Markets Debt Fund
4/1/2013 - 9/30/2013 (6)	$10.53	$0.25	($0.86)	($0.61)	$—	$—		$—	$9.92	1.08%	0.94%	4.86%	(5.79%)	$111,898	73%
6/29/2012 - 3/31/2013	10.00	0.37	0.46	0.83	(0.27)	(0.03)		(0.30)	10.53	1.17%	0.94%	4.67%	8.24%	85,846	61%
PL Comstock Fund
4/1/2013 - 9/30/2013 (6)	$14.40	$0.09	$1.27	$1.36	$—	$—		$—	$15.76	0.97%	0.89%	1.19%	9.44%	$277,498	7%
4/1/2012 - 3/31/2013	12.47	0.19	1.91	2.10	(0.17)	—		(0.17)	14.40	0.97%	0.89%	1.51%	16.96%	261,671	35%
4/1/2011 - 3/31/2012	12.13	0.17	0.32	0.49	(0.15)	—		(0.15)	12.47	0.99%	0.89%	1.47%	4.22%	207,330	24%
4/1/2010 - 3/31/2011	10.69	0.13	1.41	1.54	(0.10)	—		(0.10)	12.13	1.13%	0.99%	1.16%	14.55%	166,465	31%
4/1/2009 - 3/31/2010	6.95	0.09	3.74	3.83	(0.09)	—		(0.09)	10.69	1.51%	1.30%	0.93%	55.34%	128,169	28%
4/1/2008 - 3/31/2009	11.84	0.16	(4.89)	(4.73)	(0.16)	—		(0.16)	6.95	1.58%	1.37%	1.68%	(40.11%)	74,862	60%
PL Growth Fund
4/1/2013 - 9/30/2013 (6)	$13.93	$0.02	$1.83	$1.85	$—	$—		$—	$15.78	0.84%	0.70%	0.31%	13.28%	$76,640	73%
4/1/2012 - 3/31/2013	13.12	0.08	0.90	0.98	(0.17)	—		(0.17)	13.93	0.86%	0.70%	0.63%	7.53%	48,611	72%
4/1/2011 - 3/31/2012	12.42	0.06	0.71	0.77	(0.07)	—		(0.07)	13.12	0.85%	0.70%	0.54%	6.26%	108,340	84%
4/1/2010 - 3/31/2011	11.21	0.07	1.14	1.21	—	—		—	12.42	0.95%	0.79%	0.58%	10.79%	115,576	83%
4/1/2009 - 3/31/2010	7.74	0.02	3.60	3.62	(0.15)	—		(0.15)	11.21	1.37%	1.10%	0.19%	47.26%	89,219	60%
4/1/2008 - 3/31/2009	12.63	0.03	(4.63)	(4.60)	—	(0.29)		(0.29)	7.74	1.42%	1.15%	0.32%	(37.27%)	74,158	81%
PL Large-Cap Growth Fund
4/1/2013 - 9/30/2013 (6)	$10.40	$0.00 (7)	$1.31	$1.31	$—	$—		$—	$11.71	0.99%	0.82%	0.03%	12.60%	$159,139	126%
4/1/2012 - 3/31/2013	10.30	0.03	0.70	0.73	—	(0.63)		(0.63)	10.40	0.99%	0.81%	0.31%	7.66%	142,398	131%
4/1/2011 - 3/31/2012	9.23	(0.02)	1.25	1.23	—	(0.16)		(0.16)	10.30	1.00%	0.88%	(0.26%)	13.65%	129,222	76%
4/1/2010 - 3/31/2011	7.71	(0.01)	1.53	1.52	—	—		—	9.23	1.12%	0.95%	(0.11%)	19.72%	99,101	102%
4/1/2009 - 3/31/2010	5.44	(0.03)	2.30	2.27	—	—		—	7.71	1.59%	1.28%	(0.38%)	41.73%	61,106	116%
4/1/2008 - 3/31/2009	9.24	(0.05)	(3.75)	(3.80)	—	—		—	5.44	1.81%	1.37%	(0.61%)	(41.13%)	16,515	180%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page B-18

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

	Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Large-Cap Value Fund
4/1/2013 - 9/30/2013 (6)	$13.96	$0.12	$1.01	$1.13	$—		$—		$—	$15.09	0.87%	0.80%	1.58%	8.09%	$343,613	5%
4/1/2012 - 3/31/2013	12.31	0.23	1.66	1.89	(0.24)		—		(0.24)	13.96	0.87%	0.80%	1.80%	15.54%	324,085	26%
4/1/2011 - 3/31/2012	11.59	0.22	0.71	0.93	(0.21)		—		(0.21)	12.31	0.89%	0.80%	1.96%	8.21%	262,917	20%
4/1/2010 - 3/31/2011	10.42	0.16	1.15	1.31	(0.14)		—		(0.14)	11.59	1.01%	0.89%	1.56%	12.69%	228,436	19%
4/1/2009 - 3/31/2010	7.35	0.14	3.07	3.21	(0.14)		—		(0.14)	10.42	1.38%	1.20%	1.52%	43.79%	162,312	16%
4/1/2008 - 3/31/2009	11.59	0.16	(4.27)	(4.11)	(0.12)		(0.01)		(0.13)	7.35	1.48%	1.25%	1.63%	(35.61%)	62,931	38%
PL Main Street Core Fund
4/1/2013 - 9/30/2013 (6)	$12.20	$0.07	$1.14	$1.21	$—		$—		$—	$13.41	0.67%	0.60%	1.06%	9.92%	$232,217	26%
4/1/2012 - 3/31/2013	11.26	0.14	0.96	1.10	(0.16)		—		(0.16)	12.20	0.68%	0.60%	1.21%	9.93%	212,428	60%
4/1/2011 - 3/31/2012	10.13	0.10	1.11	1.21	(0.08)		—		(0.08)	11.26	0.70%	0.60%	1.00%	12.12%	193,538	48%
4/1/2010 - 3/31/2011	9.00	0.09	1.10	1.19	(0.06)		—		(0.06)	10.13	0.83%	0.70%	0.93%	13.28%	157,890	58%
4/1/2009 - 3/31/2010	6.11	0.07	2.89	2.96	(0.07)		—		(0.07)	9.00	1.23%	1.00%	0.89%	48.57%	146,028	130%
4/1/2008 - 3/31/2009	9.91	0.09	(3.81)	(3.72)	(0.08)		—		(0.08)	6.11	1.41%	1.06%	1.07%	(37.66%)	85,261	101%
PL Mid-Cap Equity Fund
4/1/2013 - 9/30/2013 (6)	$11.00	$0.05	$1.28	$1.33	$—		$—		$—	$12.33	0.87%	0.80%	0.85%	12.09%	$153,613	50%
4/1/2012 - 3/31/2013	10.29	0.06	0.72	0.78	(0.07)		—		(0.07)	11.00	0.90%	0.80%	0.65%	7.63%	138,416	191%
4/1/2011 - 3/31/2012	10.46	0.05	(0.18)	(0.13)	(0.04)		—		(0.04)	10.29	0.89%	0.80%	0.51%	(1.17%)	165,168	102%
4/1/2010 - 3/31/2011	8.66	0.08	1.79	1.87	(0.07)		—		(0.07)	10.46	1.02%	0.89%	0.87%	21.70%	135,755	87%
4/1/2009 - 3/31/2010	5.33	0.03	3.34	3.37	(0.04)		—		(0.04)	8.66	1.41%	1.20%	0.44%	63.29%	101,650	74%
4/1/2008 - 3/31/2009	8.92	0.07	(3.58)	(3.51)	(0.08)		(0.00	)(7)	(0.08)	5.33	1.52%	1.26%	1.01%	(39.44%)	59,135	82%
PL Mid-Cap Growth Fund
4/1/2013 - 9/30/2013 (6)	$8.58	($0.01)	$1.45	$1.44	$—		$—		$—	$10.02	0.97%	0.85%	(0.12%)	16.78%	$78,937	26%
4/1/2012 - 3/31/2013	8.87	0.05	(0.03)	0.02	(0.02)		(0.29)		(0.31)	8.58	1.00%	0.85%	0.60%	0.61%	61,557	48%
4/1/2011 - 3/31/2012	10.28	(0.02)	(0.28)	(0.30)	(0.05)		(1.06)		(1.11)	8.87	0.98%	0.85%	(0.21%)	(1.08%)	73,586	27%
4/1/2010 - 3/31/2011	8.41	0.02	2.83	2.85	(0.02)		(0.96)		(0.98)	10.28	1.17%	0.95%	0.24%	35.16%	64,476	44%
4/1/2009 - 3/31/2010	4.98	(0.03)	3.56	3.53	—		(0.10)		(0.10)	8.41	1.53%	1.25%	(0.42%)	70.89%	54,994	32%
4/1/2008 - 3/31/2009	9.31	(0.05)	(3.57)	(3.62)	—		(0.71)		(0.71)	4.98	1.80%	1.34%	(0.60%)	(40.02%)	18,873	48%
PL Small-Cap Growth Fund
4/1/2013 - 9/30/2013 (6)	$13.29	($0.02)	$1.93	$1.91	$—		$—		$—	$15.20	0.86%	0.75%	(0.26%)	14.37%	$57,690	42%
4/1/2012 - 3/31/2013	11.86	0.03	1.40	1.43	—		—		—	13.29	0.90%	0.75%	0.21%	12.06%	50,898	92%
4/1/2011 - 3/31/2012	11.90	(0.03)	(0.01)	(0.04)	—		—		—	11.86	0.93%	0.75%	(0.31%)	(0.34%)	36,370	67%
4/1/2010 - 3/31/2011	9.41	(0.06)	2.55	2.49	—		—		—	11.90	1.11%	0.84%	(0.63%)	26.46%	32,355	86%
4/1/2009 - 3/31/2010	5.88	(0.06)	3.59	3.53	—		—		—	9.41	1.56%	1.15%	(0.81%)	60.03%	25,691	88%
4/1/2008 - 3/31/2009	9.12	(0.07)	(3.17)	(3.24)	—		—		—	5.88	1.71%	1.28%	(0.96%)	(35.53%)	24,046	73%
PL Small-Cap Value Fund
4/1/2013 - 9/30/2013 (6)	$12.15	$0.09	$0.93	$1.02	$—		$—		$—	$13.17	0.98%	0.90%	1.50%	8.40%	$135,216	19%
4/1/2012 - 3/31/2013	10.58	0.22	1.52	1.74	(0.17)		—		(0.17)	12.15	1.00%	0.90%	2.08%	16.72%	125,647	38%
4/1/2011 - 3/31/2012	10.60	0.16	(0.05)	0.11	(0.13)		—		(0.13)	10.58	1.02%	0.90%	1.59%	1.19%	86,152	21%
4/1/2010 - 3/31/2011	8.57	0.16	1.98	2.14	(0.11)		—		(0.11)	10.60	1.13%	0.97%	1.71%	25.11%	76,247	31%
4/1/2009 - 3/31/2010	5.49	0.13	3.06	3.19	(0.11)		—		(0.11)	8.57	1.58%	1.30%	1.82%	58.28%	38,173	32%
4/1/2008 - 3/31/2009	8.80	0.16	(3.34)	(3.18)	(0.13)		—		(0.13)	5.49	1.73%	1.34%	2.21%	(36.39%)	27,018	47%
PL Real Estate Fund
4/1/2013 - 9/30/2013 (6)	$13.67	$0.09	($0.59)	($0.50)	$—		$—		$—	$13.17	1.14%	1.05%	1.25%	(3.66%)	$61,203	7%
4/1/2012 - 3/31/2013	12.59	0.17	1.08	1.25	(0.17)		—		(0.17)	13.67	1.16%	1.05%	1.35%	9.98%	60,138	23%
4/1/2011 - 3/31/2012	11.46	0.13	1.08	1.21	(0.08)		—		(0.08)	12.59	1.18%	1.05%	1.13%	10.62%	52,679	24%
4/1/2010 - 3/31/2011	9.24	0.08	2.23	2.31	(0.09)		—		(0.09)	11.46	1.34%	1.14%	0.77%	25.16%	41,860	32%
4/1/2009 - 3/31/2010	4.60	0.12	4.64	4.76	(0.12)		—		(0.12)	9.24	1.76%	1.45%	1.68%	104.32%	36,352	27%
4/1/2008 - 3/31/2009	11.25	0.15	(6.65)	(6.50)	(0.15	)(8)	—		(0.15)	4.60	1.89%	1.51%	1.79%	(58.24%)	20,775	42%
PL Emerging Markets Fund
4/1/2013 - 9/30/2013 (6)	$14.22	$0.09	$0.56	$0.65	$—		$—		$—	$14.87	1.39%	0.95%	1.25%	4.57%	$138,421	16%
4/1/2012 - 3/31/2013	13.55	0.08	0.68	0.76	(0.09)		—		(0.09)	14.22	1.36%	0.95%	0.62%	5.60%	110,810	40%
4/1/2011 - 3/31/2012	14.68	0.14	(0.95)	(0.81)	(0.07)		(0.25)		(0.32)	13.55	1.49%	0.95%	1.09%	(5.15%)	85,483	30%
4/1/2010 - 3/31/2011	12.19	0.11	2.64	2.75	(0.26)		—		(0.26)	14.68	1.56%	1.04%	0.80%	22.53%	64,270	46%
4/1/2009 - 3/31/2010	6.54	0.06	5.66	5.72	(0.07)		—		(0.07)	12.19	2.15%	1.35%	0.57%	87.45%	47,714	55%
4/1/2008 - 3/31/2009	13.58	0.11	(5.39)	(5.28)	(0.07)		(1.69)		(1.76)	6.54	2.34%	1.42%	1.18%	(42.31%)	30,820	62%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page B-18

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended September 30, were as follows:

	Selected Per Share Data											Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains		Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL International Large-Cap Fund
4/1/2013 - 9/30/2013 (6)	$16.48	$0.17	$1.24	$1.41	$—		$—		$—		$17.89	1.11%	1.00%	2.06%	8.56%	$228,791	6%
4/1/2012 - 3/31/2013	15.12	0.23	1.40	1.63	(0.27)		—		(0.27)		16.48	1.13%	1.00%	1.55%	10.88%	198,963	28%
4/1/2011 - 3/31/2012	15.37	0.22	(0.30)	(0.08)	(0.17)		—		(0.17)		15.12	1.17%	1.00%	1.52%	(0.32%)	203,944	24%
4/1/2010 - 3/31/2011	13.83	0.16	1.52	1.68	(0.14)		—		(0.14)		15.37	1.30%	1.09%	1.16%	12.36%	138,033	34%
4/1/2009 - 3/31/2010	9.17	0.16	4.64	4.80	(0.14)		—		(0.14)		13.83	1.72%	1.40%	1.26%	52.64%	108,002	25%
4/1/2008 - 3/31/2009	15.55	0.17	(6.37)	(6.20)	(0.06)		(0.12)		(0.18)		9.17	1.82%	1.46%	1.39%	(40.24%)	65,124	26%
PL International Value Fund
4/1/2013 - 9/30/2013 (6)	$9.10	$0.16	$0.94	$1.10	$—		$—		$—		$10.20	0.93%	0.80%	3.27%	12.09%	$172,280	24%
4/1/2012 - 3/31/2013	8.62	0.20	0.51	0.71	(0.23)		—		(0.23)		9.10	0.94%	0.80%	2.30%	8.26%	146,550	66%
4/1/2011 - 3/31/2012	9.51	0.26	(0.89)	(0.63)	(0.26)		—		(0.26)		8.62	1.02%	0.80%	3.06%	(6.20%)	111,119	63%
4/1/2010 - 3/31/2011	9.19	0.18	0.35	0.53	(0.21)		—		(0.21)		9.51	1.14%	0.90%	2.01%	5.99%	90,242	150%
4/1/2009 - 3/31/2010	6.14	0.19	3.00	3.19	(0.14)		—		(0.14)		9.19	1.56%	1.20%	2.28%	52.10%	86,284	60%
4/1/2008 - 3/31/2009	12.82	0.26	(6.72)	(6.46)	(0.22)		(0.00	)(7)	(0.22)		6.14	1.58%	1.27%	2.82%	(50.74%)	78,604	31%
PL Currency Strategies Fund
4/1/2013 - 9/30/2013 (6)	$10.32	($0.04)	($0.07)	($0.11)	$—		$—		$—		$10.21	0.91%	0.85%	(0.67%)	(1.07%)	$123,898	54%
12/7/2012 - 3/31/2013	10.00	(0.02)	0.34	0.32	—		—		—		10.32	0.94%	0.85%	(0.69%)	3.20%	118,643	49%
PL Global Absolute Return Fund
4/1/2013 - 9/30/2013 (6)	$10.19	$0.16	($0.63)	($0.47)	$—		$—		$—		$9.72	1.30%	1.20%	3.27%	(4.52%)	$181,125	45%
12/7/2012 - 3/31/2013	10.00	0.07	0.13	0.20	(0.01)		—		(0.01)		10.19	1.20%	1.06%	2.25%	1.96%	171,925	38%
PL Precious Metals Fund
4/1/2013 - 9/30/2013 (6)	$8.22	$0.01	($2.14)	($2.13)	$—		$—		$—		$6.09	1.08%	0.88%	0.32%	(25.91%)	$80,547	5%
12/7/2012 - 3/31/2013	10.00	0.01	(1.79)	(1.78)	(0.00	)(7)	—		(0.00	)(7)	8.22	1.12%	0.88%	0.31%	(17.79%)	65,951	3%
(1)	All the funds covered in this report currently offer Class P shares only. Effective July 2, 2010, all Class A shares of these funds were converted to Class P shares. Performance information prior to the conversion for these funds pertains to Class A shares and reflects the fees and expenses associated with that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers and adviser expense reimbursements as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.
(5)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited.
(7)	Amount represents less than $0.005 per share or less than 0.005%.
(8)	Includes return of capital distribution of $0.01 per share.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment advisor to the Trust. As of September 30, 2013, the Trust was comprised of thirty-three separate funds, twenty-one of which are covered by this report (each individually, a “Fund”, and collectively the “Funds”): PL Floating Rate Loan Fund, PL Inflation Managed Fund, PL Managed Bond Fund, PL Short Duration Bond Fund, PL Emerging Markets Debt Fund, PL Comstock Fund, PL Growth Fund (formerly PL Growth LT Fund), PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Real Estate Fund, PL Emerging Markets Fund, PL International Large-Cap Fund, PL International Value Fund, PL Currency Strategies Fund, PL Global Absolute Return Fund and PL Precious Metals Fund (collectively the “PL Underlying Funds”).

The PL Underlying Funds offer Class P shares only, which are sold at Net Asset Value (“NAV”). The PL Floating Rate Income Fund also offers Class P shares which are sold at NAV. Presently, only the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), the Adviser and certain of its affiliates can invest in the PL Underlying Funds.

The semi-annual report for the Portfolio Optimization Funds and the PL Floating Rate Income Fund (including Class P shares) is not included in this report; there is a separate semi-annual report for the Portfolio Optimization Funds and the PL Floating Rate Income Fund which is available without charge. For information on how to obtain the semi-annual report for the Portfolio Optimization Funds and the PL Floating Rate Income Fund, see the Where to Go for More Information section of this report on page D-7.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

The Trust has implemented the disclosure requirements pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Trust discloses in the statements of assets and liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Trust discloses collateral received and posted in connection with master netting agreements or similar arrangements (see required disclosures in Note 5).

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund covered in this report distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, if initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

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None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services and/or approved alternate valuation methodologies, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board:

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchange, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain

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foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over the Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing methodologies approved by the Board or its delegate (i.e. a valuation committee approved by the Board).

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the Board has delegated authority to a valuation committee to adopt and use alternate valuation formulas and methodologies as it deems necessary and appropriate (“Alternate Valuation Methodologies”) to value such investments. Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and

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sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where

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applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments, and are reflected as Level 2. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral.

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4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors discussed in General Investment Risks factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of September 30, 2013 was less than 15% of its net assets.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower

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directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2013, no participation interest in Senior Loans was held by any of the Funds covered in this report.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

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Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. Except in the case of a repurchase agreement entered into for the purposes of selling a security short, the value of the collateral delivered to the Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for purposes of settling a security short may provide that the cash purchase price paid by the Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, the Fund normally will have used the collateral received to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions (see Note 5).

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the applicable Fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for

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securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations

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of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total market value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The market value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the Funds entered into futures contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds used financial and money market futures as a means of managing exposure to the securities markets or to movements in interest rates. The PL Short Duration Bond Fund entered into U.S. Treasury futures to hedge interest rate exposure and to manage duration. The PL Emerging Markets Debt Fund entered into futures contracts to manage duration and to hedge against U.S. dollar denominated bonds. The PL Large-Cap Growth Fund entered into futures contracts to maintain full exposure to the equity markets and to provide daily liquidity for the Fund’s inflows and outflows. The PL International Value Fund entered into futures contracts to maintain full exposure to the equity markets. The PL Global Absolute Return Fund entered into futures contracts to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various securities markets, to provide daily liquidity for the Fund’s inflows and outflows, and as a part of the Fund’s investment strategy.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated,

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upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

During the reporting period, the Funds entered into option contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds purchased and wrote options and swaptions on futures, currencies and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Funds also utilized inflation floors to hedge duration. The PL Growth Fund invested in option contracts for purposes of risk management and as a part of the Fund’s investment strategy. The Emerging Markets Debt Fund entered into option contracts for purposes of hedging and as a part of the Fund’s investment strategy. The PL Global Absolute Return Fund purchased or wrote options for purposes of risk management and as a part of the Fund’s investment strategy.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the Funds entered into Forward Contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into Forward Contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of each Funds’ investment strategy. The PL Short Duration Bond Fund and PL Growth Fund entered into Forward Contracts for hedging purposes to help protect the Fund’s returns against adverse currency movements. The PL Emerging Markets Debt Fund entered into Forward Contracts to help protect the Fund’s returns against adverse currency movements, to gain market exposure, and as part of the Fund’s investment strategy. The PL Comstock Fund entered into Forward Contracts for risk management purposes to mitigate currency risk. The PL International Value Fund entered into Forward Contracts to manage currency risk and for hedging purposes to insulate the Fund’s returns against adverse currency movements. The PL Global Absolute Return Fund entered into Forward Contracts to hedge against currency exposure associated with the Fund’s investments, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to increase returns, and as a substitute for securities. The PL Currency Strategies Fund purchased or sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy.

Swaps Agreements – Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These

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upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the Funds entered into interest rate swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk, as well as other risk exposures in various global markets, or as a substitute for cash bond exposure. The PL Emerging Markets Debt Fund entered into interest rate swaps for duration management and to gain exposure to the currency markets. The PL Global Absolute Return Fund entered into interest rate swaps to manage interest rate risk, to gain or mitigate exposure to various currencies and securities markets, and to increase returns.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the Funds entered into credit default swaps for the following reasons: PL Managed Bond Fund sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging markets. The PL Managed Bond Fund also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and the cash bond market. The PL Global Absolute Return Fund entered into credit default swaps to hedge exposure to the Fund’s investments, to increase or decrease credit exposure to various indices, individual issuers and securities or groups or securities, and as a part of the Fund’s investment strategy.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which

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(Unaudited)

one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the Funds entered into total return swaps for the following reasons: The PL Global Absolute Return Fund entered into total return swaps to gain currency exposure in various markets, to increase or decrease credit exposure to various indices, individual issuers and securities or groups or securities, and as a part of the Fund’s investment strategy. The PL Emerging Markets Debt Fund entered into total return swaps to gain exposure to various markets, as a substitute for securities, and as a party of the Funds investment strategy.

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of September 30, 2013 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable Fund during the six-month period ended September 30, 2013.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation
Credit contracts	Swap contracts, at value	Swap contracts, at value
Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin

The following is a summary of fair values of derivative investments disclosed in the Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2013:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2013	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	$489,993	$—	$—		$123,155	$366,838	*
PL Managed Bond	5,828,949	362,182	—		80,568	5,386,199	*
PL Short Duration Bond	18,885	—	—		18,885	—
PL Emerging Markets Debt	1,536,531	—	—		416,442	1,120,089
PL International Value	798,735	—	—		798,735	—
PL Currency Strategies	1,318,641	—	—		1,318,641	—
PL Global Absolute Return	9,860,871	6,373,040	323,964	*	2,477,697	686,170

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2013	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	($1,197,953)	$—	$—		($322,284)	($875,669	)*
PL Managed Bond	(1,856,041)	(237,533)	—		(647,218)	(971,290	)*
PL Short Duration Bond	(110,070)	—	—		—	(110,070	)*
PL Emerging Markets Debt	(569,714)	—	—		(524,049)	(45,665)
PL Comstock	(649,145)	—	—		(649,145)	—
PL International Value	(558,720)	—	—		(558,720)	—
PL Currency Strategies	(5,887,602)	—	—		(5,887,602)	—
PL Global Absolute Return	(7,941,478)	(2,141,824)	(10,745	)*	(4,381,376)	(1,407,533	)*

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies
Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2013:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	($395,535)	$—	$—	($106,825)	($288,710)
PL Managed Bond	(2,203,439)	414,290	—	(1,042,373)	(1,575,356)
PL Short Duration Bond	18,626	—	—	16,951	1,675
PL Emerging Markets Debt	317,653	—	—	348,495	(30,842)
PL Comstock	(835,321)	—	—	(835,321)	—
PL Growth	13,093	—	22,787	(9,694)	—
PL Large-Cap Growth	57,756	—	57,756	—	—
PL International Value	(614,058)	—	182,246	(796,304)	—
PL Currency Strategies	(3,204)	—	—	(3,204)	—
PL Global Absolute Return	(3,209,501)	(666,743)	—	(1,535,170)	(1,007,588)

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	($867,085)	$—	$—	($277,840)	($589,245)
PL Managed Bond	631,228	(247,720)	—	(1,169,318)	2,048,266
PL Short Duration Bond	(71,613)	—	—	24,758	(96,371)
PL Emerging Markets Debt	(403,359)	—	—	(201,167)	(202,192)
PL Comstock	(602,657)	—	—	(602,657)	—
PL Growth	9,483	—	—	9,483	—
PL Large-Cap Growth	(35,842)	—	(35,842)	—	—
PL International Value	(153,943)	—	—	(153,943)	—
PL Currency Strategies	(3,413,994)	—	—	(3,413,994)	—
PL Global Absolute Return	(4,760,568)	(337,610)	79,855	(4,442,063)	(60,750)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
PL Inflation Managed
Swaps	$191,292	$142,498	$—	$48,794	($722,901)	($142,498)	($134,612)	($445,791)
Options	59,906	21,227	—	38,679	(86,589)	(21,227)	(9,147)	(56,215)
Foreign currency contracts	123,155	52,042	53,104	18,009	(322,284)	(52,042)	(37,817)	(232,425)
Futures*	115,640	66,179	—	49,461	(66,179)	(66,179)	—	—
Sale-buyback financing transactions					(5,174,583)	(5,174,583)	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
PL Managed Bond
Swaps	$4,274,427	$584,768	$29,039	$3,660,620	($718,443)	($584,768)	($58,643)	($75,032)
Options	—	—	—	—	(286,273)	—	(82,145)	(204,128)
Foreign currency contracts	80,568	40,152	5,279	35,137	(647,218)	(40,152)	(174,196)	(432,870)
Futures*	1,473,954	204,107	—	1,269,847	(204,107)	(204,107)	—	—
PL Short Duration Bond
Foreign currency contracts	18,885	—	—	18,885	—	—	—	—
Futures*	—	—	—	—	(110,070)	—	(75,083)	(34,987)
PL Emerging Markets Debt
Swaps	1,120,089	—	—	1,120,089	(45,665)	—	—	(45,665)
Options	1,691	—	—	1,691	—	—	—	—
Foreign currency contracts	414,751	308,143	—	106,608	(524,049)	(308,143)	—	(215,906)
PL Comstock Fund
Foreign currency contracts	—	—	—	—	(649,145)	—	—	(649,145)
PL International Value
Foreign currency contracts	798,735	141,295	—	657,440	(558,720)	(141,295)	—	(417,425)
PL Currency Strategies
Foreign currency contracts	1,318,641	1,245,626	—	73,015	(5,887,602)	(1,245,626)	(4,123,713)	(518,263)
PL Global Absolute Return
Swaps	8,652,869	1,938,467	3,355,250	3,359,152	(2,670,737)	(1,938,467)	(433,678)	(298,592)
Options	304,660	136,563	84,000	84,097	(489,982)	(136,563)	(209,308)	(144,111)
Foreign currency contracts	808,398	807,222	588	588	(3,891,394)	(807,222)	(1,826,565)	(1,257,607)
Futures*	94,944	94,944	—	—	(889,365)	(94,944)	(794,421)	—

* Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund covered in this report, except for the PL Global Absolute Return Fund, exceeded the value of the repurchase agreements as of September 30, 2013. For the PL Global Absolute Return Fund, the value of the related collateral exceeded 95% of the value of the repurchase price of the repurchase agreements (see Note 4) as of September 30, 2013.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to the Trust. For the PL Underlying Funds, PLFA has retained other management firms to sub-advise each Fund, as discussed later in this section. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Floating Rate Loan (1)	0.75%	PL Large-Cap Value	0.65%	PL International Large-Cap	0.85%
PL Inflation Managed	0.40%	PL Main Street Core	0.45%	PL International Value	0.65%
PL Managed Bond	0.40%	PL Mid-Cap Equity	0.65%	PL Currency Strategies	0.65%
PL Short Duration Bond	0.40%	PL Mid-Cap Growth	0.70%	PL Global Absolute Return	0.80%
PL Emerging Markets Debt	0.785%	PL Small-Cap Growth	0.60%	PL Precious Metals (1)	0.75%
PL Comstock (1)	0.75%	PL Small-Cap Value	0.75%
PL Growth	0.55%	PL Real Estate	0.90%
PL Large-Cap Growth (1)	0.75%	PL Emerging Markets	0.80%

(1)	PLFA has contractually agreed to waive 0.10%, 0.015%, 0.045% (0.275% from January 1, 2013 to April 30, 2013) and 0.07% of its advisory fee through July 31, 2014 for the PL Floating Rate Loan, PL Comstock, PL Large-Cap Growth and PL Precious Metals Funds, respectively. The agreement will terminate if the investment advisory agreement is terminated or upon approval by the Board and prior written notice to the Adviser. There is no guarantee that PLFA will continue such waivers after that date.

Pursuant to Fund Management Agreements, the Trust and PLFA engage various management firms under PLFA’s supervision for the PL Underlying Funds. As of September 30, 2013, the following firms serve as sub-advisers for their respective Fund(s): Boston Management

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

and Research for the PL Floating Rate Loan and PL Global Absolute Return Funds; Pacific Investment Management Company LLC for the PL Inflation Managed and PL Managed Bond Funds; T. Rowe Price Associates, Inc. for the PL Short Duration Bond Fund; Ashmore Investment Management Limited for the PL Emerging Markets Debt Fund; Invesco Advisers, Inc. for the PL Comstock Fund; MFS Investment Management for the PL Growth and PL International Large-Cap Funds; BlackRock Investment Management, LLC for the PL Large-Cap Growth Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Scout Investments, Inc for the PL Mid-Cap Equity Fund; Morgan Stanley Investment Management Inc. for the PL Mid-Cap Growth and PL Real Estate Funds; Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; NFJ Investment Group LLC for the PL Small-Cap Value Fund; J.P. Morgan Investment Management Inc. for the PL International Value Fund; UBS Global Asset Management (Americas) Inc. for the PL Currency Strategies Fund; and Wells Capital Management Inc. for the PL Precious Metals Fund. PLFA, as Adviser to the Trust, pays the related management fees to these sub-advisers as compensation for their sub-advisory services provided to their respective Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PL Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PL Underlying Funds covered in this report are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser and Pacific Life are related parties. The advisory fees earned by the Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, including any fee waivers, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) by each Fund covered in this report for the six-month period ended September 30, 2013 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2013 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees, if any; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for the PL Underlying Funds, except the PL Currency Strategies Fund, PL Global Absolute Return Fund and PL Precious Metals Fund, is 0.15% through July 31, 2015 and 0.30% thereafter through July 31, 2022. The current expense cap for the PL Currency Strategies Fund, PL Global Absolute Return Fund and PL Precious Metals Fund is 0.20% through July 31, 2014. There is no guarantee that PLFA will continue to cap expenses upon the expiration of the applicable expense caps.

Any expense reimbursements are subject to repayment to PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. There was no recoupment of expense reimbursement by PLFA from any Funds covered in this report during the six-month period ended September 30, 2013.

The Adviser expense reimbursement and the advisory fee waiver, if any, of each of the applicable Funds covered in this report for the six-month period ended September 30, 2013 are presented in the Statements of Operations. Any amounts that remained due from the Advisor as of September 30, 2013 are presented in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative reimbursement and fee reduction amounts, if any, as of September 30, 2013 that are subject to repayment for each Fund covered in this report are as follows:

	Expiration Date
Fund	3/31/2014	3/31/2015	3/31/2016	3/31/2017
PL Floating Rate Loan	$161,181	$131,663	$138,319	$73,295
PL Inflation Managed	329,563	295,942	210,150	79,400
PL Managed Bond	558,213	506,074	511,150	273,794
PL Short Duration Bond	164,455	168,516	200,776	116,557
PL Emerging Markets Debt			149,277	67,095
PL Comstock	194,706	167,205	179,416	92,639
PL Growth	154,975	163,768	95,666	37,981
PL Large-Cap Growth	112,128	106,391	120,927	65,540
PL Large-Cap Value	228,247	206,530	217,662	113,007
PL Main Street Core	176,595	160,866	167,926	76,959
PL Mid-Cap Equity	153,964	136,380	137,581	53,164
PL Mid-Cap Growth	116,589	83,455	95,060	39,486
PL Small-Cap Growth	73,729	59,708	63,952	28,741
PL Small-Cap Value	92,291	93,513	101,068	50,544
PL Real Estate	72,505	59,572	60,947	26,469
PL Emerging Markets	270,343	388,707	408,692	266,001
PL International Large-Cap	255,021	289,591	257,028	117,805
PL International Value	200,306	213,243	187,506	103,453
PL Currency Strategies			31,042	41,298
PL Global Absolute Return			68,978	86,856
PL Precious Metals			33,601	47,400

Total	$3,314,811	$3,231,124	$3,436,724	$1,857,484

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund, PL High Income Fund and/or PL Money Market Fund, and/or Class P shares of the corresponding PL Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2013, such expenses were increased by $2,278 for all applicable Funds covered in this report as a result of the market value appreciation on such accounts. As of September 30, 2013, the total amount in the DCP Liability accounts was $36,558 for all applicable Funds covered in this report.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2013, the PL Floating Rate Loan Fund had an unfunded loan commitment of $148,500 (see details in the Notes to Schedule of Investments).

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2013, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Floating Rate Loan	$—	$—	$46,476,506	$33,449,996
PL Inflation Managed	54,344,354	35,787,189	154,783	738,510
PL Managed Bond	1,574,382,831	1,569,023,664	12,746,874	90,652,965
PL Short Duration Bond	19,433,443	19,503,282	41,238,248	28,903,473
PL Emerging Markets Debt	—	—	80,145,615	59,960,033
PL Comstock	—	—	18,532,882	20,915,394
PL Growth	—	—	59,590,503	39,054,186
PL Large-Cap Growth	—	—	184,912,791	183,943,262
PL Large-Cap Value	—	—	16,299,692	17,114,272
PL Main Street Core	—	—	58,695,304	56,639,240
PL Mid-Cap Equity	—	—	71,934,058	73,631,045
PL Mid-Cap Growth	—	—	16,877,807	16,919,351
PL Small-Cap Growth	—	—	21,283,761	22,406,302
PL Small-Cap Value	—	—	22,686,868	22,828,195
PL Real Estate	—	—	8,035,804	4,226,748
PL Emerging Markets	—	—	37,814,346	18,624,177
PL International Large-Cap	—	—	27,619,011	13,322,714
PL International Value	—	—	45,104,350	37,650,229
PL Currency Strategies	—	—	35,289,689	32,325,933
PL Global Absolute Return	28,066,836	17,236,335	44,742,417	13,746,621
PL Precious Metals	—	—	35,279,387	3,172,730

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2013, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2013:

		Distributable Earnings		Late Year Ordinary and Post-October Losses Deferral
Funds	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PL Floating Rate Loan	$—	$1,316,347	$415,183	$—	$—	$—	$—
PL Inflation Managed	—	969,033	1,799,266	—	—	—	—
PL Managed Bond	—	5,249,049	335,216	—	—	—	—
PL Short Duration Bond	(400,482)	692,686	—	—	—	—	—
PL Emerging Markets Debt	—	2,223,395	—	—	—	—	—
PL Comstock	(15,567,387)	1,547,697	—	—	(39,394)	—	(39,394)
PL Growth	(8,082,253)	573,620	—	—	—	—	—
PL Large-Cap Growth	—	2,005,094	16,228,244	—	—	—	—
PL Large-Cap Value	(11,105,101)	1,311,059	—	—	—	—	—
PL Main Street Core	(15,493,924)	510,526	—	—	—	—	—
PL Mid-Cap Equity	—	261,379	8,498,830	—	—	—	—
PL Mid-Cap Growth	—	152,026	201,852	—	—	—	—
PL Small-Cap Growth	(2,656,903)	98,333	—	(9,352)	—	—	(9,352)
PL Small-Cap Value	(565,420)	643,956	—	—	—	—	—
PL Real Estate	(7,118,950)	207,691	—	—	—	—	—
PL Emerging Markets	—	338,384	716,973	—	—	—	—
PL International Large-Cap	(11,259,863)	1,245,736	—	—	(316,774)	—	(316,774)
PL International Value	(56,218,765)	1,569,454	—	—	—	—	—
PL Currency Strategies	—	4,034,419	—	—	—	—	—
PL Global Absolute Return	—	4,380,767	—	—	—	—	—
PL Precious Metals	—	187,701	—	—	106,883	—	106,883

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2013:

	Net Capital Loss Carryover Expiring In			Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover
Fund	2017	2018	2019	Short-Term	Long-Term
PL Short Duration Bond	$—	$—	$—	($400,482)	$—	($400,482)
PL Comstock	—	(15,567,387)	—	—	—	(15,567,387)
PL Growth	—	(8,082,253)	—	—	—	(8,082,253)
PL Large-Cap Value	(277,230)	(10,501,973)	(325,898)	—	—	(11,105,101)
PL Main Street Core	—	(15,493,924)	—	—	—	(15,493,924)
PL Small-Cap Growth	—	(2,656,903)	—	—	—	(2,656,903)
PL Small-Cap Value	—	(565,420)	—	—	—	(565,420)
PL Real Estate	—	(7,118,950)	—	—	—	(7,118,950)
PL International Large-Cap	(312,566)	(8,295,134)	(2,652,163)	—	—	(11,259,863)
PL International Value	(6,971,246)	(38,541,418)	—	(7,203,007)	(3,503,094)	(56,218,765)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2013, were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Floating Rate Loan	$119,073,032	$1,294,937	($689,648)	$605,289	$2,061	$607,350
PL Inflation Managed	183,633,113	1,913,485	(9,757,920)	(7,844,435)	(745,627)	(8,590,062)
PL Managed Bond	756,599,315	8,686,888	(6,741,105)	1,945,783	1,737,851	3,683,634
PL Short Duration Bond	229,100,592	1,407,665	(965,865)	441,800	(91,691)	350,109
PL Emerging Markets Debt	110,191,487	746,921	(2,813,857)	(2,066,936)	(336,946)	(2,403,882)
PL Comstock	200,052,698	79,804,782	(1,855,110)	77,949,672	(648,577)	77,301,095
PL Growth	65,082,195	11,738,593	(426,134)	11,312,459	310	11,312,769
PL Large-Cap Growth	136,044,177	25,320,615	(1,121,643)	24,198,972	222	24,199,194
PL Large-Cap Value	227,993,093	115,916,161	(568,395)	115,347,766	—	115,347,766
PL Main Street Core	172,732,172	60,978,683	(397,715)	60,580,968	(42)	60,580,926
PL Mid-Cap Equity	130,343,484	25,257,594	(1,661,328)	23,596,266	—	23,596,266
PL Mid-Cap Growth	59,769,845	20,466,775	(1,510,258)	18,956,517	35	18,956,552
PL Small-Cap Growth	42,693,591	15,183,329	(475,167)	14,708,162	—	14,708,162
PL Small-Cap Value	104,607,985	33,551,842	(1,769,459)	31,782,383	98	31,782,481
PL Real Estate	44,899,098	17,143,790	(568,195)	16,575,595	—	16,575,595
PL Emerging Markets	112,031,404	29,663,652	(3,691,630)	25,972,022	(40,075)	25,931,947
PL International Large-Cap	164,350,296	66,060,605	(1,914,492)	64,146,113	12,246	64,158,359
PL International Value	139,048,429	32,897,455	(1,253,219)	31,644,236	253,328	31,897,564
PL Currency Strategies	124,761,498	2,263,996	(8,840)	2,255,156	(4,562,265)	(2,307,109)
PL Global Absolute Return	197,661,313	1,541,667	(5,184,114)	(3,642,447)	(2,994,788)	(6,637,235)
PL Precious Metals	109,182,743	366,086	(28,448,838)	(28,082,752)	3,048	(28,079,704)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, and assets and liabilities in foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Each Fund analyzes all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each Fund’s evaluation, as of and during the six-month period ended September 30, 2013, each Fund did not record a liability for any unrecognized tax benefits. Each Fund’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the six-month period ended September 30, 2013, none of the Funds covered in this report incurred any interest or penalties. Each Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Each Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2010 through March 31, 2013 for Federal purposes and March 31, 2009 through March 31, 2013 for State purposes.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the year or periods ended March 31, 2013, was as follows:

	For the Year or Period Ended March 31, 2013
Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Floating Rate Loan	$4,747,623	$218,517	$4,966,140
PL Inflation Managed	16,375,562	6,414,250	22,789,812
PL Managed Bond	23,397,454	30,054	23,427,508
PL Short Duration Bond	2,806,267	46,127	2,852,394

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	For the Year or Period Ended March 31, 2013
Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Emerging Markets Debt	$2,240,459	$—	$2,240,459
PL Comstock	2,925,820	—	2,925,820
PL Growth	549,887	—	549,887
PL Large-Cap Growth	660,404	6,924,562	7,584,966
PL Large-Cap Value	5,290,356	—	5,290,356
PL Main Street Core	2,671,391	—	2,671,391
PL Mid-Cap Equity	821,347	—	821,347
PL Mid-Cap Growth	175,658	1,858,301	2,033,959
PL Small Cap Value	1,785,180	—	1,785,180
PL Real Estate	725,336	—	725,336
PL Emerging Markets	667,612	—	667,612
PL International Large-Cap	3,215,843	—	3,215,843
PL International Value	3,493,667	—	3,493,667
PL Global Absolute Return	101,328	—	101,328
PL Precious Metals	9,365	—	9,365

There were no income and capital gains distributions to shareholders by any of the Funds covered in this report during the six-month period ended September 30, 2013.

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2013 and the year or periods ended March 31, 2013 were as follows:

	PL Floating Rate Loan Fund		PL Inflation Managed Fund		PL Managed Bond Fund		PL Short Duration Bond Fund
	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013
Class P
Shares sold	850,188	1,909,740	2,493,197	4,964,939	4,856,280	11,521,367	1,620,543	9,482,046
Dividends and distributions reinvested	—	495,128	—	2,330,247	—	2,123,981	—	282,695
Shares repurchased	(304,777)	(2,740,083)	(517,058)	(17,101,423)	(1,479,821)	(7,517,935)	(902,310)	(3,099,568)
Net increase (decrease)	545,411	(335,215)	1,976,139	(9,806,237)	3,376,459	6,127,413	718,233	6,665,173
Beginning shares outstanding	10,764,482	11,099,697	16,876,068	26,682,305	50,886,262	44,758,849	22,095,114	15,429,941
Ending shares outstanding	11,309,893	10,764,482	18,852,207	16,876,068	54,262,721	50,886,262	22,813,347	22,095,114

	PL Emerging Markets Debt Fund (1)		PL Comstock Fund		PL Growth Fund		PL Large-Cap Growth Fund
	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013
Class P
Shares sold	3,380,601	8,969,861	—	5,045,692	1,422,923	1,122,315	53,711	2,436,595
Dividends and distributions reinvested	—	210,175	—	227,690	—	42,429	—	801,793
Shares repurchased	(257,289)	(1,024,070)	(557,482)	(3,729,655)	(55,575)	(5,932,271)	(150,998)	(2,098,207)
Net increase (decrease)	3,123,312	8,155,966	(557,482)	1,543,727	1,367,348	(4,767,527)	(97,287)	1,140,181
Beginning shares outstanding	8,155,966	—	18,169,292	16,625,565	3,490,693	8,258,220	13,686,911	12,546,730
Ending shares outstanding	11,279,278	8,155,966	17,611,810	18,169,292	4,858,041	3,490,693	13,589,624	13,686,911

	PL Large-Cap Value Fund		PL Main Street Core Fund		PL Mid-Cap Equity Fund		PL Mid-Cap Growth Fund
	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013
Class P
Shares sold	—	6,250,172	46,600	3,359,407	—	2,081,452	783,141	2,446,638
Dividends and distributions reinvested	—	420,537	—	238,944	—	83,386	—	261,099
Shares repurchased	(445,882)	(4,820,154)	(145,255)	(3,364,647)	(124,998)	(5,630,087)	(80,147)	(3,829,537)
Net increase (decrease)	(445,882)	1,850,555	(98,655)	233,704	(124,998)	(3,465,249)	702,994	(1,121,800)
Beginning shares outstanding	23,215,030	21,364,475	17,415,835	17,182,131	12,579,554	16,044,803	7,172,316	8,294,116
Ending shares outstanding	22,769,148	23,215,030	17,317,180	17,415,835	12,454,556	12,579,554	7,875,310	7,172,316

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Small-Cap Growth Fund		PL Small-Cap Value Fund		PL Real Estate Fund		PL Emerging Markets Fund
	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013
Class P
Shares sold	—	1,049,923	—	2,341,212	279,392	331,977	1,579,961	1,754,612
Dividends and distributions reinvested	—	—	—	166,996	—	56,140	—	47,585
Shares repurchased	(34,678)	(286,381)	(73,742)	(311,597)	(31,101)	(173,345)	(61,389)	(318,740)
Net increase (decrease)	(34,678)	763,542	(73,742)	2,196,611	248,291	214,772	1,518,572	1,483,457
Beginning shares outstanding	3,829,304	3,065,762	10,340,048	8,143,437	4,398,314	4,183,542	7,791,528	6,308,071
Ending shares outstanding	3,794,626	3,829,304	10,266,306	10,340,048	4,646,605	4,398,314	9,310,100	7,791,528

	PL International Large-Cap Fund		PL International Value Fund		PL Currency Strategies Fund (2)		PL Global Absolute Return Fund (2)
	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013	Six-Month Period ended 9/30/2013	Year ended 3/31/2013
Class P
Shares sold	841,757	1,581,107	945,148	5,850,166	820,209	11,530,536	2,091,798	16,924,946
Dividends and distributions reinvested	—	202,254	—	393,875	—	—	—	10,153
Shares repurchased	(123,682)	(3,195,516)	(155,400)	(3,035,641)	(179,693)	(35,716)	(346,371)	(55,181)
Net increase (decrease)	718,075	(1,412,155)	789,748	3,208,400	640,516	11,494,820	1,745,427	16,879,918
Beginning shares outstanding	12,073,963	13,486,118	16,100,442	12,892,042	11,494,820	—	16,879,918	—
Ending shares outstanding	12,792,038	12,073,963	16,890,190	16,100,442	12,135,336	11,494,820	18,625,345	16,879,918

	PL Precious Metals Fund (2)
	Six-Month Period ended 9/30/2013	Year ended 3/31/2013
Class P
Shares sold	5,366,661	8,049,164
Dividends and distributions reinvested	—	955
Shares repurchased	(157,721)	(26,531)
Net increase (decrease)	5,208,940	8,023,588
Beginning shares outstanding	8,023,588	—
Ending shares outstanding	13,232,528	8,023,588

(1)	The PL Emerging Markets Debt Fund commenced operations on June 29, 2012.
(2)	The PL Currency Strategies, PL Precious Metals and PL Global Absolute Return Funds commenced operations on December 7, 2012.

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2013 to September 30, 2013 and all dividends and distributions are reinvested.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/13” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/13-09/30/13” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2013 to September 30, 2013.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/13-09/30/13.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Note 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/13	Ending Account Value at 09/30/13	Annualized Expense Ratio	Expenses Paid During the Period 04/01/13 - 09/30/13 (1)
PL Floating Rate Loan Fund
Actual Fund Return
Class P	$1,000.00	$1,013.70	0.80%	$4.04

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$927.10	0.56%	$2.71

Hypothetical
Class P	$1,000.00	$1,022.26	0.56%	$2.84
PL Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$979.30	0.55%	$2.73

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PL Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$998.00	0.55%	$2.75

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PL Emerging Markets Debt Fund
Actual Fund Return
Class P	$1,000.00	$942.10	0.94%	$4.58

Hypothetical
Class P	$1,000.00	$1,020.36	0.94%	$4.76
PL Comstock Fund
Actual Fund Return
Class P	$1,000.00	$1,094.40	0.89%	$4.67

Hypothetical
Class P	$1,000.00	$1,020.61	0.89%	$4.51
PL Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,132.80	0.70%	$3.74

Hypothetical
Class P	$1,000.00	$1,021.56	0.70%	$3.55
PL Large-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,126.00	0.82%	$4.37

Hypothetical
Class P	$1,000.00	$1,020.96	0.82%	$4.15
PL Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,080.90	0.80%	$4.17

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05

See explanation of references on page D-2

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/13	Ending Account Value at 09/30/13	Annualized Expense Ratio	Expenses Paid During the Period 04/01/13 - 09/30/13 (1)
PL Main Street Core Fund
Actual Fund Return
Class P	$1,000.00	$1,099.20	0.60%	$3.16

Hypothetical
Class P	$1,000.00	$1,022.06	0.60%	$3.04
PL Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$1,120.90	0.80%	$4.25

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Mid-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,167.80	0.85%	$4.62

Hypothetical
Class P	$1,000.00	$1,020.81	0.85%	$4.31
PL Small-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,143.70	0.75%	$4.03

Hypothetical
Class P	$1,000.00	$1,021.31	0.75%	$3.80
PL Small-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,084.00	0.90%	$4.70

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56
PL Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$963.40	1.05%	$5.17

Hypothetical
Class P	$1,000.00	$1,019.80	1.05%	$5.32
PL Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$1,045.70	0.95%	$4.87

Hypothetical
Class P	$1,000.00	$1,020.31	0.95%	$4.81
PL International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$1,085.60	1.00%	$5.23

Hypothetical
Class P	$1,000.00	$1,020.05	1.00%	$5.06
PL International Value Fund
Actual Fund Return
Class P	$1,000.00	$1,120.90	0.80%	$4.25

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05

	Beginning Account Value at 04/01/13	Ending Account Value at 09/30/13	Annualized Expense Ratio	Expenses Paid During the Period 04/01/13 - 09/30/13 (1)
PL Currency Strategies Fund
Actual Fund Return
Class P	$1,000.00	$989.30	0.85%	$4.24

Hypothetical
Class P	$1,000.00	$1,020.81	0.85%	$4.31
PL Global Absolute Return Fund
Actual Fund Return
Class P	$1,000.00	$954.80	1.20%	$5.88

Hypothetical
Class P	$1,000.00	$1,019.05	1.20%	$6.07
PL Precious Metals Fund
Actual Fund Return
Class P	$1,000.00	$740.90	0.88%	$3.84

Hypothetical
Class P	$1,000.00	$1,020.66	0.88%	$4.46

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Life Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each Fund management agreement (the “Fund Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (“Fund Managers”). PLFA serves as the investment adviser for all of the Funds and directly manages the PL Short Duration Income, PL Income, PL Limited Duration High Income, PL Strategic Income, PL Floating Rate Income, PL High Income, and PL Money Market Funds (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”) and the PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds (the “Asset Allocation Funds,” and together with the PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Fund Managers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 12, 2012.1 The description below does not relate to the annual renewal of the Advisory Agreement and Fund Management Agreements discussed above, but to approvals for the PL Floating Rate Loan, PL Global Absolute Return and PL Mid-Cap Growth Funds, as described in further detail below. Under the 1940 Act, a change in a Fund Manager, a change in the compensation paid to a Fund Manager, or an assignment of any Fund Management Agreement requires shareholder approval of a new Fund Management Agreement. However, under an exemptive order issued to Pacific Life Insurance Company and the Trust by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by PLFA, in accordance with the terms of the exemptive order, PLFA can hire, terminate and replace, as applicable, Fund Managers and enter into new Fund Management Agreements (except, as a general matter, Fund Managers affiliated with PLFA) without shareholder approval.

II. Board Consideration of the New Fund Management Agreement

PL Floating Rate Loan and PL Global Absolute Return Funds

At an in-person meeting on June 19, 2013, the Board, including all of the Independent Trustees, approved, effective August 1, 2013, the transfer of the Fund Management Agreement with Eaton Vance Management (“EVM”) to Boston Management and Research (“BMR”), a wholly-owned subsidiary of EVM with respect to the PL Floating Rate Loan and PL Global Absolute Return Funds (the “BMR Fund Management Agreement”) and appointed BMR as the Fund Manager for these Funds. BMR’s appointment as the new Fund Manager and the Board’s approval of the BMR Fund Management Agreement were made in accordance with the exemptive order issued by the SEC with regard to the Trust and do not require shareholder approval.

In evaluating the BMR Fund Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Trustees considered that BMR is a wholly-owned subsidiary of the Funds’ previous fund manager, EVM, that the terms of the BMR Fund Management Agreement were substantially the same as the fund management agreement with EVM, that BMR shares the same personnel, senior management, operations, compliance program and chief compliance officer with EVM, that BMR would provide the same general sub-advisory services to the Funds as have been provided by EVM, and that PLFA recommended that BMR serve as the new Fund Manager to the Funds.

In evaluating the BMR Fund Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered that Eaton Vance, the prior Fund Manager of the Funds, had proposed that BMR, a wholly-owned subsidiary of Eaton Vance, replace Eaton Vance as the Fund Manager of the Funds. The Trustees considered the benefits to shareholders of retaining BMR as the Fund Manager, particularly in light of the nature, extent, and quality of the services to be provided to the PL Global Absolute Return and PL Floating Rate Loan Funds. Under the BMR Fund Management Agreement, BMR would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Funds.

The Trustees considered the quality of the management services expected to be provided to each Fund over both the short- and long-term, the organizational depth and resources of BMR, including the background and experience of the Fund Manager’s management, representations from BMR that no significant changes were anticipated in the fund management services currently provided to each Fund, and that the same fund management team would continue to manage each Fund. The Trustees also considered that although BMR is assuming all of the fund management duties, Eaton Vance and its parent company have agreed to guarantee BMR’s obligation to perform all of its duties and obligations under the BMR Fund Management Agreement.

In making these assessments, the Board was aided by the assessments and recommendations of PLFA and the materials provided by BMR, including copies of BMR’s Form ADV; financial information relating to BMR; and other information deemed relevant to the Trustees’ evaluation. The Trustees considered that BMR is a firm with sufficient size, market presence and resources to properly manage each Fund.

1	At the December 12, 2012 meeting, the Board did not consider the continuance of the Fund Management Agreements relating to the PL Emerging Markets Debt, PL Mid-Cap Equity, PL Precious Metals, PL Currency Strategies and PL Global Absolute Return Funds, as those agreements were not up for renewal at that time. Additionally, new Fund Management Agreements with respect to the PL Growth and PL Large-Cap Growth Funds were approved by the Board at the December 12, 2012 meeting and the Board did not consider the continuance of the existing Fund Management Agreements with respect to those Funds at that time.

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

In addition, the Board considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures of BMR, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new BMR Fund Management Agreement.

The Board concluded it was satisfied with the nature, extent and quality of the management services anticipated to be provided to each Fund by BMR under the BMR Fund Management Agreement.

2. Performance

The Trustees considered information about the historical performance of the Funds against similar funds managed by investment management teams that will continue to manage the Funds. With respect to the PL Global Absolute Return Fund, the Trustees considered information about the historical performance of the Fund against a pertinent benchmark and a composite of similarly managed accounts as of March 31, 2013, noting that the Fund had commenced operations on December 10, 2012. The Trustees also considered that they had previously reviewed the historical performance of accounts managed by the PL Global Absolute Return Fund’s investment management team at their meeting on September 11, 2012, in addition to regular quarterly review of investment performance of the Fund. With respect to the PL Floating Rate Loan Fund, the Trustees considered the historical performance of the Fund against a pertinent benchmark and similar funds for the year-to-date, one-, three-, five-, and ten-year periods, as applicable, as of March 31, 2013. The Trustees also considered that they had previously reviewed the historical performance of the PL Floating Rate Loan Fund at their meeting on December 12, 2012, in addition to regular quarterly review of investment performance of the Fund.

3. Fund Management Fee

The Trustees considered that each Fund’s sub-advisory fee schedule would remain the same following the change in Fund Manager. The Trustees noted that they had reviewed the investment advisory fees paid by the PL Global Absolute Return Fund at their meeting on September 11, 2012, and that they had reviewed the investment advisory fees paid by the PL Floating Rate Loan Fund at their meeting on December 12, 2012.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding the costs to BMR of managing each Fund and the profitability of the BMR Fund Management Agreement to BMR to the extent practicable based on the financial information provided by BMR. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and BMR, the fact that each Fund’s sub-advisory fee schedule would remain the same, and the fact that such fees are paid by PLFA. The Board concluded that each Fund’s fee structure reflected in the BMR Fund Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by BMR and its affiliates as a result of their relationship with each Fund, including commissions that may be paid to broker-dealers affiliated with BMR and the anticipated use of soft dollars by BMR. In this regard, the Trustees noted that BMR represented that it does not anticipate utilizing affiliates for brokerage transactions and that although BMR uses soft dollars, it does not anticipate utilizing soft dollar credits for the Funds. The Trustees also considered that BMR may benefit from its relationship with the Funds as a result of the inclusion of assets and performance records in composites used by BMR to demonstrate expertise in each Fund’s strategy, and that such benefit is consistent with those generally derived by fund managers to mutual funds and is not otherwise unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the BMR Fund Management Agreement is in the best interests of each Fund and its shareholders; and (ii) the compensation payable under the BMR Fund Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PL Mid-Cap Growth Fund

At an in-person meeting on June 19, 2013, the Board, including all of the Independent Trustees, approved, effective on or about November 1, 2013, a new Fund Management Agreement with Ivy Investment Management Company (“Ivy”) with respect to the PL Mid-Cap Growth Fund (the “Ivy Fund Management Agreement”) and appointed Ivy as the new Fund Manager for this Fund. In connection with this matter, also at the June 19, 2013 meeting, the Board terminated the fund management agreement for the Fund with the previous fund manager upon the effectiveness of the Ivy Fund Management Agreement. Ivy’s appointment as the new Fund Manager and the Board’s approval of the Ivy Fund Management Agreement were made in accordance with the exemptive order issued by the SEC with regard to the Trust and do not require shareholder approval.

In evaluating the Ivy Fund Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered the various screening processes that PLFA utilizes in identifying a proposed new fund manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the due diligence conducted by PLFA on the investment resources and personnel of a fund manager and an assessment of the investment strategies used by a fund manager, and the due diligence conducted by the Fund’s CCO. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of Ivy, including information about other firms considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend Ivy as the new Fund Manager. The Trustees also considered that PLFA has historically

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

exercised diligence in monitoring the performance of the fund managers and has recommended and taken measures to attempt to remedy relative underperformance by a fund when PLFA and the Board believed appropriate.

In evaluating the Ivy Fund Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Ivy as the Fund Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Ivy. In this regard, the Trustees considered various materials relating to the proposed Fund Manager, including copies of the proposed Ivy Fund Management Agreement; copies of Ivy’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Ivy Fund Management Agreement, Ivy would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the PL Mid-Cap Growth Fund over both the short- and long-term, the organizational depth and resources of Ivy, including the background and experience of Ivy’s management and the expertise of the fund management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Board considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures of Ivy, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new Ivy Fund Management Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to Ivy, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Ivy.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PL Mid-Cap Growth Fund by Ivy under the Ivy Fund Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a mid-cap growth fund and PLFA’s identification of Ivy to serve as Fund Manager with regard to the day-to-day investment activities of the PL Mid-Cap Growth Fund. The Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Ivy Fund Management Agreement, as described below.

The Trustees considered information about the historical performance of a fund managed by the same Ivy fund management team that would manage the PL Mid-Cap Growth Fund using similar investment strategies as those proposed for the PL Mid-Cap Growth Fund (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, five-, and ten-year periods, as applicable, as of March 31, 2013. The Trustees also considered the Comparable Performance against a pertinent benchmark and an applicable peer group for the previous ten calendar years, as applicable. The Trustees also considered information about the historical performance of additional funds managed by Ivy and an affiliate of Ivy using similar investment strategies as those proposed for the PL Mid-Cap Growth Fund against a pertinent benchmark for the one-, three-, five, ten-year and since inception periods. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Fund. The Trustees also considered the need for Ivy to adhere to the Fund’s general investment mandate in order to function appropriately in the PL Portfolio Optimization Funds.

The Board determined that Ivy’s performance record with respect to similarly managed accounts was acceptable.

3. Fund Management Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Fund Manager with regard to other funds with substantially similar investment strategies as the PL Mid-Cap Growth Fund. The Trustees also considered that the proposed sub-advisory fees payable to Ivy under the Fund Management Agreement contain a breakpoint and are lower than the sub-advisory fees paid to the current fund manager. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Fund, but that PLFA had agreed to an advisory fee waiver that would reduce the total advisory fees paid by shareholders until April 30, 2015, as long as Ivy remains the Fund Manager of the PL Mid-Cap Growth Fund.

In comparing the proposed fees to be paid by the Fund to fees charged by Ivy for other similarly managed funds, the Trustees noted that there were differences in the level of services proposed to be provided to the PL Mid-Cap Growth Fund by Ivy, and that Ivy represented that the proposed sub-advisory fee schedule for the Fund is commensurate with the management responsibilities for an investment mandate of the Fund’s size. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Ivy, and that the PL Mid-Cap Growth Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the PL Mid-Cap Growth Fund.

Additionally, the Trustees considered that there are certain costs associated with a manager change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this fund manager change.

The Board concluded that the compensation payable under the Ivy Fund Management Agreement is fair and reasonable.

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND FUND MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

4. Costs, Level of Profits and Economies of Scale

The Trustees considered firm-wide profitability information provided by Ivy and noted that it was difficult to accurately determine or evaluate the projected profitability of the Ivy Fund Management Agreement to Ivy because it managed substantial assets and had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Ivy with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the Ivy Fund Management Agreement to Ivy is an estimate because it had not yet begun to manage the Fund.

The Board concluded that the PL Mid-Cap Growth Fund’s fee structure reflected in the Ivy Fund Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and Ivy information concerning other benefits that may be received by Ivy and its affiliates as a result of their relationship with the PL Mid-Cap Growth Fund, including commissions that may be paid to broker-dealers affiliated with the Fund Manager and the anticipated use of soft-dollars by the Fund Manager. In this regard, the Trustees noted that Ivy represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft-dollar credits generated by Fund commissions. The potential benefits that may be derived by Ivy from its relationship with the PL Mid-Cap Growth Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by sub-advisers to mutual funds. The Trustees considered potential benefits to be derived by Ivy from its relationship with the PL Mid-Cap Growth Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Ivy Fund Management Agreement is in the best interests of the PL Mid-Cap Growth Fund and its shareholders; and (ii) the compensation payable under the Ivy Fund Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC LIFE FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Website at www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Pacific Life Funds

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s Prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The Prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s Prospectus, SAI (including Proxy Voting Policies) and the Portfolio Optimization Funds’ annual and semi-annual reports are available:

•	On the Trust’s Website at www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrants internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	12/05/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	12/05/2013

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	12/05/2013